UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
                                    BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2022

Date of reporting period: 07/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

 Not Applicable
JULY 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Dear Shareholder,
The 12-month reporting period as of July 31, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates four times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the Fed’s statements led many analysts to anticipate that interest rates have room to rise before peaking, although investors’ inflation expectations began to decline near the end of the period.
The horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will ultimately err on the side of protecting employment, even at the expense of higher inflation. In the meantime, however, we believe that we are likely to see a period of slowing growth paired with relatively high inflation.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of higher inflation leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(7.81%) (4.64%)
U.S. small cap equities
(Russell 2000
®
Index)
(6.42) (14.29)
International equities (MSCI
Europe, Australasia, Far
East Index)
(11.27) (14.32)
Emerging market equities
(MSCI Emerging Markets
Index)
(16.24) (20.09)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.21 0.22
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.38) (10.00)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(6.14) (9.12)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(3.95) (6.93)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(6.58) (8.03)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of July 31, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
Investment Objective
BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2022, all of the Fund’s share classes underperformed its custom benchmark, a blend of 70% MSCI World Index/30% Bloomberg
U.S. Aggregate Bond Index.
What factors influenced performance?
The Fund seeks to earn a high level of current income by tactically managing a diversified portfolio of non-traditional sources of yield. The Fund has the flexibility to invest across all asset classes and is managed within a risk-controlled framework, seeking to maintain competitive yield with a risk profile similar to or below that of the custom benchmark. The Fund’s performance is reviewed on an absolute basis due to the nature of its strategy.
The Fund’s allocation to equities, particularly outside the United States, was the largest detractor from returns due to the market weakness over the latter half of the period.
Holdings in emerging market debt and high yield bonds also hurt returns, as rising interest rates and surging inflation weighed on the fixed income market. Equity covered call positions and the Fund’s strategies of managing interest-rate risk (via derivatives) were also key detractors from performance.
The Fund’s risk-management strategies in non-U.S. currencies contributed to returns given that the U.S. Dollar strengthened over the period. Additionally, the Fund’s allocation to infrastructure equities helped returns as the strategy benefitted from the rise in energy prices.
The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures, equity futures and covered calls detracted from returns, while equity options and currency futures contributed.
Describe recent portfolio activity.
The investment advisor made a number of shifts throughout the period to adjust the Fund’s positioning in response to the dynamic market environment. While it generally maintained a steady risk profile in the first half of the period, it reduced risk in the second half given the elevated uncertainty and broader market weakness. Thematically, the investment adviser reduced the Fund’s international allocation in favor of domestic holdings, increased its duration (interest-rate sensitivity), and reduced risk primarily by cutting its weighting in equities.
Describe portfolio positioning at period end.
The Fund’s cash position was modestly elevated, as the investment adviser was judicious in managing the portfolio’s overall level of risk after an extended period of strong market performance. The cash position did not have a meaningful impact on Fund performance.
The Fund was allocated across a number of diverse asset classes, including investment-grade corporate bonds, senior loans, mortgage-backed securities, high yield bonds, global equities, preferred stocks, equity covered calls and cash. The Fund’s duration (a measure of interest rate sensitivity) was approximately 2.7 years at the end of the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2022 (continued)

Fund Summary
BlackRock Dynamic High Income Portfolio
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on November 3, 2014.
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed-income securities. The Fund may also gain exposure to such equity securities and fixed-
income securities by investing in BlackRock equity and/or fixed-income mutual funds and affiliated and unaffiliated exchange-traded funds ("ETFs"). The Fund may also invest up to 50% of its assets in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (70%) and Bloomberg U.S. Aggregate Bond Index (30%).
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
Bloomberg U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Bond Index), a broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 6.54% 6.37% (11.04)% N/A 3.28% N/A% 4.20% N/A%
Investor A ........................... 5.96 5.82 (11.35) (16.01)% 3.02 1.91 3.93 3.21
Investor C ........................... 5.56 5.34 (11.94) (12.77) 2.26 2.26 3.15 3.15
Class K ............................ 6.59 6.45 (11.09) N/A 3.33 N/A 4.24 N/A
70% MSCI World Index/30% Bloomberg U.S.
Aggregate Bond Index ............... — — (8.93) N/A 6.79 N/A 6.54 N/A
MSCI World Index .................... — — (9.16) N/A 8.81 N/A 8.33 N/A
Bloomberg U.S. Aggregate Bond Index ..... — — (9.12) N/A 1.28 N/A 1.70 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund commenced operations on November 3, 2014.

Fund Summary
as of July 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 899.70 $ 3.06 $ 1,000.00 $ 1,021.57 $ 3.26 0.65%
Investor A ................................ 1,000.00 897.60 4.23 1,000.00 1,020.33 4.51 0.90
Investor C ................................ 1,000.00 895.10 7.75 1,000.00 1,016.61 8.25 1.65
Class K .................................. 1,000.00 898.90 2.82 1,000.00 1,021.82 3.01 0.60
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Fund Summary
as of July 31, 2022

Fund Summary
BlackRock Multi-Asset Income Portfolio
Investment Objective
BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2022, all of the Fund’s share classes outperformed its benchmark, a blend of 50% MSCI World Index/50% Bloomberg U.S. Aggregate
Bond Index with the exception of the Fund’s Investor C Shares which performed in line with the benchmark.
What factors influenced performance?
The Fund employs an unconstrained strategy (i.e., one with the flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or similar to the 50/50 custom benchmark. The Fund may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market distress. The following discussion relates to absolute performance due to the nature of the Fund’s strategy.
The Fund’s risk-management strategies in non-U.S. currencies contributed to returns given that the U.S. dollar strengthened over the period. The Fund’s allocation to infrastructure equities, which benefited from rising energy prices, also helped results. The Fund’s effort to manage interest rate risk through the use of derivatives was a further contributor at a time of weak performance for the bond market.
The Fund’s allocation to equities, particularly outside the United States, was the largest detractor from returns due to the market weakness over the latter half of the period.
Holdings in emerging market debt and high yield bonds also hurt returns, as rising interest rates and surging inflation weighed on the fixed income market. Equity covered call positions and holdings in preferred stocks detracted, as well.
The Fund utilized derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. The effect of holding Treasury futures, equity options and currency futures was beneficial to returns, while equity futures and covered calls detracted.
Describe recent portfolio activity.
The investment advisor made a number of shifts throughout the period to adjust the Fund’s positioning in response to the dynamic market environment. While the investment adviser generally maintained a steady risk profile in the first half of the period, they reduced risk in the second half given the elevated uncertainty and broader market weakness. Thematically, the investment adviser reduced the Fund’s international allocation in favor of domestic holdings, increased its duration (interest-rate sensitivity), and reduced risk primarily by cutting its weighting in equities.
Describe portfolio positioning at period end.
The Fund’s cash position was modestly elevated, as the investment adviser was judicious in managing the portfolio’s overall level of risk after an extended period of strong market performance. The cash position did not have a meaningful impact on Fund performance.
The Fund was allocated across a number of diverse asset classes, including investment-grade corporate bonds, senior loans, mortgage-backed securities, high yield bonds, global equities, preferred stocks, equity covered calls and cash. The Fund’s duration (a measure of interest rate sensitivity) was approximately 2.5 years.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Multi-Asset Income Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. In addition, the Fund may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Bloomberg U.S. Aggregate Bond Index (50%).
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
Bloomberg U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Bond Index), a broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 5.34% 5.22% (8.03)% N/A 3.11% N/A 4.68% N/A
Investor A ........................... 4.83 4.72 (8.27) (13.09)% 2.87 1.76% 4.42 3.86%
Investor C ........................... 4.36 4.22 (8.89) (9.76) 2.10 2.10 3.79 3.79
Class K ............................ 5.39 5.28 (7.90) N/A 3.18 N/A 4.71 N/A
50% MSCI World Index/50% Bloomberg U.S.
Aggregate Bond Index ............... — — (8.88) N/A 5.33 N/A 6.09 N/A
MSCI World Index .................... — — (9.16) N/A 8.81 N/A 10.21 N/A
Bloomberg U.S. Aggregate Bond Index ..... — — (9.12) N/A 1.28 N/A 1.65 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

Fund Summary
as of July 31, 2022 (continued)

Fund Summary
BlackRock Multi-Asset Income Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/22)
Ending
Account Value
(07/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 927.60 $ 2.63 $ 1,000.00 $ 1,022.07 $ 2.76 0.55%
Investor A ................................ 1,000.00 927.20 3.82 1,000.00 1,020.83 4.01 0.80
Investor C ................................ 1,000.00 923.60 7.39 1,000.00 1,017.11 7.75 1.55
Class K .................................. 1,000.00 928.60 2.39 1,000.00 1,022.32 2.51 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Portfolio Information
July 31, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio
'
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares iBoxx $ High Yield Corporate Bond ETF ............. 4.9%
BlackRock Allocation Target Shares- BATS Series A .......... 2.4
BlackRock Floating Rate Income Portfolio, Class K Shares ...... 1.1
Credit Suisse AG (Berkshire Hathaway, Inc.), 8.20%, 08/09/22 ... 0.6
Taiwan Semiconductor Manufacturing Co. Ltd. .............. 0.5
Societe Generale SA (UnitedHealth Group, Inc.), 9.62%, 10/14/22 . 0.5
Prologis, Inc. ..................................... 0.4
Cellnex Telecom SA ................................ 0.4
American Tower Corp. .............................. 0.4
Citigroup, Inc. (Apple, Inc.), 12.65%, 09/12/22 .............. 0.4
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 25.8%
Corporate Bonds ................................... 25.6
Equity-Linked Notes ................................. 17.3
Investment Companies ............................... 8.5
Floating Rate Loan Interests ........................... 8.3
Asset-Backed Securities .............................. 5.4
Non-Agency Mortgage-Backed Securities .................. 3.6
Preferred Securities ................................. 3.2
Foreign Government Obligations ........................ 1.9
Foreign Agency Obligations ............................ 0.4
U.S. Government Sponsored Agency Securities .............. 0.0
(b)
Warrants ........................................ 0.0
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 0.1% of the Fund's total investments.
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares iBoxx $ High Yield Corporate Bond ETF ............. 2.7%
SPDR Bloomberg High Yield Bond ETF ................... 1.2
iShares Core Dividend Growth ETF ..................... 1.1
Taiwan Semiconductor Manufacturing Co. Ltd. .............. 0.6
iShares iBoxx $ Investment Grade Corporate Bond ETF ........ 0.4
American Tower Corp. .............................. 0.3
Sanofi ......................................... 0.3
Cellnex Telecom SA ................................ 0.3
AstraZeneca plc .................................. 0.3
Credit Suisse AG (Berkshire Hathaway, Inc.), 8.20%, 08/09/22 ... 0.3
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 31.1%
Common Stocks ................................... 22.9
Asset-Backed Securities .............................. 11.7
Equity-Linked Notes ................................. 9.1
Floating Rate Loan Interests ........................... 8.1
Non-Agency Mortgage-Backed Securities .................. 6.4
Investment Companies ............................... 5.4
Preferred Securities ................................. 3.6
Foreign Government Obligations ........................ 1.2
Foreign Agency Obligations ............................ 0.5
U.S. Government Sponsored Agency Securities .............. 0.0
(b)
Warrants ........................................ 0.0
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 0.1% of the Fund's total investments.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 for BlackRock Dynamic High Income Portfolio and the Class K
Shares inception date of February 3, 2017 for the BlackRock Multi-Asset Income Portfolio is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of
Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2022
BlackRock Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(LIBOR USD 3 Month + 2.05%), 4.56%,
04/15/34
(a)(b)
.................... USD 500 $ 468,437
AGL CLO 17 Ltd., Series 2022-17A, Class C, (3
Month CME Term SOFR + 2.10%), 4.57%,
01/21/35
(a)(b)
.................... 1,000 935,125
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 4.76%, 04/20/32 ... 500 470,562
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.81%, 04/20/32 ... 500 451,831
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 5.51%, 04/15/34 ... 900 814,182
Series 2021-1A, Class E, (LIBOR USD 3
Month + 6.60%), 9.36%, 04/22/34 ... 2,000 1,709,198
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 5.76%, 07/20/34 ... 500 453,392
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 9.21%, 07/20/34 ... 500 423,233
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 4.74%, 10/17/34 ... 1,000 940,147
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 5.79%, 10/17/34 ... 1,000 932,662
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class D, (LIBOR USD 3 Month +
2.60%), 5.39%, 01/28/31
(a)(b)
......... 250 227,463
Anchorage Capital CLO Ltd., Series 2018-1RA,
Class E, (LIBOR USD 3 Month + 5.50%),
7.96%, 04/13/31
(a)(b)
............... 1,000 857,540
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 5.43%, 04/24/31 ... 500 484,935
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 6.53%, 04/24/31 ... 500 480,408
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 500 248,100
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 4.69%, 08/23/30
(a)(b)
250 238,002
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 5.78%, 01/23/31
(a)(b)
... 250 235,152
Bain Capital Credit CLO Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.10%),
4.84%, 10/17/32
(a)(b)
............... 1,000 948,654
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 3.98%, 04/25/34
(a)
.... 58 56,130
Boyce Park CLO Ltd., Series 2022-1A, Class
E, (3 Month CME Term SOFR + 6.25%),
6.80%, 04/21/35
(a)(b)
............... 500 433,454
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.70%), 4.21%, 07/15/31 ... 500 475,173
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 4.41%, 07/15/31 ... 1,000 946,750
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.66%, 07/15/34 ... 500 456,244
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 5.01%, 01/15/34 ... 500 475,621
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD
3 Month + 8.50%), 11.21%, 07/20/32
(a)(b)
. 9 8,200
CarVal CLO I Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 5.63%,
07/16/31
(a)(b)
.................... 1,000 941,419
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 6.41%,
04/20/29
(a)(b)
.................... USD 250 $ 231,368
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 1,000 525,200
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 5.57%, 04/27/31 ... 500 469,135
Series 2014-5A, Class DR2, (LIBOR USD 3
Month + 3.40%), 6.14%, 10/17/31 ... 500 473,847
Series 2015-3A, Class CR, (LIBOR USD 3
Month + 1.65%), 4.39%, 04/19/29 ... 250 237,820
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 6.23%, 04/23/29 ... 500 476,804
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.20%), 8.71%, 04/15/34 ... 500 434,816
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 6.49%,
01/16/32
(a)(b)
.................... 250 234,888
Dryden 72 CLO Ltd., Series 2019-72A, Class
DR, (LIBOR USD 3 Month + 3.00%), 4.41%,
05/15/32
(a)(b)
.................... 800 727,577
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (LIBOR USD 3 Month + 6.60%),
9.11%, 04/15/34
(a)(b)
............... 350 312,177
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 5.66%, 10/20/34 ... 1,500 1,375,096
Series 2021-4A, Class E, (LIBOR USD 3
Month + 6.00%), 8.71%, 10/20/34 ... 1,250 1,080,454
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 2.76%, 06/25/36 ... 1,750 1,507,107
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 2.50%, 10/25/36 ... 53 37,552
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 2.58%, 10/25/36 .. 31 22,167
Generate CLO 3 Ltd., Series 3A, Class DR,
(LIBOR USD 3 Month + 3.60%), 6.31%,
10/20/29
(a)(b)
.................... 500 473,867
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.50%),
5.01%, 04/15/31
(a)(b)
............... 650 599,947
Greywolf CLO IV Ltd., Series 2019-1A, Class
CR, (LIBOR USD 3 Month + 3.65%), 6.39%,
04/17/34
(a)(b)
.................... 1,000 916,486
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 4.78%,
01/27/31
(a)(b)
.................... 500 474,229
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 2.96%, 12/25/35 ... 30 14,025
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 2.62%, 03/25/36 ... 58 21,879
GSAMP Trust, Series 2006-FM3, Class A1,
(LIBOR USD 1 Month + 0.14%), 2.40%,
11/25/36
(a)
..................... 109 56,158
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 5.53%, 04/20/35 750 671,674
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.30%), 8.78%, 04/20/35 500 409,763
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
3.26%, 01/17/38
(a)(b)
............... 254 251,740

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Jay Park CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.65%), 5.36%,
10/20/27
(a)(b)
.................... USD 250 $ 234,677
KKR CLO 27 Ltd., Series 27A, Class DR, (3
Month CME Term SOFR + 3.25%), 5.58%,
10/15/32
(a)(b)
.................... 550 511,582
Long Beach Mortgage Loan Trust, Series
2006-4, Class 1A, (LIBOR USD 1 Month +
0.30%), 2.56%, 05/25/36
(a)
.......... 367 218,728
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 6.11%,
01/15/33
(a)(b)
.................... 500 466,005
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (LIBOR USD 3 Month +
1.90%), 4.64%, 04/19/30
(a)(b)
......... 500 483,594
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 5.31%, 04/20/30
(a)(b)
......... 500 462,613
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class DR, (3 Month CME Term
SOFR + 3.10%), 5.43%, 10/15/32
(a)(b)
... 1,000 924,902
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (LIBOR USD 1 Month
+ 0.28%), 2.54%, 05/25/37
(a)
......... 650 526,566
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 5.73%, 10/21/30
(a)(b)
... 250 229,249
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 5.39%, 10/18/30
(a)(b)
... 1,000 929,242
Neuberger Berman Loan Advisers CLO Ltd.
(a)(b)
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 5.11%, 01/15/30 ... 500 462,973
Series 2021-44A, Class E, (LIBOR USD 3
Month + 6.00%), 8.74%, 10/16/34 ... 2,000 1,720,299
Oakwood Mortgage Investors, Inc., Series
1998-D, Class M1, 7.42%, 01/15/29
(b)
... 187 182,643
OCP CLO Ltd., Series 2015-10A, Class ER2,
(LIBOR USD 3 Month + 6.50%), 9.27%,
01/26/34
(a)(b)
.................... 1,000 862,362
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (LIBOR USD 3 Month +
2.75%), 5.46%, 01/20/31
(a)(b)
......... 500 466,162
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (LIBOR USD 3 Month +
3.20%), 5.71%, 10/15/33
(a)(b)
......... 1,000 937,999
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 4.59%, 07/17/30
(a)(b)
......... 250 231,297
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 4.38%, 02/20/34
(a)(b)
......... 1,000 926,419
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 4.59%, 10/17/31 ... 800 758,205
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 4.35%, 05/21/34 ... 500 456,880
Series 2015-2A, Class BR2, (LIBOR USD 3
Month + 1.95%), 4.66%, 07/20/30 ... 750 718,962
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 3.41%, 11/14/34 ... 500 467,181
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 5.46%, 10/15/34 ... 3,000 2,751,643
Series 2021-4A, Class E, (LIBOR USD 3
Month + 6.05%), 8.56%, 10/15/34 ... 3,000 2,571,456
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 2.52%, 04/20/35 USD 1,500 $ 1,404,414
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.52%, 04/20/35 1,000 922,371
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.35%), 6.82%, 04/20/35 1,000 864,891
PPM CLO 4 Ltd., Series 2020-4A, Class AR,
(LIBOR USD 3 Month + 1.19%), 3.93%,
10/18/34
(a)(b)
.................... 1,000 966,026
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(LIBOR USD 3 Month + 3.05%), 4.34%,
10/30/34
(a)(b)
.................... 1,500 1,355,768
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(LIBOR USD 3 Month + 3.00%), 5.51%,
01/15/35
(a)(b)
.................... 1,000 898,953
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
6.21%, 01/15/29
(a)(b)
............... 500 476,196
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
4.86%, 04/20/34
(a)(b)
............... 250 237,986
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
4.61%, 07/15/31
(a)(b)
............... 500 478,503
Regatta XV Funding Ltd.
(a)(b)
Series 2018-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 4.63%, 10/25/31 ... 285 269,234
Series 2018-4A, Class C, (LIBOR USD 3
Month + 3.30%), 6.08%, 10/25/31 ... 250 235,538
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (LIBOR USD 3 Month + 3.90%),
6.41%, 01/15/33
(a)(b)
............... 500 472,446
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (LIBOR USD 3 Month + 3.05%),
5.76%, 01/20/35
(a)(b)
............... 1,000 927,329
Rockford Tower CLO Ltd.
(a)(b)
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 4.91%, 10/20/31 ... 300 287,749
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.81%, 04/20/34 ... 1,000 898,598
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
DR, (LIBOR USD 3 Month + 3.20%), 5.97%,
10/26/34
(a)(b)
.................... 1,000 862,286
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (LIBOR USD 3 Month + 2.00%), 3.29%,
04/30/32
(a)(b)
.................... 500 470,954
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (LIBOR USD 3 Month + 3.35%), 6.06%,
07/20/30
(a)(b)
.................... 500 471,819
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (LIBOR USD 3 Month + 1.75%),
4.49%, 04/16/31
(a)(b)
............... 500 473,813
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 4.66%,
04/20/34
(a)(b)
.................... 500 466,193
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (LIBOR USD 3 Month + 2.75%), 5.56%,
01/29/32
(a)(b)
.................... 1,000 930,128
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 5.89%,
07/17/31
(a)(b)
.................... 500 467,724
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(LIBOR USD 3 Month + 2.15%), 4.66%,
04/15/33
(a)(b)
.................... 500 475,935

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XI Ltd., Series 2018-11A, Class D,
(LIBOR USD 3 Month + 3.05%), 5.76%,
10/20/31
(a)(b)
.................... USD 300 $ 280,937
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 5.61%,
04/20/31
(a)(b)
.................... 500 461,125
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
5.61%, 01/20/35
(a)(b)
............... 1,000 916,746
Total Asset-Backed Securities — 4.8%
(Cost: $68,480,865) .............................. 62,623,091
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
Airbus SE ........................ 4,630 499,215
BAE Systems plc ................... 82,100 771,637
Huntington Ingalls Industries, Inc. ........ 3,760 815,318
Lockheed Martin Corp. ............... 960 397,258
Raytheon Technologies Corp. .......... 6,430 599,340
3,082,768
Air Freight & Logistics — 0.0%
FedEx Corp. ...................... 1,970 459,187
Airlines — 0.1%
(c)
Copa Holdings SA, Class A ............ 11,705 786,810
InterGlobe Aviation Ltd.
(b)(d)
............ 34,139 809,514
1,596,324
Auto Components — 0.0%
Lear Corp. ....................... 3,470 524,456
Automobiles — 0.1%
General Motors Co.
(c)
................ 30,170 1,093,964
Maruti Suzuki India Ltd. .............. 5,288 588,445
1,682,409
Banks — 1.4%
Absa Group Ltd. ................... 53,838 551,704
Abu Dhabi Commercial Bank PJSC ...... 322,954 802,722
Axis Bank Ltd. ..................... 98,135 901,644
Bandhan Bank Ltd.
(b)(d)
............... 206,631 723,861
Bank of China Ltd., Class H ............ 3,039,000 1,080,624
Bank Rakyat Indonesia Persero Tbk. PT ... 4,130,494 1,219,292
Citigroup, Inc. ..................... 27,010 1,401,819
Citizens Financial Group, Inc. .......... 36,391 1,381,766
Comerica, Inc. ..................... 2,570 199,869
Commercial International Bank Egypt SAE .. 201,253 403,646
DBS Group Holdings Ltd. ............. 32,600 743,878
First Citizens BancShares, Inc., Class A .... 1,360 1,029,085
Grupo Financiero Banorte SAB de CV, Class O 205,629 1,171,910
Hana Financial Group, Inc. ............ 26,501 759,426
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 1,153,000 609,577
KB Financial Group, Inc. .............. 16,317 606,861
M&T Bank Corp. ................... 13,611 2,415,272
OTP Bank Nyrt. .................... 5,760 118,912
Powszechna Kasa Oszczednosci Bank Polski
SA
(c)
......................... 90,031 509,530
Sberbank of Russia PJSC
(c)(e)
........... 98,136 16
Standard Chartered plc ............... 109,625 755,611
TCS Group Holding plc, GDR
(c)(d)(e)
....... 8,849 89
Security
Shares
Shares Value
Banks (continued)
Wells Fargo & Co. .................. 37,270 $ 1,635,035
19,022,149
Beverages — 0.3%
Diageo plc ....................... 40,076 1,898,475
Fomento Economico Mexicano SAB de CV . 56,027 347,724
Fomento Economico Mexicano SAB de CV,
ADR ......................... 5,611 347,770
Kweichow Moutai Co. Ltd., Class A ....... 3,746 1,053,221
3,647,190
Biotechnology — 0.1%
AbbVie, Inc. ...................... 11,157 1,601,141
Capital Markets — 0.2%
B3 SA - Brasil Bolsa Balcao ............ 317,195 680,478
Intercontinental Exchange, Inc. ......... 18,102 1,846,223
Invesco Ltd. ...................... 20,520 364,025
2,890,726
Chemicals — 0.2%
Air Liquide SA ..................... 8,031 1,104,121
Hansol Chemical Co. Ltd. ............. 1,698 287,511
International Flavors & Fragrances, Inc. .... 5,593 693,812
PPG Industries, Inc. ................. 4,800 620,592
2,706,036
Communications Equipment — 0.1%
Accton Technology Corp. ............. 92,000 767,821
Cisco Systems, Inc. ................. 20,310 921,465
Telefonaktiebolaget LM Ericsson, ADR .... 15,260 115,060
1,804,346
Construction & Engineering — 0.0%
Eiffage SA ....................... 4,021 377,327
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H .... 164,000 648,896
Consumer Finance — 0.2%
Capital One Financial Corp. ............ 3,650 400,880
Kaspi.KZ JSC, GDR
(d)
................ 12,780 670,950
Synchrony Financial ................. 41,153 1,377,802
2,449,632
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 16,490 1,007,869
Diversified Financial Services — 0.1%
Apollo Global Management, Inc. ......... 20,440 1,167,124
Equitable Holdings, Inc. .............. 19,470 553,532
1,720,656
Diversified Telecommunication Services — 0.8%
AT&T, Inc. ........................ 35,810 672,512
Cellnex Telecom SA
(b)(d)
............... 110,668 4,950,084
Hellenic Telecommunications Organization SA 46,801 805,818
Koninklijke KPN NV ................. 450,403 1,485,876
TELUS Corp. ..................... 73,883 1,700,887
Verizon Communications, Inc. .......... 16,040 740,888
10,356,065
Electric Utilities — 0.9%
American Electric Power Co., Inc. ........ 14,173 1,396,891
CLP Holdings Ltd. .................. 57,000 483,335
Constellation Energy Corp. ............ 2,421 160,028
Duke Energy Corp. ................. 14,258 1,567,382
Edison International ................. 10,019 678,988
EDP - Energias de Portugal SA ......... 397,744 2,012,149
Enel SpA ........................ 68,497 345,312

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Shares
Shares Value
Electric Utilities (continued)
Entergy Corp. ..................... 5,942 $ 684,102
Eversource Energy ................. 7,931 699,673
NextEra Energy, Inc. ................ 22,332 1,886,831
Southern Co. (The) ................. 8,362 642,954
Terna - Rete Elettrica Nazionale ......... 38,967 298,324
Xcel Energy, Inc. ................... 9,090 665,206
11,521,175
Electrical Equipment — 0.1%
Schneider Electric SE ................ 11,010 1,522,727
Electronic Equipment, Instruments & Components — 0.2%
Samsung SDI Co. Ltd. ............... 1,079 474,274
TE Connectivity Ltd. ................. 12,480 1,668,950
2,143,224
Energy Equipment & Services — 0.1%
Baker Hughes Co. .................. 40,166 1,031,865
Equity Real Estate Investment Trusts (REITs) — 6.3%
Alexandria Real Estate Equities, Inc. ...... 24,075 3,991,154
American Tower Corp. ............... 17,501 4,739,796
Assura plc ....................... 4,770,305 3,997,754
Boston Properties, Inc. ............... 31,326 2,855,678
Community Healthcare Trust, Inc. ........ 29,597 1,152,803
Covivio ......................... 26,425 1,671,213
Cromwell European REIT
(d)
............ 810,803 1,657,362
Crown Castle International Corp. ........ 17,990 3,250,073
Digital Realty Trust, Inc. .............. 19,351 2,563,040
EPR Properties .................... 47,362 2,548,549
Equinix, Inc. ...................... 3,882 2,731,919
ESR Kendall Square REIT Co. Ltd. ....... 569,395 2,273,263
Goodman Group ................... 224,215 3,281,400
LondonMetric Property plc ............. 517,861 1,579,150
LXI REIT plc
(d)
..................... 852,170 1,543,586
Medical Properties Trust, Inc. ........... 63,736 1,098,809
Outfront Media, Inc. ................. 199,103 3,675,441
Physicians Realty Trust ............... 186,498 3,314,069
Prologis, Inc. ...................... 39,408 5,223,925
Rexford Industrial Realty, Inc. .......... 48,832 3,194,101
SBA Communications Corp. ........... 2,437 818,320
SL Green Realty Corp. ............... 61,855 3,071,101
Spirit Realty Capital, Inc. .............. 77,099 3,418,570
Sun Communities, Inc. ............... 23,193 3,802,724
Target Healthcare REIT plc ............ 1,460,319 2,045,133
UDR, Inc. ........................ 80,489 3,895,668
VICI Properties, Inc. ................. 104,344 3,567,521
Warehouses De Pauw CVA ............ 68,612 2,332,411
Welltower, Inc. ..................... 45,175 3,900,410
83,194,943
Food & Staples Retailing — 0.2%
Sendas Distribuidora SA .............. 236,291 725,209
Wal-Mart de Mexico SAB de CV ......... 539,733 1,962,160
Walmart, Inc. ...................... 2,920 385,586
X5 Retail Group NV, GDR
(d)(e)
........... 21,432 214
3,073,169
Food Products — 0.1%
China Mengniu Dairy Co. Ltd.
(c)
......... 220,000 1,022,119
Danone SA ....................... 5,840 322,013
Kraft Heinz Co. (The) ................ 9,370 345,097
Mondelez International, Inc., Class A ...... 2,740 175,469
1,864,698
Gas Utilities — 0.2%
Atmos Energy Corp. ................. 4,222 512,508
ENN Energy Holdings Ltd. ............. 53,400 871,093
Security
Shares
Shares Value
Gas Utilities (continued)
Kunlun Energy Co. Ltd. ............... 884,000 $ 650,772
Tokyo Gas Co. Ltd. ................. 13,900 273,009
2,307,382
Health Care Equipment & Supplies — 0.3%
Dentsply Sirona, Inc. ................ 12,970 468,995
Medtronic plc ..................... 25,889 2,395,251
Zimmer Biomet Holdings, Inc. .......... 7,680 847,795
3,712,041
Health Care Providers & Services — 0.5%
Cardinal Health, Inc. ................. 9,860 587,261
Cigna Corp. ...................... 2,410 663,618
Elevance Health, Inc. ................ 1,530 729,963
Hapvida Participacoes e Investimentos SA
(b)(c)(d)
593,561 710,103
Humana, Inc. ..................... 1,420 684,440
Laboratory Corp. of America Holdings ..... 3,540 928,152
UnitedHealth Group, Inc. .............. 3,355 1,819,551
6,123,088
Hotels, Restaurants & Leisure — 0.1%
Sands China Ltd.
(c)
.................. 284,000 666,133
Yum China Holdings, Inc. ............. 14,846 723,149
1,389,282
Household Durables — 0.2%
Haier Smart Home Co. Ltd., Class A ...... 144,223 530,298
Haier Smart Home Co. Ltd., Class H ...... 19,400 62,090
Newell Brands, Inc. ................. 29,140 588,920
Taylor Wimpey plc .................. 665,991 1,036,602
2,217,910
Household Products — 0.2%
Kimberly-Clark Corp. ................ 5,130 676,083
Reckitt Benckiser Group plc ............ 28,827 2,338,296
3,014,379
Industrial Conglomerates — 0.0%
Siemens AG (Registered) ............. 2,220 247,628
Insurance — 0.8%
American International Group, Inc. ....... 15,430 798,811
Assurant, Inc. ..................... 8,198 1,441,044
Fidelity National Financial, Inc. .......... 17,390 694,904
Prudential Financial, Inc. .............. 4,740 473,953
Prudential plc ..................... 208,190 2,567,897
Sanlam Ltd. ...................... 179,440 589,311
Seguridade Participacoes SA ........... 258,357 1,438,562
Willis Towers Watson plc .............. 4,020 831,899
Zurich Insurance Group AG ............ 3,233 1,411,296
10,247,677
Interactive Media & Services — 0.0%
Tencent Holdings Ltd. ................ 12,400 479,245
Internet & Direct Marketing Retail — 0.2%
(c)
Alibaba Group Holding Ltd. ............ 62,100 698,220
Alibaba Group Holding Ltd., ADR ........ 7,833 700,035
Prosus NV ....................... 12,746 831,485
2,229,740
IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A 16,340 1,110,466
Fidelity National Information Services, Inc. .. 29,971 3,061,837
GDS Holdings Ltd., Class A
(c)
........... 523,804 1,794,120
NEXTDC Ltd.
(c)
.................... 276,422 2,301,088
Paychex, Inc. ..................... 5,993 768,782
SS&C Technologies Holdings, Inc. ....... 17,050 1,008,849
SUNeVision Holdings Ltd. ............. 1,662,000 1,086,975

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Shares
Shares Value
IT Services (continued)
Tata Consultancy Services Ltd. ......... 24,201 $ 1,012,299
Visa, Inc., Class A .................. 7,685 1,630,065
13,774,481
Life Sciences Tools & Services — 0.1%
WuXi AppTec Co. Ltd., Class A .......... 20,996 290,472
WuXi AppTec Co. Ltd., Class H
(b)(d)
....... 37,500 454,282
744,754
Machinery — 0.4%
Epiroc AB, Class A .................. 74,894 1,324,253
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 185,000 871,944
Komatsu Ltd. ..................... 60,400 1,396,351
Otis Worldwide Corp. ................ 20,467 1,599,905
5,192,453
Media — 0.2%
Comcast Corp., Class A .............. 49,864 1,870,897
Publicis Groupe SA ................. 5,740 305,457
2,176,354
Metals & Mining — 0.2%
Gold Fields Ltd. .................... 36,583 338,353
Gold Fields Ltd., ADR
(f)
............... 35,771 329,093
Korea Zinc Co. Ltd. ................. 1,803 662,845
Zijin Mining Group Co. Ltd., Class H ...... 556,000 651,528
1,981,819
Multiline Retail — 0.0%
Dollar General Corp. ................ 1,826 453,633
Fix Price Group Ltd., GDR
(d)(e)
.......... 149,893 1,499
455,132
Multi-Utilities — 0.5%
Ameren Corp. ..................... 8,717 811,727
CenterPoint Energy, Inc. .............. 22,788 722,152
CMS Energy Corp. .................. 8,147 559,943
Consolidated Edison, Inc. ............. 876 86,961
Dominion Energy, Inc. ................ 5,564 456,137
DTE Energy Co. ................... 1,800 234,540
National Grid plc ................... 10,940 150,639
NiSource, Inc. ..................... 10,195 309,928
Public Service Enterprise Group, Inc. ..... 19,280 1,266,118
Sempra Energy .................... 8,595 1,425,051
WEC Energy Group, Inc. .............. 1,024 106,301
6,129,497
Oil, Gas & Consumable Fuels — 0.9%
BP plc .......................... 364,820 1,785,525
Cheniere Energy, Inc. ................ 4,705 703,774
Chevron Corp. ..................... 4,677 765,999
China Petroleum & Chemical Corp., Class H 1,136,000 535,574
ConocoPhillips .................... 3,540 344,902
Ecopetrol SA, ADR .................. 54,455 584,847
Enbridge, Inc. ..................... 27,088 1,216,533
EQT Corp. ....................... 18,680 822,480
Hess Corp. ....................... 4,740 533,108
LUKOIL PJSC, ADR
(e)
................ 44,196 7
MOL Hungarian Oil & Gas plc .......... 75,039 552,469
Novatek PJSC, GDR
(d)(e)
.............. 8 —
Petroleo Brasileiro SA, ADR ........... 30,146 430,485
Petronet LNG Ltd. .................. 309,424 861,185
Shell plc ......................... 6,990 186,468
Targa Resources Corp. ............... 8,938 617,705
Williams Cos., Inc. (The) .............. 44,367 1,512,471
11,453,532
Security
Shares
Shares Value
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 5,848 $ 1,597,089
Godrej Consumer Products Ltd.
(c)
........ 43,150 465,983
Unilever plc, ADR .................. 15,871 772,283
2,835,355
Pharmaceuticals — 0.8%
AstraZeneca plc ................... 26,723 3,515,178
Bayer AG (Registered) ............... 17,980 1,048,778
Merck & Co., Inc. ................... 1,547 138,209
Novo Nordisk A/S, Class B ............ 19,990 2,328,313
Sanofi .......................... 39,974 3,972,358
11,002,836
Professional Services — 0.2%
Leidos Holdings, Inc. ................ 5,077 543,239
NMG, Inc.
(c)
....................... 602 105,350
RELX plc ........................ 50,677 1,504,043
2,152,632
Real Estate Management & Development — 0.9%
Aroundtown SA .................... 159,728 512,253
Emaar Properties PJSC .............. 420,732 631,390
ESR Group Ltd.
(b)(c)(d)
................ 750,600 1,951,880
Hang Lung Properties Ltd. ............. 251,000 457,948
Hulic Co. Ltd. ..................... 312,100 2,503,071
Longfor Group Holdings Ltd.
(b)
.......... 190,000 634,860
VGP NV ......................... 5,890 1,034,496
Vonovia SE ....................... 114,059 3,800,426
11,526,324
Road & Rail — 0.2%
Canadian Pacific Railway Ltd. .......... 9,247 729,156
CSX Corp.
(f)
...................... 26,791 866,153
Union Pacific Corp. ................. 1,365 310,264
West Japan Railway Co. .............. 5,100 187,327
2,092,900
Semiconductors & Semiconductor Equipment — 0.6%
Applied Materials, Inc. ............... 2,590 274,488
Broadcom, Inc. .................... 870 465,868
MediaTek, Inc. ..................... 54,000 1,244,164
Taiwan Semiconductor Manufacturing Co. Ltd. 363,000 6,225,293
8,209,813
Software — 0.4%
Intuit, Inc. ........................ 4,122 1,880,333
Microsoft Corp. .................... 11,992 3,366,634
5,246,967
Specialty Retail — 0.2%
Industria de Diseno Textil SA ........... 71,004 1,724,471
Ross Stores, Inc. ................... 8,510 691,523
2,415,994
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. .......... 5,613 265,692
Textiles, Apparel & Luxury Goods — 0.3%
EssilorLuxottica SA ................. 9,065 1,421,233
Kering SA ........................ 1,936 1,108,344
LVMH Moet Hennessy Louis Vuitton SE .... 1,474 1,023,479
Ralph Lauren Corp. ................. 5,030 496,109
4,049,165
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. .. 23,602 712,257

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Shares
Shares Value
Tobacco — 0.2%
Altria Group, Inc. ................... 15,440 $ 677,198
British American Tobacco plc ........... 14,360 562,677
Philip Morris International, Inc. .......... 14,599 1,418,293
2,658,168
Trading Companies & Distributors — 0.1%
Ferguson plc ...................... 12,168 1,530,719
Transportation Infrastructure — 0.6%
Aena SME SA
(b)(c)(d)
................. 9,158 1,158,393
Atlantia SpA ...................... 65,601 1,516,083
Atlas Arteria Ltd.
(g)
.................. 53,881 293,185
Auckland International Airport Ltd.
(c)
...... 52,609 247,036
Flughafen Zurich AG (Registered)
(c)
....... 160 26,607
Fraport AG Frankfurt Airport Services
Worldwide
(c)
.................... 18,929 865,673
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 68,729 930,356
Hamburger Hafen und Logistik AG ....... 4,054 56,502
Japan Airport Terminal Co. Ltd.
(c)
........ 8,700 341,027
Jiangsu Expressway Co. Ltd., Class H .... 932,000 813,322
Transurban Group
(g)
................. 220,991 2,258,901
8,507,085
Water Utilities — 0.0%
American Water Works Co., Inc. ......... 753 117,046
Severn Trent plc ................... 12,237 439,943
556,989
Wireless Telecommunication Services — 0.2%
KDDI Corp. ....................... 31,300 1,003,551
Rogers Communications, Inc., Class B .... 12,820 589,367
Vodafone Group plc ................. 463,160 682,540
2,275,458
Total Common Stocks — 22.8%
(Cost: $300,674,488) ............................. 299,843,726
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. USD 25 24,375
7.13%, 06/15/26 ................. 1,142 1,060,233
7.88%, 04/15/27 ................. 555 513,375
6.00%, 02/15/28 ................. 362 312,333
7.45%, 05/01/34 ................. 100 86,500
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
600 474,000
Maxar Technologies, Inc., 7.75%, 06/15/27
(b)
58 59,365
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 1,258 1,187,911
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. 22 21,915
7.50%, 04/15/25 ................. 48 47,812
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 1,610 1,668,314
6.25%, 03/15/26
(b)
................ 3,131 3,146,060
6.38%, 06/15/26 ................. 46 45,770
7.50%, 03/15/27 ................. 69 70,126
4.63%, 01/15/29 ................. 302 271,800
4.88%, 05/01/29 ................. 246 220,109
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 580 599,935
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)
.................... 84 49,980
9,859,913
Security
Par (000)
Par (000) Value
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
......... USD 412 $ 379,040
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 1,027 1,139,970
5.50%, 04/20/26 ................. 418 410,617
5.75%, 04/20/29 ................. 1,306 1,250,782
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
... 254 212,220
Azul Investments LLP
5.88%, 10/26/24
(d)
................ 200 134,000
7.25%, 06/15/26
(b)
................ 200 132,500
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
.... 39 40,741
Gol Finance SA
(b)
7.00%, 01/31/25 ................. 260 139,100
8.00%, 06/30/26 ................. 218 139,561
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 191 185,669
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
651 657,504
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
21 22,193
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 32 30,225
Series 2020-1, Class A, 5.88%, 10/15/27 348 350,768
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 352 337,920
4.63%, 04/15/29 ................. 1,220 1,123,925
6,686,735
Auto Components — 0.6%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 101 104,030
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 288 289,330
6.25%, 05/15/26 ................. 1,531 1,540,416
8.50%, 05/15/27 ................. 3,111 3,139,870
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 419 376,011
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 91 68,050
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 121 127,487
5.00%, 07/15/29 ................. 108 98,496
5.63%, 04/30/33 ................. 137 120,149
Icahn Enterprises LP
6.25%, 05/15/26 ................. 277 275,382
5.25%, 05/15/27 ................. 1,189 1,141,345
4.38%, 02/01/29 ................. 167 150,284
7,430,850
Automobiles — 0.0%
Ford Motor Co.
4.75%, 01/15/43 ................. 41 33,774
5.29%, 12/08/46 ................. 100 86,000
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... 88 71,297
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
. 300 262,369
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
50 47,720
501,160
Banks — 1.2%
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(h)
......... 217 180,218
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(d)
......... 612 539,822
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.73%
(a)(d)(h)
... 250 243,750
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(d)(h)
......... 500 465,000

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays plc
(a)(h)
(USD Swap Semi 5 Year + 4.84%), 7.75% USD 625 $ 629,621
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13% ...................... 1,650 1,591,095
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(d)(h)
.............. 200 173,163
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(h)
............. 250 239,109
Credit Agricole SA, (USD Swap Semi 5 Year +
6.19%), 8.13%
(a)(b)(h)
.............. 675 718,031
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 7 Year +
4.13%), 7.00%
(a)(d)(h)
.............. 1,805 1,742,908
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(d)(h)
......... 200 196,750
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 648 511,920
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(h)
.............. 300 254,250
HSBC Holdings plc
(a)(h)
(USD Swap Rate 5 Year + 4.37%), 6.38% 718 724,693
(USD Swap Rate 5 Year + 3.75%), 6.00% 487 467,195
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
.... 317 258,553
JPMorgan Chase & Co., Series W, (LIBOR
USD 3 Month + 1.00%), 2.41%, 05/15/47
(a)
1,492 1,171,220
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(d)(h)
.............. 624 588,627
Lloyds Banking Group plc
(a)(h)
(USD Swap Semi 5 Year + 4.50%), 7.50% 380 384,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75% ...................... 485 476,573
NBK Tier 1 Ltd., (USD Swap Semi 6 Year +
2.88%), 3.63%
(a)(b)(h)
.............. 697 627,213
Nordea Bank Abp
(a)(b)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63% ...................... 1,075 1,072,536
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75% ...................... 560 432,490
Societe Generale SA, (USD Swap Rate 5 Year
+ 5.87%), 8.00%
(a)(b)(h)
............. 1,050 1,078,906
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.14%), 4.30%
(a)(b)(h)
............. 850 651,903
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(h)
............. 400 353,575
15,773,871
Beverages — 0.0%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
44 33,089
Building Products — 0.2%
(b)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ..................... 93 91,140
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 155 144,537
CP Atlas Buyer, Inc., 7.00%, 12/01/28 .... 61 48,038
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 66 57,585
9.75%, 07/15/28 ................. 73 61,122
Security
Par (000)
Par (000) Value
Building Products (continued)
SRM Escrow Issuer LLC, 6.00%, 11/01/28 .. USD 825 $ 765,509
Standard Industries, Inc.
4.75%, 01/15/28 ................. 526 499,700
4.38%, 07/15/30 ................. 187 163,341
3.38%, 01/15/31 ................. 13 10,571
Summit Materials LLC, 5.25%, 01/15/29 ... 128 120,504
1,962,047
Capital Markets — 0.4%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
73 64,452
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 165 145,616
Goldman Sachs Group, Inc. (The), Series
U, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%), 3.65%
(a)(h)
850 718,316
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(d)
.................... 200 170,413
Huarong Finance 2019 Co. Ltd., 3.63%,
09/30/30
(d)
.................... 370 278,726
MSCI, Inc., 3.63%, 09/01/30
(b)
......... 49 44,737
OWL Rock Core Income Corp., 5.50%,
03/21/25
(b)
.................... 159 153,704
State Street Corp., (LIBOR USD 3 Month +
1.00%), 2.83%, 06/15/47
(a)
.......... 3,250 2,527,590
UBS Group AG
(a)(h)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
351 357,364
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
677 703,660
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)
..................... 430 345,612
5,510,190
Chemicals — 0.7%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 379 317,484
Avient Corp., 7.13%, 08/01/30
(b)
........ 154 158,685
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 464 443,214
3.38%, 02/15/29 ................. 364 317,360
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
... 450 378,990
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
......................... 346 357,383
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 71 67,662
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 559 473,741
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 1,565 1,444,855
Equate Petrochemical BV, 2.63%, 04/28/28
(b)
200 179,250
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 450 395,420
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 226 220,951
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 151 153,190
HB Fuller Co., 4.25%, 10/15/28 ........ 361 321,290
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 600 502,909
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 470 372,757
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
188 149,366
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 93 79,739
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 59,562
Pearl Holding II Ltd., 6.00%,
(a)(d)(h)
....... 95 515
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
... 76 27,170
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 200 184,475
6.50%, 09/27/28 ................. 255 243,015
5.50%, 03/18/31 ................. 270 220,101
SCIL IV LLC, 5.38%, 11/01/26
(b)
........ 200 167,313
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(d)(h)
................... 210 144,743

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. USD 285 $ 272,887
5.63%, 08/15/29 ................. 2,101 1,773,244
9,427,271
Commercial Services & Supplies — 1.1%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
378 334,866
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 2,601 2,520,291
9.75%, 07/15/27 ................. 1,538 1,408,131
4.63%, 06/01/28 ................. 979 861,123
6.00%, 06/01/29 ................. 1,115 857,156
APi Escrow Corp., 4.75%, 10/15/29
(b)
..... 82 69,085
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 108 89,908
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 630 624,018
5.75%, 07/15/29 ................. 334 278,582
Aramark Services, Inc.
(b)
6.38%, 05/01/25 ................. 184 184,339
5.00%, 02/01/28 ................. 921 899,817
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 155 138,063
5.00%, 09/01/30 ................. 74 64,613
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 ................. 329 331,142
4.00%, 08/01/28 ................. 771 695,581
4.75%, 06/15/29 ................. 249 229,063
4.38%, 08/15/29 ................. 151 134,767
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 245 244,854
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 68 61,293
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 730 569,882
Nielsen Finance LLC
(b)
5.63%, 10/01/28 ................. 572 560,560
5.88%, 10/01/30 ................. 829 813,456
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. 208 211,384
6.25%, 01/15/28 ................. 1,102 1,010,182
Tuspark Forward Ltd., 7.95%, 05/13/24
(d)
.. 380 114,000
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 922 852,850
14,159,006
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 1,689 793,374
Ciena Corp., 4.00%, 01/31/30
(b)
........ 97 88,755
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 625 578,125
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 429 417,031
8.25%, 03/01/27 ................. 127 110,490
7.13%, 07/01/28 ................. 322 266,455
4.75%, 09/01/29 ................. 429 373,007
Nokia OYJ, 6.63%, 05/15/39 .......... 98 101,007
ViaSat, Inc.
(b)
5.63%, 09/15/25 ................. 225 198,000
6.50%, 07/15/28 ................. 227 168,888
3,095,132
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 205 187,703
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 308 273,280
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 79 72,468
HTA Group Ltd., 7.00%, 12/18/25
(b)
...... 405 359,640
MasTec, Inc., 4.50%, 08/15/28
(b)
........ 72 66,721
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Mexico City Airport Trust, 5.50%, 07/31/47
(d)
USD 270 $ 205,388
1,165,200
Consumer Finance — 0.6%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(h)
.............. 2,115 1,859,085
ASG Finance DAC, 7.88%, 12/03/24
(b)
.... 262 245,625
Capital One Financial Corp., Series M, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.16%), 3.95%
(a)(h)
.... 1,250 1,087,483
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 36 30,223
Ford Motor Credit Co. LLC
5.13%, 06/16/25 ................. 319 318,014
4.13%, 08/04/25 ................. 418 412,253
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
...... 231 177,769
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(d)(h)
......... 200 182,913
Manappuram Finance Ltd., 5.90%, 01/13/23
(d)
292 286,890
Muthoot Finance Ltd.
6.13%, 10/31/22
(b)
................ 668 663,742
4.40%, 09/02/23
(d)
................ 212 204,315
Navient Corp.
6.13%, 03/25/24 ................. 66 65,656
5.50%, 03/15/29 ................. 223 191,187
OneMain Finance Corp.
6.88%, 03/15/25 ................. 362 357,475
7.13%, 03/15/26 ................. 110 106,477
6.63%, 01/15/28 ................. 290 271,913
5.38%, 11/15/29 ................. 27 22,959
4.00%, 09/15/30 ................. 83 65,155
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(d)
.................... 624 605,280
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
122 106,203
7,260,617
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 732 554,198
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 616 633,710
4.00%, 09/01/29 ................. 1,825 1,569,500
Ardagh Packaging Finance plc, 5.25%,
08/15/27
(b)
.................... 271 206,138
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 1,005 1,014,769
8.75%, 04/15/30 ................. 316 301,391
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 16 17,276
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
15 12,615
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 260 212,472
LABL, Inc., 5.88%, 11/01/28
(b)
......... 219 200,111
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 583 576,654
Trivium Packaging Finance BV
(b)(j)
5.50%, 08/15/26 ................. 889 875,665
8.50%, 08/15/27 ................. 2,126 2,030,045
8,204,544
Distributors — 0.0%
(b)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 90 78,526
Resideo Funding, Inc., 4.00%, 09/01/29 ... 45 38,353
116,879
Diversified Consumer Services — 0.1%
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 176 149,702
Service Corp. International, 3.38%, 08/15/30 42 37,328

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Sotheby's
(b)
7.38%, 10/15/27 ................. USD 1,264 $ 1,216,269
5.88%, 06/01/29 ................. 600 520,409
1,923,708
Diversified Financial Services — 0.3%
(b)
Jefferies Finance LLC, 5.00%, 08/15/28 ... 267 223,796
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 177 164,610
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25 ............. 345 221,835
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 274 278,767
7.38%, 09/01/25 ................. 161 159,647
Shift4 Payments LLC, 4.63%, 11/01/26 .... 745 699,369
Verscend Escrow Corp., 9.75%, 08/15/26 .. 2,491 2,502,098
4,250,122
Diversified Telecommunication Services — 1.6%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,920 1,813,248
Altice France SA
(b)
8.13%, 02/01/27 ................. 226 223,168
5.13%, 01/15/29 ................. 447 378,649
5.13%, 07/15/29 ................. 705 603,375
5.50%, 10/15/29 ................. 390 335,427
CCO Holdings LLC
5.00%, 02/01/28
(b)
................ 43 41,495
4.75%, 03/01/30
(b)
................ 245 222,950
4.50%, 08/15/30
(b)
................ 384 341,345
4.25%, 02/01/31
(b)
................ 321 278,468
4.75%, 02/01/32
(b)
................ 347 306,444
4.50%, 05/01/32 ................. 365 315,568
4.50%, 06/01/33
(b)
................ 254 214,630
4.25%, 01/15/34
(b)
................ 1,089 899,552
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 911 783,460
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 230 226,582
5.00%, 05/01/28 ................. 1,534 1,441,561
6.75%, 05/01/29 ................. 486 432,540
6.00%, 01/15/30 ................. 413 346,949
8.75%, 05/15/30 ................. 71 75,394
IHS Holding Ltd., 6.25%, 11/29/28
(b)
...... 370 301,550
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 1,303 1,250,684
7.00%, 10/15/28 ................. 596 572,074
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 61 55,051
4.25%, 07/01/28 ................. 84 73,286
3.63%, 01/15/29 ................. 274 228,998
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 400 348,825
Lumen Technologies, Inc.
5.13%, 12/15/26
(b)
................ 404 368,000
4.00%, 02/15/27
(b)
................ 708 651,374
4.50%, 01/15/29
(b)
................ 418 331,265
5.38%, 06/15/29
(b)
................ 386 322,310
Series U, 7.65%, 03/15/42 .......... 194 151,320
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(h)
................... 464 445,347
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(i)
.................... 262 124,450
Sable International Finance Ltd., 5.75%,
09/07/27
(d)
.................... 345 304,463
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Sprint Capital Corp.
6.88%, 11/15/28 ................. USD 137 $ 153,783
8.75%, 03/15/32 ................. 631 817,145
Switch Ltd., 4.13%, 06/15/29
(b)
......... 588 595,015
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 45 37,526
6.00%, 09/30/34 ................. 991 780,737
7.20%, 07/18/36 ................. 21 17,417
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 2,040 1,785,530
6.13%, 03/01/28 ................. 2,539 1,967,725
20,964,680
Electric Utilities — 0.4%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(b)
.................... 200 161,850
Duke Energy Corp., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.32%), 3.25%, 01/15/82
(a)
.......... 1,425 1,130,815
FEL Energy VI SARL, 5.75%, 12/01/40
(d)
... 443 318,735
Genneia SA, 8.75%, 09/02/27
(b)
........ 261 229,915
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(d)
.................... 300 280,875
Inkia Energy Ltd., 5.88%, 11/09/27
(d)
..... 258 235,635
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
.................... 324 263,311
NextEra Energy Capital Holdings, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.55%), 3.80%, 03/15/82
(a)
1,480 1,227,853
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
..... 200 186,725
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 478 443,431
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. 217 219,606
4.38%, 05/01/29 ................. 187 173,848
4,872,599
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 780 690,300
Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc., 5.00%, 12/15/29
(b)
.......... 808 769,620
Energy Equipment & Services — 0.3%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 498 464,783
6.25%, 04/01/28 ................. 536 485,032
Hilong Holding Ltd., 9.75%, 11/18/24
(d)
.... 207 99,399
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 68 61,710
7.50%, 01/15/28 ................. 138 120,046
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 262 259,380
Tervita Corp., 11.00%, 12/01/25
(b)
....... 60 65,250
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 86 81,495
USA Compression Partners LP
6.88%, 04/01/26 ................. 1,034 969,148
6.88%, 09/01/27 ................. 1,166 1,066,050
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 11 10,466
8.63%, 04/30/30 ................. 207 187,190
3,869,949
Entertainment — 0.2%
(b)
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29 ..................... 287 254,681
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 714 581,221

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Entertainment (continued)
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. USD 19 $ 18,931
6.50%, 05/15/27 ................. 1,139 1,168,899
4.75%, 10/15/27 ................. 765 728,662
3.75%, 01/15/28 ................. 79 72,266
Playtika Holding Corp., 4.25%, 03/15/29 ... 377 338,184
WMG Acquisition Corp., 3.88%, 07/15/30 .. 84 76,591
3,239,435
Equity Real Estate Investment Trusts (REITs) — 0.3%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 145 126,600
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 134 118,397
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 128 112,761
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 236 212,788
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 ................. 226 211,430
5.63%, 07/15/32 ................. 282 264,530
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(d)
. 450 365,625
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 829 799,985
4.50%, 02/15/29
(b)
................ 367 334,662
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. 80 70,900
Service Properties Trust, 7.50%, 09/15/25 .. 51 49,447
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 200 187,225
Uniti Group LP
(b)
7.88%, 02/15/25 ................. 89 89,556
4.75%, 04/15/28 ................. 489 430,378
6.50%, 02/15/29 ................. 703 541,177
6.00%, 01/15/30 ................. 170 121,393
VICI Properties LP, 4.63%, 06/15/25
(b)
.... 16 15,529
4,052,383
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.
5.88%, 02/15/28 ................. 467 452,990
4.88%, 02/15/30 ................. 10 9,150
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 618 549,155
United Natural Foods, Inc., 6.75%, 10/15/28 30 30,187
US Foods, Inc.
6.25%, 04/15/25 ................. 64 65,200
4.75%, 02/15/29 ................. 202 188,554
4.63%, 06/01/30 ................. 483 442,549
1,737,785
Food Products — 0.3%
BRF SA, 4.88%, 01/24/30
(d)
........... 296 256,573
Chobani LLC
(b)
7.50%, 04/15/25 ................. 1,216 1,170,400
4.63%, 11/15/28 ................. 701 631,959
Frigorifico Concepcion SA, 7.70%, 07/21/28
(b)
200 157,750
Grupo Bimbo SAB de CV, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.28%), 5.95%
(a)(b)(h)
............. 200 196,360
Kraft Heinz Foods Co.
4.88%, 10/01/49 ................. 126 117,833
5.50%, 06/01/50 ................. 424 431,980
Lamb Weston Holdings, Inc., 4.38%, 01/31/32
(b)
276 258,942
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 34 32,139
4.63%, 04/15/30 ................. 41 36,767
4.50%, 09/15/31 ................. 83 73,662
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 205 187,157
3,551,522
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... USD 79 $ 71,970
Health Care Equipment & Supplies — 0.2%
(b)
Avantor Funding, Inc.
4.63%, 07/15/28 ................. 454 437,075
3.88%, 11/01/29 ................. 293 269,712
Embecta Corp., 6.75%, 02/15/30 ....... 142 130,427
Garden Spinco Corp., 8.63%, 07/20/30 ... 180 189,006
Medline Borrower LP, 5.25%, 10/01/29 .... 2,032 1,836,420
2,862,640
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 74 73,071
5.00%, 04/15/29 ................. 27 26,165
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 47 44,480
5.13%, 03/01/30 ................. 22 20,179
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
365 270,823
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 119 106,678
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 527 503,285
5.63%, 03/15/27 ................. 170 151,088
6.00%, 01/15/29 ................. 462 403,095
6.88%, 04/15/29 ................. 375 208,125
6.13%, 04/01/30 ................. 361 193,001
Encompass Health Corp.
4.50%, 02/01/28 ................. 23 21,280
4.75%, 02/01/30 ................. 31 28,593
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 395 367,879
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 207 202,682
4.38%, 02/15/27 ................. 102 90,525
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 233 179,783
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 55 53,656
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 220 200,750
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
... 28 28,004
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 390 342,989
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 56 52,640
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 1,949 1,850,439
10.00%, 04/15/27 ................ 204 207,597
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 ................. 502 494,420
6.25%, 02/01/27 ................. 122 123,424
5.13%, 11/01/27 ................. 812 799,820
4.63%, 06/15/28 ................. 48 45,294
6.13%, 10/01/28 ................. 399 389,025
4.25%, 06/01/29 ................. 53 49,290
7,528,080
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 14 12,947
4.38%, 01/15/28 ................. 10 9,268
Affinity Gaming, 6.88%, 12/15/27
(b)
...... 13 11,265
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 117 112,424
4.75%, 06/15/31
(b)
................ 405 372,693
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 242 226,573
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 1,045 1,042,387
8.13%, 07/01/27 ................. 1,338 1,338,000
4.63%, 10/15/29 ................. 945 801,171

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... USD 502 $ 502,075
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 449 471,459
7.63%, 03/01/26 ................. 67 57,637
5.75%, 03/01/27 ................. 883 707,773
9.88%, 08/01/27 ................. 349 361,629
4.00%, 08/01/28 ................. 856 746,860
6.00%, 05/01/29 ................. 295 227,103
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 105 98,904
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 502 490,735
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 471 474,238
6.50%, 10/01/28 ................. 139 136,630
Champion Path Holdings Ltd., 4.85%,
01/27/28
(d)
.................... 410 246,205
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 71 70,709
4.75%, 01/15/28 ................. 680 644,650
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 328 305,860
6.75%, 01/15/30 ................. 93 76,028
Fortune Star BVI Ltd.
(d)
6.75%, 07/02/23 ................. 200 159,000
5.05%, 01/27/27 ................. 450 220,500
Hilton Domestic Operating Co., Inc., 3.75%,
05/01/29
(b)
.................... 24 21,780
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 173 162,623
8.00%, 04/15/26
(e)
................ 185 163,725
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
254 233,007
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
204 153,798
Melco Resorts Finance Ltd.
(d)
5.63%, 07/17/27 ................. 200 148,000
5.38%, 12/04/29 ................. 383 264,270
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 192 175,215
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 195 159,036
7.75%, 02/15/29 ................. 102 81,763
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 219 169,294
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 172 186,317
Powdr Corp., 6.00%, 08/01/25
(b)
........ 133 136,990
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 95 76,712
5.88%, 09/01/31 ................. 95 74,352
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 146 133,167
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................ 75 76,686
9.13%, 06/15/23 ................. 110 111,662
11.50%, 06/01/25 ................ 126 134,970
5.50%, 08/31/26 ................. 69 54,493
5.38%, 07/15/27 ................. 222 172,050
5.50%, 04/01/28 ................. 483 361,907
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 132 137,115
7.00%, 05/15/28 ................. 92 93,583
7.25%, 11/15/29 ................. 33 33,578
Six Flags Entertainment Corp., 5.50%,
04/15/27
(b)
.................... 545 514,475
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
217 223,165
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 154 139,713
4.63%, 12/01/31 ................. 225 196,376
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Studio City Finance Ltd., 6.00%, 07/15/25
(d)
. USD 709 $ 457,298
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 79 80,770
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 191 164,958
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 59 54,204
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 155 143,763
Wynn Macau Ltd., 5.50%, 01/15/26
(d)
..... 531 430,110
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 106 107,060
5.13%, 10/01/29 ................. 684 596,790
Yum! Brands, Inc., 5.35%, 11/01/43 ...... 115 97,750
16,647,248
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 30 26,248
4.63%, 08/01/29 ................. 366 283,702
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 171 131,414
4.88%, 02/15/30 ................. 490 379,693
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
170 159,528
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 53 48,587
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 130 127,530
KB Home, 7.25%, 07/15/30 ........... 46 46,230
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 74 64,977
4.63%, 03/01/30 ................. 174 140,028
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
170 172,206
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
283 200,930
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 7 6,417
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 37 35,386
1,822,876
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 5 4,335
4.13%, 04/30/31
(b)
................ 160 137,750
Energizer Holdings, Inc.
(b)
6.50%, 12/31/27 ................. 88 81,510
4.75%, 06/15/28 ................. 57 48,416
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 73 65,517
5.50%, 07/15/30 ................. 63 56,755
394,283
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
5.25%, 06/01/26 ................. 41 41,360
5.13%, 03/15/28 ................. 955 898,273
4.63%, 02/01/29 ................. 44 39,568
5.00%, 02/01/31 ................. 160 141,877
1,121,078
Insurance — 1.0%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 189 157,615
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 758 706,510
6.75%, 10/15/27 ................. 3,312 3,143,551
5.88%, 11/01/29 ................. 982 855,656
Allianz SE
(a)(b)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 2,000 1,758,323

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... USD 1,000 $ 762,176
Ambac Assurance Corp., 5.10%
(b)(h)
...... 4 3,413
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 833 757,613
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(h)
..... 200 198,340
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 225 221,190
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 1,226 1,210,638
5.63%, 12/01/29 ................. 39 34,554
Liberty Mutual Group, Inc., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.32%), 4.13%, 12/15/51
(a)(b)
....... 850 706,400
NFP Corp.
(b)
4.88%, 08/15/28 ................. 1,036 943,101
6.88%, 08/15/28 ................. 1,620 1,421,712
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
126 113,715
12,994,507
Interactive Media & Services — 0.0%
Twitter, Inc.
(b)
3.88%, 12/15/27 ................. 45 42,818
5.00%, 03/01/30 ................. 91 87,839
130,657
Internet & Direct Marketing Retail — 0.0%
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 100 94,698
3.63%, 10/01/31 ................. 89 76,027
170,725
IT Services — 0.2%
(b)
Acuris Finance US, Inc., 5.00%, 05/01/28 .. 331 278,040
Ahead DB Holdings LLC, 6.63%, 05/01/28 . 131 120,925
Arches Buyer, Inc., 4.25%, 06/01/28 ..... 83 70,999
Booz Allen Hamilton, Inc., 4.00%, 07/01/29 . 378 360,599
CA Magnum Holdings, 5.38%, 10/31/26 ... 512 450,560
Cablevision Lightpath LLC
3.88%, 09/15/27 ................. 200 177,750
5.63%, 09/15/28 ................. 400 323,064
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29 ................ 69 50,409
ION Trading Technologies SARL, 5.75%,
05/15/28 ..................... 200 164,376
Northwest Fiber LLC
4.75%, 04/30/27 ................. 487 422,977
6.00%, 02/15/28 ................. 438 336,333
10.75%, 06/01/28 ................ 58 51,765
Tempo Acquisition LLC, 5.75%, 06/01/25 .. 114 113,598
2,921,395
Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40 ................. 108 105,840
5.45%, 11/01/41 ................. 249 227,037
332,877
Life Sciences Tools & Services — 0.0%
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 122 109,192
Machinery — 0.3%
EnPro Industries, Inc., 5.75%, 10/15/26 ... 65 64,383
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 104 90,316
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
......... 105 102,207
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 45 44,662
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 94 65,800
Security
Par (000)
Par (000) Value
Machinery (continued)
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... USD 100 $ 90,655
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
89 87,464
Terex Corp., 5.00%, 05/15/29
(b)
........ 255 227,557
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,348 1,206,460
Titan International, Inc., 7.00%, 04/30/28 .. 55 52,541
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
806 729,430
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,688 1,620,480
Wabash National Corp., 4.50%, 10/15/28
(b)
. 180 148,167
4,530,122
Marine — 0.0%
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 269 210,493
Media — 1.6%
Altice Financing SA
(b)
5.00%, 01/15/28 ................. 429 377,829
5.75%, 08/15/29 ................. 1,271 1,109,545
AMC Networks, Inc., 4.25%, 02/15/29 .... 95 83,569
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 34,222
Cable Onda SA, 4.50%, 01/30/30
(d)
...... 368 327,980
Cable One, Inc., 4.00%, 11/15/30
(b)
...... 80 71,100
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 247 244,654
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 1,991 1,841,316
7.75%, 04/15/28 ................. 977 785,821
7.50%, 06/01/29 ................. 1,110 893,550
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 689 551,347
CSC Holdings LLC
(b)
6.50%, 02/01/29 ................. 290 280,314
5.75%, 01/15/30 ................. 896 723,547
4.13%, 12/01/30 ................. 478 406,510
4.50%, 11/15/31 ................. 385 327,250
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 626 583,175
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 1,416 1,224,840
5.75%, 12/01/28
(b)
................ 811 657,924
5.13%, 06/01/29 ................. 297 193,776
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 1,078 1,046,504
5.13%, 07/15/29 ................. 412 361,475
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 771 728,341
4.25%, 01/15/29 ................. 34 29,059
4.63%, 03/15/30 ................. 16 13,517
Paramount Global, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(a)
.......... 431 407,095
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 720 665,568
6.50%, 09/15/28 ................. 1,843 1,462,365
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 875 743,864
Sirius XM Radio, Inc.
(b)
5.00%, 08/01/27 ................. 183 181,494
4.00%, 07/15/28 ................. 264 245,256
3.88%, 09/01/31 ................. 549 477,630
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 83 69,511
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 349 339,402
6.63%, 06/01/27 ................. 575 576,438
7.38%, 06/30/30 ................. 110 111,387
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
779 688,761
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 1,157 1,056,827

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... USD 513 $ 437,332
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 200 184,630
20,544,725
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(d)
.................... 405 408,038
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 200 169,462
Arconic Corp., 6.13%, 02/15/28
(b)
....... 657 656,626
ATI, Inc.
4.88%, 10/01/29 ................. 83 71,019
5.13%, 10/01/31 ................. 239 196,144
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 1,645 1,684,784
Carpenter Technology Corp., 7.63%, 03/15/30 183 166,623
Commercial Metals Co., 4.38%, 03/15/32 .. 70 59,999
Constellium SE
(b)
5.88%, 02/15/26 ................. 1,102 1,069,595
5.63%, 06/15/28 ................. 250 225,374
3.75%, 04/15/29 ................. 436 371,690
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 118 80,166
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(b)
.................... 377 358,339
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 133 113,636
4.50%, 06/01/31 ................. 316 254,633
Metinvest BV, 8.50%, 04/23/26
(d)
........ 246 94,741
Mineral Resources Ltd.
(b)
8.00%, 11/01/27 ................. 118 119,891
8.50%, 05/01/30 ................. 96 97,200
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 731 573,835
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 262 248,458
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 723 672,795
4.75%, 01/30/30 ................. 1,032 954,636
3.88%, 08/15/31 ................. 990 846,450
Periama Holdings LLC, 5.95%, 04/19/26
(d)
.. 365 338,994
United States Steel Corp., 6.88%, 03/01/29 . 240 230,501
Vedanta Resources Finance II plc
13.88%, 01/21/24
(d)
............... 484 416,028
8.95%, 03/11/25
(d)
................ 200 147,000
8.95%, 03/11/25
(b)
................ 282 207,270
10,833,927
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(b)
.................... 72 65,995
Multiline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 418 409,055
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.35%
(a)(h)
.......... 790 718,896
Oil, Gas & Consumable Fuels — 2.4%
Adani Green Energy UP Ltd., 6.25%,
12/10/24
(d)
.................... 200 194,162
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 549 567,419
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 132 131,376
5.75%, 01/15/28 ................. 33 32,403
5.38%, 06/15/29 ................. 169 165,095
Antero Resources Corp., 7.63%, 02/01/29
(b)
. 85 89,569
Apache Corp.
4.25%, 01/15/30 ................. 168 161,860
5.10%, 09/01/40 ................. 265 235,683
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.25%, 02/01/42 ................. USD 45 $ 39,150
5.35%, 07/01/49 ................. 36 30,049
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 421 509,956
5.88%, 06/30/29 ................. 1,074 943,466
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
193 167,202
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(h)
.............. 1,175 1,068,213
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 7 6,755
5.85%, 11/15/43 ................. 93 67,890
5.60%, 10/15/44 ................. 62 45,570
Callon Petroleum Co.
6.38%, 07/01/26 ................. 116 111,206
8.00%, 08/01/28
(b)
................ 549 555,862
7.50%, 06/15/30
(b)
................ 468 448,854
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 208 198,271
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 21 21,108
6.75%, 04/15/29 ................. 525 543,821
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
.... 226 224,870
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 171 168,426
6.38%, 06/15/26 ................. 392 376,320
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 72 67,630
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
85 73,272
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 59 57,378
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 140 137,352
5.88%, 07/01/29 ................. 399 365,217
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 475 470,250
5.88%, 01/15/30 ................. 417 391,780
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(d)
................ 217 180,089
4.50%, 02/09/27
(b)
................ 419 347,900
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 1,380 1,307,840
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 545 504,125
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 41 39,360
6.00%, 02/01/29 ................. 46 41,907
8.00%, 04/01/29 ................. 65 64,258
CrownRock LP
(b)
5.63%, 10/15/25 ................. 1,428 1,425,886
5.00%, 05/01/29 ................. 29 26,937
DCP Midstream Operating LP
6.75%, 09/15/37
(b)
................ 195 193,050
5.60%, 04/01/44 ................. 46 39,807
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 330 305,501
4.38%, 06/15/31 ................. 513 460,417
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 271 258,889
Enbridge, Inc., Series 16-A, (LIBOR USD 3
Month + 3.89%), 6.00%, 01/15/77
(a)
.... 750 713,240
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(a)(h)
.......... 536 486,420
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 910 883,301
5.38%, 06/01/29 ................. 100 94,958

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. USD 17 $ 16,821
5.60%, 04/01/44 ................. 121 94,113
5.05%, 04/01/45 ................. 32 23,592
5.45%, 06/01/47 ................. 46 35,056
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 63 62,531
4.13%, 12/01/26 ................. 16 14,749
6.50%, 07/01/27
(b)
................ 337 337,698
7.50%, 06/01/30
(b)
................ 74 76,155
Genesis Energy LP
6.50%, 10/01/25 ................. 10 9,689
7.75%, 02/01/28 ................. 49 47,275
Greenko Solar Mauritius Ltd.
(d)
5.55%, 01/29/25 ................. 200 188,000
5.95%, 07/29/26 ................. 200 182,000
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 36 35,671
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 40 38,213
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 197 175,492
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 52 50,359
5.75%, 02/01/29 ................. 21 19,162
6.00%, 04/15/30 ................. 7 6,353
India Green Energy Holdings
5.38%, 04/29/24
(d)
................ 250 238,750
5.38%, 04/29/24
(b)
................ 300 286,500
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 282 242,338
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
.. 191 191,598
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 82 78,143
Matador Resources Co., 5.88%, 09/15/26 .. 552 561,660
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(b)
.................... 260 208,000
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
400 374,000
Mongolian Mining Corp., 9.25%, 04/15/24
(d)
. 250 160,000
Murphy Oil Corp., 6.13%, 12/01/42
(j)
..... 11 8,635
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 770 751,712
6.50%, 09/30/26 ................. 1,293 1,224,536
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
132 120,591
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 174 194,414
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 753 728,527
NuStar Logistics LP
5.75%, 10/01/25 ................. 69 67,040
6.00%, 06/01/26 ................. 82 80,607
6.38%, 10/01/30 ................. 17 15,672
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 39 40,927
5.50%, 12/01/25 ................. 116 118,630
8.88%, 07/15/30 ................. 63 75,442
6.63%, 09/01/30 ................. 559 620,152
6.13%, 01/01/31 ................. 53 56,799
7.50%, 05/01/31 ................. 38 44,062
6.45%, 09/15/36 ................. 14 15,570
6.20%, 03/15/40 ................. 851 871,549
6.60%, 03/15/46 ................. 16 17,680
Parkland Corp., 5.88%, 07/15/27
(b)
...... 118 115,050
PDC Energy, Inc., 6.13%, 09/15/24 ...... 25 24,877
Puma International Financing SA, 5.00%,
01/24/26
(b)
.................... 350 299,425
Range Resources Corp., 4.88%, 05/15/25 .. 49 48,897
ReNew Power Pvt. Ltd., 6.45%, 09/27/22
(d)
. 500 497,594
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 295 284,961
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
SCC Power plc
(b)(i)
3.05%, (3.05% Cash or 8.00% PIK),
12/31/28 .................... USD 519 $ 204,810
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 .................... 281 25,728
SM Energy Co.
5.63%, 06/01/25 ................. 60 59,025
6.75%, 09/15/26 ................. 115 113,850
6.63%, 01/15/27 ................. 26 25,902
6.50%, 07/15/28 ................. 104 102,481
Southwestern Energy Co.
5.38%, 02/01/29 ................. 473 462,357
4.75%, 02/01/32 ................. 150 139,875
Sunoco LP, 6.00%, 04/15/27 .......... 4 3,980
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 31 28,799
6.00%, 12/31/30 ................. 21 18,926
6.00%, 09/01/31 ................. 102 91,902
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
764 721,980
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 658 607,150
4.13%, 08/15/31 ................. 570 525,477
3.88%, 11/01/33 ................. 630 546,928
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 148 142,802
Western Midstream Operating LP
5.45%, 04/01/44 ................. 129 115,452
5.30%, 03/01/48 ................. 402 352,530
5.50%, 08/15/48 ................. 51 44,462
5.75%, 02/01/50
(j)
................ 983 879,397
31,332,400
Paper & Forest Products — 0.0%
Suzano Austria GmbH
3.75%, 01/15/31 ................. 258 224,138
Series DM3N, 3.13%, 01/15/32 ....... 344 278,511
502,649
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc., 7.00%, 01/15/28
(b)
208 115,155
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
.................... 200 181,500
Elanco Animal Health, Inc., 6.40%, 08/28/28
(j)
320 327,200
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 403 388,029
Organon & Co., 5.13%, 04/30/31
(b)
...... 1,248 1,168,440
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 205 137,350
2,317,674
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 56 50,801
CoreLogic, Inc., 4.50%, 05/01/28 ....... 545 420,331
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 436 406,404
Science Applications International Corp.,
4.88%, 04/01/28 ................ 91 86,568
964,104
Real Estate Management & Development — 0.5%
Agile Group Holdings Ltd., 5.75%, 01/02/25
(d)
518 150,220
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 402 362,378
China Aoyuan Group Ltd.
(c)(d)(k)
7.95%, 02/19/23 ................. 600 38,175
5.98%, 08/18/25 ................. 265 17,358
China Evergrande Group
(c)(d)(k)
11.50%, 01/22/23 ................ 390 31,639
12.00%, 01/22/24 ................ 822 67,712
10.50%, 04/11/24 ................ 250 20,437
China SCE Group Holdings Ltd., 7.38%,
04/09/24
(d)
.................... 341 69,010

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
CIFI Holdings Group Co. Ltd.
(d)
6.45%, 11/07/24 ................. USD 411 $ 161,780
6.00%, 07/16/25 ................. 234 86,580
Country Garden Holdings Co. Ltd., 6.15%,
09/17/25
(d)
.................... 200 72,500
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 449 444,335
Easy Tactic Ltd., 7.50%, (7.50% Cash or 7.50%
PIK), 07/11/28
(i)
................ 466 62,930
Fantasia Holdings Group Co. Ltd.
(c)(d)(k)
15.00%, 12/18/21 ................ 400 30,825
11.75%, 04/17/22 ................ 600 45,000
12.25%, 10/18/22 ................ 400 30,000
10.88%, 01/09/23 ................ 218 16,350
11.88%, 06/01/23 ................ 300 22,500
9.25%, 07/28/23 ................. 600 45,000
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
13 11,050
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(d)
.................... 204 192,117
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. 299 279,966
4.13%, 02/01/29 ................. 118 101,502
4.38%, 02/01/31 ................. 366 309,934
JGC Ventures Pte. Ltd.
(i)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 4 1,566
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(d)(k)
................. 239 107,011
Kaisa Group Holdings Ltd., 11.50%, 01/30/23
(c)
(d)(k)
........................ 700 68,250
KWG Group Holdings Ltd., 5.95%, 08/10/25
(d)
550 66,000
MAF Global Securities Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.54%), 6.38%
(a)(d)(h)
............. 338 320,635
MAF Sukuk Ltd., 4.64%, 05/14/29
(d)
...... 200 199,975
Modern Land China Co. Ltd.
(c)(d)(k)
12.85%, 10/25/21 ................ 200 32,000
9.80%, 04/11/23 ................. 200 32,000
Modernland Overseas Pte. Ltd.
3.00%, (3.00% Cash or 3.00% PIK),
04/30/27
(c)(d)(i)(k)
................ 452 193,663
New Metro Global Ltd., 6.80%, 08/05/23
(d)
.. 208 101,920
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(d)(h)
............. 589 456,475
Powerlong Real Estate Holdings Ltd., 7.13%,
01/15/24
(d)
.................... 200 28,000
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 287 234,376
5.25%, 04/15/30 ................. 126 100,497
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)
.................... 712 64,080
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25
(d)
430 163,400
Ronshine China Holdings Ltd., 8.10%,
06/09/23
(c)(d)(k)
.................. 200 16,000
Shimao Group Holdings Ltd., 3.45%, 01/11/31
(c)
(d)(k)
........................ 500 37,750
Shui On Development Holding Ltd.
6.15%, 08/24/24
(d)
................ 435 341,475
Sunac China Holdings Ltd.
(c)(d)(k)
7.50%, 02/01/24 ................. 300 33,750
6.65%, 08/03/24 ................. 200 22,500
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(d)
.. 200 160,413
Times China Holdings Ltd., 6.75%, 07/08/25
(d)
552 60,720
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(d)
.................... 250 158,750
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... USD 213 $ 146,203
Yango Justice International Ltd.
(c)(k)
10.25%, 09/15/22 ................ 250 16,062
8.25%, 11/25/23
(d)
................ 472 28,320
7.88%, 09/04/24
(d)
................ 290 17,400
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(d)
330 275,550
Yuzhou Group Holdings Co. Ltd.
(c)(d)(k)
6.00%, 10/25/23 ................. 200 14,000
8.38%, 10/30/24 ................. 200 14,000
8.30%, 05/27/25 ................. 200 14,000
7.85%, 08/12/26 ................. 200 14,000
6.35%, 01/13/27 ................. 600 42,000
6,252,039
Road & Rail — 0.3%
(b)
Albion Financing 1 SARL, 6.13%, 10/15/26 . 200 175,956
Avis Budget Car Rental LLC, 5.38%, 03/01/29 27 24,622
Hertz Corp. (The)
4.63%, 12/01/26 ................. 103 91,670
5.00%, 12/01/29 ................. 116 99,185
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 214 185,645
Uber Technologies, Inc.
7.50%, 05/15/25 ................. 552 560,652
8.00%, 11/01/26 ................. 513 522,287
7.50%, 09/15/27 ................. 643 651,037
6.25%, 01/15/28 ................. 218 214,410
4.50%, 08/15/29 ................. 1,622 1,449,711
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... 256 240,040
4,215,215
Semiconductors & Semiconductor Equipment — 0.0%
(b)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 86 82,802
Synaptics, Inc., 4.00%, 06/15/29 ........ 567 494,821
577,623
Software — 0.6%
(b)
ACI Worldwide, Inc., 5.75%, 08/15/26 .... 176 172,232
Boxer Parent Co., Inc.
7.13%, 10/02/25 ................. 260 254,942
9.13%, 03/01/26 ................. 596 569,202
Central Parent, Inc., 7.25%, 06/15/29 ..... 1,086 1,103,810
Clarivate Science Holdings Corp.
3.88%, 07/01/28 ................. 1,017 925,470
4.88%, 07/01/29 ................. 781 691,185
Condor Merger Sub, Inc., 7.38%, 02/15/30 . 869 762,960
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 ................. 59 54,280
6.50%, 10/15/28 ................. 77 68,490
Elastic NV, 4.13%, 07/15/29 .......... 304 270,672
Fair Isaac Corp., 4.00%, 06/15/28 ....... 183 170,684
Helios Software Holdings, Inc., 4.63%, 05/01/28 200 159,057
MicroStrategy, Inc., 6.13%, 06/15/28 ..... 340 294,950
Minerva Merger Sub, Inc., 6.50%, 02/15/30 . 1,147 1,038,035
NCR Corp.
5.00%, 10/01/28 ................. 70 66,585
5.13%, 04/15/29 ................. 224 215,057
6.13%, 09/01/29 ................. 235 228,788
SS&C Technologies, Inc., 5.50%, 09/30/27 . 10 9,850
Veritas US, Inc., 7.50%, 09/01/25 ....... 630 531,768
ZoomInfo Technologies LLC, 3.88%, 02/01/29 282 252,390
7,840,407
Specialty Retail — 0.7%
Arko Corp., 5.13%, 11/15/29
(b)
......... 149 125,172
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 41 37,517

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
4.75%, 03/01/30 ................. USD 10 $ 8,719
5.00%, 02/15/32
(b)
................ 128 111,788
Carvana Co.
(b)
5.50%, 04/15/27 ................. 310 204,600
4.88%, 09/01/29 ................. 183 109,242
10.25%, 05/01/30 ................ 124 101,951
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 600 574,140
8.50%, 10/30/25 ................. 200 195,852
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
21 18,783
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 193 156,330
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 66,804
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 236 178,180
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 240 205,079
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 108 96,093
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 992 955,018
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
.. 55 46,743
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 361 321,290
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 1,394 1,303,251
6.13%, 07/01/29 ................. 949 853,530
6.00%, 12/01/29 ................. 864 747,474
Staples, Inc., 7.50%, 04/15/26
(b)
........ 388 343,380
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
386 361,875
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 1,517 1,281,835
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
........... 161 133,058
8,537,704
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. 14 11,482
4.13%, 08/15/31 ................. 128 99,230
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 80 67,461
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(c)(d)
(k)
......................... 200 27,500
205,673
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 488 491,562
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 139 95,499
Ladder Capital Finance Holdings LLLP, 4.75%,
06/15/29
(b)
.................... 55 46,945
MGIC Investment Corp., 5.25%, 08/15/28 .. 105 101,062
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 218 201,899
5.13%, 12/15/30 ................. 81 67,357
5.75%, 11/15/31 ................. 80 66,900
1,071,224
Trading Companies & Distributors — 0.1%
(b)
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 57 56,715
9.75%, 08/01/27 ................. 27 27,259
5.50%, 05/01/28 ................. 264 237,352
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 85 65,283
Imola Merger Corp., 4.75%, 05/15/29 ..... 636 594,660
WESCO Distribution, Inc., 7.25%, 06/15/28 . 256 265,219
1,246,488
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.0%
DP World Salaam, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.75%), 6.00%
(a)(d)(h)
.............. USD 348 $ 348,653
Wireless Telecommunication Services — 0.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 2,697 2,637,747
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(d)(h)
.............. 340 312,800
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
... 478 444,629
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(i)
........ 212 104,033
Millicom International Cellular SA, 5.13%,
01/15/28
(d)
.................... 474 430,949
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
1,106 1,000,930
Vodafone Group plc
(a)
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79 .................... 955 1,003,944
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81 ............... 550 489,500
6,424,532
Total Corporate Bonds — 22.6%
(Cost: $336,645,078) ............................. 297,365,733
Equity-Linked Notes
Aerospace & Defense — 0.1%
Goldman Sachs International (Lockheed Martin
Corp.), 17.90%, 09/19/22
(b)
.......... 1 207,261
HSBC Bank plc (AAR Corp.),
22.56%, 08/05/22
(b)
............... EUR 2 236,621
Royal Bank of Canada (Boeing Co. (The)),
15.54%, 08/05/22
(b)
............... GBP 32 296,919
Royal Bank of Canada (Huntington Ingalls
Industries, Inc.), 18.83%, 09/15/22
(b)
.... USD 2 451,227
Royal Bank of Canada (Raytheon Technologies
Corp.)
19.45%, 08/01/22
(b)
............... 4 351,397
16.74%, 10/03/22 ................ 4 351,082
1,894,507
Air Freight & Logistics — 0.0%
UBS AG (FedEx Corp.), 22.40%, 09/22/22
(b)
. 1 138,441
Auto Components — 0.1%
(b)
Goldman Sachs International (Lear Corp.),
23.28%, 09/15/22 ................ 3 396,695
Royal Bank of Canada (Goodyear Tire &
Rubber Co. (The)), 29.20%, 08/05/22 ... 31 374,941
771,636
Automobiles — 0.1%
(b)
BMO Capital Markets Corp. (General Motors
Co.), 26.04%, 08/12/22 ............. 9 309,521
Citigroup, Inc. (Tesla, Inc.), 17.15%, 08/17/22 2 1,652,650
1,962,171
Banks — 1.1%
(b)
BNP Paribas SA (Bank of America Corp.),
14.91%, 09/01/22 ................ 58 1,953,031
BNP Paribas SA (Citigroup, Inc.),
15.02%, 10/14/22 ................ 19 969,588
BNP Paribas SA (Wells Fargo & Co.),
14.52%, 10/14/22 ................ 30 1,275,133
Citigroup, Inc. (Citizens Financial Group, Inc.),
22.43%, 09/08/22 ................ 15 578,713

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Credit Suisse AG (Wells Fargo & Co.),
25.75%, 09/23/22 ................ USD 12 $ 535,202
Goldman Sachs International (M&T Bank
Corp.), 18.35%, 09/08/22 ........... 2 296,861
Goldman Sachs International (Truist Financial
Corp.), 18.48%, 09/08/22 ........... 12 592,749
HSBC Bank plc (Banco Santander SA),
11.18%, 08/25/22 ................ EUR 5 516,797
JPMorgan Structured Products BV (Citigroup,
Inc.), 18.12%, 09/15/22
(d)
........... USD 9 445,511
JPMorgan Structured Products BV (Comerica,
Inc.), 27.81%, 09/23/22
(d)
........... 1 110,236
JPMorgan Structured Products BV
(First Citizens BancShares, Inc.),
19.92%, 09/22/22
(d)
............... 1 504,664
Royal Bank of Canada (JPMorgan Chase &
Co.), 13.29%, 10/13/22 ............. 33 3,762,616
Societe Generale SA (First Republic Bank),
14.94%, 10/13/22 ................ 7 1,103,922
Societe Generale SA (U.S. Bancorp),
13.86%, 10/14/22 ................ 16 770,759
UBS AG (Kotak Mahindra Bank Ltd.),
10.90%, 08/19/22 ................ 3 371,224
UBS AG (M&T Bank Corp.), 11.20%, 08/19/22 2 333,895
14,120,901
Beverages — 0.2%
Citigroup, Inc. (Coca-Cola Co. (The)),
8.11%, 09/12/22
(b)
................ 44 2,832,081
Biotechnology — 0.1%
Citigroup, Inc. (AmerisourceBergen Corp.),
7.99%, 08/04/22
(b)
................ 10 1,394,627
Building Products — 0.2%
(b)
JPMorgan Structured Products BV (Masco
Corp.), 13.95%, 09/15/22
(d)
.......... 21 1,141,006
Royal Bank of Canada (Owens Corning),
11.81%, 09/21/22 ................ 10 904,732
2,045,738
Capital Markets — 0.4%
(b)
BNP Paribas SA (Charles Schwab Corp. (The)),
17.90%, 09/01/22 ................ 7 431,076
BNP Paribas SA (KKR & Co., Inc.),
19.24%, 08/03/22 ................ 7 382,882
Credit Suisse AG (Bank of New York Mellon
Corp. (The)), 16.45%, 10/14/22 ....... 18 787,926
Credit Suisse AG (Goldman Sachs Group, Inc.
(The)), 13.20%, 09/01/22 ........... 4 1,429,020
Royal Bank of Canada (Morgan Stanley),
13.07%, 10/13/22 ................ 22 1,788,347
UBS AG (Invesco Ltd.), 29.10%, 08/12/22 .. 12 213,862
5,033,113
Chemicals — 0.3%
(b)
BNP Paribas Issuance BV (PPG Industries,
Inc.), 22.41%, 09/29/22 ............. 2 203,088
BNP Paribas SA (Dow, Inc.), 29.45%, 09/09/22 27 1,410,822
BNP Paribas SA (DuPont de Nemours, Inc.),
17.28%, 08/03/22 ................ 14 872,742
Citigroup, Inc. (Mosaic Co. (The)),
25.49%, 08/03/22 ................ 25 1,344,367
3,831,019
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.4%
Royal Bank of Canada (Boyd Group Services,
Inc.), 21.69%, 08/11/22
(b)
............ USD 20 $ 1,109,607
Royal Bank of Canada (Copart, Inc.),
12.49%, 09/07/22
(b)
............... 11 1,395,435
Royal Bank of Canada (Waste Management,
Inc.), 9.62%, 09/21/22 ............. 12 2,022,615
Societe Generale SA (Cintas Corp.),
12.22%, 10/13/22
(b)
............... 1 475,524
5,003,181
Communications Equipment — 0.1%
(b)
Goldman Sachs International
(Telefonaktiebolaget LM Ericsson),
19.19%, 09/22/22 ................ 9 66,902
Societe Generale SA (Cisco Systems, Inc.),
13.41%, 09/19/22 ................ 17 753,838
820,740
Consumer Finance — 0.0%
BNP Paribas SA (Synchrony Financial),
33.69%, 09/01/22
(b)
............... 17 559,163
Containers & Packaging — 0.1%
(b)
Citigroup, Inc. (Graphic Packaging Holding
Co.), 8.59%, 09/12/22 ............. 30 667,169
Credit Suisse AG (Sealed Air Corp.),
21.70%, 09/23/22 ................ 5 320,464
Royal Bank of Canada (Sealed Air Corp.),
16.34%, 08/03/22 ................ 12 721,102
1,708,735
Diversified Financial Services — 0.6%
(b)
Citigroup, Inc. (Apollo Global Management,
Inc.), 29.36%, 08/26/22 ............. 12 646,193
Credit Suisse AG (Berkshire Hathaway, Inc.),
8.20%, 08/09/22 ................. 23 6,901,574
Credit Suisse AG (Equitable Holdings, Inc.),
18.25%, 09/09/22 ................ 12 314,282
7,862,049
Diversified Telecommunication Services — 0.1%
(b)
Citigroup, Inc. (AT&T, Inc.), 19.01%, 08/26/22 21 403,773
Credit Suisse AG (Verizon Communications,
Inc.), 15.30%, 09/23/22 ............. 10 447,748
851,521
Electric Utilities — 0.1%
BMO Capital Markets Corp. (American Electric
Power Co., Inc.), 14.79%, 09/15/22
(b)
... 3 290,331
BNP Paribas SA (Edison International),
29.67%, 08/01/22
(b)
............... 4 272,899
Royal Bank of Canada (Edison International),
19.99%, 10/03/22 ................ 4 275,752
838,982
Electrical Equipment — 0.1%
Royal Bank of Canada (Eaton Corp. plc),
12.88%, 08/03/22
(b)
............... 8 1,140,450
Electronic Equipment, Instruments & Components — 0.2%
(b)
Credit Suisse AG (Zebra Technologies Corp.),
19.20%, 08/03/22 ................ 1 374,868
Nomura Bank International plc (Corning, Inc.),
18.15%, 09/12/22 ................ 48 1,758,410
2,133,278

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.4%
(b)
Credit Suisse AG (Chipotle Mexican Grill, Inc.),
10.65%, 09/21/22 ................ USD 1 $ 2,033,842
Societe Generale SA (Schlumberger NV),
16.00%, 10/19/22 ................ 80 2,917,689
4,951,531
Entertainment — 0.2%
(b)
BMO Capital Markets Corp. (Netflix, Inc.),
23.58%, 09/08/22 ................ 3 742,105
Citigroup, Inc. (Electronic Arts, Inc.),
17.49%, 08/03/22 ................ 8 992,571
Societe Generale SA (Walt Disney Co. (The)),
17.90%, 08/11/22 ................ 14 1,479,694
3,214,370
Equity Real Estate Investment Trusts (REITs) — 1.0%
(b)
BNP Paribas Issuance BV (AvalonBay
Communities, Inc.), 9.85%, 09/15/22 .... 7 1,562,258
BNP Paribas Issuance BV (Capital One
Financial Corp.), 24.77%, 09/29/22 ..... 2 228,774
BNP Paribas Issuance BV (Equinix, Inc.),
20.46%, 09/15/22 ................ 3 2,134,813
BNP Paribas SA (Outfront Media, Inc.),
21.09%, 08/03/22 ................ 48 883,234
Credit Suisse AG (SL Green Realty Corp.),
28.25%, 09/09/22 ................ 5 245,932
Goldman Sachs International (Lamar
Advertising Co.), 14.35%, 08/03/22 ..... 9 891,498
Royal Bank of Canada (Boston Properties,
Inc.), 11.21%, 09/21/22 ............. 14 1,281,426
Royal Bank of Canada (Host Hotels & Resorts,
Inc.), 17.25%, 08/04/22 ............. 35 631,398
Societe Generale SA (American Tower Corp.),
13.16%, 09/15/22 ................ 11 2,853,253
Societe Generale SA (Invitation Homes, Inc.),
15.05%, 09/15/22 ................ 41 1,596,521
Societe Generale SA (Prologis, Inc.),
13.20%, 09/01/22 ................ 11 1,423,320
13,732,427
Food & Staples Retailing — 0.4%
Citigroup, Inc. (Costco Wholesale Corp.),
12.40%, 09/23/22
(b)
............... 7 3,679,132
JPMorgan Structured Products BV (Kroger Co.
(The))
17.98%, 09/09/22
(b)(d)
.............. 17 799,122
19.22%, 09/09/22
(b)(d)
.............. 11 503,057
4,981,311
Food Products — 0.2%
(b)
BMO Capital Markets Corp. (Kraft Heinz Co.
(The)), 18.74%, 08/26/22 ........... 6 203,476
HSBC Bank plc (Danone SA),
14.20%, 08/25/22 ................ EUR 3 182,400
Royal Bank of Canada (Tyson Foods, Inc.),
14.01%, 08/09/22 ................ USD 4 344,506
Societe Generale SA (Admiral Group plc),
15.34%, 09/12/22 ................ 25 2,044,577
Societe Generale SA (Mondelez International,
Inc.), 15.39%, 09/09/22 ............. 3 215,687
2,990,646
Health Care Equipment & Supplies — 0.2%
(b)
BNP Paribas SA (Medtronic plc),
22.80%, 08/12/22 ................ 5 454,689
Credit Suisse AG (Dentsply Sirona, Inc.),
22.35%, 09/09/22 ................ 8 277,770
Goldman Sachs International (Abbott
Laboratories), 12.97%, 09/08/22 ...... 7 719,117
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
JPMorgan Structured Products BV (Hologic,
Inc.), 15.18%, 08/17/22
(d)
........... USD 19 $ 1,373,775
UBS AG (Zimmer Biomet Holdings, Inc.),
21.80%, 08/12/22 ................ 4 388,187
3,213,538
Health Care Providers & Services — 0.8%
(b)
BMO Capital Markets Corp. (Cigna Corp.),
18.50%, 08/26/22 ................ 1 367,862
BNP Paribas SA (Elevance Health, Inc.),
22.32%, 08/12/22 ................ —
(l)
191,029
Citigroup, Inc. (Cigna Corp.), 11.65%, 08/05/22 6 1,475,157
Citigroup, Inc. (Humana, Inc.),
13.83%, 08/19/22 ................ 1 325,298
Citigroup, Inc. (Laboratory Corp. of America
Holdings), 19.72%, 08/26/22 ......... 2 508,548
Goldman Sachs International (CVS Health
Corp.), 15.67%, 10/03/22 ........... 2 171,954
Goldman Sachs International (Elevance Health,
Inc.), 14.37%, 09/08/22 ............. 3 1,464,174
Royal Bank of Canada (CVS Health Corp.),
22.07%, 08/01/22 ................ 2 172,127
Societe Generale SA (Cardinal Health, Inc.),
14.07%, 09/09/22 ................ 8 446,511
Societe Generale SA (UnitedHealth Group,
Inc.), 9.62%, 10/14/22 ............. 10 5,423,507
10,546,167
Health Care Technology — 0.1%
(b)
Royal Bank of Canada (ConocoPhillips),
26.46%, 08/03/22 ................ 7 714,978
Societe Generale SA (ConocoPhillips),
29.50%, 09/19/22 ................ 2 182,189
897,167
Hotels, Restaurants & Leisure — 0.3%
(b)
BMO Capital Markets Corp. (Wendy's Co.
(The)), 16.70%, 08/10/22 ........... 31 584,001
Citigroup, Inc. (McDonald's Corp.),
10.65%, 09/12/22 ................ 11 2,863,884
Royal Bank of Canada (Choice Hotels
International, Inc.), 20.57%, 08/04/22 ... 4 526,633
3,974,518
Household Durables — 0.1%
(b)
BNP Paribas SA (DR Horton, Inc.),
19.20%, 09/09/22 ................ 4 281,655
Societe Generale SA (Newell Brands, Inc.),
17.79%, 09/09/22 ................ 17 347,631
Societe Generale SA (Toll Brothers, Inc.),
23.23%, 08/24/22 ................ 15 719,689
1,348,975
Industrial Conglomerates — 0.2%
(b)
Credit Suisse AG (Siemens AG),
22.70%, 08/05/22 ................ EUR 1 144,788
JPMorgan Structured Products BV (Honeywell
International, Inc.), 12.11%, 09/15/22
(d)
.. USD 15 2,840,134
2,984,922
Insurance — 0.4%
(b)
BNP Paribas Issuance BV (American
International Group, Inc.), 21.33%, 09/29/22 8 414,908
BNP Paribas Issuance BV (Fidelity National
Financial, Inc.), 23.55%, 09/29/22 ...... 6 222,300
Citigroup, Inc. (Marsh & McLennan Cos., Inc.),
10.78%, 08/17/22 ................ 13 2,105,691
Credit Suisse AG (Prudential plc),
24.85%, 08/05/22 ................ GBP 30 373,687

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
JPMorgan Structured Products BV (Prudential
plc), 17.86%, 09/15/22
(d)
............ USD 3 $ 277,367
Royal Bank of Canada (Marsh & McLennan
Cos., Inc.), 12.09%, 09/09/22 ......... 7 1,120,589
Societe Generale SA (Progressive Corp. (The)),
10.13%, 10/14/22 ................ 7 760,032
UBS AG (Willis Towers Watson plc),
16.50%, 08/19/22 ................ 2 366,940
5,641,514
Interactive Media & Services — 0.4%
(b)
BNP Paribas SA (Alphabet, Inc.),
25.94%, 09/09/22 ................ 30 3,516,588
Credit Suisse AG (TripAdvisor, Inc.),
26.75%, 08/04/22 ................ 15 294,656
Royal Bank of Canada (Meta Platforms, Inc.),
13.11%, 09/21/22 ................ 8 1,339,467
5,150,711
IT Services — 0.3%
(b)
BNP Paribas SA (Fidelity National Information
Services, Inc.), 16.83%, 08/03/22 ...... 11 1,158,655
BNP Paribas SA (Global Payments, Inc.),
16.44%, 08/03/22 ................ 9 1,070,030
BNP Paribas SA (SS&C Technologies Holdings,
Inc.), 27.26%, 08/01/22 ............. 7 409,447
Credit Suisse AG (FleetCor Technologies, Inc.),
13.60%, 08/04/22 ................ 2 347,941
Royal Bank of Canada (Fidelity
National Information Services, Inc.),
24.90%, 08/01/22 ................ 4 366,653
Societe Generale SA (Cognizant Technology
Solutions Corp.), 16.91%, 09/19/22 ..... 6 425,260
UBS AG (Fidelity National Information Services,
Inc.), 22.30%, 10/03/22 ............. 4 372,590
UBS AG (SS&C Technologies Holdings, Inc.),
14.30%, 10/03/22 ................ 5 276,432
4,427,008
Life Sciences Tools & Services — 0.4%
(b)
BNP Paribas Issuance BV (Thermo Fisher
Scientific, Inc.), 9.41%, 09/15/22 ...... 6 3,530,619
Royal Bank of Canada (Danaher Corp.),
14.51%, 09/09/22 ................ 5 1,413,798
4,944,417
Machinery — 0.1%
(b)
Goldman Sachs International (Deere & Co.),
19.21%, 08/22/22 ................ 4 1,349,497
JPMorgan Structured Products BV (Middleby
Corp. (The)), 18.51%, 08/12/22
(d)
...... 2 352,967
1,702,464
Media — 0.0%
(b)
Goldman Sachs International (Comcast Corp.),
18.09%, 09/22/22 ................ 4 135,102
Royal Bank of Canada (Publicis Groupe SA),
19.64%, 09/22/22 ................ EUR 2 93,710
228,812
Multiline Retail — 0.2%
(b)
BMO Capital Markets Corp. (Vinci SA),
18.13%, 09/29/22 ................ USD 1 342,230
Citigroup, Inc. (Macy's, Inc.), 27.82%, 08/19/22 31 556,400
Goldman Sachs International (Target Corp.),
16.20%, 08/17/22 ................ 9 1,406,663
2,305,293
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.0%
(b)
BNP Paribas Issuance BV (Ameren Corp.),
14.30%, 09/29/22 ................ USD 1 $ 80,451
UBS AG (Public Service Enterprise Group,
Inc.), 17.00%, 08/12/22 ............. 3 169,410
249,861
Oil, Gas & Consumable Fuels — 0.5%
(b)
Citigroup, Inc. (EOG Resources, Inc.),
22.80%, 08/05/22 ................ 4 469,070
Citigroup, Inc. (Hess Corp.), 15.45%, 08/19/22 3 305,897
Citigroup, Inc. (Pioneer Natural Resources
Co.), 31.91%, 08/03/22 ............. 6 1,386,057
Credit Suisse AG (Occidental Petroleum Corp.),
43.60%, 08/03/22 ................ 6 391,600
Goldman Sachs International (EQT Corp.),
31.83%, 09/22/22 ................ 11 496,825
Goldman Sachs International (Williams Cos.,
Inc. (The)), 13.16%, 08/19/22 ........ 8 257,825
JPMorgan Structured Products BV (BP plc),
21.52%, 08/05/22
(d)
............... GBP 89 433,597
Merrill Lynch International & Co. (Exxon Mobil
Corp.), 17.80%, 08/01/22 ........... USD 21 1,958,142
Nomura Bank International plc (EOG
Resources, Inc.), 27.17%, 08/04/22 .... 3 334,972
Royal Bank of Canada (Shell plc),
27.16%, 09/22/22 ................ GBP 4 107,274
6,141,259
Personal Products — 0.0%
UBS AG (Unilever plc), 17.00%, 09/29/22
(b)
. USD 10 460,180
Pharmaceuticals — 0.7%
(b)
BNP Paribas SA (Eli Lilly & Co.),
13.87%, 08/03/22 ................ 10 3,038,741
Credit Suisse AG (Bayer AG),
19.95%, 08/25/22 ................ EUR 6 346,045
Credit Suisse AG (Bristol-Myers Squibb Co.),
9.05%, 09/21/22 ................. USD 38 2,804,057
Goldman Sachs International (Johnson &
Johnson), 11.25%, 09/08/22 ......... 8 1,450,707
Goldman Sachs International (Merck & Co.,
Inc.), 14.37%, 09/19/22 ............. 3 271,037
Royal Bank of Canada (AstraZeneca plc),
17.08%, 08/05/22 ................ GBP 6 730,639
8,641,226
Professional Services — 0.1%
(b)
Citigroup, Inc. (Equifax, Inc.), 23.93%, 09/09/22 USD 3 560,751
Goldman Sachs International (Hasbro, Inc.),
13.86%, 09/08/22 ................ 3 277,873
Goldman Sachs International (Leidos Holdings,
Inc.), 17.72%, 08/01/22 ............. 3 299,593
UBS AG (Leidos Holdings, Inc.),
19.10%, 10/03/22 ................ 3 307,371
1,445,588
Real Estate Management & Development — 0.0%
UBS AG (Sempra Energy), 17.50%, 09/29/22
(b)
2 287,910
Road & Rail — 0.2%
(b)
BNP Paribas SA (CSX Corp.),
17.13%, 09/09/22 ................ 27 845,122
BNP Paribas SA (Union Pacific Corp.),
16.51%, 09/09/22 ................ 5 1,137,178
1,982,300

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.5%
(b)
BNP Paribas SA (Broadcom, Inc.),
22.46%, 08/12/22 ................ USD 1 $ 377,668
Credit Suisse AG (Analog Devices, Inc.),
15.90%, 08/17/22 ................ 11 1,901,370
Credit Suisse AG (NVIDIA Corp.),
14.70%, 09/21/22 ................ 11 2,013,704
Goldman Sachs International (Applied
Materials, Inc.), 13.82%, 08/19/22 ..... 2 157,422
Societe Generale SA (Broadcom, Inc.),
12.07%, 09/02/22 ................ 4 2,281,711
6,731,875
Software — 1.2%
(b)
BMO Capital Markets Corp. (Microsoft Corp.),
19.98%, 09/22/22 ................ 1 240,633
Citigroup, Inc. (Microsoft Corp.),
14.99%, 09/12/22 ................ 14 3,773,134
Citigroup, Inc. (Synopsys, Inc.),
16.47%, 08/17/22 ................ 7 2,241,494
Credit Suisse AG (Microsoft Corp.),
10.90%, 09/21/22 ................ 10 2,901,803
Credit Suisse AG (Oracle Corp.),
10.70%, 09/12/22 ................ 26 2,003,539
JPMorgan Structured Products BV (Microsoft
Corp.), 16.18%, 08/17/22
(d)
.......... 8 2,123,690
Merrill Lynch International & Co. (Fair Isaac
Corp.), 17.63%, 08/03/22 ........... 2 611,256
Societe Generale SA (Cadence Design
Systems, Inc.), 11.22%, 09/12/22 ...... 12 2,087,910
15,983,459
Specialty Retail — 0.9%
(b)
Citigroup, Inc. (AutoZone, Inc.),
11.39%, 09/21/22 ................ 1 1,398,556
Credit Suisse AG (Home Depot, Inc. (The)),
16.55%, 08/17/22 ................ 6 1,892,355
Credit Suisse AG (Lowe's Cos., Inc.),
18.35%, 08/17/22 ................ 5 945,917
Credit Suisse AG (TJX Cos., Inc. (The)),
18.40%, 08/17/22 ................ 24 1,447,016
JPMorgan Structured Products BV (Ulta
Beauty, Inc.), 20.28%, 08/25/22
(d)
...... 2 803,199
Nomura Bank International plc (Ross Stores,
Inc.), 30.10%, 09/23/22 ............. 3 229,228
Societe Generale SA (AutoZone, Inc.),
15.71%, 09/21/22 ................ 1 1,687,243
Societe Generale SA (Home Depot, Inc. (The)),
17.89%, 08/17/22 ................ 12 3,545,634
11,949,148
Technology Hardware, Storage & Peripherals — 0.5%
(b)
Citigroup, Inc. (Apple, Inc.), 12.65%, 09/12/22 28 4,411,699
Royal Bank of Canada (Apple, Inc.),
13.69%, 08/17/22 ................ 14 2,210,719
6,622,418
Textiles, Apparel & Luxury Goods — 0.0%
Societe Generale SA (Ralph Lauren Corp.),
15.86%, 09/09/22
(b)
............... 3 290,310
Tobacco — 0.2%
(b)
Credit Suisse AG (Altria Group, Inc.),
16.75%, 09/09/22 ................ 7 286,328
HSBC Bank plc (British American Tobacco plc),
21.09%, 08/25/22 ................ GBP 8 334,532
JPMorgan Structured Products BV (Altria
Group, Inc.), 10.90%, 09/15/22
(d)
...... USD 48 2,132,956
2,753,816
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.2%
BNP Paribas Issuance BV (United Rentals,
Inc.), 13.98%, 09/15/22
(b)
........... USD 7 $ 2,000,231
Transportation Infrastructure — 0.2%
Royal Bank of Canada (Automatic Data
Processing, Inc.), 8.75%, 09/21/22
(b)
.... 12 2,913,436
Wireless Telecommunication Services — 0.1%
(b)
Royal Bank of Canada (Rogers
Communications, Inc.), 16.33%, 09/15/22 CAD 8 346,682
Societe Generale SA (Vodafone Group plc),
16.91%, 09/22/22 ................ GBP 278 410,818
757,500
Total Equity-Linked Notes — 15.3%
(Cost: $196,883,009) ............................. 201,388,641
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.82%
,
 05/25/28 ................. USD 576 537,753
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.82%
,
 05/25/28 ................. 117 109,374
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 6.25%
,
 10/30/26 .... 83 81,253
COBHAM Ultra US Co., Term Loan, 11/17/28
(m)
55 52,697
Dynasty Acquisition Co., Inc., Term Loan B1,
04/06/26
(m)
..................... 320 302,221
Dynasty Acquisition Co., Inc., Term Loan B2,
04/06/26
(m)
..................... 172 162,468
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 6.12%
,
 02/01/28 823 798,617
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 9.71%
,
 02/01/29 190 176,460
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
4.25%
,
 11/05/28 ................. 207 202,964
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 4.62%
,
 08/22/24 ..... 220 215,422
2,639,229
Airlines — 0.2%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
7.46%
,
 04/20/28 ................. 399 392,962
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 .......... 423 406,340
American Airlines, Inc., Term Loan
(SOFR 3 Month + 2.00%), 2.84%, 12/15/23 135 132,352
 06/27/25
(m)
..................... 249 227,180
(LIBOR USD 1 Month + 1.75%),
4.12%, 01/29/27 ............... 368 334,968
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.03%
,
 12/11/26 ...... 62 54,486
Mileage Plus Holdings LLC, Term Loan, (SOFR
3 Month + 5.25%), 7.31%
,
 06/21/27 .... 554 557,941
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 6.53%
,
 04/21/28 367 353,037
2,459,266

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Auto Components — 0.1%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 5.62%
,
 04/30/26 USD 685 $ 657,521
Truck Hero, Inc., Term Loan, 01/31/28
(m)
... 113 101,618
759,139
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 6.62%
,
 01/01/38
(a)
.... 310 301,828
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (SOFR 3
Month + 3.25%), 5.40% - 5.68%
,
 01/24/29 664 633,267
Naked Juice LLC, 2nd Lien Term Loan, (SOFR
3 Month + 6.00%), 8.15%
,
 01/24/30 .... 206 187,200
820,467
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
5.25%
,
 04/12/28 ................. 88 74,484
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25% -
6.12%
,
 11/23/27 ................. 491 429,918
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 10/02/28 ................. 89 82,026
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(m)
............. 18 16,440
CPG International LLC, Term Loan, (SOFR 6
Month + 2.50%), 4.09%
,
 04/28/29
(e)
.... 150 143,250
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 4.62%
,
 07/28/28 ..... 118 110,626
MI Windows and Doors LLC, Term Loan B1,
(SOFR 1 Month + 3.50%), 5.93%
,
 12/18/27 —
(l)
72
Wilsonart LLC, Term Loan E, 12/31/26
(m)
... 502 464,533
1,321,349
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
6.87%
,
 07/31/26 ................. 354 340,657
Azalea TopCo, Inc., 1st Lien Term Loan
 07/24/26
(m)
..................... 375 351,351
(LIBOR USD 1 Month + 3.75%),
6.12%, 07/24/26 ............... 82 77,303
Castlelake Aviation One DAC, Term Loan,
10/22/26
(m)
..................... 313 305,589
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
4.87%
,
 06/30/28 ................. 220 213,823
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 4.92% - 5.62%
,
 04/12/24 113 109,971
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 7.00%
,
 04/01/28
(e)
76 72,990
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
5.81%
,
 08/02/28
(e)
................ 594 566,164
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
8.81%
,
 08/02/29 ................. 81 72,853
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
8.30%
,
 11/28/23 ................. 78 77,353
2,188,054
Security
Par (000)
Par (000) Value
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 4.17% - 4.87%
,
 03/18/28 .... USD 521 $ 514,748
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(m)
..................... 26 24,651
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 6.12%
,
 09/30/28 ..... 180 168,015
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.00%),
6.26%
,
 11/24/27 ................. 91 84,266
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 7.00%
,
 08/27/26 ........... 292 287,552
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 4.00%
,
 06/01/24 ........... 108 107,136
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.00%
,
 12/29/27 ................. 73 63,283
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
5.31%
,
 06/09/28 ................. 234 226,548
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 4.37%
,
 01/31/26 297 294,039
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
6.25%
,
 07/03/28 ................. 161 139,709
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 06/30/27 ................. 108 101,489
Messer Industries GmbH, Term Loan B1,
01/01/38
(m)
..................... 207 200,824
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 5.63%
,
 05/15/24 ........... 206 202,689
Nouryon Finance BV, Term Loan, (SOFR 3
Month + 3.00%), 5.25%
,
 10/01/25 ..... 28 26,814
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
5.06%
,
 10/14/24 ................. 221 210,134
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, 03/16/27
(m)
.................. 166 153,906
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
5.04%
,
 08/02/28 ................. 313 299,107
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 6.06%
,
 09/22/28 78 74,409
3,179,319
Commercial Services & Supplies — 0.3%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.12%
,
 05/12/28 ................. 624 582,451
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (SOFR 6 Month +
4.00%), 4.78% - 5.60%
,
 02/15/29 ...... 137 132,590
Aramark Intermediate HoldCo Corp., Term
Loan B3, (SOFR 1 Month + 1.75%),
4.12%
,
 03/11/25 ................. 84 81,462
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
4.87%
,
 04/06/28 ................. 116 112,598
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 4.12%
,
 09/07/27 361 351,722

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 4.37%
,
 10/08/28 ..... USD 148 $ 146,866
Covanta Holding Corp., Term Loan B,
11/30/28
(m)
..................... 349 340,256
Covanta Holding Corp., Term Loan C,
11/30/28
(m)
..................... 26 25,236
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 7.37%
,
 10/29/28 ........... 214 202,961
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
6.62%
,
 12/15/28 ................. 251 229,108
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 4.46%
,
 09/23/26 ........... 131 127,207
Tempo Acquisition LLC, Term Loan B1, (SOFR
1 Month + 3.00%), 5.33%
,
 08/31/28 .... 680 664,432
TruGreen Ltd. Partnership, 1st Lien Term Loan,
(SOFR 1 Month + 4.00%), 6.37%
,
 11/02/27 130 124,675
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 7.37%
,
 07/30/28 ........... 249 233,218
3,354,782
Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (SOFR 1 Month +
4.50%), 6.94%
,
 03/02/29
(a)
.......... 456 423,430
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan,
06/21/24
(m)
..................... 620 564,628
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 5.38%
,
 01/21/28 ........... 108 104,573
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
5.87%
,
 05/12/28 ................. 306 287,913
957,114
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 4.37%
,
 01/15/27 ........... 282 275,286
New AMI I LLC, 1st Lien Term Loan, (SOFR 6
Month + 6.00%), 7.08%
,
 03/08/29 ..... 165 148,840
Oscar AcquisitionCo LLC, Term Loan B, (SOFR
6 Month + 4.50%), 6.11%
,
 04/29/29 .... 165 149,345
Standard Industries, Inc., Term Loan,
09/22/28
(m)
..................... 186 182,462
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 4.57% -
5.81%
,
 05/29/26 ................. 91 86,978
842,911
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.56%
,
 12/01/27 ................. 630 604,588
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
5.04%
,
 04/03/24 ................. 419 399,924
Pactiv Evergreen, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.25%), 5.62%
,
 02/05/26 106 102,642
Tosca Services LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 5.87%
,
 08/18/27 .... 224 199,164
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(m)
............... 14 13,450
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
6.25%
,
 09/15/28 ................. USD 159 $ 150,853
1,470,621
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.99%
,
 10/28/27
(a)
138 130,692
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 12/11/28 ................. 451 426,250
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.12%
,
 12/10/29 ................. 125 110,000
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
4.63%
,
 11/24/28
(e)
................ 143 138,982
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 7.75%),
13.25%
,
 06/30/27 ................ 544 497,622
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 7.01%
,
 01/15/27
(e)
.......... 417 402,658
Spring Education Group, Inc., 1st Lien
Term Loan, (SOFR 3 Month + 4.25%),
6.50%
,
 07/30/25 ................. 128 120,870
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 7.25%
,
 09/01/25 ..... 614 517,274
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
5.37%
,
 02/05/26 ................. 425 407,133
WCG Purchaser Corp., 1st Lien Term Loan,
01/08/27
(m)
..................... 161 156,357
2,777,146
Diversified Financial Services — 0.2%
(a)
Alchemy Copyrights LLC, Term Loan, (SOFR 1
Month + 3.00%), 4.71%
,
 03/10/28
(e)
.... 109 106,608
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 5.06%
,
 10/30/26 .... 175 170,598
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 3.88%
,
 04/13/28 ..... 286 279,662
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (SOFR 1 Month + 3.75%), 5.28% -
6.08%
,
 04/09/27 ................. 781 755,743
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
9.12%
,
 04/07/28 ................. 195 189,637
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(m)
..................... 371 318,637
Lions Gate Capital Holdings LLC, Term Loan B,
(SOFR 1 Month + 2.25%), 4.62%
,
 03/24/25 135 131,064
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.12%
,
 12/11/26 ................. 314 302,878
Travelport Finance SARL, 1st Lien Term Loan,
05/29/26
(m)
..................... 145 111,528
Travelport Finance SARL, Term Loan, (LIBOR
USD 3 Month + 1.50%), 3.75%
,
 02/28/25 209 201,377
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
5.00%
,
 01/31/29 ................. 124 120,669

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
White Cap Buyer LLC, Term Loan, (SOFR 1
Month + 3.75%), 6.08%
,
 10/19/27 ..... USD 139 $ 132,105
2,820,506
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
5.26%, 07/15/25 ............... 53 51,096
(LIBOR USD 3 Month + 2.75%),
5.26%, 01/31/26 ............... 452 425,811
Altice France SA, Term Loan B13, (SOFR 3
Month + 4.00%), 5.41%
,
 08/14/26 ..... 401 380,002
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 5.25%
,
 11/30/27 . 73 69,760
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 5.88%
,
 12/11/26 .... 691 664,382
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
5.88%
,
 10/02/27 ................. 111 96,209
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
6.06%
,
 05/01/28 ................. 212 202,043
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 4.87%
,
 11/04/26 . 254 251,689
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 4.12%
,
 03/01/27 145 139,200
Lumen Technologies, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
4.62%
,
 03/15/27 ................. 260 247,594
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 6.62%
,
 09/01/28 136 126,805
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 5.62%
,
 09/25/26 .... 276 260,410
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
5.25%
,
 01/31/29 ................. 107 105,376
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 5.37%
,
 03/09/27 963 887,581
3,907,958
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (SOFR 1 Month + 2.00%),
4.37%
,
 01/15/25 ................. 72 70,282
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.12%
,
 12/13/25 ................. 91 76,080
146,362
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
7.63%
,
 06/23/28
(e)
................ 311 297,664
AZZ, Inc., Term Loan, (SOFR 1 Month +
4.25%), 6.68% - 6.98%
,
 05/13/29 ...... 58 56,502
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 5.37%
,
 02/12/25 49 47,796
401,962
Electronic Equipment, Instruments & Components — 0.0%
II-VI, Inc.,Term Loan B, (LIBOR USD 1 Month +
2.75%), 4.46%
,
 07/02/29
(a)
.......... 232 225,233
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (SOFR 1 Month + 3.00%),
4.87%
,
 04/22/26 ................. USD 275 $ 237,629
Aristocrat Technologies, Inc., Term Loan B,
(SOFR 3 Month + 2.25%), 4.40%
,
 05/24/29 38 37,430
City Football Group Ltd., Term Loan, 07/21/28
(m)
215 202,989
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.50%),
5.88%
,
 07/03/24 ................. 501 482,863
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
3.94%
,
 10/19/26 ................. 507 487,212
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 5.12%
,
 03/13/28 285 277,037
Renaissance Holding Corp., 1st Lien
Term Loan, (SOFR 1 Month + 3.25%),
5.62%
,
 05/30/25 ................. 8 7,691
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
4.87%
,
 01/23/25 ................. 159 148,957
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (SOFR 1 Month +
2.75%), 5.13%
,
 05/18/25 ........... 683 653,537
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 4.50%
,
 01/20/28 379 370,121
2,905,466
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (SOFR
1 Month + 2.00%), 4.38%
,
 05/11/24
(a)
... 107 104,811
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 3 Month + 2.00%),
3.57%, 09/13/26 ............... 343 333,086
(LIBOR USD 3 Month + 2.75%),
4.32%, 11/22/28 ............... 164 159,599
492,685
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
5.42% - 6.12%
,
 10/01/25 ........... 281 239,864
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 4.87%
,
 10/10/26 .... 44 41,399
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 5.87%
,
 10/25/27 ..... 757 704,892
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
4.62%
,
 01/29/27 ................. 459 439,834
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 4.62% -
5.06%
,
 08/03/25 ................. 105 102,735
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
3.66%
,
 05/15/24 ................. 224 217,503
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 06/08/28 ................. 232 221,677
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
5.75%
,
 03/31/28 ................. 619 547,668

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Food Products (continued)
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
5.37%
,
 01/20/28 ................. USD 417 $ 403,485
2,919,057
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 5.87%
,
 11/03/28 . 437 405,721
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 6.75%
,
 03/05/26 200 170,857
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 5.62%
,
 05/04/28 ..... 187 182,269
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 5.62%
,
 10/23/28 .... 1,008 960,677
1,719,524
Health Care Providers & Services — 0.2%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
4.75%
,
 09/29/28 ................. 164 158,586
CNT Holding I Corp., 1st Lien Term Loan,
(SOFR 1 Month + 3.50%), 5.37%
,
 11/08/27 125 120,786
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
5.37%
,
 11/01/28 ................. 451 436,161
Envision Healthcare Corp., Term Loan, (SOFR
1 Month + 3.75%), 6.12%
,
 10/10/25 .... 331 85,594
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
6.00%, 02/18/27 ............... 218 202,823
(LIBOR USD 3 Month + 3.75%),
6.00%, 11/15/28 ............... 68 63,483
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
9.00%
,
 11/15/29 ................. 62 56,988
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
6.62%
,
 08/31/26 ................. 311 274,597
Medical Solutions LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.38%
,
 11/01/28 ................. 390 374,771
Medical Solutions LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29 ................. 87 79,895
Medical Solutions LLC, Delayed Draw 1st Lien
Term Loan, 11/01/28
(m)
............. 63 60,145
Option Care Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.12%
,
 10/27/28 ................. 92 89,562
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 02/14/25 ................. 6 5,661
Vizient, Inc., Term Loan B7, (SOFR 1 Month +
2.25%), 4.45%
,
 05/16/29 ........... 53 52,921
WP CityMD Bidco LLC, Term Loan, 12/22/28
(m)
263 252,428
2,314,401
Health Care Technology — 0.1%
(a)
Athenahealth, Inc., Delayed Draw Term Loan,
02/15/29
(m)
..................... 78 74,299
Athenahealth, Inc., Term Loan, (SOFR 1 Month
+ 3.50%), 5.65%
,
 02/15/29 .......... 461 438,364
Change Healthcare Holdings, Inc., Term Loan,
(SOFR 1 Month + 2.50%), 4.87%
,
 03/01/24 386 380,573
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%), 5.67% -
6.37%
,
 06/02/28 ................. USD 371 $ 352,036
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 6.37%
,
 08/27/25 456 443,302
1,688,574
Hotels, Restaurants & Leisure — 0.3%
(a)
1011778 B.C. Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
4.12%
,
 11/19/26 ................. 393 381,043
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.12%
,
 02/02/26 ................. 54 46,645
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 5.05%
,
 10/02/28 125 118,474
Caesars Resort Collection LLC, Term Loan B,
(SOFR 1 Month + 2.75%), 5.12%
,
 12/23/24 388 378,695
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 07/21/25 ................. 154 150,286
Carnival Corp., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.88%
,
 06/30/25 ..... 195 185,380
Churchill Downs, Inc., Facility Term Loan B,
(SOFR 1 Month + 2.00%), 4.38%
,
 12/27/24 268 261,076
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 4.38%
,
 03/17/28 87 83,424
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 6.33%
,
 01/27/29 853 811,853
Flutter Entertainment plc, Term Loan, (SOFR 3
Month + 2.25%), 4.50%
,
 07/21/26 ..... 182 178,539
Hilton Worldwide Finance LLC, Term Loan,
06/22/26
(m)
..................... 47 46,180
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 4.42% - 5.12%
,
 02/05/25 183 178,303
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 5.12%
,
 03/09/28 329 308,731
Penn National Gaming, Inc., Facility Term
Loan B, (SOFR 1 Month + 2.75%),
5.18%
,
 05/03/29 ................. 240 234,453
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
5.04%
,
 04/14/29 ................. 147 143,509
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
4.63%
,
 02/08/27 ................. 506 491,438
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 5.62%
,
 08/03/28 .... 328 312,051
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
4.12%
,
 05/30/25 ................. 28 28,005
4,338,085
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 5.92% -
7.13%
,
 05/17/28 ................. 290 205,760
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 4.84%
,
 02/26/29 421 374,480
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 7.38%
,
 12/08/28 164 148,800
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
6.16%
,
 10/06/28 ................. 126 104,790

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
5.62%
,
 10/30/27 ................. USD 193 $ 155,090
988,920
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 2.75%), 5.12% - 5.56%
,
 09/29/28 374 356,516
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 4.38%
,
 03/03/28 56 53,966
410,482
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (SOFR 1 Month +
2.00%), 4.37%
,
 08/12/26 ........... 73 70,944
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
4.08%
,
 12/15/27 ................. 202 197,719
268,663
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan,
(SOFR 1 Month + 3.25%), 5.62%
,
 05/09/25 268 259,190
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
5.66%
,
 11/05/27 ................. 630 607,810
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 4.62%
,
 02/19/28 .... 337 326,261
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
5.87%, 02/12/27 ............... 423 401,363
Hub International Ltd., Term Loan, (SOFR 3
Month + 3.00%), 5.55% - 5.77%
,
 04/25/25 346 336,361
Hub International Ltd., Term Loan B3,
(LIBOR USD 3 Month + 3.25%), 5.78% -
5.98%
,
 04/25/25 ................. 335 326,804
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 5.62%
,
 02/15/27 ........... 40 37,595
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 5.43%
,
 09/01/27 .... 227 220,287
Sedgwick Claims Management Services, Inc.,
Term Loan
(SOFR 1 Month + 3.25%), 5.62%, 12/31/25 314 303,306
(LIBOR USD 1 Month + 3.75%),
6.12%, 09/03/26 ............... 126 121,778
(LIBOR USD 1 Month + 4.25%),
6.62%, 09/03/26 ............... 56 54,928
USI, Inc., Term Loan, (SOFR 3 Month +
3.00%), 5.25%
,
 05/16/24 ........... 447 438,715
3,434,398
Interactive Media & Services — 0.2%
(a)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 6.20%
,
 02/16/28 ..... 53 51,982
Adevinta ASA, Facility Term Loan B2,
06/26/28
(m)
..................... 262 251,111
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 5.62%
,
 12/06/27 ..... 140 127,975
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
5.37%, 10/30/26 ............... 1,002 975,081
GoodRx, Inc., 1st Lien Term Loan, 10/10/25
(m)
138 131,064
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 6.88%
,
 01/29/26 ..... 541 485,936
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. USD 126 $ 113,920
2,137,069
Internet & Direct Marketing Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.06%
,
 11/24/28 ................. 109 105,893
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 5.87%
,
 02/12/27 ........... 599 553,179
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 6.62%
,
 02/12/27
(e)
......... 39 36,095
695,167
IT Services — 0.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(SOFR 3 Month + 3.00%), 5.25%
,
 09/19/24 53 51,713
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
7.75%
,
 09/19/25 ................. 37 35,936
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 7.62%
,
 01/31/28 175 149,625
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 7.62%
,
 01/20/29 227 193,858
Asurion LLC, Term Loan B6, (SOFR 1 Month +
3.13%), 5.50%
,
 11/03/23 ............ 56 54,660
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 5.37%
,
 11/03/24 ...... 189 182,014
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 5.62%
,
 12/23/26 ..... 208 195,399
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 5.75%
,
 09/29/28 ..... 173 164,993
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
10.12%
,
 07/31/28 ................ 123 120,909
Epicor Software Corp., Term Loan C,
(LIBOR USD 1 Month + 3.25%), 4.92% -
5.62%
,
 07/30/27 ................. 78 74,295
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 4.12%
,
 04/28/28 ........... 330 321,250
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
6.25%
,
 10/01/27 ................. 566 547,808
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
4.37%
,
 08/10/27 ................. 231 225,856
Trader Interactive LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.12%
,
 07/28/28
(e)
80 77,221
Venga Finance SARL, Term Loan, (LIBOR USD
2 Month + 4.75%), 6.71%
,
 06/28/29
(e)
... 92 84,975
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 6.12%
,
 02/11/28
(e)
.... 113 108,072
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 5.37%
,
 02/28/27 ..... 449 437,211
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 4.62%
,
 03/31/28 .......... 110 107,232
3,133,027

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(SOFR 1 Month + 4.00%), 5.83%
,
 12/01/28 USD 124 $ 117,959
Peloton Interactive, Inc., Term Loan, (SOFR 6
Month + 6.50%), 8.35%
,
 05/25/27 ..... 69 65,493
183,452
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 4.62%
,
 11/08/27 . 552 540,982
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
4.25%
,
 02/22/28 ................. 310 304,327
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
6.87%
,
 02/04/27 ................. 427 403,826
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
4.56%, 07/03/28 ............... 590 578,685
Maravai Intermediate Holdings LLC, Term Loan
B, 10/19/27
(m)
................... 277 271,164
Phoenix Newco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 4.92% -
5.62%
,
 11/15/28 ................. 560 544,154
2,643,138
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.01%
,
 08/17/26 312 297,905
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 6.37%
,
 10/13/28 57 49,220
Clark Equipment Co., Term Loan B, (SOFR 3
Month + 2.50%), 4.65%
,
 04/20/29 ..... 70 67,585
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 5.06%
,
 05/14/28 49 47,169
Filtration Group Corp., Term Loan
(SOFR 1 Month + 3.00%), 4.67% -
5.37%, 03/31/25 ............... 396 386,855
(LIBOR USD 1 Month + 3.50%), 5.17% -
5.87%, 10/21/28 ............... 174 166,784
Fluidra SA, Term Loan, (SOFR 1 Month +
2.00%), 4.43%
,
 01/29/29 ........... 53 50,955
Gardner Denver, Inc., Term Loan B2, (SOFR 1
Month + 1.75%), 4.18%
,
 03/01/27 ..... 173 169,242
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 4.87%
,
 03/31/27 .... 305 293,580
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 568 532,488
Ingersoll-Rand Services Co., Term Loan B1,
(SOFR 1 Month + 1.75%), 4.18%
,
 03/01/27 335 328,160
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 4.52%
,
 06/21/28 ..... 688 653,072
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 6.93%
,
 04/05/29 ........... 248 234,206
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
6.87%
,
 07/30/27 ................. 311 299,846
Vertiv Group Corp., Term Loan B, 03/02/27
(m)
428 406,526
Zurn Industries LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 2.25%),
4.62%
,
 10/04/28 ................. 23 22,547
4,006,140
Security
Par (000)
Par (000) Value
Media — 0.3%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
5.11%
,
 03/03/25
(a)
................ USD 184 $ 156,508
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(n)
................ 184 182,646
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 4.37%
,
 05/03/28
(a)
.... 124 118,769
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
4.13%
,
 04/30/25
(a)
................ 154 150,649
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
5.87% - 6.31%
,
 08/21/26
(a)
.......... 711 647,300
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 12/17/26
(a)
................ 175 164,242
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
4.87%
,
 09/01/28
(a)
................ 267 256,325
CSC Holdings LLC, Term Loan
(a)
(SOFR 1 Month + 2.25%), 4.25%, 07/17/25 308 296,311
(LIBOR USD 1 Month + 2.50%),
4.50%, 04/15/27 ............... 172 163,951
DirectV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 7.37%
,
 08/02/27
(a)
593 558,517
Eagle Broadband Investments LLC,
Term Loan, (SOFR 3 Month + 3.00%),
5.31%
,
 11/12/27
(a)
................ 168 161,292
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 2.75%), 5.12%
,
 01/07/28
(a)
90 88,000
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)(m)
................ 140 121,271
Nexstar Media, Inc., Term Loan B4, (SOFR 1
Month + 2.50%), 4.87%
,
 09/18/26
(a)
.... 42 41,305
Sinclair Television Group, Inc., Term
Loan B4, (SOFR 1 Month + 3.75%),
6.18%
,
 04/21/29
(a)
................ 347 322,276
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 5.35%
,
 09/28/23
(a)(e)
.. 541 530,180
Voyage Digital Ltd., 1st Lien Term Loan, (SOFR
3 Month + 4.50%), 5.77%
,
 05/11/29
(a)(e)
.. 180 175,500
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
4.50%
,
 04/30/28
(a)
................ 179 174,002
4,309,044
Metals & Mining — 0.1%
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(a)(m)
.................... 862 613,851
Multiline Retail — 0.0%
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
5.81%
,
 12/21/27
(a)
................ 218 211,145
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 11.46%
,
 11/01/25 ........... 208 219,180
Freeport LNG investments, LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.21%
,
 12/21/28 ................. 559 523,817
Medallion Midland Acquisition LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.12%
,
 10/18/28 ................. 375 363,495

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 3.47%
,
 01/31/28 USD 63 $ 63,121
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.71%
,
 10/05/28 ................. 624 606,971
1,776,584
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
6.00%
,
 10/01/26
(a)
................ 849 809,275
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(SOFR 3 Month + 3.50%), 5.81% -
5.88%
,
 05/04/25 ................. 263 244,694
Bausch Health Cos., Inc., Term Loan B,
02/01/27
(m)
..................... 311 260,860
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 3.46%
,
 08/01/27 287 277,298
Grifols Worldwide Operations Ltd., Term
Loan B, (SOFR 1 Month + 2.00%),
4.37%
,
 11/15/27 ................. 123 117,160
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 5.87%
,
 05/05/28 501 488,337
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.63%
,
 06/02/28 ..... 197 193,636
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(e)(m)
............ 50 47,616
Precision Medicine Group LLC, Term Loan,
(LIBOR USD 2 Month + 3.00%), 5.25% -
5.58%
,
 11/18/27
(e)
................ 481 456,182
2,085,783
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 5.12%
,
 02/04/28 ..... 341 333,199
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 5.88%
,
 06/02/28 842 705,923
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
5.55%
,
 02/06/26 ................. 842 818,173
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 5.54%
,
 01/18/29 128 123,331
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, 06/22/29
(m)
............... 129 123,904
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (SOFR 3 Month
+ 4.25%), 6.36%
,
 06/22/29 .......... 280 268,459
Galaxy US Opco, Inc., 1st Lien Term Loan,
(SOFR 1 Month + 4.75%), 7.08%
,
 04/29/29 302 284,258
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
6.12%
,
 07/11/25 ................. 156 151,089
Trans Union LLC, Term Loan B5, (SOFR 1
Month + 1.75%), 4.12%
,
 11/16/26 ...... 215 207,339
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 4.62%
,
 12/01/28 .... 408 397,391
3,413,066
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.12%
,
 08/21/25
(a)
................ USD 451 $ 435,729
Road & Rail — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
7.04%
,
 04/06/28 ................. 93 84,199
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
4.13%
,
 08/06/27 ................. 108 101,116
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 4.25%
,
 12/30/26 315 309,022
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 7.07% -
8.31%
,
 08/04/25 ................. 181 161,481
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 5.07%
,
 02/25/27 618 605,375
1,261,193
Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 4.36%
,
 12/02/28
(a)
.... 89 88,506
Software — 0.8%
(a)
Barracuda Networks, Inc., 1st Lien Term Loan
(SOFR 3 Month + 3.75%), 5.98%, 02/12/25 645 640,479
 05/17/29
(m)
..................... 139 133,903
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.12%
,
 10/02/25 285 274,108
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.25%),
4.50%
,
 09/21/28 ................. 256 247,885
Central Parent, Inc., 1st Lien Term Loan,
(SOFR 3 Month + 4.50%), 6.61%
,
 07/06/29 109 105,799
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.12%
,
 10/08/28 424 400,406
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 8.37%
,
 10/08/29 152 137,560
Cornerstone OnDemand, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.12%
,
 10/16/28 ................. 182 169,178
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 248 233,628
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 9.34%
,
 12/01/28 79 68,927
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.83%
,
 02/04/28 .......... 40 38,595
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
6.37%
,
 12/01/27 ................. 775 755,001
Helios Software Holdings, Inc., Term Loan,
(SOFR 3 Month + 3.75%), 5.95%
,
 03/11/28 221 207,541
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 5.13%
,
 10/27/28 ..... 556 539,289
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.12%
,
 10/30/28 109 105,737
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.05%
,
 07/27/28 ................. 305 289,113
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 8.25%),
10.55%
,
 07/27/29 ................ 349 328,948

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 4.00%), 5.70%
,
 03/01/29 .......... USD 545 $ 519,341
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
6.12%, 09/13/24 ............... 894 867,097
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 8.62%
,
 02/23/29 262 247,351
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 6.37%
,
 10/01/27 197 191,125
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
6.37%
,
 12/17/27 ................. 211 202,292
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.82%
,
 08/31/28 734 704,140
RealPage, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%), 4.67% -
5.37%
,
 04/24/28 ................. 1,018 977,397
Severin Acquisition LLC, 1st Lien Term Loan,
(SOFR 1 Month + 3.00%), 5.31%
,
 08/01/25 251 243,426
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.25%), 5.50%
,
 10/07/27 .... 312 300,047
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
4.12%
,
 04/16/25 ................. 35 33,825
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
4.12%
,
 04/16/25 ................. 28 27,459
TIBCO Software, Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 7.25%), 8.92% -
9.63%
,
 03/03/28 ................. 458 454,107
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
5.54%, 05/04/26 ............... 380 368,309
(LIBOR USD 1 Month + 3.75%),
6.12%, 05/04/26 ............... 278 269,708
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 7.54%
,
 05/03/27 ..... 189 180,378
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.21%
,
 07/20/28 ................. 107 102,634
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 5.37%
,
 02/02/26 32 31,627
10,396,360
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
 02/07/25
(m)
..................... 105 99,405
(LIBOR USD 3 Month + 4.25%),
6.50%, 03/31/26 ............... 256 242,177
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (SOFR 1 Month + 4.00%),
6.25%
,
 05/04/28 ................. 372 355,547
PetSmart LLC, Term Loan, (LIBOR USD 1
Month + 3.75%), 6.12%
,
 02/11/28 ...... 528 507,862
Pilot Travel Centers LLC, Term Loan B, (SOFR
1 Month + 2.00%), 4.43%
,
 08/04/28 .... 150 146,683
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
4.87%, 10/20/28 ............... 164 147,673
(SOFR 1 Month + 3.25%), 5.68%, 10/20/28 152 138,194
RVR Dealership Holdings LLC, Term Loan,
(SOFR 3 Month + 3.75%), 5.17%
,
 02/08/28 103 87,155
1,724,696
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
7.37%
,
 07/23/26
(a)
................ USD 161 $ 142,809
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 4.45%
,
 02/20/29
(a)
.......... 270 254,000
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
4.62%
,
 05/19/28 ................. 260 250,392
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 4.32% - 4.80%
,
 07/27/28 557 536,210
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
5.62% - 6.06%
,
 01/31/28 ........... 216 198,797
SRS Distribution, Inc., Term Loan
(SOFR 3 Month + 3.50%), 6.18%, 06/02/28 170 161,535
(LIBOR USD 3 Month + 3.50%),
6.31%, 06/02/28 ............... 621 590,885
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 9.87%
,
 05/30/24
(e)
68 66,782
TMK Hawk Parent Corp., Term Loan B,
(LIBOR USD 1 Month + 3.50%), 5.17% -
5.87%
,
 08/28/24
(e)
................ 419 268,475
2,073,076
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.12%
,
 09/22/28 ................. 87 83,189
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.12%
,
 09/21/29 ................. 35 33,483
OLA Netherlands BV, Term Loan, (SOFR 1
Month + 6.25%), 8.31%
,
 12/15/26 ..... 124 105,408
222,080
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, 05/27/24
(m)
............... 308 279,070
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.56%
,
 04/30/28 ................. 131 127,180
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
5.69%
,
 06/02/28 ................. 92 87,621
SBA Senior Finance II LLC, Term Loan, (SOFR
1 Month + 1.75%), 4.13%
,
 04/11/25 .... 212 207,250
701,121
Total Floating Rate Loan Interests — 7.3%
(Cost: $100,671,456) ............................. 96,028,745
Foreign Agency Obligations
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(d)(h)
.......................... 390 374,790

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Colombia — 0.1%
Ecopetrol SA, 4.63%
,
11/02/31 .......... USD 380 $ 310,650
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
..................... 345 272,722
583,372
India — 0.0%
Power Finance Corp. Ltd., 6.15%
,
12/06/28
(d)
250 263,563
Indonesia — 0.1%
(d)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. 250 232,527
Pertamina Persero PT, 3.65%
,
07/30/29 ... 592 554,186
786,713
Mexico — 0.2%
Comision Federal de Electricidad, 4.88%
,
01/15/24
(d)
..................... 458 456,855
Petroleos Mexicanos
6.50%, 03/13/27 ................. 582 525,779
8.75%, 06/02/29
(b)
................ 464 435,377
5.95%, 01/28/31 ................. 519 400,928
6.70%, 02/16/32 ................. 585 466,391
6.75%, 09/21/47 ................. 136 92,242
2,377,572
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(d)
............ 217 154,518
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 200 189,850
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 200 165,975
Total Foreign Agency Obligations — 0.4%
(Cost: $5,558,413) .............................. 4,896,353
Foreign Government Obligations
Bahrain — 0.1%
Kingdom of Bahrain
(d)
6.75%, 09/20/29 ................. 457 444,518
5.45%, 09/16/32 ................. 267 224,330
668,848
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ....... 468 430,560
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ................. 757 725,206
3.88%, 04/25/27 ................. 205 187,421
3.13%, 04/15/31 ................. 1,053 831,739
1,744,366
Dominican Republic — 0.2%
Dominican Republic Government Bond
5.95%, 01/25/27
(d)
................ 587 575,920
5.50%, 02/22/29
(b)
................ 261 241,556
4.50%, 01/30/30
(b)
................ 383 328,973
4.50%, 01/30/30
(d)
................ 200 171,788
4.88%, 09/23/32
(b)
................ 417 349,316
6.40%, 06/05/49
(d)
................ 396 324,175
1,991,728
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.75%, 05/29/24 ................. 200 170,000
Security
Par (000)
Par (000) Value
Egypt (continued)
7.50%, 02/16/61 ................. USD 200 $ 112,000
282,000
Guatemala — 0.1%
Republic of Guatemala
4.50%, 05/03/26
(d)
................ 400 392,700
3.70%, 10/07/33
(d)
................ 408 339,099
4.65%, 10/07/41
(b)
................ 521 423,964
1,155,763
Hungary — 0.0%
Hungary Government Bond, 5.25%
,
06/16/29
(b)
555 563,166
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 240 244,800
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
(d)
6.15%, 05/21/48 ................. 200 192,912
4.88%, 07/17/49 ................. 200 165,380
Republic of Indonesia
4.10%, 04/24/28 ................. 1,354 1,369,910
5.13%, 01/15/45
(d)
................ 240 242,726
2,215,728
Ivory Coast — 0.1%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(d)
. 806 737,490
Mexico — 0.1%
Petroleos Mexicanos, 6.38%
,
01/23/45 .... 446 297,148
United Mexican States
3.75%, 01/11/28 ................. 932 913,360
2.66%, 05/24/31 ................. 843 722,029
8.30%, 08/15/31 ................. 35 44,752
1,977,289
Mongolia — 0.0%
State of Mongolia
(d)
8.75%, 03/09/24 ................. 200 196,913
5.13%, 04/07/26 ................. 200 177,022
373,935
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(d)
................ 538 466,042
3.00%, 12/15/32
(b)
................ 499 395,458
861,500
Nigeria — 0.0%
(b)
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 280 216,650
7.88%, 02/16/32
(d)
................ 356 249,200
Nigeria Government Bond, 7.63%
,
11/28/47
(d)
213 133,657
599,507
Oman — 0.1%
Oman Government Bond
(d)
6.50%, 03/08/47 ................. 427 370,422
6.75%, 01/17/48 ................. 754 671,060
1,041,482
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(d)
240 118,526
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 330 319,956
3.16%, 01/23/30 ................. 1,200 1,085,850
1,405,806

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Paraguay — 0.1%
Republic of Paraguay
4.70%, 03/27/27
(d)
................ USD 400 $ 406,075
4.95%, 04/28/31
(b)
................ 200 197,600
5.40%, 03/30/50
(b)
................ 455 400,201
1,003,876
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ................. 665 585,948
1.86%, 12/01/32 ................. 626 497,201
1,083,149
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(b)
........ 200 208,000
Romania — 0.1%
Romania Government Bond
(b)
5.25%, 11/25/27 ................. 428 422,650
3.00%, 02/14/31 ................. 350 287,284
3.63%, 03/27/32 ................. 568 467,819
1,177,753
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
(d)
4.50%, 04/17/30 ................. 515 547,831
2.25%, 02/02/33 ................. 739 651,244
1,199,075
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 370 339,082
5.88%, 04/20/32 ................. 360 333,450
672,532
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(c)(d)(k)
5.75%, 04/18/23 ................. 370 109,913
6.85%, 03/14/24 ................. 707 209,360
6.35%, 06/28/24 ................. 615 183,847
503,120
Ukraine — 0.0%
Ukraine Government Bond
7.75%, 09/01/23
(d)
................ 340 74,800
8.99%, 02/01/24
(d)
................ 658 125,020
7.75%, 09/01/24
(d)
................ 45 8,550
7.75%, 09/01/25
(d)
................ 235 42,300
7.25%, 03/15/33
(b)
................ 526 99,151
349,821
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 180 187,065
Total Foreign Government Obligations — 1.7%
(Cost: $26,626,002) .............................. 22,552,085
Shares
Shares
Investment Companies
(o)
BlackRock Allocation Target Shares- BATS
Series A ....................... 3,000,118 28,171,107
BlackRock Floating Rate Income Portfolio,
Class K Shares .................. 1,393,798 13,157,456
iShares iBoxx $ High Yield Corporate Bond
ETF
(f)
......................... 732,290 57,257,755
Total Investment Companies — 7.5%
(Cost: $105,122,819) ............................. 98,586,318
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust
(a)
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 2.29%, 06/25/35 .... USD 44 $ 39,308
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 2.86%, 01/25/36 ... 69 61,282
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 2.37%,
11/25/46 .................... 69 55,479
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 2.64%, 07/25/46 .. 152 131,905
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 2.54%, 04/25/47 .. 177 154,287
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ........ 31 26,497
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 2.71%, 09/25/37
(a)(b)
......... 299 270,932
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 2.76%,
10/25/35
(a)
..................... 177 167,720
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)(e)
.. 2,000 1,855,000
Reperforming Loan REMIC Trust, Series 2005-
R2, Class 1AF1, (LIBOR USD 1 Month +
0.34%), 2.60%, 06/25/35
(a)(b)
......... 41 39,639
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6, Class 2A1, (LIBOR USD
1 Month + 0.38%), 2.64%, 07/25/46
(a)
... 74 56,896
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 7.00%, 05/25/36
(j)
......... 352 322,527
3,181,472
Commercial Mortgage-Backed Securities — 2.9%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 3.99%, 09/15/34
(a)(b)
......... 630 573,305
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
4.10%, 04/15/35
(a)(b)
............... 540 505,145
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
5.05%, 12/15/36
(a)(b)
............... 106 95,737
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 3.70%, 09/15/34
(a)(b)
... 1,058 1,000,484
Bayview Commercial Asset Trust, Series
2007-2A, Class A1, (LIBOR USD 1 Month +
0.27%), 2.53%, 07/25/37
(a)(b)
......... 146 128,849
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.50%), 4.50%, 08/15/36 ... 200 191,706
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 5.50%, 08/15/36 ... 130 123,880
Series 2018-CHRS, Class E, 4.27%,
08/05/38 .................... 200 152,283
Benchmark Mortgage Trust
(a)
Series 2018-B5, Class D, 3.11%, 07/15/51
(b)
550 419,347
Series 2018-B7, Class C, 4.86%, 05/15/53 500 471,119
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 5.70%, 10/15/35
(a)(b)
1,400 1,315,787
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 5.60%, 09/15/38
(a)(b)
325 309,366

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 4.30%, 10/15/36 ... USD 1,063 $ 1,020,296
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 4.65%, 10/15/36 ... 1,649 1,567,215
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 4.17%, 10/15/36 ... 814 760,167
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 4.82%, 12/15/38 ... 978 916,665
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 2.91%, 02/15/33
(e)
.. 973 924,098
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 4.15%, 02/15/33
(e)
.. 571 542,068
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 6.25%, 02/15/33
(e)
.. 460 436,832
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 4.80%, 06/15/38 ... 893 821,488
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 5.75%, 06/15/38 ... 705 663,504
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 4.80%, 05/15/38 ... 1,356 1,251,371
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 4.24%, 10/15/38 ... 952 888,288
Series 2022-CSMO, Class C, (TSFR1M +
3.89%), 5.85%, 06/15/27 ......... 480 471,579
Series 2022-LP2, Class F, (TSFR1M +
3.26%), 5.36%, 02/15/39 ......... 998 922,758
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 5.14%, 10/15/36 ... 970 892,243
Series 2021-LBA, Class GJV, (LIBOR USD
1 Month + 3.00%), 5.00%, 02/15/36 .. 900 815,553
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 5.00%, 02/15/36 ... 600 542,934
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 4.25%, 01/15/34 ... 340 318,838
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 5.00%, 01/15/34 ... 530 495,842
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 6.03%, 09/15/34 ... 72 66,241
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 5.60%, 06/15/36 ... 693 649,005
Series 2022-IND, Class E, (TSFR1M +
3.99%), 6.09%, 04/15/37 ......... 630 615,789
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a)(b)
.................... 390 283,933
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class D, 4.94%, 05/10/49
(a)(b)
.. 110 96,478
Commercial Mortgage Trust
(a)
Series 2013-GAM, Class E, 3.42%,
02/10/28
(b)
................... 900 809,922
Series 2015-LC21, Class C, 4.33%,
07/10/48 .................... 427 402,181
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 3.54%,
07/15/31
(a)(b)
.................... 125 105,857
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 6.86%, 10/15/37 ... 339 320,963
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 5.50%, 11/15/38
(e)
.. 97 93,484
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
3.87%, 05/15/35
(a)(b)
............... 402 385,521
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.53%, 10/10/34
(a)(b)
......... 320 287,791
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 5.12%, 11/15/38 ... USD 860 $ 803,118
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 5.61%, 11/15/38 ... 330 306,761
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 4.25%, 07/15/38 ... 805 777,687
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 4.85%, 07/15/38 ... 517 494,737
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 5.70%, 07/15/38 ... 547 537,028
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class F, (LIBOR USD 1 Month +
3.44%), 5.43%, 11/15/36
(a)(b)
......... 483 451,622
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 180 153,495
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 5.35%, 10/15/36 ... 274 258,596
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 6.40%, 10/15/36 ... 157 147,661
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2022-NLP, Class F,
(TSFR1M + 3.54%), 5.50%, 04/15/37
(a)(b)
. 770 708,269
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
135 113,976
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2015-JP1, Class D, 4.23%, 01/15/49 284 248,985
Series 2022-OPO, Class D, 3.45%,
01/05/39
(b)
................... 250 212,603
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 4.35%,
03/15/38
(a)(b)
.................... 781 729,531
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.03%, 08/15/34
(a)(b)
............. 151 140,663
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 6.00%, 11/15/38 ... 1,000 934,134
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 7.25%, 11/15/38 ... 1,870 1,748,513
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (TSFR1M +
4.22%), 6.18%, 12/15/34
(a)(b)(e)
........ 287 276,924
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 5.95%, 07/15/38
(a)(b)
.. 138 130,410
Morgan Stanley Capital I Trust
Series 2015-MS1, Class C, 4.02%,
05/15/48
(a)
................... 140 128,818
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 3.95%, 11/15/34
(a)(b)(e)
531 526,593
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 250 193,093
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
(e)
......................... 320 291,200
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
......................... 238 188,145
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 4.55%, 07/15/35
(a)(b)
. 450 427,418
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (TSFR1M + 5.29%), 7.24%,
03/15/39
(a)(b)
.................... 1,977 1,866,500
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 6.35%, 07/15/38
(a)(b)
......... 100 94,442

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
SREIT Trust, Series 2021-MFP2, Class J,
(LIBOR USD 1 Month + 3.92%), 5.91%,
11/15/36
(a)(b)
.................... USD 173 $ 163,322
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 5.67%,
07/15/23
(a)(b)
.................... 215 202,100
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 5.00%, 06/15/26 ... 379 347,464
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 5.85%, 06/15/26 .. 131 119,863
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
................... 250 245,463
Series 2017-C39, Class C, 4.12%, 09/15/50 113 103,032
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
.................. 342 241,210
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
................... 170 156,071
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
................... 240 176,228
Series 2018-C45, Class C, 4.73%, 06/15/51 110 101,240
38,402,827
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.31%,
10/15/48
(a)(b)
.................... 4,650 177,398
Total Non-Agency Mortgage-Backed Securities — 3.2%
(Cost: $44,338,063) .............................. 41,761,697
Preferred Securities
Capital Trusts — 2.4%
Banks — 0.9%
(a)(h)
Bank of America Corp.
Series JJ, (LIBOR USD 3 Month + 3.29%),
5.13% ...................... 1,900 1,840,735
Series RR, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.76%),
4.38% ...................... 1,350 1,225,125
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ..... 2,375 2,198,933
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 600 557,777
JPMorgan Chase & Co., Series FF, (SOFR +
3.38%), 5.00% .................. 850 789,631
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ........................ 1,750 1,435,000
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 1,205 1,003,611
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 2,300 2,130,375
11,181,187
Security
Par (000)
Par (000) Value
Capital Markets — 0.5%
(a)(h)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% USD 1,575 $ 1,449,022
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 1,575 1,432,258
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 1,730 1,464,012
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 1,445 1,381,420
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 1,250 1,078,603
6,805,315
Consumer Finance — 0.4%
(a)(h)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 2,800 2,359,560
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 1,500 1,277,688
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 786 744,735
4,381,983
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(h)
........... 1,465 1,403,621
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(h)
........... 2,375 2,046,443
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(h)
..................... 223 207,377
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(h)
............... 1,950 1,841,276
Oil, Gas & Consumable Fuels — 0.2%
(a)(h)
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13% ............. 3,425 3,082,500
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 593 412,135
3,494,635
Total Capital Trusts — 2.4%
(Cost: $35,074,088) .............................. 31,361,837
Shares
Shares
Preferred Stocks — 0.3%
Banks — 0.0%
PNC Financial Services Group, Inc. (The),
Series P, (LIBOR USD 3 Month + 4.07%),
6.86%
(a)(h)
...................... 25,000 631,750

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Shares
Shares Value
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 3.53%
(a)(h)
................ 11,500 $ 671,715
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Preference) ....... 87,628 580,054
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 60,117 2,642,122
Total Preferred Stocks — 0.3%
(Cost: $3,769,487) .............................. 4,525,641
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
4.85%, 12/21/65
(a)(b)
............... 896,000 672,817
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 5.10%, 12/21/65
(a)(b)
......... 397,000 294,772
Total Trust Preferreds — 0.1%
(Cost: $1,257,798) .............................. 967,589
Total Preferred Securities — 2.8%
(Cost: $40,101,373) .............................. 36,855,067
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.66%, 04/25/28
(a)(b)
............... USD 334 302,823
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2018-K80, Class B, 4.23%, 08/25/50 125 123,230
Series 2018-K732, Class B,
4.05%, 05/25/25 ............... 200 197,994
321,224
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $643,697) ................................ 624,047
Shares
Shares
Warrants
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(c)
.... 119 1,737
Total Warrants — 0.0%
(Cost: $0) .................................... 1,737
Total Long-Term Investments — 88.5%
(Cost: $1,225,745,263) ........................... 1,162,527,240
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 16.8%
(o)(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.76% ................... 160,830,175 $ 160,830,175
SL Liquidity Series, LLC, Money Market Series,
2.03%
(q)
....................... 59,159,139 59,147,307
Total Short-Term Securities — 16.8%
(Cost: $219,977,448) ............................. 219,977,482
Total Options Purchased — 0.2%
(Cost: $2,135,687) .............................. 2,769,305
Total Investments Before Options Written — 105.5%
(Cost: $1,447,858,398 ) ........................... 1,385,274,027
Total Options Written — (0.1)%
(Premium Received — $(1,233,520)) .................. (1,226,074)
Total Investments Net of Options Written — 105.4%
(Cost: $1,446,624,878 ) ........................... 1,384,047,953
Liabilities in Excess of Other Assets — (5.4)% ............ (71,002,543)
Net Assets — 100.0% .............................. $ 1,313,045,410

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(continued)
July 31, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Perpetual security with no stated maturity date.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Rounds to less than 1,000.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
Shares
Held at
07/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 177,890,717 $ — $ (17,060,542) $ — $ — $ 160,830,175 160,830,175 $ 219,456 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 53,046,504 6,129,102 — (28,333) 34 59,147,307 59,159,139 852,410
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 30,271,189 — — — (2,100,082) 28,171,107 3,000,118 832,890 31,513
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 23,395,960 12,760,405 (21,999,997) (403,647) (595,265) 13,157,456 1,393,798 806,752 —
iShares Core Dividend Growth
ETF
(c)
................ 12,034,412 11,802,381 (24,137,947) 2,156,520 (1,855,366) — — 127,847 —
iShares Core S&P 500 ETF
(c)
... 22,291,286 — (22,617,361) 1,424,163 (1,098,088) — — 161,530 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 52,300,727 19,252,934 (8,554,802) (982,536) (4,758,568) 57,257,755 732,290 2,127,915 —
$ 2,166,167 $ (10,407,335) $ 318,563,800 $ 5,128,800 $ 31,513
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 19 09/16/22 $ 949 $ 5,055
S&P 500 E-Mini Index ...................................................... 995 09/16/22 205,642 10,405,801
U.S. Treasury 10 Year Note ................................................... 1,173 09/21/22 141,970 1,810,296
U.S. Treasury 10 Year Ultra Note ............................................... 86 09/21/22 11,265 203,747
U.S. Treasury Long Bond .................................................... 202 09/21/22 28,955 640,129
U.S. Treasury Ultra Bond .................................................... 46 09/21/22 7,195 (24,884)
U.S. Treasury 5 Year Note .................................................... 580 09/30/22 65,984 524,170
13,564,314
Short Contracts
MSCI Emerging Markets Index ................................................. 114 09/16/22 5,691 151,361
GBP Currency ............................................................ 455 09/19/22 34,660 1,057,672
JPY Currency ............................................................ 61 09/19/22 5,739 43,989
U.S. Treasury 10 Year Note ................................................... 4 09/21/22 484 (3,287)
U.S. Treasury 10 Year Ultra Note ............................................... 2 09/21/22 262 (2,065)
U.S. Treasury Ultra Bond .................................................... 2 09/21/22 313 5,480
U.S. Treasury 2 Year Note .................................................... 1 09/30/22 210 960
U.S. Treasury 5 Year Note .................................................... 2 09/30/22 228 (315)
1,253,795
$ 14,818,109
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 1,094,000 USD 837,462 Natwest Markets plc 10/14/22 $ 16,633
CAD 95,000 USD 73,320 Standard Chartered Bank 10/14/22 847
CHF 339,000 USD 351,654 Standard Chartered Bank 10/14/22 6,537
EUR 55,000 USD 56,369 Natwest Markets plc 10/14/22 143
EUR 67,000 USD 68,336 Standard Chartered Bank 10/14/22 504
GBP 303,000 USD 361,108 Natwest Markets plc 10/14/22 8,535
GBP 13,000 USD 15,503 Standard Chartered Bank 10/14/22 357
KRW 95,040,000 USD 72,406 Standard Chartered Bank 10/14/22 583
NZD 809,000 USD 495,677 Natwest Markets plc 10/14/22 12,869
NZD 43,000 USD 26,889 Standard Chartered Bank 10/14/22 141
USD 152,095 HKD 1,191,000 Natwest Markets plc 10/14/22 78
USD 23,889 HKD 187,000 Standard Chartered Bank 10/14/22 21
47,248
EUR 25,000 USD 25,788 Natwest Markets plc 10/14/22 (101)
USD 181,564 AUD 268,000 Standard Chartered Bank 10/14/22 (5,894)
USD 1,126,642 EUR 1,100,000 Natwest Markets plc 10/14/22 (3,598)
USD 42,852 EUR 42,000 Standard Chartered Bank 10/14/22 (303)
USD 19,741 JPY 2,675,000 Natwest Markets plc 10/14/22 (440)
USD 4,824 JPY 650,000 Standard Chartered Bank 10/14/22 (80)
USD 1,706,313 KRW 2,235,184,498 HSBC Bank plc 10/25/22 (10,626)
(21,042)
$ 26,206

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(continued)
July 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $21,817 of net dividends and financing fees.
(e)
Amount includes $(1,416) of net dividends and financing fees.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index .......... Citibank NA 11,018 09/16/22 USD 4,100.00 USD 45,508 $ 1,476,963
Put
S&P 500 Index .......... Citibank NA 17,559 10/21/22 USD 3,850.00 USD 72,524 1,292,342
$ 2,769,305
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index ............. Citibank NA 11,018 09/16/22 USD 4,300.00 USD 45,508 $ (475,427)
Put
S&P 500 Index ............. Citibank NA 17,559 10/21/22 USD 3,650.00 USD 72,524 (750,647)
$ (1,226,074)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 2,002,211 $ 86,393
(c)
$ 2,066,787 0.2%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 477,920 3,129
(e)
482,465 0.0
$ 89,522 $ 2,549,252
(b) (d)
Range: 80-95 basis points 60-60 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Saudi Arabia
Al Rajhi Bank ............ 25,430 $ 612,739 29.6%
Saudi Telecom Co. ........ 24,588 661,137 32.0
1,273,876
Vietnam
Vietnam Dairy Products JSC .. 254,000 792,911 38.4
Total Reference Entity — Long ............ 2,066,787
Net Value of Reference Entity — HSBC Bank plc $ 2,066,787
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Hong Kong
Prudential plc ............ 39,094 $ 482,201 99.9%
Russia
X5 Retail Group NV, GDR ... 26,438 264 0.1
Total Reference Entity — Long ............ 482,465
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 482,465
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
OTC Swaps ..................................................... $ — $ — $ 89,522 $ — $ —
Options Written ................................................... N/A N/A 150,129 (142,683) (1,226,074)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 10,562,217 $ 1,101,661 $ 3,184,782 $ — $ 14,848,660
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 47,248 — — 47,248
Options purchased
Investments at value — unaffiliated
(b)
........... — — 2,769,305 — — — 2,769,305
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 89,522 — — — 89,522
$ — $ — $ 13,421,044 $ 1,148,909 $ 3,184,782 $ — $ 17,754,735
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 30,551 — 30,551
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 21,042 — — 21,042
Options written
Options written at value ..................... — — 1,226,074 — — — 1,226,074
$ — $ — $ 1,226,074 $ 21,042 $ 30,551 $ — $ 1,277,667
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(continued)
July 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended July 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (24,581,313) $ 4,725,035 $ (16,540,594) $ — $ (36,396,872)
Forward foreign currency exchange contracts .... — — — (112,640) — — (112,640)
Options purchased
(a)
.................... — — 719,828 — — — 719,828
Options written ........................ — — 493,039 — — — 493,039
Swaps .............................. — 10,950 (1,145,193) — — — (1,134,243)
$ — $ 10,950 $ (24,513,639) $ 4,612,395 $ (16,540,594) $ — $ (36,430,888)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 11,708,288 $ 603,350 $ 2,300,090 $ — $ 14,611,728
Forward foreign currency exchange contracts .... — — — 24,242 — — 24,242
Options purchased
(b)
.................... — — 633,618 — — — 633,618
Options written ........................ — — 7,446 — — — 7,446
Swaps .............................. — (25,047) 74,298 — — — 49,251
$ — $ (25,047) $ 12,423,650 $ 627,592 $ 2,300,090 $ — $ 15,326,285
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 448,984,041
Average notional value of contracts — short ................................................................................. $ 42,244,161
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 2,595,023
Average amounts sold — in USD ........................................................................................ $ 3,847,825
Options
Average value of option contracts purchased ................................................................................ $ 692,326
Average value of option contracts written ................................................................................... $ 306,519
Credit default swaps
Average notional value — sell protection ................................................................................... $ 348,000
Total return swaps
Average notional value ............................................................................................... $ 476,971
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 3,488,171 $ 466,550
Forward foreign currency exchange contracts ................................................................. 47,248 21,042
Options
(a)
......................................................................................... 2,769,305 1,226,074
Swaps — OTC
(b)
.................................................................................... 89,522 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 6,394,246 $ 1,713,666
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(3,488,171) (466,550)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,906,075 $ 1,247,116
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2022
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Citibank NA .................................... $ 2,769,305 $ (1,226,074) $ — $ (350,000) $ 1,193,231
HSBC Bank plc .................................. 86,393 (10,626) — — 75,767
JPMorgan Chase Bank NA .......................... 3,129 — — — 3,129
Natwest Markets plc .............................. 38,258 (4,139) — — 34,119
Standard Chartered Bank ........................... 8,990 (6,277) — — 2,713
$ 2,906,075 $ (1,247,116) $ — $ (350,000) $ 1,308,959
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Citibank NA .................................... $ 1,226,074 $ (1,226,074) $ — $ — $ —
HSBC Bank plc .................................. 10,626 (10,626) — — —
Natwest Markets plc .............................. 4,139 (4,139) — — —
Standard Chartered Bank ........................... 6,277 (6,277) — — —
$ 1,247,116 $ (1,247,116) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(continued)
July 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 62,623,091 $ — $ 62,623,091
Common Stocks
Aerospace & Defense .................................... 1,811,916 1,270,852 — 3,082,768
Air Freight & Logistics .................................... 459,187 — — 459,187
Airlines .............................................. 786,810 809,514 — 1,596,324
Auto Components ...................................... 524,456 — — 524,456
Automobiles .......................................... 1,093,964 588,445 — 1,682,409
Banks ............................................... 9,234,756 9,787,288 105 19,022,149
Beverages ........................................... 695,494 2,951,696 — 3,647,190
Biotechnology ......................................... 1,601,141 — — 1,601,141
Capital Markets ........................................ 2,890,726 — — 2,890,726
Chemicals ............................................ 1,314,404 1,391,632 — 2,706,036
Communications Equipment ................................ 1,036,525 767,821 — 1,804,346
Construction & Engineering ................................ — 377,327 — 377,327
Construction Materials .................................... — 648,896 — 648,896
Consumer Finance ...................................... 2,449,632 — — 2,449,632
Containers & Packaging .................................. 1,007,869 — — 1,007,869
Diversified Financial Services ............................... 1,720,656 — — 1,720,656
Diversified Telecommunication Services ........................ 3,114,287 7,241,778 — 10,356,065
Electric Utilities ........................................ 8,382,055 3,139,120 — 11,521,175
Electrical Equipment ..................................... — 1,522,727 — 1,522,727
Electronic Equipment, Instruments & Components ................. 1,668,950 474,274 — 2,143,224
Energy Equipment & Services .............................. 1,031,865 — — 1,031,865
Equity Real Estate Investment Trusts (REITs) .................... 68,095,316 15,099,627 — 83,194,943
Food & Staples Retailing .................................. 3,072,955 — 214 3,073,169
Food Products ......................................... 520,566 1,344,132 — 1,864,698
Gas Utilities ........................................... 512,508 1,794,874 — 2,307,382
Health Care Equipment & Supplies ........................... 3,712,041 — — 3,712,041
Health Care Providers & Services ............................ 6,123,088 — — 6,123,088
Hotels, Restaurants & Leisure .............................. 723,149 666,133 — 1,389,282
Household Durables ..................................... 588,920 1,628,990 — 2,217,910
Household Products ..................................... 676,083 2,338,296 — 3,014,379
Industrial Conglomerates .................................. — 247,628 — 247,628
Insurance ............................................ 5,679,173 4,568,504 — 10,247,677
Interactive Media & Services ............................... — 479,245 — 479,245
Internet & Direct Marketing Retail ............................ 700,035 1,529,705 — 2,229,740
IT Services ........................................... 7,579,999 6,194,482 — 13,774,481
Life Sciences Tools & Services .............................. — 744,754 — 744,754
Machinery ............................................ 1,599,905 3,592,548 — 5,192,453
Media ............................................... 1,870,897 305,457 — 2,176,354
Metals & Mining ........................................ 329,093 1,652,726 — 1,981,819
Multiline Retail ......................................... 453,633 — 1,499 455,132
Multi-Utilities .......................................... 5,978,858 150,639 — 6,129,497
Oil, Gas & Consumable Fuels ............................... 7,532,304 3,921,221 7 11,453,532
Personal Products ...................................... 2,369,372 465,983 — 2,835,355
Pharmaceuticals ....................................... 138,209 10,864,627 — 11,002,836
Professional Services .................................... 543,239 1,609,393 — 2,152,632
Real Estate Management & Development ....................... — 11,526,324 — 11,526,324
Road & Rail ........................................... 1,905,573 187,327 — 2,092,900
Semiconductors & Semiconductor Equipment .................... 740,356 7,469,457 — 8,209,813
Software ............................................. 5,246,967 — — 5,246,967
Specialty Retail ........................................ 691,523 1,724,471 — 2,415,994
Technology Hardware, Storage & Peripherals .................... — 265,692 — 265,692
Textiles, Apparel & Luxury Goods ............................ 496,109 3,553,056 — 4,049,165
Thrifts & Mortgage Finance ................................ — 712,257 — 712,257

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2022
Level 1 Level 2 Level 3 Total
Tobacco ............................................. $ 2,095,491 $ 562,677 $ — $ 2,658,168
Trading Companies & Distributors ............................ — 1,530,719 — 1,530,719
Transportation Infrastructure ............................... 930,356 7,576,729 — 8,507,085
Water Utilities ......................................... 117,046 439,943 — 556,989
Wireless Telecommunication Services ......................... 589,367 1,686,091 — 2,275,458
Corporate Bonds
Aerospace & Defense .................................... — 9,859,913 — 9,859,913
Airlines .............................................. — 6,686,735 — 6,686,735
Auto Components ...................................... — 7,430,850 — 7,430,850
Automobiles .......................................... — 501,160 — 501,160
Banks ............................................... — 15,773,871 — 15,773,871
Beverages ........................................... — 33,089 — 33,089
Building Products ....................................... — 1,962,047 — 1,962,047
Capital Markets ........................................ — 5,510,190 — 5,510,190
Chemicals ............................................ — 9,427,271 — 9,427,271
Commercial Services & Supplies ............................. — 14,159,006 — 14,159,006
Communications Equipment ................................ — 3,095,132 — 3,095,132
Construction & Engineering ................................ — 1,165,200 — 1,165,200
Consumer Finance ...................................... — 7,260,617 — 7,260,617
Containers & Packaging .................................. — 8,204,544 — 8,204,544
Distributors ........................................... — 116,879 — 116,879
Diversified Consumer Services .............................. — 1,923,708 — 1,923,708
Diversified Financial Services ............................... — 4,250,122 — 4,250,122
Diversified Telecommunication Services ........................ — 20,964,680 — 20,964,680
Electric Utilities ........................................ — 4,872,599 — 4,872,599
Electrical Equipment ..................................... — 690,300 — 690,300
Electronic Equipment, Instruments & Components ................. — 769,620 — 769,620
Energy Equipment & Services .............................. — 3,869,949 — 3,869,949
Entertainment ......................................... — 3,239,435 — 3,239,435
Equity Real Estate Investment Trusts (REITs) .................... — 4,052,383 — 4,052,383
Food & Staples Retailing .................................. — 1,737,785 — 1,737,785
Food Products ......................................... — 3,551,522 — 3,551,522
Gas Utilities ........................................... — 71,970 — 71,970
Health Care Equipment & Supplies ........................... — 2,862,640 — 2,862,640
Health Care Providers & Services ............................ — 7,528,080 — 7,528,080
Hotels, Restaurants & Leisure .............................. — 16,483,523 163,725 16,647,248
Household Durables ..................................... — 1,822,876 — 1,822,876
Household Products ..................................... — 394,283 — 394,283
Independent Power and Renewable Electricity Producers ............ — 1,121,078 — 1,121,078
Insurance ............................................ — 12,994,507 — 12,994,507
Interactive Media & Services ............................... — 130,657 — 130,657
Internet & Direct Marketing Retail ............................ — 170,725 — 170,725
IT Services ........................................... — 2,921,395 — 2,921,395
Leisure Products ....................................... — 332,877 — 332,877
Life Sciences Tools & Services .............................. — 109,192 — 109,192
Machinery ............................................ — 4,530,122 — 4,530,122
Marine .............................................. — 210,493 — 210,493
Media ............................................... — 20,544,725 — 20,544,725
Metals & Mining ........................................ — 10,833,927 — 10,833,927
Mortgage Real Estate Investment Trusts (REITs) .................. — 65,995 — 65,995
Multiline Retail ......................................... — 409,055 — 409,055
Multi-Utilities .......................................... — 718,896 — 718,896
Oil, Gas & Consumable Fuels ............................... — 31,332,400 — 31,332,400
Paper & Forest Products .................................. — 502,649 — 502,649
Pharmaceuticals ....................................... — 2,317,674 — 2,317,674
Professional Services .................................... — 964,104 — 964,104
Real Estate Management & Development ....................... — 6,252,039 — 6,252,039
Road & Rail ........................................... — 4,215,215 — 4,215,215
Semiconductors & Semiconductor Equipment .................... — 577,623 — 577,623
Software ............................................. — 7,840,407 — 7,840,407
Specialty Retail ........................................ — 8,537,704 — 8,537,704
Textiles, Apparel & Luxury Goods ............................ — 205,673 — 205,673
Thrifts & Mortgage Finance ................................ — 1,071,224 — 1,071,224
Trading Companies & Distributors ............................ — 1,246,488 — 1,246,488
Transportation Infrastructure ............................... — 348,653 — 348,653
Wireless Telecommunication Services ......................... — 6,424,532 — 6,424,532

2022
BlackRock Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(continued)
July 31, 2022
Level 1 Level 2 Level 3 Total
Equity-Linked Notes ...................................... $ — $ 201,388,641 $ — $ 201,388,641
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,639,229 — 2,639,229
Airlines .............................................. — 2,459,266 — 2,459,266
Auto Components ...................................... — 759,139 — 759,139
Automobiles .......................................... — 301,828 — 301,828
Beverages ........................................... — 820,467 — 820,467
Building Products ....................................... — 1,178,099 143,250 1,321,349
Capital Markets ........................................ — 1,548,900 639,154 2,188,054
Chemicals ............................................ — 3,179,319 — 3,179,319
Commercial Services & Supplies ............................. — 3,354,782 — 3,354,782
Communications Equipment ................................ — 423,430 — 423,430
Construction & Engineering ................................ — 957,114 — 957,114
Construction Materials .................................... — 842,911 — 842,911
Containers & Packaging .................................. — 1,470,621 — 1,470,621
Distributors ........................................... — 130,692 — 130,692
Diversified Consumer Services .............................. — 2,235,506 541,640 2,777,146
Diversified Financial Services ............................... — 2,713,898 106,608 2,820,506
Diversified Telecommunication Services ........................ — 3,907,958 — 3,907,958
Electric Utilities ........................................ — 146,362 — 146,362
Electrical Equipment ..................................... — 104,298 297,664 401,962
Electronic Equipment, Instruments & Components ................. — 225,233 — 225,233
Entertainment ......................................... — 2,905,466 — 2,905,466
Equity Real Estate Investment Trusts (REITs) .................... — 104,811 — 104,811
Food & Staples Retailing .................................. — 492,685 — 492,685
Food Products ......................................... — 2,919,057 — 2,919,057
Health Care Equipment & Supplies ........................... — 1,719,524 — 1,719,524
Health Care Providers & Services ............................ — 2,314,401 — 2,314,401
Health Care Technology .................................. — 1,688,574 — 1,688,574
Hotels, Restaurants & Leisure .............................. — 4,338,085 — 4,338,085
Household Durables ..................................... — 988,920 — 988,920
Household Products ..................................... — 410,482 — 410,482
Independent Power and Renewable Electricity Producers ............ — 268,663 — 268,663
Insurance ............................................ — 3,434,398 — 3,434,398
Interactive Media & Services ............................... — 2,137,069 — 2,137,069
Internet & Direct Marketing Retail ............................ — 659,072 36,095 695,167
IT Services ........................................... — 2,862,759 270,268 3,133,027
Leisure Products ....................................... — 183,452 — 183,452
Life Sciences Tools & Services .............................. — 2,643,138 — 2,643,138
Machinery ............................................ — 4,006,140 — 4,006,140
Media ............................................... — 3,603,364 705,680 4,309,044
Metals & Mining ........................................ — 613,851 — 613,851
Multiline Retail ......................................... — 211,145 — 211,145
Oil, Gas & Consumable Fuels ............................... — 1,776,584 — 1,776,584
Personal Products ...................................... — 809,275 — 809,275
Pharmaceuticals ....................................... — 1,581,985 503,798 2,085,783
Professional Services .................................... — 3,413,066 — 3,413,066
Real Estate Management & Development ....................... — 435,729 — 435,729
Road & Rail ........................................... — 1,261,193 — 1,261,193
Semiconductors & Semiconductor Equipment .................... — 88,506 — 88,506
Software ............................................. — 10,396,360 — 10,396,360
Specialty Retail ........................................ — 1,724,696 — 1,724,696
Technology Hardware, Storage & Peripherals .................... — 142,809 — 142,809
Textiles, Apparel & Luxury Goods ............................ — 254,000 — 254,000
Trading Companies & Distributors ............................ — 1,737,819 335,257 2,073,076
Transportation Infrastructure ............................... — 222,080 — 222,080
Wireless Telecommunication Services ......................... — 701,121 — 701,121
Foreign Agency Obligations ................................. — 4,896,353 — 4,896,353
Foreign Government Obligations .............................. — 22,552,085 — 22,552,085
Investment Companies .................................... 70,415,211 — — 70,415,211
Non-Agency Mortgage-Backed Securities ........................ — 36,815,498 4,946,199 41,761,697
Preferred Securities
Banks ............................................... 631,750 11,181,187 — 11,812,937
Capital Markets ........................................ — 6,805,315 — 6,805,315
Commercial Services & Supplies ............................. — 672,817 — 672,817
Consumer Finance ...................................... 671,715 4,676,755 — 5,348,470

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Diversified Financial Services ............................... $ — $ 1,403,621 $ — $ 1,403,621
Electric Utilities ........................................ — 2,046,443 — 2,046,443
Independent Power and Renewable Electricity Producers ............ — 207,377 — 207,377
Insurance ............................................ — 1,841,276 — 1,841,276
Oil, Gas & Consumable Fuels ............................... 580,054 3,494,635 — 4,074,689
Technology Hardware, Storage & Peripherals .................... — 2,642,122 — 2,642,122
U.S. Government Sponsored Agency Securities .................... — 624,047 — 624,047
Warrants .............................................. 1,737 — — 1,737
Short-Term Securities
Money Market Funds ...................................... 160,830,175 — — 160,830,175
Options Purchased
Equity contracts .......................................... — 2,769,305 — 2,769,305
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (428) — (428)
$ 405,567,466 $ 883,696,556 $ 8,691,163 $ 1,297,955,185
Investments valued at NAV
(b)
...................................... 87,318,414
$ —
$ 1,385,273,599
$ —
Derivative Financial Instruments
(c)
Assets
Equity contracts ........................................... $ 10,562,217 $ 89,522 $ — $ 10,651,739
Foreign currency exchange contracts ............................ 1,101,661 47,248 — 1,148,909
Interest rate contracts ....................................... 3,184,782 — — 3,184,782
Liabilities
Equity contracts ........................................... — (1,226,074) — (1,226,074)
Foreign currency exchange contracts ............................ — (21,042) — (21,042)
Interest rate contracts ....................................... (30,551) — — (30,551)
$ 14,818,109 $ (1,110,346) $ — $ 13,707,763
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class A, (LIBOR USD 3
Month + 1.10%), 3.61%, 04/15/34 ... USD 15,000 $ 14,501,619
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.35%), 5.86%, 04/15/34 ... 1,000 940,642
Accredited Mortgage Loan Trust, Series
2004-4, Class M2, (LIBOR USD 1 Month +
1.58%), 3.83%, 01/25/35
(a)
.......... 657 618,783
AGL CLO 17 Ltd.
(a)(b)
Series 2022-17A, Class C, (3 Month CME
Term SOFR + 2.10%), 4.57%, 01/21/35 1,500 1,402,687
Series 2022-17A, Class E, (3 Month CME
Term SOFR + 6.35%), 8.82%, 01/21/35 1,000 874,772
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 4.66%,
01/15/33
(a)(b)
.................... 2,000 1,897,754
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(LIBOR USD 3 Month + 1.16%), 3.87%,
07/20/34
(a)(b)
.................... 4,000 3,873,705
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 4.76%, 04/20/32 ... 2,500 2,352,812
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.81%, 04/20/32 ... 1,000 903,663
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.51%, 04/15/34 ... 4,000 3,710,059
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 5.51%, 04/15/34 ... 3,100 2,804,407
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 4.46%, 07/20/34 ... 14,000 13,142,774
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 4.71%, 07/20/34 ... 5,000 4,597,259
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 5.76%, 07/20/34 ... 2,500 2,266,959
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 9.21%, 07/20/34 ... 2,325 1,968,032
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.75%), 4.53%, 01/25/35 ... 5,000 4,674,674
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.05%), 4.83%, 01/25/35 ... 3,000 2,787,416
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 5.88%, 01/25/35 ... 1,000 905,928
AIG CLO Ltd., Series 2019-2A, Class AR,
(LIBOR USD 3 Month + 1.10%), 3.88%,
10/25/33
(a)(b)
.................... 7,300 7,113,159
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (LIBOR USD 3
Month + 1.60%), 4.34%, 10/17/34 ... 1,500 1,406,382
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 4.74%, 10/17/34 ... 3,000 2,820,442
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 5.79%, 10/17/34 ... 4,500 4,196,977
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 4.66%, 07/22/32 ... 7,500 7,066,411
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 5.66%, 07/22/32 ... 3,500 3,267,408
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (LIBOR USD 3 Month + 2.00%), 4.74%,
10/17/34
(a)(b)
.................... 4,500 4,210,605
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 4.69%,
10/17/34
(a)(b)
.................... 1,500 1,403,984
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AIMCO CLO Ltd., Series 2020-12A, Class
BR, (3 Month CME Term SOFR + 1.70%),
4.18%, 01/17/32
(a)(b)
............... USD 10,000 $ 9,541,573
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
5 4,950
Series 2018-F, Class C, 0.00%, 11/25/58 . 77 50,748
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 4.88%,
10/21/28
(a)(b)
.................... 1,300 1,260,123
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 4.24%,
01/17/31
(a)(b)
.................... 1,000 950,916
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 4.16%,
06/13/31
(a)(b)
.................... 1,000 945,459
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
4.13%, 01/19/33
(a)(b)
............... 2,000 1,970,018
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 4.36%, 10/15/29
(a)(b)
3,500 3,349,468
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 2.54%,
11/02/30
(a)(b)
.................... 1,750 1,724,927
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,774,095
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,932,176
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 7,211,962
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,704,071
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (LIBOR USD 3 Month +
2.30%), 5.06%, 07/22/32
(a)(b)
......... 700 671,201
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (LIBOR USD 3 Month +
1.20%), 3.91%, 07/20/34
(a)(b)
......... 7,000 6,784,690
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (LIBOR USD 3 Month +
1.15%), 3.66%, 04/15/34
(a)(b)
......... 1,000 965,539
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (LIBOR USD 3
Month + 1.20%), 3.91%, 01/20/35 ... 1,300 1,257,838
Series 2021-20A, Class B, (LIBOR USD 3
Month + 1.80%), 4.51%, 01/20/35 ... 1,500 1,419,771
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 4.29%, 01/28/31 ... 3,400 3,263,034
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 4.64%, 01/28/31 ... 1,250 1,190,321
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 4.64%, 01/28/31 ... 600 571,660
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 5.39%, 01/28/31 ... 2,250 2,047,165
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 4.36%, 01/15/30
(a)(b)
......... 1,850 1,790,644
Anchorage Capital CLO 9 Ltd.
(a)(b)
Series 2016-9A, Class BR2, (LIBOR USD 3
Month + 1.75%), 4.26%, 07/15/32 ... 1,000 941,775
Series 2016-9A, Class ER2, (LIBOR USD 3
Month + 6.82%), 9.33%, 07/15/32 ... 825 719,954

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-1RA, Class E, (LIBOR USD 3
Month + 5.50%), 7.96%, 04/13/31 ... USD 1,500 $ 1,286,310
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 3.71%, 10/15/31 ... 7,650 7,501,237
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 4.26%, 10/15/31 ... 3,000 2,816,313
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 5.66%, 10/15/31 ... 1,500 1,397,680
Series 2022-25A, Class C, (3 Month CME
Term SOFR + 2.35%), 4.83%, 04/20/35 5,000 4,718,063
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 6.45%, 04/15/34
(a)(c)
......... EUR 499 412,172
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.86%, 04/25/34
(a)(c)
............... 300 242,724
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 3.59%,
04/15/31
(a)(b)
.................... USD 2,400 2,354,461
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 4.56%, 04/20/31 .. 7,000 6,610,046
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 5.41%, 04/20/31 .. 2,000 1,855,554
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 4.69%,
07/16/31
(a)(b)
.................... 1,750 1,666,650
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 5.66%,
04/20/31
(a)(b)
.................... 1,000 942,319
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 4.33%, 07/25/30 ... 1,000 952,523
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 4.68%, 07/25/30 ... 1,000 941,605
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 3.88%,
10/20/31
(a)(b)
.................... 4,500 4,410,820
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 5.11%,
01/20/33
(a)(b)
.................... 1,000 959,187
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (LIBOR USD 3 Month + 1.15%),
3.86%, 01/20/35
(a)(b)
............... 14,000 13,546,123
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)(c)
............... EUR 219 183,108
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 4.11%,
01/15/32
(a)(b)
.................... USD 6,000 5,736,434
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 5.43%, 04/24/31 ... 4,500 4,364,414
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 6.53%, 04/24/31 ... 3,000 2,882,451
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(LIBOR USD 3 Month + 1.70%), 4.21%,
07/15/34
(a)(b)
.................... 1,000 944,989
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (LIBOR USD 3 Month + 1.15%), 3.86%,
10/20/34
(a)(b)
.................... 7,500 7,255,981
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 4,500 2,232,900
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 4.51%,
07/20/30
(a)(b)
.................... USD 1,000 $ 941,345
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
2.81%, 05/24/30
(a)(b)
............... 1,000 967,020
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 5.84%,
04/17/33
(a)(b)
.................... 7,250 6,660,542
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 3.68%, 10/15/30 ... 3,000 2,958,541
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 4.01%, 10/15/30 ... 1,500 1,425,203
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 4.31%, 10/15/30 ... 1,017 964,603
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 3.91%, 07/15/30 ... 1,500 1,454,736
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 4.41%, 07/15/30 ... 1,000 949,628
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 3.10%, 11/27/31
(a)(b)
......... 5,500 5,283,483
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 3.87%, 07/26/31
(a)(b)
......... 2,000 1,959,340
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 3.96%, 10/24/31
(a)(b)
......... 1,700 1,662,477
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 16,675
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 4.69%, 08/23/30
(a)(b)
1,000 952,007
Atrium XV
(a)(b)
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 4.53%, 01/23/31 ........ 1,000 951,331
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 5.78%, 01/23/31 ........ 500 470,303
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)(c)
.................... EUR 200 156,884
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(c)
.................... 670 543,557
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.10%), 4.84%, 10/17/32 ... USD 1,250 1,185,818
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.89%, 10/17/32 ... 1,000 931,395
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.16%), 3.94%, 07/24/34 ... 6,750 6,533,971
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.10%), 4.86%, 01/22/35 ... 2,250 2,108,136
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.85%), 2.75%, 04/18/35 5,000 4,706,725
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 3.10%, 04/18/35 7,000 6,555,340
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 4.10%, 04/18/35 2,500 2,264,508
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.95%), 4.66%, 10/20/31 ... 4,500 4,269,213
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.95%), 5.66%, 10/20/31 ... 2,000 1,881,609

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 4.66%,
10/22/32
(a)(b)
.................... USD 3,250 $ 3,062,070
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 4.81%,
03/09/34
(a)(b)
.................... 1,000 927,542
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (LIBOR USD 3 Month + 3.45%), 5.96%,
10/15/36
(a)(b)
.................... 2,000 1,798,874
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
4.83%, 01/25/35
(a)(b)
............... 2,000 1,858,417
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 4.51%, 04/15/34 ... 3,000 2,779,408
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 5.76%, 04/15/34 ... 3,000 2,692,862
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (LIBOR USD 3 Month + 1.12%), 3.83%,
12/19/32
(a)(b)
.................... 5,000 4,856,983
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 6.04%,
07/22/34
(a)(c)
.................... EUR 200 157,769
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 3.50%, 01/25/35 ... USD 550 544,805
Series 2006-HE7, Class 1A2, (LIBOR USD
1 Month + 0.34%), 2.60%, 09/25/36 .. 605 583,843
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 2.40%, 03/25/37 .. 2,314 2,159,053
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 2.40%, 03/25/37 .. 2,934 2,727,138
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 2.40%, 04/25/37 ... 3,877 5,288,434
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 3.98%, 04/25/34
(a)
.... 2,096 2,028,948
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 3.81%, 01/20/31
(a)(b)
... 1,500 1,469,745
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 3.86%, 01/15/33 ... 7,000 6,886,545
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 4.51%, 01/15/33 ... 4,250 4,044,259
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 3.89%, 07/18/31 ... 2,200 2,158,407
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 4.44%, 07/18/31 ... 1,000 952,580
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.78%,
07/20/31
(a)(c)
.................... EUR 550 442,696
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(a)(c)
.................... 700 538,462
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (LIBOR USD 3
Month + 2.20%), 4.03%, 06/15/31 ... USD 2,000 1,916,011
Series 2021-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 4.54%, 01/19/35 ... 7,500 6,897,416
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.25%), 4.99%, 01/19/35 ... 5,000 4,694,129
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(c)
............... EUR 300 $ 237,453
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
3.94%, 10/22/30
(a)(b)
............... USD 980 968,557
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(a)(c)
............... EUR 700 555,665
Boyce Park CLO Ltd.
(a)(b)
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.10%), 2.65%, 04/21/35 USD 1,500 1,396,090
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.25%), 6.80%, 04/21/35 1,000 866,907
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (LIBOR USD 3 Month + 1.75%),
4.46%, 07/20/34
(a)(b)
............... 5,000 4,730,317
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 4.39%, 07/18/34 ... 9,000 8,415,306
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.74%, 07/18/34 ... 2,500 2,322,738
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 4.41%, 07/15/31 ... 1,500 1,424,880
Series 2016-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 4.26%, 10/15/31 ... 1,250 1,181,803
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.51%, 07/15/30 ... 5,000 4,792,252
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 2.73%, 04/15/35 2,000 1,873,630
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 4.41%, 07/15/31 ... 1,000 946,750
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 4.56%, 07/15/34 ... 1,000 934,764
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.66%, 07/15/34 ... 1,000 912,488
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 5.01%, 01/15/34 ... 1,000 951,243
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(c)
.................... EUR 300 239,751
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 3.14%,
04/30/31
(a)(b)
.................... USD 1,000 947,070
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 4.31%, 04/20/31 ... 2,700 2,551,312
Series 2019-3A, Class A2R, (LIBOR USD 3
Month + 1.70%), 4.41%, 10/20/32 ... 5,000 4,743,400
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 2.30%), 5.01%, 10/20/32 ... 4,000 3,825,685
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 2.51%, 04/25/36
(a)
.......... 2,876 2,487,214
CarVal CLO I Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 5.63%,
07/16/31
(a)(b)
.................... 1,995 1,878,130
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.95%), 4.66%,
07/20/32
(a)(b)
.................... 7,000 6,642,276
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 4.46%, 07/20/34 ... 6,500 6,121,049

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 5.96%, 07/20/34 ... USD 5,000 $ 4,598,135
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.20%), 4.71%, 10/15/34 ... 2,000 1,893,354
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 5.76%, 10/15/34 ... 3,000 2,756,787
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 6.41%,
04/20/29
(a)(b)
.................... 1,000 925,473
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 3.96%, 07/20/30 ... 1,000 989,335
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 4.14%, 01/20/34 ... 4,000 3,884,895
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
4.43%, 07/23/34
(a)(b)
............... 5,000 4,719,080
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 2,074,540
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
3.84%, 07/17/31
(a)(b)
............... 1,750 1,715,956
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (LIBOR USD 3 Month + 3.31%),
6.02%, 04/20/34
(a)(b)
............... 1,950 1,843,769
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(c)
............... EUR 200 160,528
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 4.07%, 04/27/31 .. USD 1,700 1,642,026
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 5.57%, 04/27/31 ... 1,000 938,270
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 4.68%, 04/24/30 ... 500 480,384
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 5.11%, 10/22/31 ... 1,000 957,433
Series 2015-1A, Class CRR, (LIBOR USD 3
Month + 1.90%), 4.66%, 01/22/31 ... 1,000 952,673
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 3.93%, 07/20/30 ... 3,500 3,452,622
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 4.59%, 11/16/30 ... 500 471,250
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 4.14%, 04/18/31 ... 1,000 944,575
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 3.89%, 10/17/31 ... 2,700 2,654,414
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 4.84%, 10/17/31 ... 2,000 1,919,080
Series 2019-5A, Class A2RS, (LIBOR USD
3 Month + 1.75%), 4.26%, 01/15/35 .. 1,200 1,126,138
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 4.07%, 01/16/33 ... 8,500 8,299,899
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 6.69%, 01/16/33 ... 1,150 1,090,973
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 4.58%, 04/25/33 ... 9,000 8,476,444
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 5.51%, 07/15/36 ... 1,500 1,388,120
Series 2021-6A, Class A, (LIBOR USD 3
Month + 1.14%), 3.65%, 10/15/34 ... 600 582,323
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 2.72%, 08/25/36
(a)
.... 2,853 2,483,959
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 3.91%, 10/20/30 ... USD 7,000 $ 6,889,685
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 4.31%, 10/20/30 ... 3,000 2,861,985
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 459 465,034
Series 1997-7, Class M1, 7.03%, 07/15/28 2,115 2,002,955
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.15%,
01/24/34
(a)(c)
.................... EUR 472 371,712
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 2.60%, 07/25/37
(a)(b)
USD 1,316 921,815
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)(c)
............... EUR 100 78,326
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 3.89%,
10/20/30
(a)(b)
.................... USD 1,000 983,920
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
4.79%, 07/18/30
(a)(b)
............... 2,000 1,910,458
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
4.76%, 07/15/30
(a)(b)
............... 1,000 962,820
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (LIBOR USD 3 Month + 1.75%), 4.49%,
01/17/32
(a)(b)
.................... 8,000 7,533,806
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 6.49%,
01/16/32
(a)(b)
.................... 1,000 939,552
Dryden CLO Ltd., Series 2020-86A, Class DR,
(LIBOR USD 3 Month + 3.20%), 5.94%,
07/17/34
(a)(b)
.................... 6,000 5,585,695
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
4.56%, 04/15/28
(a)(b)
............... 5,250 5,091,054
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 4.36%, 04/15/29
(a)(b)
......... 6,000 5,774,709
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 4.56%, 08/15/30
(a)(b)
......... 1,500 1,416,660
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 4.66%, 01/15/34 ... 3,500 3,320,958
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 4.71%, 10/15/30 ... 1,000 950,333
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 3.61%, 04/15/31 ... 2,500 2,437,473
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 4.56%, 10/15/34 ... 3,500 3,287,003
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.61%, 10/15/34 ... 3,000 2,692,311
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 4.83%,
10/25/30
(a)(b)
.................... 3,000 2,865,047
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 4.16%, 10/20/33 ... 2,500 2,415,478
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 7.11%, 10/20/33 ... 2,000 1,917,987

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 4.21%, 04/15/33 ... USD 1,250 $ 1,182,308
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 5.66%, 04/15/33 ... 5,500 5,106,898
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 4.61%,
07/20/34
(a)(b)
.................... 1,500 1,398,314
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 5.81%,
10/20/34
(a)(b)
.................... 2,000 1,861,562
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (LIBOR USD 3 Month + 2.95%), 5.66%,
10/20/34
(a)(b)
.................... 2,000 1,833,461
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 2.76%, 06/25/36 ... 1,450 1,248,746
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 2.50%, 10/25/36 ... 3,347 2,378,657
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 2.58%, 10/25/36 .. 1,963 1,400,502
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 2.41%, 12/25/36 ... 2,522 2,368,736
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 2.81%, 01/25/36 .. 6,065 5,833,209
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/17/39 .................... 6,000 5,662,996
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,871,538
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 2.39%, 05/15/30 ... 3,000 2,949,278
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 3.31%, 05/15/30 ... 1,000 958,389
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 5.27%,
11/20/33
(a)(b)
.................... 1,000 944,792
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 4.59%, 07/19/34 ... 2,000 1,870,355
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 5.64%, 07/19/34 ... 2,500 2,305,757
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,489,275
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
5.31%, 04/20/31
(a)(b)
............... 1,800 1,676,051
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 4.21%,
01/15/31
(a)(b)
.................... 500 471,533
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
2.43%, 05/16/31
(a)(b)
............... 3,000 2,934,968
Generate CLO 2 Ltd., Series 2A, Class AR,
(LIBOR USD 3 Month + 1.15%), 3.91%,
01/22/31
(a)(b)
.................... 7,660 7,531,733
Generate CLO 3 Ltd., Series 3A, Class DR,
(LIBOR USD 3 Month + 3.60%), 6.31%,
10/20/29
(a)(b)
.................... 2,000 1,895,470
Generate CLO 6 Ltd., Series 6A, Class CR,
(LIBOR USD 3 Month + 2.45%), 5.21%,
01/22/35
(a)(b)
.................... 1,000 948,186
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.37%), 4.13%,
01/22/33
(a)(b)
.................... USD 3,000 $ 2,932,606
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 4.46%, 10/20/34 ......... 8,500 7,984,438
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 4.96%, 10/20/34 ......... 3,000 2,812,192
Series 9A, Class D, (LIBOR USD 3 Month +
3.35%), 6.06%, 10/20/34 ......... 3,000 2,635,061
Series 9A, Class E, (LIBOR USD 3 Month +
6.85%), 9.56%, 10/20/34 ......... 1,000 864,303
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 3.70%,
10/15/30
(a)(b)
.................... 2,250 2,213,017
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 4.51%, 04/20/34
(a)(b)
... 9,500 8,832,234
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 4.01%, 04/20/30
(a)(b)
... 2,000 1,941,520
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.78%, 04/24/31
(a)(b)
... 1,000 944,709
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (LIBOR USD 3
Month + 2.05%), 4.76%, 10/20/32 ... 2,000 1,898,554
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.86%, 10/20/32 ... 1,000 930,664
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3 Month CME
Term SOFR + 1.80%), 4.28%, 04/20/35
(a)(b)
800 758,654
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 4.41%, 10/29/29
(a)(b)
........ 900 871,617
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 3.83%, 07/20/31 ... 3,300 3,235,173
Series 2015-10A, Class C1R, (LIBOR USD
3 Month + 2.10%), 4.81%, 07/20/31 .. 1,000 960,392
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 1.95%), 4.66%, 10/20/34 ... 3,000 2,784,059
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.00%), 5.71%, 10/20/34 ... 1,000 916,864
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 4.51%, 07/20/34
(a)(b)
......... 4,000 3,815,720
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (LIBOR USD 3 Month +
3.20%), 5.91%, 07/20/34
(a)(b)
......... 2,500 2,347,432
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (LIBOR USD 3 Month
+ 1.18%), 3.96%, 01/25/35
(a)(b)
........ 1,000 967,004
Greene King Finance plc
(a)
Series B1,  (LIBOR GBP 3 Month + 1.92%),
3.11%, 12/15/34 ............... GBP 100 99,756
Series B2,  (LIBOR GBP 3 Month + 2.20%),
3.39%, 03/15/36
(c)
.............. 100 98,642
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 5,078 3,973,982

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
4.81%, 04/15/34
(a)(b)
............... USD 1,500 $ 1,399,712
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (3 Month CME
Term SOFR + 2.71%), 5.22%, 04/15/33 3,000 2,859,506
Series 2020-3RA, Class CR, (3 Month CME
Term SOFR + 3.61%), 6.12%, 04/15/33 1,000 906,011
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 3.00%), 5.78%,
01/27/31
(a)(b)
.................... 450 403,851
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 5.01%,
01/20/30
(a)(b)
.................... 1,000 971,767
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 2.96%, 12/25/35
(a)
.. 1,025 478,269
Series 2006-4, Class 1A1, 2.95%,
03/25/36
(a)
................... 2,753 2,074,386
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 2.62%, 03/25/36
(a)
.. 3,640 1,374,422
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
................... 3,386 978,339
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 2.40%, 11/25/36 ... 6,815 3,525,261
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.48%), 2.74%, 08/25/36 ... 1,490 1,245,501
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
4.89%, 07/28/31
(a)(b)
............... 1,000 965,415
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 3.88%, 04/15/33 ... 7,500 7,334,757
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 4.51%, 04/15/33 ... 2,000 1,872,732
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (LIBOR USD 3
Month + 1.20%), 3.71%, 07/15/34 ... 7,000 6,783,230
Series 2021-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 4.36%, 07/15/34 ... 1,250 1,168,150
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
2.74%, 11/30/32
(a)(b)
............... 11,000 10,835,579
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 4.86%,
04/20/34
(a)(b)
.................... 1,750 1,645,961
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (LIBOR USD 3
Month + 1.80%), 2.06%, 01/30/35 ... 3,500 3,304,097
Series 2021-5A, Class D, (LIBOR USD 3
Month + 3.50%), 3.76%, 01/30/35 ... 3,000 2,760,727
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 4.06%, 01/20/33 ... 10,000 9,833,754
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 4.91%, 01/20/33 ... 2,500 2,391,259
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(c)
.................... EUR 235 180,417
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.39%,
04/25/34
(a)(c)
.................... 300 231,533
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd., Series
12A-18, Class B, (LIBOR USD 3 Month +
1.85%), 4.59%, 07/18/31
(a)(b)
......... USD 1,000 $ 947,056
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,785 8,615,787
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
4.66%, 07/20/30
(a)(b)
............... 1,000 951,726
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 5.41%, 07/15/34 ... 500 458,233
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 4.28%, 04/20/35 3,125 2,916,480
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.15%), 4.63%, 04/20/35 5,000 4,642,593
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 5.53%, 04/20/35 2,550 2,283,691
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(c)
.................... EUR 300 237,910
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)(c)
.................... 229 190,677
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(c)
.................... 200 164,990
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
3.26%, 01/17/38
(a)(b)
............... USD 2,791 2,769,136
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 3.06%, 07/25/36
(a)
......... 2,975 2,728,923
KKR CLO 18 Ltd., Series 18, Class CR, (LIBOR
USD 3 Month + 2.10%), 4.84%, 07/18/30
(a)(b)
8,050 7,765,776
KKR CLO 22 Ltd., Series 22A, Class D, (LIBOR
USD 3 Month + 3.10%), 5.81%, 07/20/31
(a)(b)
1,200 1,121,077
KKR CLO 23 Ltd., Series 23, Class D, (LIBOR
USD 3 Month + 3.10%), 5.81%, 10/20/31
(a)(b)
1,300 1,213,145
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3 Month CME Term
SOFR + 1.85%), 4.18%, 10/15/32 ... 4,250 4,088,279
Series 27A, Class CR, (3 Month CME Term
SOFR + 2.25%), 4.58%, 10/15/32 ... 1,450 1,382,458
KKR CLO 30 Ltd., Series 30A, Class ER,
(LIBOR USD 3 Month + 6.40%), 9.14%,
10/17/31
(a)(b)
.................... 2,000 1,806,236
KKR CLO 35 Ltd., Series 35A, Class B, (LIBOR
USD 3 Month + 1.70%), 4.41%, 10/20/34
(a)(b)
3,657 3,438,065
KKR CLO 41 Ltd., Series 2022-41A, Class
D, (3 Month CME Term SOFR + 3.25%),
3.94%, 04/15/35
(a)(b)
............... 5,250 4,909,093
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 4.36%, 07/20/30
(a)(b)
350 330,015
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 2.78%, 08/25/45 ... 1,845 1,779,784
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 2.56%, 05/25/36 ... 22,508 13,429,873
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 2.56%, 07/25/36 ... 5,950 2,492,119
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.31%), 2.57%, 08/25/36 ... 6,763 3,665,815
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 2.86%, 01/25/36 .. 1,503 1,380,261

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 6.11%,
01/15/33
(a)(b)
.................... USD 2,250 $ 2,097,024
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (LIBOR USD 3
Month + 1.90%), 4.67%, 07/27/30 ... 4,080 3,827,203
Series 2016-20A, Class DR, (LIBOR USD 3
Month + 3.00%), 5.77%, 07/27/30 ... 1,315 1,193,284
Madison Park Funding XXIX Ltd., Series
2018-29A, Class C, (LIBOR USD 3 Month +
2.20%), 4.94%, 10/18/30
(a)(b)
......... 5,450 5,237,431
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 4.01%, 07/29/30
(a)(b)
......... 3,500 3,465,566
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (LIBOR USD 3
Month + 1.80%), 4.51%, 04/20/30 ... 1,600 1,515,091
Series 2018-27A, Class C, (LIBOR USD 3
Month + 2.60%), 5.31%, 04/20/30 ... 1,000 925,225
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 4.93%, 01/23/31 ... 600 575,214
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 5.78%, 01/23/31 ... 750 706,842
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 4.13%, 10/15/32 6,000 5,773,553
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 4.53%, 10/15/32 4,750 4,526,952
Series 2019-33A, Class DR, (3 Month CME
Term SOFR + 3.10%), 5.43%, 10/15/32 2,000 1,849,805
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
4.24%, 12/18/30
(a)(b)
............... 1,500 1,385,660
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(c)
.................... EUR 100 81,860
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 2.78%, 06/25/36
(a)(b)
........ USD 2,148 1,925,628
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.55%), 4.26%, 10/20/30 ... 5,862 5,563,655
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 4.61%, 10/20/30 ... 2,000 1,905,960
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
. 616 169,964
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (LIBOR USD
3 Month + 2.15%), 4.88%, 10/21/30 .. 1,500 1,422,290
Series 2014-18A, Class CR2, (LIBOR USD
3 Month + 3.00%), 5.73%, 10/21/30 .. 1,250 1,146,246
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (LIBOR USD 3 Month +
6.50%), 9.01%, 07/15/34
(a)(b)
......... 2,600 2,302,607
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 6.01%, 04/20/34
(a)(b)
......... 1,000 932,590
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 4.39%, 10/17/30 ... 800 764,239
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 4.94%, 10/17/30 ... 1,000 954,679
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 4.49%, 10/18/30 ... USD 2,000 $ 1,896,829
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 5.39%, 10/18/30 ... 3,250 3,020,037
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 5.84%, 10/19/31
(a)(b)
... 500 465,037
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (LIBOR USD 3
Month + 1.34%), 4.08%, 01/19/33
(a)(b)
... 8,450 8,247,748
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 4.51%, 07/20/31
(a)(b)
... 1,563 1,481,999
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 4.49%, 04/16/33
(a)(b)
... 1,000 939,175
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (LIBOR USD 3
Month + 1.13%), 3.61%, 10/14/35
(a)(b)
... 10,250 9,947,915
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 5.11%, 01/15/30
(a)(b)
... 1,000 925,946
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(c)
... EUR 188 148,606
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
3.87%, 12/21/29
(a)(b)
............... USD 4,627 4,562,320
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(c)
......... EUR 100 78,640
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.19%, 07/22/34
(a)(c)
......... 200 157,263
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)(c)
............... 200 161,838
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (LIBOR USD 3
Month + 1.12%), 3.83%, 10/20/34 ... USD 4,418 4,256,341
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.95%), 4.66%, 10/20/34 ... 2,500 2,325,292
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
543 529,665
Series 1999-C, Class A2, 7.48%, 08/15/27 2,834 2,491,140
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
336 186,298
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
17 16,709
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 5.67%, 04/26/31 ... 3,100 2,847,083
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 4.00%, 10/17/30 ... 10,800 10,656,435
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 4.46%, 10/17/30 ... 7,500 7,199,246
Series 2015-10A, Class CR2, (LIBOR USD
3 Month + 2.05%), 4.82%, 01/26/34 .. 3,700 3,482,649
Series 2015-10A, Class DR2, (LIBOR USD
3 Month + 2.95%), 5.72%, 01/26/34 .. 2,000 1,864,451
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 4.04%, 10/26/30 .. 1,000 986,251

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 4.41%, 07/20/31 ... USD 1,000 $ 954,306
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 4.28%, 04/10/33 ... 2,500 2,351,116
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.71%, 07/20/32 ... 6,000 5,653,735
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.81%, 07/20/32 ... 1,500 1,389,461
Series 2020-19A, Class CR, (LIBOR USD 3
Month + 2.10%), 4.81%, 10/20/34 ... 7,500 7,008,858
Series 2020-19A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.86%, 10/20/34 ... 1,000 910,682
Series 2021-22A, Class C, (LIBOR USD 3
Month + 2.05%), 4.76%, 12/02/34 ... 4,500 4,189,350
Series 2021-22A, Class D, (LIBOR USD 3
Month + 3.10%), 5.81%, 12/02/34 ... 1,250 1,132,233
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 298 247,110
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 200 148,264
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.07%, 04/20/33 ... 400 319,315
Series 2022-5X, Class E, (EURIBOR 3
Month + 6.47%), 6.47%, 04/20/35 ... 500 402,148
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 4.11%, 07/15/30 ... USD 6,000 5,720,020
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.80%), 4.31%, 07/15/30 ... 2,250 2,105,892
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.85%), 5.36%, 07/15/30 ... 1,250 1,138,389
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 4.61%, 07/15/30
(a)(b)
......... 1,500 1,417,395
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 5.03%, 10/24/30
(a)(b)
........ 4,000 3,810,000
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 5.88%, 01/24/33
(a)(b)
......... 1,532 1,413,374
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 4.11%, 01/20/30
(a)(b)
......... 2,000 1,892,345
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 5.31%, 01/20/31
(a)(b)
......... 1,000 906,333
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (LIBOR USD 3
Month + 2.15%), 4.86%, 01/20/35 ... 3,000 2,809,424
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 6.06%, 01/20/35 ... 3,000 2,815,642
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 4.21%, 10/15/33 ... 8,500 7,986,337
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 4.66%, 10/15/33 ... 3,800 3,580,903
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.20%), 5.71%, 10/15/33 ... 4,250 3,986,497
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 2.63%, 11/18/31 ... 13,212 12,947,614
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 3.16%, 11/18/31 ... 1,500 1,430,591
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 3.66%, 11/18/31 ... USD 1,000 $ 905,000
OHA Credit Funding 11 Ltd., Series 2022-11A,
Class D, (3 Month CME Term SOFR +
3.60%), 4.70%, 07/19/33
(a)(b)
......... 1,000 933,606
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.20%), 4.93%, 04/21/34 ... 1,500 1,419,587
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.30%), 6.03%, 04/21/34 ... 1,000 946,668
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
5.86%, 07/20/34
(a)(b)
............... 1,000 934,968
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 4.38%, 02/20/34
(a)(b)
......... 5,970 5,530,720
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
5.66%, 01/20/32
(a)(b)
............... 400 376,528
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.50%), 4.23%, 01/21/30 ... 1,000 957,217
Series 2017-14A, Class C, (LIBOR USD 3
Month + 1.80%), 4.53%, 01/21/30 ... 1,500 1,424,775
OHA Credit Partners XVI, Series 2021-16A,
Class A, (LIBOR USD 3 Month + 1.15%),
3.89%, 10/18/34
(a)(b)
............... 13,500 13,110,740
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (LIBOR USD 3
Month + 3.20%), 5.94%, 01/19/37 ... 4,750 4,409,700
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.95%), 4.66%, 01/20/33 ... 2,250 2,123,385
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 4.59%, 10/17/31 ... 2,950 2,795,879
Series 2014-1A, Class A2R2, (LIBOR USD 3
Month + 1.45%), 4.19%, 01/17/31 ... 6,650 6,333,919
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 5.39%, 01/17/31 ... 2,100 1,957,372
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 4.35%, 05/21/34 ... 4,100 3,746,417
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 3.81%, 07/20/30 ... 8,000 7,857,202
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 5.46%, 07/20/30 ... 1,400 1,314,929
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 4.19%, 04/18/31 ... 10,000 9,547,567
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 4.49%, 04/18/31 ... 2,000 1,894,330
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 4.39%, 07/16/31 ... 1,000 957,247
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 2.56%, 11/14/34 ... 7,000 6,774,228
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 3.11%, 11/14/34 .... 7,000 6,605,413
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 3.41%, 11/14/34 ... 2,500 2,335,905
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 4.46%, 11/14/34 ... 3,750 3,476,871
Series 2020-3A, Class BR, (LIBOR USD 3
Month + 1.95%), 3.36%, 11/15/31 ... 2,000 1,901,520
Series 2020-3A, Class CR, (LIBOR USD 3
Month + 2.95%), 4.36%, 11/15/31 ... 1,500 1,409,087
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 4.41%, 04/20/34 ... 7,000 6,493,701

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 4.31%, 07/15/34 ... USD 2,000 $ 1,860,266
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 5.41%, 07/15/34 ... 4,000 3,664,434
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.65%), 4.16%, 01/15/35 ... 7,000 6,582,143
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 4.46%, 01/15/35 ... 5,000 4,668,824
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 5.46%, 01/15/35 ... 2,000 1,831,736
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.65%), 4.16%, 10/15/34 ... 7,250 6,821,323
Series 2021-4A, Class C, (LIBOR USD 3
Month + 1.95%), 4.46%, 10/15/34 ... 4,850 4,521,024
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 5.46%, 10/15/34 ... 6,000 5,503,286
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 2.27%, 04/20/35 1,000 941,372
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 2.52%, 04/20/35 3,500 3,276,967
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.52%, 04/20/35 3,250 2,997,705
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.35%), 6.82%, 04/20/35 2,000 1,729,783
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 3.30%, 08/23/31 ... 2,600 2,462,811
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 4.31%, 10/20/31 ... 4,700 4,429,235
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 5.26%, 05/15/32 ... 2,500 2,214,042
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 4.76%, 07/15/34 ... 6,000 5,654,553
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (LIBOR USD 3
Month + 1.75%), 4.49%, 10/18/34 ... 5,000 4,693,108
Series 2018-2A, Class CR, (LIBOR USD 3
Month + 2.25%), 4.99%, 10/18/34 ... 2,350 2,213,579
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 3.16%,
05/18/34
(a)(b)
.................... 1,000 931,529
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 4.46%,
07/20/34
(a)(b)
.................... 2,000 1,881,783
Pikes Peak CLO 9, Series 2021-9A, Class B,
(LIBOR USD 3 Month + 1.75%), 4.52%,
10/27/34
(a)(b)
.................... 7,000 6,562,984
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 4.26%, 10/15/34 ... 10,000 9,443,429
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 4.71%, 10/15/34 ... 3,500 3,302,534
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 5.81%, 10/15/34 ... 1,200 1,059,546
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 3.91%, 04/20/35 1,750 1,584,656
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (LIBOR USD 3
Month + 1.19%), 3.93%, 10/18/34 ... 6,000 5,796,156
Series 2020-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 4.39%, 10/18/34 ... 3,000 2,797,382
Series 2020-4A, Class CR, (LIBOR USD 3
Month + 2.10%), 4.84%, 10/18/34 ... 1,250 1,171,216
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... USD 3,000 $ 2,935,619
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 12,164,162
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,220,675
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,323,648
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,500 7,299,327
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 6,000 5,116,374
Series 2021-SFR7, Class F, 3.83%,
08/17/40 .................... 7,777 6,584,053
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 19,080,070
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,748,986
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... 2,000 2,027,355
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(c)
.................... EUR 300 245,019
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(c)
.................... 171 130,988
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (LIBOR USD 3
Month + 1.75%), 4.53%, 04/23/34 ... USD 3,750 3,463,189
Series 2021-10A, Class D, (LIBOR USD 3
Month + 2.75%), 5.53%, 04/23/34 ... 2,000 1,808,024
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (LIBOR USD 3
Month + 2.05%), 3.34%, 10/30/34 ... 1,375 1,287,111
Series 2021-12A, Class D, (LIBOR USD 3
Month + 3.05%), 4.34%, 10/30/34 ... 3,375 3,050,479
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (LIBOR USD 3
Month + 2.00%), 4.51%, 01/15/35 ... 3,500 3,253,129
Series 2021-14A, Class D, (LIBOR USD 3
Month + 3.00%), 5.51%, 01/15/35 ... 1,000 898,953
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 4.36%, 01/20/34 ... 7,000 6,599,568
Series 2021-15A, Class C, (LIBOR USD 3
Month + 2.05%), 4.76%, 01/20/34 ... 1,650 1,558,058
Series 2021-15A, Class D, (LIBOR USD 3
Month + 3.05%), 5.76%, 01/20/34 ... 2,900 2,645,998
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 3.59%, 10/15/31 ... 5,375 5,267,779
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 4.01%, 10/15/31 ... 5,000 4,748,051
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 3.99%, 04/15/32 ... 15,500 15,245,363
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 4.06%, 04/15/32 ... 4,000 3,793,274
Rad CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (LIBOR USD 3
Month + 1.70%), 4.48%, 07/24/32 ... 3,000 2,857,401
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 5.93%, 07/24/32 ... 3,500 3,263,420

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 3.91%,
01/15/34
(a)(b)
.................... USD 1,250 $ 1,211,882
Regata XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 3.61%, 10/15/32 ... 10,000 9,721,736
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.61%, 10/15/32 ... 1,000 930,539
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
6.21%, 01/15/29
(a)(b)
............... 4,500 4,285,760
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 4.54%, 04/17/30 ... 10,000 9,529,373
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 5.19%, 04/17/30 ... 1,000 973,076
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
4.86%, 04/20/34
(a)(b)
............... 1,000 951,943
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 4.15%, 06/20/34 ... 750 706,653
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 5.15%, 06/20/34 ... 2,000 1,862,057
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
3.99%, 10/17/30
(a)(b)
............... 3,500 3,444,219
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 4.54%,
01/17/31
(a)(b)
.................... 1,500 1,421,002
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
4.61%, 07/15/31
(a)(b)
............... 1,250 1,196,257
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
6.08%, 10/25/31
(a)(b)
............... 1,000 942,150
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 4.56%, 01/15/33 ... 6,700 6,482,316
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 6.41%, 01/15/33 ... 1,000 944,892
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
5.06%, 10/15/33
(a)(b)
............... 500 479,083
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (LIBOR USD 3
Month + 2.05%), 4.76%, 01/20/35 ... 3,000 2,814,740
Series 2021-4A, Class D, (LIBOR USD 3
Month + 3.05%), 5.76%, 01/20/35 ... 2,000 1,854,658
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 4.54%, 01/18/34 ... 1,000 927,356
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 5.99%, 01/18/34 ... 1,250 1,161,162
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(c)
.................... EUR 357 283,435
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 4.36%, 04/20/34 .. USD 3,500 3,272,784
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 4.51%, 10/20/30 ... 2,300 2,193,055
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 3.20%, 05/20/31 ... 1,000 953,646
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 3.87%, 10/20/31 ... USD 3,500 $ 3,423,585
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 4.51%, 10/20/31 ... 1,125 1,071,512
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 4.91%, 10/20/31 ... 700 671,414
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 5.81%, 10/20/31 ... 1,600 1,492,262
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 5.81%, 04/20/34 ... 1,500 1,347,897
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.48%, 08/20/32 ... 5,500 5,219,836
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 2.90%), 4.38%, 08/20/32 ... 3,500 3,268,856
Series 2020-1A, Class A, (LIBOR USD 3
Month + 1.28%), 3.99%, 01/20/32 ... 10,000 9,849,932
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 4.81%, 07/20/34 ... 2,000 1,868,659
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 5.96%, 07/20/34 ... 1,250 1,161,704
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 4.86%, 10/20/34 ... 3,000 2,817,209
Rockford Tower Europe CLO DAC, Series
2021-1X, Class E, (EURIBOR 3 Month +
5.96%), 6.01%, 04/20/34
(a)(c)
......... EUR 300 233,624
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 4.76%, 10/15/31
(a)(b)
USD 1,250 1,203,268
Signal Peak CLO 1 Ltd., Series 2014-1A,
Class BR3, (LIBOR USD 3 Month + 1.80%),
4.54%, 04/17/34
(a)(b)
............... 630 579,821
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
4.61%, 04/20/29
(a)(b)
............... 2,000 1,921,996
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (LIBOR USD 3
Month + 2.15%), 4.92%, 10/26/34 ... 5,000 4,623,765
Series 2017-4A, Class DR, (LIBOR USD 3
Month + 3.20%), 5.97%, 10/26/34 ... 2,300 1,983,257
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 2.79%, 04/30/32 ... 5,000 4,884,557
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 3.29%, 04/30/32 ... 5,000 4,709,543
Signal Peak CLO 9 Ltd.
(a)(b)
Series 2021-9A, Class B, (LIBOR USD 3
Month + 1.70%), 4.43%, 07/21/34 ... 9,500 8,867,718
Series 2021-9A, Class C, (LIBOR USD 3
Month + 2.05%), 4.78%, 07/21/34 ... 2,000 1,859,929
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 4.41%, 07/20/34 ... 3,000 2,824,914
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 4.71%, 07/20/34 ... 1,000 936,202
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 5.71%, 07/20/34 ... 4,000 3,660,054
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
3.95%, 01/20/34
(a)(b)
............... 8,500 8,263,492
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (LIBOR USD 3 Month + 2.90%),
5.61%, 04/20/34
(a)(b)
............... 1,045 958,189
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
3.95%, 10/26/31
(a)(b)
............... 6,600 6,451,864

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 4.76%,
07/15/34
(a)(b)
.................... USD 2,250 $ 2,122,170
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
4.48%, 04/25/34
(a)(b)
............... 3,350 3,137,068
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
4.06%, 01/25/32
(a)(b)
............... 1,500 1,465,725
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3 Month CME Term SOFR +
1.90%), 4.44%, 04/25/35
(a)(b)
......... 5,200 4,903,737
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.99%, 07/25/35
(a)(c)
............... EUR 300 234,262
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class A1R, (LIBOR USD 3
Month + 1.06%), 3.77%, 07/20/32 ... USD 2,000 1,943,570
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 1.95%), 4.66%, 07/20/32 ... 2,550 2,405,279
Series 2019-4A, Class ER, (LIBOR USD 3
Month + 6.25%), 8.96%, 07/20/32 ... 1,000 873,436
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 5.11%,
01/15/30
(a)(b)
.................... 1,700 1,540,611
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 2.58%, 10/25/36 ... 5,632 4,220,079
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 2.49%, 01/25/37
(b)
. 1,497 996,463
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
6.49%, 01/16/32
(a)(b)
............... 2,750 2,648,239
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (LIBOR USD 3 Month + 1.70%),
4.44%, 04/18/33
(a)(b)
............... 1,250 1,193,972
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 4.66%,
04/20/34
(a)(b)
.................... 830 773,881
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 3.29%, 11/18/30 ... 1,250 1,193,062
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 4.56%, 01/29/32 ... 4,000 3,765,625
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 5.56%, 01/29/32 ... 2,000 1,860,256
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 4.76%, 04/20/34 ... 3,500 3,264,252
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 6.11%, 04/20/34 ... 2,250 2,092,797
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 4.61%, 03/18/34 ... 1,000 928,483
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 4.88%, 07/25/34 ... 2,500 2,336,422
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 6.03%, 07/25/34 ... 5,000 4,519,116
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 4.31%, 01/20/31 ... 1,000 962,329
Series 2017-9A, Class D, (LIBOR USD 3
Month + 2.90%), 5.61%, 01/20/31 ... 1,000 942,922
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 5.89%,
07/17/31
(a)(b)
.................... USD 2,500 $ 2,338,622
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 4.01%, 01/15/34 ... 2,000 1,877,321
Series 2016-6A, Class CR2, (LIBOR USD 3
Month + 1.90%), 4.41%, 01/15/34 ... 1,650 1,541,560
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 4.21%, 04/15/33 ... 2,000 1,901,698
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 4.66%, 04/15/33 ... 6,500 6,187,157
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 5.71%, 04/15/33 ... 4,000 3,722,971
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 3.89%, 10/20/31 ... 8,545 8,387,313
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 5.76%, 10/20/31 ... 1,100 1,030,103
Series 2018-11A, Class E, (LIBOR USD 3
Month + 6.00%), 8.71%, 10/20/31 ... 1,000 879,211
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 4.61%, 07/15/34 ... 13,450 12,268,282
Series 2018-12A, Class DR, (LIBOR USD 3
Month + 3.30%), 5.81%, 07/15/34 ... 1,500 1,405,872
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (LIBOR USD 3 Month + 3.15%), 5.66%,
04/15/34
(a)(b)
.................... 2,000 1,874,446
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (LIBOR USD 3 Month + 2.20%), 4.91%,
10/20/32
(a)(b)
.................... 3,250 3,100,460
Trestles CLO III Ltd., Series 2020-3A, Class
C, (LIBOR USD 3 Month + 2.25%), 4.96%,
01/20/33
(a)(b)
.................... 1,450 1,380,375
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,688,466
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 879,028
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 4,939,437
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 3,163,809
Series 2022-SFR2, Class E, 7.51%,
07/17/40
(e)
................... 10,000 10,267,248
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 5.61%,
04/20/31
(a)(b)
.................... 1,500 1,383,376
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 4.64%, 04/18/31 ... 1,000 932,816
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 4.57%, 07/14/31 ... 500 469,745
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 3.93%, 10/18/31 ... 500 490,072
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(c)
.................... EUR 390 306,134
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 2.41%,
10/25/36
(a)
..................... USD 12,617 10,191,814

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
4.06%, 07/20/30
(a)(b)
............... USD 3,800 $ 3,670,240
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (LIBOR USD 3 Month + 1.60%), 4.11%,
07/15/34
(a)(b)
.................... 7,000 6,597,724
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
5.61%, 01/20/35
(a)(b)
............... 2,500 2,291,864
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (LIBOR USD
3 Month + 1.70%), 4.48%, 07/24/32 .. 10,415 9,932,643
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.05%), 4.83%, 07/24/32 ... 5,000 4,715,920
York CLO-1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 4.41%,
10/22/29
(a)(b)
.................... 2,100 2,021,992
Total Asset-Backed Securities — 10.9%
(Cost: $1,772,267,815) ........................... 1,668,748,406
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
Airbus SE ........................ 36,730 3,960,292
BAE Systems plc ................... 645,602 6,067,849
Huntington Ingalls Industries, Inc. ........ 28,878 6,261,905
Lockheed Martin Corp. ............... 7,259 3,003,847
MTU Aero Engines AG ............... 19,341 3,738,877
Raytheon Technologies Corp. .......... 50,410 4,698,716
27,731,486
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC ...... 259,773 758,376
DSV A/S ......................... 23,767 4,004,763
FedEx Corp. ...................... 15,318 3,570,473
ZTO Express Cayman, Inc., ADR ........ 13,289 340,065
8,673,677
Airlines — 0.1%
(f)
Copa Holdings SA, Class A
(g)
........... 142,793 9,598,545
InterGlobe Aviation Ltd.
(b)(c)
............ 416,524 9,876,736
19,475,281
Auto Components — 0.0%
Lear Corp. ....................... 27,248 4,118,263
Automobiles — 0.1%
BYD Co. Ltd., Class A ................ 32,900 1,569,177
Dongfeng Motor Group Co. Ltd., Class H ... 694,000 479,550
General Motors Co.
(f)
................ 237,592 8,615,086
Maruti Suzuki India Ltd. .............. 64,458 7,172,840
17,836,653
Banks — 1.7%
Absa Group Ltd. ................... 655,479 6,717,015
Abu Dhabi Commercial Bank PJSC ...... 4,051,301 10,069,759
Abu Dhabi Islamic Bank PJSC .......... 184,545 457,344
Al Rajhi Bank ..................... 375,581 9,049,672
AMMB Holdings Bhd. ................ 236,100 207,157
Axis Bank Ltd. ..................... 1,197,032 10,998,084
Bandhan Bank Ltd.
(b)(c)
............... 2,605,544 9,127,635
Bank Central Asia Tbk. PT ............. 1,031,800 513,073
Bank of Beijing Co. Ltd., Class A ........ 657,600 406,484
Bank of Changsha Co. Ltd., Class A ...... 266,100 291,952
Security
Shares
Shares Value
Banks (continued)
Bank of China Ltd., Class A ............ 576,100 $ 261,252
Bank of China Ltd., Class H ............ 43,416,000 15,438,092
Bank of Communications Co. Ltd., Class H . 1,517,000 902,938
Bank of Hangzhou Co. Ltd., Class A ...... 732,200 1,552,552
Bank Rakyat Indonesia Persero Tbk. PT ... 47,654,513 14,067,270
BNP Paribas SA ................... 96,161 4,543,350
Boubyan Bank KSCP ................ 83,890 226,589
Capitec Bank Holdings Ltd. ............ 2,384 286,499
Chang Hwa Commercial Bank Ltd. ....... 787,890 469,138
China CITIC Bank Corp. Ltd., Class H ..... 477,000 199,377
China Construction Bank Corp., Class H ... 1,644,000 1,049,876
Chongqing Rural Commercial Bank Co. Ltd.,
Class A ....................... 255,300 135,506
CIMB Group Holdings Bhd. ............ 854,900 1,001,571
Citigroup, Inc. ..................... 212,482 11,027,816
Citizens Financial Group, Inc. .......... 415,862 15,790,280
Comerica, Inc. ..................... 19,515 1,517,682
Commercial Bank PSQC (The) .......... 171,546 341,925
Commercial International Bank Egypt SAE .. 1,766,070 3,542,147
Credicorp Ltd. ..................... 892 115,425
CTBC Financial Holding Co. Ltd. ........ 2,241,000 1,721,694
DBS Group Holdings Ltd. ............. 384,300 8,769,092
Dubai Islamic Bank PJSC ............. 496,642 795,872
Emirates NBD Bank PJSC ............. 166,195 625,492
First Abu Dhabi Bank PJSC ............ 245,605 1,299,864
First Citizens BancShares, Inc., Class A .... 10,526 7,964,814
First Financial Holding Co. Ltd. .......... 1,097,830 991,652
Grupo Financiero Banorte SAB de CV, Class O 2,507,504 14,290,639
Gulf Bank KSCP ................... 432,282 508,420
Hana Financial Group, Inc. ............ 335,020 9,600,499
Hong Leong Bank Bhd. ............... 80,000 377,480
Hong Leong Financial Group Bhd. ....... 18,200 79,753
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 17,817,000 9,419,633
Industrial Bank Co. Ltd., Class A ......... 70,700 186,376
KB Financial Group, Inc. .............. 198,808 7,394,053
KBC Group NV .................... 69,719 3,651,672
Kotak Mahindra Bank Ltd. ............. 104,295 2,395,229
Kuwait Finance House KSCP ........... 623,928 1,812,220
M&T Bank Corp. ................... 138,876 24,643,546
Malayan Banking Bhd. ............... 575,500 1,146,232
Masraf Al Rayan QSC ................ 749,416 897,518
National Bank of Kuwait SAKP .......... 376,181 1,313,711
Nordea Bank Abp .................. 387,730 3,823,008
OTP Bank Nyrt. .................... 72,583 1,498,432
Postal Savings Bank of China Co. Ltd., Class
H
(b)(c)
......................... 691,000 457,183
Powszechna Kasa Oszczednosci Bank Polski
SA
(f)
.......................... 1,135,728 6,427,645
Public Bank Bhd. ................... 1,343,200 1,401,368
Qatar International Islamic Bank QSC ..... 93,964 303,218
Qatar Islamic Bank SAQ .............. 139,070 971,297
Qatar National Bank QPSC ............ 298,880 1,637,761
RHB Bank Bhd. .................... 291,600 385,651
Sberbank of Russia PJSC
(e)(f)
........... 877,548 141
Standard Chartered plc ............... 1,336,999 9,215,523
TCS Group Holding plc, GDR
(c)(e)(f)
....... 78,717 787
Wells Fargo & Co. .................. 292,849 12,847,286
259,162,221
Beverages — 0.3%
Ambev SA
(f)
...................... 424,267 1,222,593
Carlsberg A/S, Class B ............... 28,791 3,723,884
Coca-Cola Femsa SAB de CV .......... 37,145 224,341
Coca-Cola Femsa SAB de CV, ADR ...... 8,514 512,798
Diageo plc ....................... 434,196 20,568,673

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Shares
Shares Value
Beverages (continued)
Fomento Economico Mexicano SAB de CV . 683,766 $ 4,243,706
Fomento Economico Mexicano SAB de CV,
ADR ......................... 68,477 4,244,205
Kweichow Moutai Co. Ltd., Class A ....... 53,500 15,041,998
49,782,198
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)
..................... 708,500 471,596
AbbVie, Inc. ...................... 122,523 17,583,276
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A ................. 33,944 680,449
BGI Genomics Co. Ltd., Class A ......... 88,000 808,733
Biocon Ltd. ....................... 208,557 810,547
Bloomage Biotechnology Corp. Ltd., Class A 91,283 2,158,267
Legend Biotech Corp., ADR
(f)
........... 8,402 396,910
Shanghai RAAS Blood Products Co. Ltd., Class
A ........................... 106,700 91,275
23,001,053
Building Products — 0.0%
Cie de Saint-Gobain ................. 64,254 2,996,154
Capital Markets — 0.2%
B3 SA - Brasil Bolsa Balcao ............ 3,867,965 8,297,948
Intercontinental Exchange, Inc. ......... 194,109 19,797,177
Invesco Ltd. ...................... 161,162 2,859,014
30,954,139
Chemicals — 0.2%
Air Liquide SA ..................... 88,137 12,117,287
Hansol Chemical Co. Ltd. ............. 20,896 3,538,185
International Flavors & Fragrances, Inc.
(g)
... 61,166 7,587,642
Linde plc
(g)
....................... 8,736 2,645,575
Mesaieed Petrochemical Holding Co. ..... 70,782 52,654
PPG Industries, Inc. ................. 37,873 4,896,600
Saudi Basic Industries Corp. ........... 93,169 2,482,334
Sika AG (Registered) ................ 10,244 2,531,164
Yanbu National Petrochemical Co. ....... 45,373 603,290
36,454,731
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(e)(f)
.............. 24,388 3,390
Communications Equipment — 0.1%
Accton Technology Corp. ............. 1,357,300 11,327,865
Cisco Systems, Inc. ................. 159,196 7,222,723
Sercomm Corp. .................... 27,000 82,037
Telefonaktiebolaget LM Ericsson, ADR .... 119,573 901,580
Wistron NeWeb Corp. ................ 195,000 489,542
20,023,747
Construction & Engineering — 0.0%
Eiffage SA ....................... 63,400 5,949,396
Mcdermott International Ltd.
(f)
........... 165,884 74,648
6,024,044
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H .... 1,995,000 7,893,580
Consumer Finance — 0.2%
Capital One Financial Corp. ............ 28,341 3,112,692
Kaspi.KZ JSC, GDR
(c)
................ 157,126 8,249,115
Synchrony Financial ................. 453,275 15,175,647
26,537,454
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 129,308 7,903,305
Security
Shares
Shares Value
Diversified Financial Services — 0.1%
Apollo Global Management, Inc. ......... 160,626 $ 9,171,745
Equitable Holdings, Inc. .............. 152,829 4,344,928
Metro Pacific Investments Corp. ......... 1,157,000 77,473
13,594,146
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 281,168 5,280,335
Cellnex Telecom SA
(b)(c)
............... 941,605 42,117,179
China Tower Corp. Ltd., Class H
(b)(c)
...... 4,708,000 605,697
Chunghwa Telecom Co. Ltd. ........... 603,000 2,446,747
Hellenic Telecommunications Organization SA 612,387 10,544,061
Koninklijke KPN NV ................. 3,651,092 12,044,925
LG Uplus Corp. .................... 18,667 179,877
Liberty Global plc, Class A
(f)
............ 10,811 235,247
Ooredoo QPSC .................... 121,899 309,366
Saudi Telecom Co. .................. 382,749 10,291,588
Telekom Malaysia Bhd. ............... 220,400 281,694
Telkom Indonesia Persero Tbk. PT ....... 7,029,000 2,007,623
Telkom Indonesia Persero Tbk. PT, ADR ... 16,307 464,750
TELUS Corp. ..................... 804,320 18,516,539
Verizon Communications, Inc. .......... 125,720 5,807,007
111,132,635
Electric Utilities — 1.1%
American Electric Power Co., Inc. ........ 183,048 18,041,211
CEZ A/S ......................... 2,333 106,019
Cia Energetica de Minas Gerais, ADR ..... 455,269 1,010,697
CLP Holdings Ltd. .................. 895,000 7,589,217
Constellation Energy Corp. ............ 38,188 2,524,227
Duke Energy Corp. ................. 223,724 24,593,979
Edison International ................. 101,443 6,874,792
EDP - Energias de Portugal SA ......... 6,091,974 30,818,720
Enel SpA ........................ 1,080,225 5,445,704
Entergy Corp. ..................... 93,618 10,778,240
Eversource Energy ................. 128,461 11,332,829
Manila Electric Co. .................. 17,180 106,039
NextEra Energy, Inc. ................ 352,182 29,755,857
Southern Co. (The) ................. 131,863 10,138,946
Tenaga Nasional Bhd. ............... 280,300 520,229
Terna - Rete Elettrica Nazionale ......... 614,523 4,704,672
Xcel Energy, Inc. ................... 143,347 10,490,134
174,831,512
Electrical Equipment — 0.1%
Schneider Electric SE ................ 118,862 16,439,088
Electronic Equipment, Instruments & Components — 0.2%
China Railway Signal & Communication Corp.
Ltd., Class A .................... 1,085,900 706,639
Delta Electronics, Inc. ................ 291,000 2,530,863
Hon Hai Precision Industry Co. Ltd. ....... 670,000 2,448,680
Largan Precision Co. Ltd. ............. 19,000 1,332,712
Primax Electronics Ltd. ............... 263,000 615,614
Samsung SDI Co. Ltd. ............... 13,602 5,978,753
TE Connectivity Ltd. ................. 137,058 18,328,766
31,942,027
Energy Equipment & Services — 0.1%
Baker Hughes Co. .................. 441,111 11,332,142
Entertainment — 0.0%
NetEase, Inc. ..................... 11,600 216,999
Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc. ...... 155,878 25,841,455
American Tower Corp. ............... 167,257 45,298,213
Assura plc ....................... 30,886,587 25,884,505
Boston Properties, Inc. ............... 202,863 18,492,991

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Community Healthcare Trust, Inc. ........ 191,717 $ 7,467,377
Covivio ......................... 171,134 10,823,134
Cromwell European REIT
(c)
............ 5,253,720 10,739,129
Crown Castle International Corp. ........ 116,526 21,051,587
Digital Realty Trust, Inc. .............. 125,336 16,600,753
EPR Properties .................... 306,704 16,503,742
Equinix, Inc. ...................... 25,136 17,689,209
ESR Kendall Square REIT Co. Ltd. ....... 3,686,694 14,718,825
Goodman Group ................... 1,451,744 21,246,359
LondonMetric Property plc ............. 3,354,251 10,228,356
LXI REIT plc
(c)
..................... 5,517,534 9,994,239
Medical Properties Trust, Inc. ........... 412,673 7,114,483
Outfront Media, Inc. ................. 1,454,457 26,849,276
Physicians Realty Trust ............... 1,207,529 21,457,790
Prologis, Inc. ...................... 255,198 33,829,047
Rexford Industrial Realty, Inc. .......... 316,225 20,684,277
SBA Communications Corp. ........... 38,434 12,905,753
SL Green Realty Corp. ............... 421,541 20,929,511
Spirit Realty Capital, Inc. .............. 499,272 22,137,721
Sun Communities, Inc. ............... 150,167 24,621,381
Target Healthcare REIT plc ............ 9,455,219 13,241,751
UDR, Inc. ........................ 521,145 25,223,418
VICI Properties, Inc. ................. 675,702 23,102,251
Warehouses De Pauw CVA ............ 444,349 15,105,292
Welltower, Inc. ..................... 292,498 25,254,277
565,036,102
Food & Staples Retailing — 0.3%
Al-Dawaa Medical Services Co.
(f)
........ 19,520 385,711
BGF retail Co. Ltd. .................. 2,727 379,906
BIM Birlesik Magazalar A/S ............ 106,470 547,310
President Chain Store Corp. ........... 103,000 973,905
Sendas Distribuidora SA .............. 2,881,722 8,844,387
Shoprite Holdings Ltd. ............... 93,171 1,260,604
Wal-Mart de Mexico SAB de CV ......... 6,553,561 23,824,994
Walmart, Inc. ...................... 22,960 3,031,868
X5 Retail Group NV, GDR
(c)(e)
........... 207,497 2,075
39,250,760
Food Products — 0.2%
Almarai Co. JSC ................... 38,167 532,382
AVI Ltd. ......................... 60,793 253,377
China Mengniu Dairy Co. Ltd.
(f)
.......... 2,775,000 12,892,635
CJ CheilJedang Corp. ................ 2,241 675,469
Dali Foods Group Co. Ltd.
(b)(c)
........... 366,000 174,265
Danone SA ....................... 45,644 2,516,773
IOI Corp. Bhd. ..................... 236,900 214,517
Kraft Heinz Co. (The) ................ 73,381 2,702,622
Kuala Lumpur Kepong Bhd. ............ 72,100 355,113
Mondelez International, Inc., Class A ...... 21,534 1,379,037
Nestle Malaysia Bhd. ................ 4,500 136,198
Nestle SA (Registered) ............... 61,022 7,476,861
PPB Group Bhd. ................... 35,500 129,860
QL Resources Bhd. ................. 58,200 69,309
Savola Group (The) ................. 11,683 103,928
Sime Darby Plantation Bhd. ............ 297,100 291,135
Tingyi Cayman Islands Holding Corp. ..... 186,000 306,191
Uni-President China Holdings Ltd. ....... 168,000 153,680
Uni-President Enterprises Corp. ......... 464,000 1,092,319
Universal Robina Corp. ............... 36,140 72,779
Want Want China Holdings Ltd. ......... 447,000 363,787
31,892,237
Gas Utilities — 0.2%
Atmos Energy Corp. ................. 65,818 7,989,647
Beijing Enterprises Holdings Ltd. ........ 128,000 410,238
Security
Shares
Shares Value
Gas Utilities (continued)
China Resources Gas Group Ltd. ........ 45,000 $ 188,839
ENN Energy Holdings Ltd. ............. 796,400 12,991,353
Indraprastha Gas Ltd. ................ 143,436 628,658
Kunlun Energy Co. Ltd. ............... 10,774,000 7,931,466
Mahanagar Gas Ltd.
(c)
............... 33,578 319,904
Petronas Gas Bhd. .................. 44,200 170,348
Tokyo Gas Co. Ltd. ................. 218,800 4,297,434
34,927,887
Health Care Equipment & Supplies — 0.2%
Dentsply Sirona, Inc. ................ 102,085 3,691,394
Medtronic plc ..................... 252,164 23,330,213
Zimmer Biomet Holdings, Inc. .......... 60,516 6,680,361
33,701,968
Health Care Providers & Services — 0.4%
Bangkok Dusit Medical Services PCL, NVDR 3,167,500 2,316,525
Bumrungrad Hospital PCL, NVDR ....... 288,000 1,435,187
Cardinal Health, Inc. ................. 77,635 4,623,941
Cigna Corp. ...................... 18,810 5,179,522
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 11,863 650,890
Elevance Health, Inc. ................ 11,500 5,486,650
Hapvida Participacoes e Investimentos SA
(b)(c)(f)
7,220,189 8,637,825
Humana, Inc. ..................... 10,598 5,108,236
IHH Healthcare Bhd. ................ 353,500 508,289
Laboratory Corp. of America Holdings ..... 27,920 7,320,345
Mouwasat Medical Services Co. ......... 6,555 431,608
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 245,900 370,304
Sinopharm Group Co. Ltd., Class H ...... 334,800 767,089
UnitedHealth Group, Inc. .............. 36,847 19,983,602
62,820,013
Hotels, Restaurants & Leisure — 0.1%
Compass Group plc ................. 156,305 3,663,236
Genting Malaysia Bhd. ............... 630,300 414,404
NEW Top YK
(e)(f)(h)
................... 12,874 —
Sands China Ltd.
(f)
.................. 2,544,800 5,968,930
Seera Group Holding
(f)
............... 204,082 902,475
Yum China Holdings, Inc. ............. 182,480 8,888,601
19,837,646
Household Durables — 0.2%
Haier Smart Home Co. Ltd., Class A ...... 1,700,608 6,253,023
Haier Smart Home Co. Ltd., Class H ...... 243,000 777,724
Newell Brands, Inc. ................. 229,128 4,630,677
Taylor Wimpey plc .................. 7,428,231 11,561,896
23,223,320
Household Products — 0.2%
Kimberly-Clark Corp. ................ 39,903 5,258,816
Reckitt Benckiser Group plc ............ 357,404 28,990,749
34,249,565
Independent Power and Renewable Electricity Producers — 0.0%
CGN Power Co. Ltd., Class H
(b)(c)
........ 802,000 184,928
China Yangtze Power Co. Ltd., Class A .... 346,516 1,226,950
Electricity Generating PCL, NVDR ....... 121,500 612,612
Engie Brasil Energia SA .............. 73,400 627,732
RWE AG ........................ 85,556 3,519,602
6,171,824
Industrial Conglomerates — 0.0%
Far Eastern New Century Corp. ......... 471,000 479,215
Fosun International Ltd. .............. 262,000 206,420
HAP Seng Consolidated Bhd. .......... 30,000 50,961
Industries Qatar QSC ................ 191,189 890,522

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Shares
Shares Value
Industrial Conglomerates (continued)
Siemens AG (Registered) ............. 17,481 $ 1,949,902
Sime Darby Bhd. ................... 456,800 240,676
3,817,696
Insurance — 0.9%
American International Group, Inc. ....... 121,525 6,291,349
Assurant, Inc. ..................... 93,992 16,521,914
Bupa Arabia for Cooperative Insurance Co. . 7,872 338,035
Fidelity National Financial, Inc. .......... 136,330 5,447,747
Gjensidige Forsikring ASA ............. 165,475 3,461,034
New China Life Insurance Co. Ltd., Class H . 163,700 390,101
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 246,000 73,654
Phoenix Group Holdings plc ........... 469,758 3,701,048
Prudential Financial, Inc. .............. 37,240 3,723,628
Prudential plc ..................... 2,252,599 27,784,434
Qatar Insurance Co. SAQ ............. 72,642 46,471
Sampo OYJ, Class A ................ 77,959 3,368,043
Sanlam Ltd. ...................... 2,262,531 7,430,525
Seguridade Participacoes SA ........... 3,267,054 18,191,343
Tryg A/S ......................... 226,911 5,173,879
Willis Towers Watson plc .............. 31,621 6,543,650
Zurich Insurance Group AG ............ 51,318 22,401,763
130,888,618
Interactive Media & Services — 0.1%
Auto Trader Group plc
(b)(c)
............. 407,439 3,141,157
Baidu, Inc., Class A
(f)
................ 32,500 561,743
Tencent Holdings Ltd. ................ 150,800 5,828,241
9,531,141
Internet & Direct Marketing Retail — 0.1%
(f)
Alibaba Group Holding Ltd. ............ 756,100 8,501,186
Alibaba Group Holding Ltd., ADR ........ 95,435 8,529,026
Prosus NV ....................... 47,912 3,125,540
20,155,752
IT Services — 0.9%
Arabian Internet & Communications Services
Co. .......................... 39,229 2,484,856
Cognizant Technology Solutions Corp., Class A 128,503 8,733,064
Fidelity National Information Services, Inc. .. 304,337 31,091,068
GDS Holdings Ltd., Class A
(f)
........... 3,884,260 13,304,269
Genpact Ltd. ...................... 7,589 364,879
HCL Technologies Ltd. ............... 18,800 226,089
Infosys Ltd. ....................... 64,310 1,261,519
Infosys Ltd., ADR ................... 70,199 1,368,179
NEXTDC Ltd.
(f)
.................... 1,990,682 16,571,528
Paychex, Inc. ..................... 67,504 8,659,413
Samsung SDS Co. Ltd. ............... 2,375 249,108
SS&C Technologies Holdings, Inc. ....... 134,249 7,943,513
SUNeVision Holdings Ltd. ............. 10,762,000 7,038,521
Tata Consultancy Services Ltd. ......... 357,190 14,940,828
Tech Mahindra Ltd. ................. 22,046 293,155
Visa, Inc., Class A .................. 82,070 17,407,868
131,937,857
Life Sciences Tools & Services — 0.1%
Lonza Group AG (Registered) .......... 9,620 5,846,571
Sartorius Stedim Biotech .............. 5,091 2,036,602
WuXi AppTec Co. Ltd., Class A .......... 265,300 3,670,325
WuXi AppTec Co. Ltd., Class H
(b)(c)
....... 557,240 6,750,508
18,304,006
Machinery — 0.4%
Alfa Laval AB ..................... 70,978 2,122,371
Epiroc AB, Class A .................. 819,053 14,482,245
Security
Shares
Shares Value
Machinery (continued)
Epiroc AB, Class B .................. 126,963 $ 2,016,629
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 2,257,094 10,638,157
Komatsu Ltd. ..................... 475,900 11,002,043
Kone OYJ, Class B ................. 60,530 2,766,309
Otis Worldwide Corp. ................ 218,642 17,091,245
Volvo AB, Class B .................. 164,095 2,946,168
63,065,167
Marine — 0.0%
MISC Bhd. ....................... 137,700 223,312
Media — 0.1%
Comcast Corp., Class A .............. 495,671 18,597,576
Publicis Groupe SA ................. 44,540 2,370,213
Telenet Group Holding NV ............. 7,142 114,224
21,082,013
Metals & Mining — 0.2%
Alrosa PJSC
(e)
..................... 607,124 97
Anglo American Platinum Ltd. .......... 2,082 159,711
Gold Fields Ltd. .................... 446,252 4,127,342
Gold Fields Ltd., ADR
(g)
............... 436,338 4,014,309
Hochschild Mining plc ................ 107,064 105,704
Korea Zinc Co. Ltd. ................. 16,057 5,903,109
Maanshan Iron & Steel Co. Ltd., Class H ... 538,000 144,460
Novolipetsk Steel PJSC
(e)
............. 14 —
POSCO Holdings, Inc. ............... 12,174 2,273,592
POSCO Holdings, Inc., ADR
(g)
.......... 1,755 82,222
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(f)(i)
............. 24,388 —
Shandong Gold Mining Co. Ltd., Class A ... 836,644 2,267,572
Zijin Mining Group Co. Ltd., Class A ...... 1,499,600 1,986,482
Zijin Mining Group Co. Ltd., Class H ...... 4,944,000 5,793,440
26,858,040
Multiline Retail — 0.0%
Dollar General Corp. ................ 14,351 3,565,219
Fix Price Group Ltd., GDR
(c)(e)
.......... 1,377,673 13,777
3,578,996
Multi-Utilities — 0.6%
Ameren Corp. ..................... 124,133 11,559,265
CenterPoint Energy, Inc. .............. 362,932 11,501,315
CMS Energy Corp. .................. 127,501 8,763,144
Consolidated Edison, Inc. ............. 13,813 1,371,216
Dominion Energy, Inc. ................ 87,944 7,209,649
DTE Energy Co. ................... 28,390 3,699,217
National Grid plc ................... 172,506 2,375,340
NiSource, Inc. ..................... 159,802 4,857,981
Public Service Enterprise Group, Inc. ..... 241,619 15,867,120
Qatar Electricity & Water Co. QSC ....... 31,180 156,783
Sempra Energy .................... 110,964 18,397,831
WEC Energy Group, Inc. .............. 16,919 1,756,361
87,515,222
Oil, Gas & Consumable Fuels — 1.1%
BP plc .......................... 3,555,314 17,400,646
Cheniere Energy, Inc. ................ 79,298 11,861,395
Chesapeake Energy Corp. ............ 68,747 6,473,905
Chevron Corp. ..................... 51,341 8,408,629
China Petroleum & Chemical Corp., Class H 18,704,000 8,818,121
ConocoPhillips .................... 27,420 2,671,531
Ecopetrol SA, ADR .................. 664,308 7,134,668
Enbridge, Inc. ..................... 440,220 19,770,452
Energy Transfer LP ................. 188,322 2,129,922
Enterprise Products Partners LP ......... 86,720 2,318,025

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp. ....................... 146,693 $ 6,458,893
Equitrans Midstream Corp. ............ 54,247 425,839
Gibson Energy, Inc. ................. 23,833 489,855
Hess Corp. ....................... 36,897 4,149,805
Kinder Morgan, Inc. ................. 33,263 598,401
LUKOIL PJSC
(e)
.................... 23,639 4
LUKOIL PJSC, ADR
(e)
................ 393,475 63
Magellan Midstream Partners LP ........ 38,514 1,983,471
MOL Hungarian Oil & Gas plc .......... 915,065 6,737,100
Novatek PJSC, GDR
(c)(e)
.............. 69 1
ONEOK, Inc. ...................... 5,524 330,004
Pembina Pipeline Corp. .............. 9,636 367,892
PetroChina Co. Ltd., Class A ........... 1,469,600 1,136,762
Petroleo Brasileiro SA, ADR ........... 367,653 5,250,085
Petronet LNG Ltd. .................. 3,944,600 10,978,556
Plains All American Pipeline LP ......... 198,670 2,193,317
PTT Exploration & Production PCL, NVDR .. 184,900 831,319
Qatar Fuel QSC .................... 37,378 180,841
Qatar Gas Transport Co. Ltd. ........... 497,810 554,621
Saudi Arabian Oil Co.
(b)(c)
.............. 163,777 1,750,353
Shell plc ......................... 54,662 1,458,181
Targa Resources Corp. ............... 149,942 10,362,492
TC Energy Corp. ................... 5,246 279,717
TotalEnergies SE ................... 99,531 5,083,783
Williams Cos., Inc. (The) .............. 604,640 20,612,178
169,200,827
Personal Products — 0.2%
Amorepacific Group ................. 9,196 261,685
Estee Lauder Cos., Inc. (The), Class A .... 64,243 17,544,763
Godrej Consumer Products Ltd.
(f)
........ 526,011 5,680,477
Hengan International Group Co. Ltd. ...... 182,500 883,340
Hindustan Unilever Ltd. ............... 53,149 1,775,542
L'Oreal SA ....................... 12,792 4,836,111
Unilever plc, ADR .................. 124,834 6,074,422
37,056,340
Pharmaceuticals — 1.0%
Alkem Laboratories Ltd. .............. 7,267 296,360
AstraZeneca plc ................... 318,909 41,949,701
Bayer AG (Registered) ............... 141,336 8,244,165
China Medical System Holdings Ltd. ...... 257,000 408,555
China Traditional Chinese Medicine Holdings
Co. Ltd. ....................... 956,000 405,840
Cipla Ltd. ........................ 81,816 1,011,389
CSPC Pharmaceutical Group Ltd. ........ 1,126,000 1,232,919
Dr. Reddy's Laboratories Ltd. ........... 13,499 698,495
Euroapi SA
(f)
...................... 119,430 2,014,779
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 143,600 234,777
Kalbe Farma Tbk. PT ................ 2,882,400 314,968
Merck & Co., Inc. ................... 12,179 1,088,072
Novartis AG (Registered) ............. 42,209 3,627,005
Novo Nordisk A/S, Class B ............ 278,706 32,461,963
Roche Holding AG .................. 20,443 6,787,168
Sanofi .......................... 453,704 45,086,177
Shenzhen Salubris Pharmaceuticals Co. Ltd.,
Class A ....................... 185,700 661,211
Sun Pharmaceutical Industries Ltd. ....... 52,226 622,911
Torrent Pharmaceuticals Ltd. ........... 20,693 400,191
147,546,646
Professional Services — 0.2%
Leidos Holdings, Inc. ................ 39,315 4,206,705
NMG, Inc.
(f)
....................... 3,714 649,950
RELX plc ........................ 752,290 22,313,593
Security
Shares
Shares Value
Professional Services (continued)
Teleperformance ................... 9,074 $ 3,034,357
30,204,605
Real Estate Management & Development — 0.6%
Aldar Properties PJSC ............... 281,412 375,943
Aroundtown SA .................... 1,034,204 3,316,730
Barwa Real Estate Co. ............... 234,595 230,065
Emaar Properties PJSC .............. 5,125,476 7,691,766
ESR Group Ltd.
(b)(c)(f)
................. 4,860,400 12,639,111
Hang Lung Properties Ltd. ............. 3,155,000 5,756,283
Hulic Co. Ltd. ..................... 2,020,900 16,207,804
Land & Houses PCL, NVDR ........... 357,700 82,977
Longfor Group Holdings Ltd.
(b)
.......... 2,327,500 7,777,038
Mabanee Co. KPSC ................. 52,113 139,233
VGP NV ......................... 38,144 6,699,463
Vonovia SE ....................... 738,504 24,606,822
85,523,235
Road & Rail — 0.2%
Canadian Pacific Railway Ltd. .......... 145,833 11,499,126
CJ Logistics Corp.
(f)
................. 2,959 265,562
Container Corp. of India Ltd. ........... 82,156 740,974
CSX Corp. ....................... 422,012 13,643,648
Union Pacific Corp. ................. 21,523 4,892,178
West Japan Railway Co. .............. 81,500 2,993,554
34,035,042
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc. ............... 20,262 2,147,367
ASE Technology Holding Co. Ltd. ........ 49,000 142,788
ASML Holding NV .................. 7,255 4,169,872
Broadcom, Inc. .................... 6,813 3,648,225
MediaTek, Inc. ..................... 592,000 13,639,730
Taiwan Semiconductor Manufacturing Co. Ltd. 4,588,000 78,682,212
United Microelectronics Corp. .......... 514,000 691,463
United Microelectronics Corp., ADR ...... 32,424 221,132
Vanguard International Semiconductor Corp. 333,000 802,044
104,144,833
Software — 0.4%
Intuit, Inc. ........................ 45,270 20,650,816
Microsoft Corp. .................... 127,060 35,670,824
56,321,640
Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 929,610 1,084,007
China Yongda Automobiles Services Holdings
Ltd. .......................... 378,500 326,369
Home Product Center PCL, NVDR ....... 3,968,500 1,437,481
Industria de Diseno Textil SA ........... 976,931 23,726,687
Jarir Marketing Co. .................. 10,736 467,787
MR DIY Group M Bhd.
(b)(c)
............. 414,500 207,092
PTT Oil & Retail Business PCL, NVDR .... 123,000 84,855
Ross Stores, Inc. ................... 66,815 5,429,387
Truworths International Ltd. ............ 123,858 381,486
Zhongsheng Group Holdings Ltd. ........ 38,500 220,410
33,365,561
Technology Hardware, Storage & Peripherals — 0.1%
Advantech Co. Ltd. ................. 65,000 747,779
Asustek Computer, Inc. ............... 124,000 1,169,771
Chicony Electronics Co. Ltd. ........... 148,000 392,481
Inventec Corp. ..................... 592,000 470,191
Lenovo Group Ltd. .................. 632,000 612,910
Pegatron Corp. .................... 448,000 932,641
Quanta Computer, Inc. ............... 347,000 985,112

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd. .......... 53,262 $ 2,521,165
Wistron Corp. ..................... 660,000 585,436
8,417,486
Textiles, Apparel & Luxury Goods — 0.3%
Bosideng International Holdings Ltd. ...... 422,000 246,300
EssilorLuxottica SA ................. 101,132 15,855,726
Kering SA ........................ 21,262 12,172,314
LVMH Moet Hennessy Louis Vuitton SE .... 22,090 15,338,298
Pou Chen Corp. .................... 448,000 402,253
Ralph Lauren Corp. ................. 39,672 3,912,849
47,927,740
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. .. 297,524 8,978,626
Tobacco — 0.2%
Altria Group, Inc. ................... 121,567 5,331,929
British American Tobacco plc ........... 112,268 4,399,070
ITC Ltd. ......................... 638,371 2,448,095
KT&G Corp. ...................... 25,908 1,632,957
Philip Morris International, Inc. .......... 156,198 15,174,636
28,986,687
Trading Companies & Distributors — 0.1%
Azelis Group NV ................... 34,854 760,897
Ferguson plc ...................... 131,389 16,528,575
17,289,472
Transportation Infrastructure — 0.8%
Aena SME SA
(b)(c)(f)
.................. 144,415 18,267,018
Atlantia SpA ...................... 1,037,805 23,984,361
Atlas Arteria Ltd.
(h)
.................. 782,519 4,257,954
Auckland International Airport Ltd.
(f)
....... 829,631 3,895,695
Flughafen Zurich AG (Registered)
(f)
....... 2,166 360,198
Fraport AG Frankfurt Airport Services
Worldwide
(f)
.................... 298,518 13,652,020
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 871,519 11,797,389
Hamburger Hafen und Logistik AG ....... 64,038 892,515
Japan Airport Terminal Co. Ltd.
(f)
......... 141,800 5,558,345
Jiangsu Expressway Co. Ltd., Class H .... 11,970,000 10,445,782
Malaysia Airports Holdings Bhd.
(f)
........ 110,700 155,527
Shenzhen International Holdings Ltd. ..... 219,500 202,180
Transurban Group
(h)
................. 3,535,022 36,133,890
129,602,874
Water Utilities — 0.1%
AlKhorayef Water & Power Technologies Co. 10,225 315,271
American Water Works Co., Inc. ......... 11,882 1,846,938
Beijing Enterprises Water Group Ltd. ...... 1,008,000 305,606
Guangdong Investment Ltd. ............ 542,000 527,976
Severn Trent plc ................... 195,389 7,024,593
10,020,384
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ....... 388,700 2,136,540
Axiata Group Bhd. .................. 244,600 157,738
China United Network Communications Ltd.,
Class A ....................... 850,500 433,667
DiGi.Com Bhd. .................... 230,700 188,398
Etihad Etisalat Co. .................. 105,057 1,060,774
Far EasTone Telecommunications Co. Ltd. .. 211,000 531,989
Global Telecom Holding SAE
(e)(f)
......... 201,938 52,299
KDDI Corp. ....................... 362,200 11,612,981
Maxis Bhd. ....................... 127,400 105,154
Mobile Telecommunications Co. KSCP .... 253,289 501,807
Mobile Telecommunications Co. Saudi Arabia
(f)
270,481 850,110
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Mobile TeleSystems PJSC
(e)
........... 26,804 $ 4
Rogers Communications, Inc., Class B .... 100,244 4,608,461
SK Telecom Co. Ltd. ................. 43,564 1,798,123
SK Telecom Co. Ltd., ADR
(g)
........... 22,375 513,059
Taiwan Mobile Co. Ltd. ............... 235,000 797,470
Tele2 AB, Class B .................. 498,293 5,692,319
Vodacom Group Ltd. ................ 106,183 882,234
Vodafone Group plc ................. 3,644,196 5,370,300
37,293,427
Total Common Stocks — 21.3%
(Cost: $3,140,774,195) ........................... 3,262,044,492
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.7%
Boeing Co. (The)
3.65%, 03/01/47 ................. USD 730 526,589
3.63%, 03/01/48 ................. 310 221,245
3.85%, 11/01/48 ................. 325 239,523
3.90%, 05/01/49 ................. 300 227,857
5.81%, 05/01/50 ................. 2,125 2,111,047
5.93%, 05/01/60 ................. 200 197,980
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 2,536 2,472,600
7.13%, 06/15/26 ................. 8,833 8,200,557
7.88%, 04/15/27 ................. 2,190 2,025,750
6.00%, 02/15/28 ................. 923 796,365
7.45%, 05/01/34 ................. 362 313,130
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 3,252 3,081,270
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
2,497 1,972,630
General Dynamics Corp., 4.25%, 04/01/40 . 300 301,109
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 306 308,203
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 355 354,442
4.40%, 06/15/28 ................. 1,450 1,461,708
2.90%, 12/15/29 ................. 235 215,493
1.80%, 01/15/31 ................. 1,565 1,290,580
4.85%, 04/27/35 ................. 200 204,380
5.05%, 04/27/45 ................. 120 121,131
Lockheed Martin Corp., 4.07%, 12/15/42 .. 645 630,801
Maxar Technologies, Inc., 7.75%, 06/15/27
(b)
664 679,630
Northrop Grumman Corp., 5.25%, 05/01/50 . 625 686,935
Raytheon Technologies Corp.
4.50%, 06/01/42 ................. 2,100 2,100,115
3.03%, 03/15/52 ................. 1,600 1,258,339
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 8,890 8,394,694
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. 1,090 1,085,782
7.50%, 04/15/25 ................. 372 370,545
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 16,280 16,869,662
6.25%, 03/15/26
(b)
................ 36,321 36,495,704
6.38%, 06/15/26 ................. 1,190 1,184,050
7.50%, 03/15/27 ................. 2,071 2,104,788
4.63%, 01/15/29 ................. 2,680 2,412,000
4.88%, 05/01/29 ................. 2,289 2,048,083
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 8,259 8,542,862
111,507,579
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 781 737,444
4.25%, 05/15/30 ................. 100 100,515

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Air Freight & Logistics (continued)
4.55%, 04/01/46 ................. USD 795 $ 746,001
5.25%, 05/15/50 ................. 200 208,366
1,792,326
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
......... 2,479 2,280,680
Air France-KLM, 3.88%, 07/01/26
(c)
...... EUR 1,400 1,237,033
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ USD 10,973 12,180,030
5.50%, 04/20/26 ................. 7,654 7,527,401
5.75%, 04/20/29 ................. 11,870 11,365,927
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
... 6,555 5,473,592
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 3,731 3,643,780
Deutsche Lufthansa AG
(c)
2.00%, 07/14/24 ................. EUR 1,000 975,485
2.88%, 05/16/27 ................. 600 523,499
3.75%, 02/11/28 ................. 500 441,418
3.50%, 07/14/29 ................. 1,200 999,565
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 2,941 2,858,917
International Consolidated Airlines Group SA
(c)
0.63%, 11/17/22
(j)
................ EUR 600 605,215
2.75%, 03/25/25 ................. 800 729,874
1.13%, 05/18/28
(j)
................ 1,200 855,922
3.75%, 03/25/29 ................. 600 469,759
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 6,660 6,726,533
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
599 625,647
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 362 343,808
Series 2020-1, Class A, 5.88%, 10/15/27 7,881 7,945,527
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 5,578 5,354,880
4.63%, 04/15/29 ................. 7,325 6,748,156
79,912,648
Auto Components — 0.5%
Allison Transmission, Inc., 5.88%, 06/01/29
(b)
3,055 3,006,746
Aptiv plc
3.25%, 03/01/32 ................. 985 869,559
3.10%, 12/01/51 ................. 715 475,304
4.15%, 05/01/52 ................. 200 159,176
Clarios Global LP
6.75%, 05/15/25
(b)
................ 4,587 4,608,192
4.38%, 05/15/26
(c)
................ EUR 1,500 1,419,627
6.25%, 05/15/26
(b)
................ USD 8,698 8,751,493
8.50%, 05/15/27
(b)
................ 24,976 25,207,777
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(c)
.................... EUR 650 519,840
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 2,378 2,134,017
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 845 631,891
Faurecia SE
(c)
2.75%, 02/15/27 ................. EUR 999 867,874
3.75%, 06/15/28 ................. 590 522,201
Gestamp Automocion SA, 3.25%, 04/30/26
(c)
100 94,540
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 1,233 1,124,496
5.63%, 04/30/33 ................. 3,109 2,726,593
Grupo Antolin-Irausa SA
(c)
3.38%, 04/30/26 ................. EUR 273 214,845
3.50%, 04/30/28 ................. 977 688,124
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 916 898,825
6.25%, 05/15/26 ................. 2,685 2,669,320
5.25%, 05/15/27 ................. 6,463 6,203,963
4.38%, 02/01/29 ................. 4,106 3,695,010
Security
Par (000)
Par (000) Value
Auto Components (continued)
IHO Verwaltungs GmbH
(k)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(c)
.................. EUR 906 $ 759,302
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
................... USD 200 177,864
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. EUR 1,200 1,097,682
2.50%, 10/23/27 ................. 500 436,287
ZF Finance GmbH
(c)
3.00%, 09/21/25 ................. 200 190,500
2.00%, 05/06/27 ................. 700 601,857
2.75%, 05/25/27 ................. 400 353,534
71,106,439
Automobiles — 0.2%
Ford Motor Co.
4.35%, 12/08/26 ................. USD 264 259,287
3.25%, 02/12/32 ................. 6,809 5,685,515
4.75%, 01/15/43 ................. 1,044 859,995
5.29%, 12/08/46 ................. 704 605,440
General Motors Co.
4.00%, 04/01/25 ................. 600 597,833
6.13%, 10/01/25 ................. 3,300 3,469,112
5.00%, 10/01/28 ................. 200 200,186
5.60%, 10/15/32 ................. 895 893,663
6.25%, 10/02/43 ................. 745 732,950
5.20%, 04/01/45 ................. 910 787,320
5.40%, 04/01/48 ................. 395 354,978
5.95%, 04/01/49 ................. 325 310,907
Honda Motor Co. Ltd., 2.27%, 03/10/25 ... 1,300 1,263,390
Hyundai Capital America
(b)
1.25%, 09/18/23 ................. 480 465,887
0.80%, 01/08/24 ................. 3,620 3,446,603
1.00%, 09/17/24 ................. 1,865 1,740,468
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(b)
................ 400 382,716
6.88%, 11/15/26
(c)
................ EUR 400 368,960
5.88%, 01/15/28
(b)
................ USD 200 156,298
4.50%, 07/15/28
(c)
................ EUR 848 649,545
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
.................... USD 675 572,697
Nissan Motor Co. Ltd.
(b)
4.35%, 09/17/27 ................. 2,885 2,708,235
4.81%, 09/17/30 ................. 340 308,537
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 2,500 2,254,121
Renault SA
(c)
1.25%, 06/24/25 ................. 100 93,844
2.38%, 05/25/26 ................. 500 469,570
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... USD 818 662,736
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(c)
.. 2,339 2,045,602
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 ................. 1,880 1,861,670
1.25%, 11/24/25 ................. 505 458,524
3.20%, 09/26/26 ................. 305 293,300
Volvo Car AB, 2.50%, 10/07/27
(c)
....... EUR 728 674,855
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 999 953,456
36,588,200
Banks — 3.9%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.38%
(a)(c)(l)
.......... EUR 3,000 2,888,743
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(c)
(l)
......................... USD 1,062 1,083,240

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
(a)(l)
(EUR Swap Annual 5 Year + 5.66%),
5.88%
(c)
..................... EUR 200 $ 202,755
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(c)
..................... 8,200 8,297,002
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 17,864,869
Banco BPM SpA
(a)(c)
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... EUR 352 341,069
(EUR Swap Annual 5 Year + 3.17%),
2.88%, 06/29/31 ............... 5,114 4,342,479
(EUR Swap Annual 5 Year + 3.40%),
3.38%, 01/19/32 ............... 625 525,129
Banco de Sabadell SA
(a)(c)
(EUR Swap Annual 1 Year + 2.20%),
2.63%, 03/24/26 ............... 100 99,013
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 700 624,843
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31 ............... 3,200 2,727,516
Banco do Brasil SA, 4.75%, 03/20/24
(c)
.... USD 2,804 2,795,763
Banco Espirito Santo SA
(c)(f)(m)
2.63%, 05/08/17 ................. EUR 800 118,558
4.75%, 01/15/18 ................. 1,500 222,296
4.00%, 01/21/19 ................. 5,400 800,265
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(l)
.......... USD 1,725 1,432,612
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
2,704 2,142,920
Banco Santander SA
2.75%, 05/28/25 ................. 800 763,516
(EUR Swap Annual 5 Year + 4.53%),
4.38%
(a)(c)(l)
................... EUR 7,200 6,562,233
1.85%, 03/25/26 ................. USD 600 545,704
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 1,000 882,838
3.31%, 06/27/29 ................. 600 557,370
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(c)
......... 4,334 3,822,859
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(c)
....... 3,405 3,035,770
Bank of America Corp.
(SOFR + 0.67%), 1.84%, 02/04/25
(a)
... 2,790 2,702,561
Series L, 3.95%, 04/21/25 .......... 700 700,386
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
... 1,990 1,856,467
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
... 2,886 2,662,251
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(a)
................... 374 341,807
(SOFR + 2.04%), 4.95%, 07/22/28
(a)
... 4,200 4,321,489
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 4,860 4,650,130
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 1,500 1,452,104
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
................... 25 22,682
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
... 265 218,351
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
................... 1,090 946,892
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
... 1,625 1,413,693
(SOFR + 1.33%), 2.97%, 02/04/33
(a)
... 1,310 1,160,492
(SOFR + 1.83%), 4.57%, 04/27/33
(a)
... 3,505 3,528,758
(SOFR + 2.16%), 5.02%, 07/22/33
(a)
... 30 31,284
Series L, 4.75%, 04/21/45 .......... 420 400,839
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
................... USD 235 $ 225,931
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 1,200 1,088,908
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 790 568,013
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(c)(l)
... 4,500 4,443,750
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.73%
(a)(c)(l)
... 1,000 975,000
Bank of Cyprus PCL, (EUR Swap Annual 1
Year + 2.79%), 2.50%, 06/24/27
(a)(c)
.... EUR 525 407,914
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(c)(l)
.......... USD 4,653 4,327,290
Bank of Ireland Group plc
(a)(c)(l)
(EUR Swap Annual 5 Year + 7.92%), 7.50% EUR 800 846,705
(EUR Swap Annual 5 Year + 6.43%), 6.00% 2,700 2,669,519
Bank of Montreal, (USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/32
(a)
.......... USD 300 281,582
Bank of Nova Scotia (The)
0.70%, 04/15/24 ................. 300 285,624
3.45%, 04/11/25 ................. 100 99,322
2.95%, 03/11/27 ................. 300 288,702
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(l)
.......................... 18,490 18,626,693
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(l)
.................... 2,900 2,987,000
3.65%, 03/16/25 ................. 395 387,975
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(l)
. GBP 3,252 3,944,840
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(l)
.................... USD 22,075 21,286,922
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(l)
GBP 3,226 3,707,638
5.20%, 05/12/26 ................. USD 2,100 2,114,952
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(l)
GBP 2,400 3,061,304
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(l)
.................... USD 4,905 3,986,784
4.84%, 05/09/28 ................. 640 621,431
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,238,190
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,666 1,441,090
BNP Paribas SA
(a)
(LIBOR USD 6 Month + 0.08%), 1.57%
(l)
. 450 322,333
(LIBOR USD 3 Month + 2.24%), 4.71%,
01/10/25
(b)
................... 5,035 5,050,324
(USD Swap Semi 5 Year + 3.98%), 7.00%
(b)
(l)
.......................... 4,429 4,453,360
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%
(b)(l)
.................... 10,475 8,435,679
BPER Banca, (EUR Swap Annual 5 Year +
3.73%), 3.88%, 07/25/32
(a)(c)
......... EUR 750 633,988
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(c)(l)
.............. USD 975 844,167

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
CaixaBank SA
(a)(c)(l)
(EUR Swap Annual 5 Year + 6.22%), 6.38% EUR 3,000 $ 3,124,407
(EUR Swap Annual 5 Year + 6.50%), 6.75% 6,600 6,726,157
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 1,632,725
(EUR Swap Annual 5 Year + 6.35%), 5.88% 1,800 1,736,207
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(c)(l)
............. USD 380 363,446
Citibank NA, 3.65%, 01/23/24 ......... 300 301,588
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 1,025 1,012,894
3.20%, 10/21/26 ................. 200 195,504
4.45%, 09/29/27 ................. 4,525 4,534,876
(SOFR + 1.89%), 4.66%, 05/24/28
(a)
... 2,100 2,128,000
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... 350 334,539
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 425 383,439
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
... 1,775 1,565,893
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 1,555 1,352,355
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
... 665 571,299
(SOFR + 1.35%), 3.06%, 01/25/33
(a)
... 245 217,789
(SOFR + 1.94%), 3.79%, 03/17/33
(a)
... 1,270 1,197,930
(SOFR + 2.09%), 4.91%, 05/24/33
(a)
... 355 365,744
(SOFR + 1.38%), 2.90%, 11/03/42
(a)
.... 145 111,508
Commerzbank AG, (EUR Swap Annual 5 Year
+ 6.36%), 6.13%
(a)(c)(l)
............. EUR 14,000 13,709,108
Commonwealth Bank of Australia, 3.78%,
03/14/32
(b)
.................... USD 555 499,283
Cooperatieve Rabobank UA, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.73%), 1.98%, 12/15/27
(a)(b)
.... 1,925 1,738,089
Credit Agricole SA
(a)(b)(l)
(USD Swap Semi 5 Year + 4.90%), 7.88% 3,600 3,699,000
(USD Swap Semi 5 Year + 6.19%), 8.13% 3,886 4,133,732
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75% ...................... 23,460 19,882,350
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................ 270 269,809
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
.............. 1,460 1,442,916
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%),
3.77%, 03/28/25
(b)
.............. 545 534,592
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(c)(l)
.................... 24,620 23,773,072
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
.......... 1,050 1,022,447
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(c)(l)
................... 2,000 1,934,400
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(c)(l)
.......... 1,108 1,089,995
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(c)(l)
.......... EUR 3,600 3,716,174
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... USD 2,091 1,651,890
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(c)(l)
.............. 3,300 2,796,750
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 3.13%
(a)(l)
.......... 4,810 3,679,650
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Holdings plc
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... USD 1,160 $ 1,145,367
(USD Swap Rate 5 Year + 4.37%), 6.38%
(a)
(l)
.......................... 4,019 4,056,465
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
... 1,710 1,600,219
4.25%, 08/18/25 ................. 500 496,773
(SOFR + 1.51%), 4.18%, 12/09/25
(a)
... 2,490 2,473,774
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(l)
.................... 990 875,433
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(l)
.................... 9,830 8,206,084
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
... 1,495 1,255,677
5.25%, 03/14/44 ................. 340 328,924
HSBC USA, Inc., 3.75%, 05/24/24 ...... 200 200,132
Huntington National Bank (The), (SOFRINDX +
1.65%), 4.55%, 05/17/28
(a)
.......... 1,505 1,532,525
ING Groep NV
3.55%, 04/09/24 ................. 430 426,774
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(c)(l)
........................ 5,877 5,891,692
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(l)
.......................... 2,010 1,977,418
(SOFR + 1.64%), 3.87%, 03/28/26
(a)
... 300 295,835
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(l)
.................... 17,590 13,521,319
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 6.07%),
5.88%
(a)(c)(l)
................... EUR 1,650 1,617,639
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(c)(l)
................... 10,244 10,532,783
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(c)(l)
................... 1,250 1,087,525
(EUR Swap Annual 5 Year + 5.56%),
6.38%
(a)(c)(l)
................... 1,500 1,371,562
5.15%, 06/10/30
(c)
................ GBP 1,525 1,700,031
(EUR Swap Annual 5 Year + 6.09%),
5.88%
(a)(c)(l)
................... EUR 1,250 1,050,795
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(b)
............. USD 2,695 2,060,039
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
............. 940 643,191
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,552,860
JPMorgan Chase & Co.
3.38%, 05/01/23 ................. 1,680 1,683,004
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 350 335,773
(SOFR + 1.32%), 4.08%, 04/26/26
(a)
... 4,600 4,596,328
4.25%, 10/01/27 ................. 1,400 1,426,407
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 225 221,031
(SOFR + 1.56%), 4.32%, 04/26/28
(a)
... 2,200 2,209,083
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
... 1,520 1,385,689
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
................... 100 97,916
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
................... 140 140,011
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
... 290 291,698
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
... 1,050 911,306
(SOFR + 1.18%), 2.55%, 11/08/32
(a)
.... 280 240,649
(SOFR + 1.26%), 2.96%, 01/25/33
(a)
... 750 667,173
(SOFR + 2.08%), 4.91%, 07/25/33
(a)
... 285 297,172

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... USD 2,335 $ 2,173,932
5.50%, 10/15/40 ................. 970 1,050,353
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
.... 140 113,591
5.40%, 01/06/42 ................. 480 512,300
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
... 1,215 991,358
5.63%, 08/16/43 ................. 15 16,236
4.95%, 06/01/45 ................. 765 769,098
Series W, (LIBOR USD 3 Month + 1.00%),
2.41%, 05/15/47
(a)
.............. 19,006 14,919,710
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(c)(l)
.............. 4,210 3,971,346
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(c)(l)
.............. EUR 10,200 10,365,905
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(c)(l)
............. USD 300 252,000
Lloyds Banking Group plc
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
................... 1,000 996,093
4.50%, 11/04/24 ................. 800 801,761
4.45%, 05/08/25 ................. 500 502,483
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
.............. 1,100 1,088,906
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(l)
.......................... 3,975 4,024,687
4.58%, 12/10/25 ................. 2,250 2,218,288
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(l)
.................... 7,290 7,163,334
4.55%, 08/16/28 ................. 265 264,124
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 ................. 15 14,995
1.41%, 07/17/25 ................. 1,595 1,481,095
3.74%, 03/07/29 ................. 500 479,551
3.20%, 07/18/29 ................. 365 337,397
2.05%, 07/17/30 ................. 1,000 837,200
Mizuho Financial Group, Inc., (SOFR + 1.25%),
1.24%, 07/10/24
(a)
............... 900 875,855
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.51%), 6.50%
(a)(c)(l)
.......... 920 893,550
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ............... 590 580,433
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 .................... 800 792,905
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(l)
.. GBP 750 810,324
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27 ............... USD 665 592,951
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28 ............... 2,340 2,165,083
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.27%),
5.52%, 09/30/28 ............... 785 804,709
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ............... 1,585 1,290,357
Security
Par (000)
Par (000) Value
Banks (continued)
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(c)(l)
................... USD 2,202 $ 2,196,953
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(l)
................... 14,225 14,192,393
1.50%, 09/30/26
(b)
................ 2,500 2,264,100
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(b)(l)
................... 8,215 6,344,477
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/24 ................. 100 100,416
2.20%, 11/01/24 ................. 100 97,278
2.55%, 01/22/30 ................. 650 581,466
Regions Financial Corp., 2.25%, 05/18/25 .. 100 96,339
Royal Bank of Canada, 3.97%, 07/26/24 ... 1,615 1,624,768
Santander UK Group Holdings plc
(a)
(BPSWS5 + 6.07%), 6.75%
(c)(l)
....... GBP 6,725 8,000,113
(SOFR + 0.99%), 1.67%, 06/14/27 ..... USD 1,150 1,017,714
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.88%
(a)(c)(l)
... 3,200 2,688,000
Skandinaviska Enskilda Banken AB, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 4.07%), 6.88%
(a)(c)(l)
... 600 603,000
Societe Generale SA
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(c)(l)
........................ 9,635 9,756,827
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(b)(l)
........................ 300 303,793
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(b)(l)
........................ 16,275 16,723,042
(USD Swap Semi 5 Year + 5.87%), 8.00%
(a)
(c)(l)
........................ 3,783 3,887,144
4.00%, 01/12/27
(b)
................ 360 347,917
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(a)(b)(l)
................... 12,900 10,824,565
Standard Chartered plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
.............. 925 919,666
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(c)(l)
.................... 1,200 1,190,554
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%),
1.82%, 11/23/25
(b)
.............. 1,475 1,376,141
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
4.30%
(b)(l)
.................... 11,150 8,551,438
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 ................. 1,675 1,612,053
3.04%, 07/16/29 ................. 900 820,581
2.75%, 01/15/30 ................. 950 845,650
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(c)(l)
............. 2,431 2,148,852
Toronto-Dominion Bank (The)
3.77%, 06/06/25 ................. 1,585 1,591,841
(USD Swap Semi 5 Year + 2.21%), 3.63%,
09/15/31
(a)
................... 100 96,667
UniCredit SpA
(a)(c)
(EUR Swap Annual 5 Year + 6.39%),
6.63%
(l)
..................... EUR 8,000 8,033,313

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(USD Swap Semi 5 Year + 5.18%), 8.00%
(l)
USD 24,210 $ 23,441,332
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(l)
..................... EUR 1,000 910,230
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(l)
..................... 6,018 6,027,683
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(l)
..................... 575 450,309
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 400 351,095
US Bancorp, 3.00%, 07/30/29 ......... USD 200 186,265
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 04/25/26
(a)
... 2,535 2,518,918
(SOFR + 1.51%), 3.53%, 03/24/28
(a)
... 1,655 1,599,564
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
................... 715 691,479
(SOFR + 1.98%), 4.81%, 07/25/28
(a)
... 1,515 1,550,361
5.61%, 01/15/44 ................. 950 997,377
4.65%, 11/04/44 ................. 210 197,176
4.40%, 06/14/46 ................. 425 385,490
4.75%, 12/07/46 ................. 1,000 939,914
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
... 955 991,016
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
.............. 460 375,072
3.13%, 11/18/41 ................. 590 452,041
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(c)(l)
................... 2,203 2,085,002
599,715,406
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 145 149,039
4.90%, 02/01/46 ................. 2,545 2,563,082
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 1,170 1,231,788
4.95%, 01/15/42 ................. 80 81,728
4.60%, 04/15/48 ................. 460 444,406
5.55%, 01/23/49 ................. 160 175,811
4.50%, 06/01/50 ................. 710 681,262
4.75%, 04/15/58 ................. 2,101 2,027,281
5.80%, 01/23/59 ................. 195 219,113
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 595 484,794
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 700 550,130
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 ... 420 393,269
9,001,703
Biotechnology — 0.1%
AbbVie, Inc.
2.60%, 11/21/24 ................. 1,100 1,077,087
3.80%, 03/15/25 ................. 1,550 1,553,996
3.60%, 05/14/25 ................. 605 605,102
4.55%, 03/15/35 ................. 150 153,162
4.05%, 11/21/39 ................. 200 189,357
4.40%, 11/06/42 ................. 1,405 1,344,705
4.70%, 05/14/45 ................. 630 629,331
4.45%, 05/14/46 ................. 880 840,649
4.88%, 11/14/48 ................. 840 852,682
4.25%, 11/21/49 ................. 139 130,535
Amgen, Inc.
3.00%, 01/15/52 ................. 995 750,406
4.20%, 02/22/52 ................. 1,020 950,194
4.40%, 02/22/62 ................. 428 400,725
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 1,556 1,399,155
Security
Par (000)
Par (000) Value
Biotechnology (continued)
6.25%, 04/01/28 ................. GBP 663 $ 698,402
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 900 871,162
4.75%, 03/01/46 ................. 375 375,453
4.15%, 03/01/47 ................. 100 92,196
2.80%, 10/01/50 ................. 300 221,639
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(c)
EUR 235 208,542
13,344,480
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. USD 2,515 2,464,700
6.38%, 06/15/30 ................. 3,770 3,798,897
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 1,719 1,602,967
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 1,210 976,120
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 725 570,937
HT Troplast GmbH, 9.25%, 07/15/25
(c)
.... EUR 376 340,990
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... USD 484 447,772
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... 902 898,320
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 2,046 1,999,965
3.50%, 02/15/30 ................. 1,633 1,405,361
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 799 697,127
9.75%, 07/15/28 ................. 773 647,224
PCF GmbH
(c)
4.75%, 04/15/26 ................. EUR 589 494,894
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
................... 395 344,849
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
USD 8,565 7,947,378
Standard Industries, Inc.
2.25%, 11/21/26
(c)
................ EUR 419 356,651
5.00%, 02/15/27
(b)
................ USD 810 776,822
4.75%, 01/15/28
(b)
................ 842 799,900
4.38%, 07/15/30
(b)
................ 5,585 4,878,386
3.38%, 01/15/31
(b)
................ 1,354 1,101,005
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 1,062 999,805
33,550,070
Capital Markets — 1.3%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 747,825
Bank of New York Mellon Corp. (The), 3.00%,
10/30/28 ..................... 100 94,376
Blackstone Private Credit Fund
(b)
4.70%, 03/24/25 ................. 890 863,591
2.63%, 12/15/26 ................. 400 341,474
3.25%, 03/15/27 ................. 555 481,037
Codere New Holdco SA
7.50%, 11/30/27
(b)
................ EUR 357 279,271
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 2,917 2,574,311
Credit Suisse AG
3.63%, 09/09/24 ................. 300 296,265
3.70%, 02/21/25 ................. 800 788,669
Credit Suisse Group AG
3.80%, 06/09/23 ................. 1,380 1,375,214
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(l)
........................ 6,225 5,784,892
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(c)(l)
........................ 1,200 1,178,129
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(l)
........................ 2,772 2,721,478
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
.................. 250 247,235

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(c)(l)
........................ USD 600 $ 574,212
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(l)
........................ 7,172 6,863,747
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(c)(l)
........................ 1,000 886,000
4.55%, 04/17/26 ................. 250 245,406
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
.. 300 273,294
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.38%
(a)(b)(l)
................... 1,476 1,247,220
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(l)
................... 4,848 3,999,600
Deutsche Bank AG
(a)
(SOFR + 2.16%), 2.22%, 09/18/24 ..... 3,440 3,324,318
Series 2020, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(l)
............... 23,000 19,895,000
(SOFR + 2.58%), 3.96%, 11/26/25 ..... 600 579,311
(SOFR + 3.19%), 6.12%, 07/14/26 ..... 840 853,453
(SOFR + 1.87%), 2.13%, 11/24/26 ..... 595 533,174
(EUR Swap Annual 5 Year + 4.55%),
4.50%
(c)(l)
.................... EUR 1,600 1,345,018
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(c)(l)
.................... 1,400 1,337,863
(EURIBOR Swap Rate 5 Year + 3.30%),
4.00%, 06/24/32
(c)
.............. 800 782,343
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... USD 250 232,721
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
... 1,400 1,371,716
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 930 911,859
4.25%, 10/21/25 ................. 2,000 2,021,977
3.75%, 02/25/26 ................. 675 675,964
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(l)
.................... 11,000 9,295,851
(SOFR + 0.91%), 1.95%, 10/21/27
(a)
... 275 250,965
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 695 687,278
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
... 2,370 1,952,090
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 710 612,388
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
... 780 658,045
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
... 6,122 5,470,396
6.75%, 10/01/37 ................. 650 759,776
5.15%, 05/22/45 ................. 195 195,078
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(c)
.................... 1,900 1,618,919
Huarong Finance 2019 Co. Ltd.
(c)
2.50%, 02/24/23 ................. 534 511,305
(LIBOR USD 3 Month + 1.13%), 2.63%,
02/24/23
(a)
................... 616 597,520
3.75%, 05/29/24 ................. 900 824,794
3.63%, 09/30/30 ................. 1,985 1,495,325
Huarong Finance Co. Ltd., 3.25%, 11/13/24
(c)
200 178,788
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. 25 24,115
4.60%, 03/15/33 ................. 570 592,045
4.25%, 09/21/48 ................. 15 14,008
5.20%, 06/15/62 ................. 375 387,850
Kane Bidco Ltd.
(c)
5.00%, 02/15/27 ................. EUR 300 273,705
6.50%, 02/15/27 ................. GBP 569 610,643
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley
(SOFR + 1.16%), 3.62%, 04/17/25
(a)
... USD 990 $ 980,951
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
... 2,295 2,185,393
3.13%, 07/27/26 ................. 200 195,690
3.95%, 04/23/27 ................. 1,325 1,307,788
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 855 778,683
(SOFR + 1.61%), 4.21%, 04/20/28
(a)
... 6,400 6,401,035
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 1,430 1,383,719
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
................... 800 801,555
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
... 1,985 1,774,702
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 285 271,393
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
... 2,435 2,174,994
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
... 180 149,259
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
... 160 115,847
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 1,438 1,354,912
3.63%, 09/01/30 ................. 2,053 1,874,389
3.88%, 02/15/31 ................. 1,673 1,522,614
3.63%, 11/01/31 ................. 1,086 966,784
3.25%, 08/15/33 ................. 1,998 1,730,926
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. 455 407,284
2.68%, 07/16/30 ................. 500 419,950
2.61%, 07/14/31 ................. 880 723,501
Northern Trust Corp.
3.95%, 10/30/25 ................. 100 101,464
1.95%, 05/01/30 ................. 200 175,064
OWL Rock Core Income Corp., 5.50%,
03/21/25
(b)
.................... 1,381 1,335,001
S&P Global, Inc.
(b)
2.90%, 03/01/32 ................. 405 375,543
3.70%, 03/01/52 ................. 80 72,389
Sherwood Financing plc
(c)
4.50%, 11/15/26 ................. EUR 713 602,106
6.00%, 11/15/26 ................. GBP 234 227,972
(EURIBOR 3 Month + 4.63%), 4.62%,
11/15/27
(a)
................... EUR 239 221,842
State Street Corp., (LIBOR USD 3 Month +
1.00%), 2.83%, 06/15/47
(a)
.......... USD 48,980 38,092,732
Sun Hung Kai & Co. BVI Ltd., 5.00%,
09/07/26
(c)
.................... 750 659,063
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 3,157 3,141,215
Taurus Law 130 Securities S.R.L., (Acquired
12/21/21, cost $11,734,320), 0.00%,
08/24/26
(a)(e)(i)(j)
................. EUR 10,400 10,629,320
UBS Group AG
(a)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(l)
.......................... USD 13,976 14,229,385
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 1,055 1,024,774
(USD Swap Semi 5 Year + 4.87%), 7.00%
(c)
(l)
.......................... 2,023 2,102,666
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13%
(c)(l)
.................... 850 810,177
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
.............. 530 476,778
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(l)
.................... 2,135 1,902,568

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. USD 315 $ 279,770
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)(l)
.................... 6,640 5,336,900
XP, Inc., 3.25%, 07/01/26
(b)
........... 1,708 1,532,076
203,589,021
Chemicals — 0.6%
Air Products & Chemicals, Inc., 2.80%,
05/15/50 ..................... 5 3,957
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 305,756
Ashland LLC, 3.38%, 09/01/31
(b)
........ 2,195 1,875,892
Avient Corp., 7.13%, 08/01/30
(b)
........ 1,361 1,402,402
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 4,687 4,477,028
3.38%, 02/15/29 ................. 3,856 3,361,926
Celanese US Holdings LLC
5.90%, 07/05/24 ................. 1,700 1,712,078
6.38%, 07/15/32 ................. 710 729,226
Chemours Co. (The)
4.00%, 05/15/26 ................. EUR 1,000 947,951
5.75%, 11/15/28
(b)
................ USD 894 851,973
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 4,348 3,684,843
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 575 587,986
5.42%, 11/15/48 ................. 150 153,332
Eastman Chemical Co., 4.80%, 09/01/42 .. 220 201,867
Ecolab, Inc., 2.70%, 12/15/51 ......... 855 647,472
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 15,020 13,866,915
Equate Petrochemical BV
(b)
4.25%, 11/03/26 ................. 1,222 1,205,808
2.63%, 04/28/28 ................. 803 719,689
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 4,176 3,669,493
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 747 657,990
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 3,414 3,337,731
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 1,931 1,958,999
HB Fuller Co., 4.25%, 10/15/28 ........ 1,733 1,542,370
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 3,919 3,284,837
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,483 1,061,899
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,889 2,291,266
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 528 468,500
International Flavors & Fragrances, Inc., 1.23%,
10/01/25
(b)
.................... 1,155 1,055,486
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
1,752 1,391,967
Kronos International, Inc., 3.75%, 09/15/25
(c)
EUR 600 558,898
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 860 737,373
Lune Holdings SARL, 5.63%, 11/15/28
(c)
... EUR 750 665,580
LYB International Finance III LLC
1.25%, 10/01/25 ................. USD 800 733,593
4.20%, 10/15/49 ................. 280 234,689
4.20%, 05/01/50 ................. 55 45,970
3.63%, 04/01/51 ................. 100 76,669
LyondellBasell Industries NV, 4.63%, 02/26/55 220 191,566
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,184,823
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(c)
EUR 200 190,862
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(c)
1,407 1,344,829
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 311 304,585
Olympus Water US Holding Corp.
(c)
3.88%, 10/01/28 ................. EUR 348 287,475
5.38%, 10/01/29 ................. 350 259,731
Pearl Holding II Ltd., 6.00%,
(a)(c)(l)
....... USD 573 3,092
Pearl Holding III Ltd., 9.00%, 10/22/25
(c)
... 456 163,020
Security
Par (000)
Par (000) Value
Chemicals (continued)
Sasol Financing USA LLC, 5.50%, 03/18/31 . USD 2,705 $ 2,205,082
SCIL IV LLC
(EURIBOR 3 Month + 4.38%), 4.37%,
11/01/26
(a)(c)
.................. EUR 324 306,729
4.38%, 11/01/26
(c)
................ 260 219,894
5.38%, 11/01/26
(b)
................ USD 1,825 1,526,731
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 1,193 984,225
4.38%, 02/01/32 ................. 204 167,280
Sherwin-Williams Co. (The)
3.45%, 06/01/27 ................. 289 285,132
2.95%, 08/15/29 ................. 200 184,385
2.30%, 05/15/30 ................. 300 261,056
4.50%, 06/01/47 ................. 195 180,454
3.30%, 05/15/50 ................. 15 11,461
SPCM SA, 3.13%, 03/15/27
(b)
......... 1,016 866,140
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(c)(l)
................... 1,908 1,315,089
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 1,355 1,297,412
5.63%, 08/15/29 ................. 12,660 10,685,040
84,935,504
Commercial Services & Supplies — 0.8%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
1,499 1,327,949
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 16,445 15,934,712
9.75%, 07/15/27
(b)
................ 6,202 5,678,303
3.63%, 06/01/28
(c)
................ EUR 756 640,350
4.63%, 06/01/28
(b)
................ USD 9,109 8,025,711
4.88%, 06/01/28
(c)
................ GBP 310 308,810
6.00%, 06/01/29
(b)
................ USD 8,784 6,752,700
APi Escrow Corp., 4.75%, 10/15/29
(b)
..... 1,044 879,570
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 1,008 839,140
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 1,733 1,716,543
5.75%, 07/15/29 ................. 2,047 1,707,358
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 2,458 2,451,327
6.38%, 05/01/25 ................. 3,410 3,416,274
5.00%, 02/01/28 ................. 2,499 2,441,523
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 102,984
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 1,927 1,913,222
5.13%, 07/15/29 ................. 1,050 1,018,664
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 2,880 2,565,302
5.00%, 09/01/30 ................. 598 522,144
Garda World Security Corp., 4.63%, 02/15/27
(b)
894 806,522
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 535 524,300
3.75%, 08/01/25 ................. 1,136 1,102,619
5.13%, 12/15/26 ................. 8,645 8,701,279
4.00%, 08/01/28 ................. 5,434 4,902,446
3.50%, 09/01/28 ................. 1,663 1,505,015
4.75%, 06/15/29 ................. 2,589 2,381,699
4.38%, 08/15/29 ................. 1,877 1,675,222
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 3,513 3,510,910
Intrum AB
(c)
4.88%, 08/15/25 ................. EUR 838 803,222
3.50%, 07/15/26 ................. 952 835,070
3.00%, 09/15/27 ................. 500 410,098
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,265,523
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 2,848 2,223,320

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Nielsen Finance LLC
(b)
5.63%, 10/01/28 ................. USD 3,643 $ 3,570,140
5.88%, 10/01/30 ................. 1,627 1,596,494
Paprec Holding SA, 3.50%, 07/01/28
(c)
.... EUR 513 432,557
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 1,048 1,046,690
5.75%, 04/15/26 ................. 5,232 5,317,124
6.25%, 01/15/28 ................. 2,282 2,091,864
Republic Services, Inc.
0.88%, 11/15/25 ................. 700 637,663
3.95%, 05/15/28 ................. 1,500 1,507,191
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... 340 340,850
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 1,335 1,220,630
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 883 829,012
Tuspark Forward Ltd., 7.95%, 05/13/24
(c)
.. USD 570 171,000
Verde Bidco SpA, 4.63%, 10/01/26
(c)
..... EUR 231 191,264
Verisure Holding AB
(c)
3.50%, 05/15/23 ................. 1,305 1,318,653
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 346 348,821
3.88%, 07/15/26 ................. 538 507,462
3.25%, 02/15/27 ................. 1,626 1,454,121
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 6,684 6,182,700
117,654,067
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 7,432 3,491,033
Ciena Corp., 4.00%, 01/31/30
(b)
........ 1,562 1,429,230
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 3,926 3,631,550
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 2,234 2,171,672
8.25%, 03/01/27 ................. 839 729,930
7.13%, 07/01/28 ................. 2,392 1,979,380
4.75%, 09/01/29 ................. 3,246 2,822,332
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 900 900,704
4.60%, 05/23/29 ................. 1,325 1,297,562
2.30%, 11/15/30 ................. 780 637,271
2.75%, 05/24/31 ................. 915 767,180
Nokia OYJ
4.38%, 06/12/27 ................. 380 374,619
6.63%, 05/15/39 ................. 2,016 2,077,871
ViaSat, Inc.
(b)
5.63%, 09/15/25 ................. 2,453 2,158,640
5.63%, 04/15/27 ................. 2,719 2,563,745
6.50%, 07/15/28 ................. 3,303 2,457,432
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 2,504 2,205,994
31,696,145
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 1,181 1,081,353
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,372,570
Cellnex Finance Co. SA
(c)
1.00%, 09/15/27 ................. EUR 200 176,528
1.50%, 06/08/28 ................. 800 708,268
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(m)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 780 715,502
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(c)
............... 536 516,336
Heathrow Finance plc
(c)(d)
5.25%, 03/01/24 ................. GBP 200 233,681
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
4.63%, 09/01/29 ................. GBP 1,071 $ 1,098,842
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 1,045 968,387
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
3,191 3,007,518
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(c)
.................... 1,720 1,338,951
12,217,936
Construction Materials — 0.0%
Cemex SAB de CV, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.53%), 5.13%
(a)(b)(l)
.............. 1,682 1,404,470
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,575,644
6.50%, 07/15/25 ................. 885 915,149
2.45%, 10/29/26 ................. 1,800 1,601,281
3.00%, 10/29/28 ................. 565 495,803
3.30%, 01/30/32 ................. 550 461,923
Ally Financial, Inc.
5.75%, 11/20/25 ................. 2,010 2,035,567
2.20%, 11/02/28 ................. 645 548,618
American Express Co.
3.95%, 08/01/25 ................. 2,300 2,316,312
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%
(a)(l)
.................... 35,415 31,129,785
American Honda Finance Corp.
1.95%, 05/10/23 ................. 590 584,986
1.20%, 07/08/25 ................. 1,420 1,334,424
Capital One Financial Corp.
3.30%, 10/30/24 ................. 1,000 982,072
(SOFR + 1.29%), 2.64%, 03/03/26
(a)
... 1,475 1,401,618
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(l)
.................... 16,300 14,180,777
(SOFR + 0.86%), 1.88%, 11/02/27
(a)
.... 300 267,719
3.80%, 01/31/28 ................. 560 541,641
(SOFR + 1.27%), 2.62%, 11/02/32
(a)
.... 420 347,294
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 336 282,085
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 444 438,929
5.38%, 02/15/26 ................. GBP 300 342,744
4.25%, 06/01/28 ................. 897 891,644
Ford Motor Credit Co. LLC
3.35%, 11/01/22 ................. USD 411 409,878
3.81%, 01/09/24 ................. 1,775 1,752,871
5.58%, 03/18/24 ................. 1,700 1,715,317
4.69%, 06/09/25 ................. 200 198,566
5.13%, 06/16/25 ................. 2,956 2,946,866
4.13%, 08/04/25 ................. 3,078 3,035,678
3.38%, 11/13/25 ................. 724 690,848
4.39%, 01/08/26 ................. 2,800 2,725,283
2.70%, 08/10/26 ................. 1,717 1,560,324
4.95%, 05/28/27 ................. 7,244 7,117,230
4.13%, 08/17/27 ................. 519 492,375
3.82%, 11/02/27 ................. 297 272,215
2.90%, 02/16/28 ................. 3,210 2,784,737
5.11%, 05/03/29 ................. 1,834 1,782,996
4.00%, 11/13/30 ................. 2,217 1,959,646
3.63%, 06/17/31 ................. 892 756,559
General Motors Financial Co., Inc.
3.25%, 01/05/23 ................. 7,750 7,721,601
2.40%, 04/10/28 ................. 255 221,171

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(k)
...... USD 2,239 $ 1,723,955
John Deere Capital Corp., 2.60%, 03/07/24 . 205 203,447
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(c)(l)
.......... 736 673,118
Lincoln Financing SARL, 3.63%, 04/01/24
(c)
. EUR 500 500,963
Manappuram Finance Ltd., 5.90%, 01/13/23
(c)
USD 2,944 2,892,480
Muthoot Finance Ltd., 4.40%, 09/02/23
(c)
... 2,665 2,568,394
Navient Corp.
7.25%, 09/25/23 ................. 376 381,061
6.13%, 03/25/24 ................. 1,629 1,620,521
5.88%, 10/25/24 ................. 600 588,171
5.50%, 03/15/29 ................. 1,850 1,586,079
OneMain Finance Corp.
6.88%, 03/15/25 ................. 3,103 3,064,212
7.13%, 03/15/26 ................. 5,318 5,147,687
3.50%, 01/15/27 ................. 1,857 1,581,128
6.63%, 01/15/28 ................. 899 842,929
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(c)
.................... 7,277 7,058,690
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,158,865
Toyota Motor Credit Corp.
1.15%, 08/13/27 ................. 1,525 1,363,862
3.38%, 04/01/30 ................. 527 512,986
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
2,393 2,083,154
Volkswagen International Finance NV
(a)(c)(l)
(EUR Swap Annual 5 Year + 2.92%), 3.75% EUR 500 461,941
(EUR Swap Annual 9 Year + 3.36%), 4.38% 100 89,810
137,923,629
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... USD 4,380 3,314,352
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 5,375 5,529,531
2.00%, 09/01/28
(c)
................ EUR 388 346,941
3.25%, 09/01/28
(b)
................ USD 467 433,521
3.00%, 09/01/29
(c)
................ EUR 559 468,870
4.00%, 09/01/29
(b)
................ USD 16,121 13,864,060
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 680 649,400
2.13%, 08/15/26
(c)
................ EUR 800 692,537
4.13%, 08/15/26
(b)
................ USD 2,494 2,207,190
4.75%, 07/15/27
(c)
................ GBP 131 119,080
5.25%, 08/15/27
(b)
................ USD 2,087 1,587,494
Ball Corp.
5.25%, 07/01/25 ................. 113 114,356
2.88%, 08/15/30 ................. 747 643,308
3.13%, 09/15/31 ................. 2,726 2,388,657
Berry Global, Inc., 1.57%, 01/15/26 ...... 2,295 2,090,143
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 728,241
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 5,661 5,716,025
8.75%, 04/15/30 ................. 2,587 2,467,403
Crown Americas LLC
4.75%, 02/01/26 ................. 3,652 3,624,172
4.25%, 09/30/26 ................. 4,724 4,601,270
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 397,352
Graphic Packaging International LLC
3.50%, 03/15/28
(b)
................ 3,023 2,792,511
2.63%, 02/01/29
(c)
................ EUR 100 85,978
3.50%, 03/01/29
(b)
................ USD 364 328,127
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,373,966
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 938 814,880
LABL, Inc., 5.88%, 11/01/28
(b)
......... USD 2,185 1,996,544
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... USD 4,205 $ 4,159,229
OI European Group BV
(c)
3.13%, 11/15/24 ................. EUR 200 194,190
2.88%, 02/15/25 ................. 766 726,237
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... USD 3,552 2,933,286
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 523 496,850
Silgan Holdings, Inc., 3.25%, 03/15/25 .... EUR 100 100,237
Titan Holdings II BV, 5.13%, 07/15/29
(c)
... 385 325,549
Trivium Packaging Finance BV
(b)(d)
5.50%, 08/15/26 ................. USD 9,570 9,426,450
8.50%, 08/15/27 ................. 10,398 9,928,694
Verallia SA, 1.88%, 11/10/31
(c)
......... EUR 300 241,511
WestRock MWV LLC, 8.20%, 01/15/30 .... USD 200 244,074
WRKCo, Inc.
3.75%, 03/15/25 ................. 325 323,904
4.90%, 03/15/29 ................. 400 412,953
3.00%, 06/15/33 ................. 855 749,404
90,638,477
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 4,772 4,465,971
3.88%, 11/15/29 ................. 745 636,975
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 831 725,056
Resideo Funding, Inc., 4.00%, 09/01/29 ... 493 420,179
6,248,181
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 998 999,901
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 1,634 1,389,851
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 1,260 1,117,152
Service Corp. International
5.13%, 06/01/29 ................. USD 716 716,000
3.38%, 08/15/30 ................. 1,285 1,142,044
4.00%, 05/15/31 ................. 3,371 3,101,471
Sotheby's
(b)
7.38%, 10/15/27 ................. 7,409 7,129,222
5.88%, 06/01/29 ................. 1,976 1,713,879
17,309,520
Diversified Financial Services — 0.2%
ATF Netherlands BV, (EUR Swap Annual 5
Year + 4.38%), 3.75%
(a)(c)(l)
.......... EUR 100 96,703
Castor SpA, (EURIBOR 3 Month + 5.25%),
5.25%, 02/15/29
(a)(c)
.............. 248 231,822
doValue SpA
(c)
5.00%, 08/04/25 ................. 500 482,939
3.38%, 07/31/26 ................. 403 352,347
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. 1,732 1,519,974
7.75%, 11/01/25 ................. GBP 744 785,540
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. USD 3,083 2,584,131
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 1,541 1,433,130
NTT Finance Corp.
(b)
4.14%, 07/26/24 ................. 355 358,588
1.16%, 04/03/26 ................. 2,845 2,601,967
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 258 165,894
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 1,924 1,957,478
7.38%, 09/01/25 ................. 1,453 1,440,787
Shell International Finance BV
2.38%, 11/07/29 ................. 20 18,139

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
4.38%, 05/11/45 ................. USD 10 $ 9,863
3.00%, 11/26/51 ................. 130 104,130
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 5,879 5,518,911
Siemens Financieringsmaatschappij NV
(b)
0.65%, 03/11/24 ................. 880 845,177
2.88%, 03/11/41 ................. 1,325 1,081,068
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 12,882 12,939,389
34,527,977
Diversified Telecommunication Services — 1.7%
Altice France Holding SA
8.00%, 05/15/27
(b)
................ EUR 500 444,592
8.00%, 05/15/27
(c)
................ 299 265,866
10.50%, 05/15/27
(b)
............... USD 18,490 17,461,956
Altice France SA
2.50%, 01/15/25
(c)
................ EUR 817 770,301
5.88%, 02/01/27
(c)
................ 1,400 1,346,663
8.13%, 02/01/27
(b)
................ USD 10,069 9,942,836
5.50%, 01/15/28
(b)
................ 4,359 3,843,461
4.13%, 01/15/29
(c)
................ EUR 599 512,724
5.13%, 01/15/29
(b)
................ USD 894 757,299
4.25%, 10/15/29
(c)
................ EUR 260 219,240
5.50%, 10/15/29
(b)
................ USD 325 279,523
Arqiva Broadcast Finance plc, 6.75%,
09/30/23
(c)
.................... GBP 700 829,017
AT&T, Inc.
4.35%, 03/01/29 ................. USD 25 25,218
4.50%, 05/15/35 ................. 2,915 2,891,761
5.35%, 09/01/40 ................. 1,500 1,560,757
4.65%, 06/01/44 ................. 200 188,037
3.65%, 06/01/51 ................. 710 578,430
3.50%, 09/15/53 ................. 164 129,650
3.55%, 09/15/55 ................. 926 721,877
3.80%, 12/01/57 ................. 790 640,510
3.65%, 09/15/59 ................. 406 316,355
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(f)
(m)
......................... 1,000 4,250
British Telecommunications plc
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ............... 400 350,936
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ............... 1,000 842,500
CCO Holdings LLC
5.13%, 05/01/27
(b)
................ 4,098 4,013,786
5.00%, 02/01/28
(b)
................ 2,233 2,154,845
5.38%, 06/01/29
(b)
................ 5,674 5,407,038
4.75%, 03/01/30
(b)
................ 6,384 5,809,440
4.50%, 08/15/30
(b)
................ 4,324 3,843,690
4.25%, 02/01/31
(b)
................ 7,673 6,656,328
4.75%, 02/01/32
(b)
................ 3,869 3,416,811
4.50%, 05/01/32 ................. 1,279 1,105,785
4.50%, 06/01/33
(b)
................ 2,030 1,715,350
4.25%, 01/15/34
(b)
................ 10,437 8,621,327
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 200 180,563
1.75%, 10/23/30 ................. 400 332,182
0.75%, 11/20/31
(j)
................ 5,500 4,456,517
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... USD 5,834 5,017,240
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
............... 12 15,365
eircom Finance DAC, 1.75%, 11/01/24
(c)
... EUR 700 698,837
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. USD 1,983 1,953,533
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.00%, 05/01/28 ................. USD 7,654 $ 7,192,770
6.75%, 05/01/29 ................. 3,439 3,060,710
6.00%, 01/15/30 ................. 2,704 2,271,549
8.75%, 05/15/30 ................. 1,319 1,400,633
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 4,420 4,242,537
7.00%, 10/15/28 ................. 5,013 4,811,753
Iliad SA
(c)
1.50%, 10/14/24 ................. EUR 300 296,727
2.38%, 06/17/26 ................. 300 287,987
1.88%, 02/11/28 ................. 200 175,801
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
216 190,565
Level 3 Financing, Inc.
(b)
4.63%, 09/15/27 ................. USD 3,262 2,981,598
4.25%, 07/01/28 ................. 2,050 1,788,526
3.63%, 01/15/29 ................. 1,274 1,064,758
3.75%, 07/15/29 ................. 2,549 2,109,298
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 775 675,848
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 1,947 1,816,155
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... USD 1,103 1,120,843
Series Y, 7.50%, 04/01/24 .......... 1,612 1,653,428
5.13%, 12/15/26
(b)
................ 5,924 5,396,112
4.00%, 02/15/27
(b)
................ 4,998 4,598,260
4.50%, 01/15/29
(b)
................ 5,127 4,063,148
5.38%, 06/15/29
(b)
................ 5,406 4,514,010
Series P, 7.60%, 09/15/39 .......... 800 645,036
Series U, 7.65%, 03/15/42 .......... 1,212 945,360
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(c)(l)
................... 4,615 4,429,477
Quebecor Media, Inc., 5.75%, 01/15/23 ... 2,730 2,740,237
Sprint Capital Corp.
6.88%, 11/15/28 ................. 9,502 10,665,995
8.75%, 03/15/32 ................. 9,406 12,180,770
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 3,059 3,059,979
4.13%, 06/15/29 ................. 4,819 4,876,491
TDC Holding A/S, 6.88%, 02/23/23
(c)(d)
.... GBP 700 843,935
Telecom Italia Capital SA
6.38%, 11/15/33 ................. USD 1,333 1,111,589
6.00%, 09/30/34 ................. 4,075 3,210,397
7.20%, 07/18/36 ................. 142 117,772
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 410 438,667
Telecom Italia SpA
4.00%, 04/11/24
(c)
................ 200 203,388
5.30%, 05/30/24
(b)
................ USD 1,446 1,405,873
2.75%, 04/15/25
(c)
................ EUR 500 484,274
2.38%, 10/12/27
(c)
................ 600 518,162
1.63%, 01/18/29
(c)
................ 2,749 2,070,968
Telefonica Emisiones SA
4.10%, 03/08/27 ................. USD 600 596,602
4.90%, 03/06/48 ................. 670 577,556
Verizon Communications, Inc.
3.88%, 02/08/29 ................. 3,275 3,265,493
4.02%, 12/03/29 ................. 24 24,085
1.50%, 09/18/30 ................. 285 237,277
1.68%, 10/30/30 ................. 711 594,509
2.55%, 03/21/31 ................. 420 373,201
2.36%, 03/15/32 ................. 540 466,389
5.85%, 09/15/35 ................. 690 776,786
4.27%, 01/15/36 ................. 720 710,004
2.65%, 11/20/40 ................. 1,400 1,081,342

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.40%, 03/22/41 ................. USD 4,055 $ 3,452,217
2.85%, 09/03/41 ................. 440 345,379
3.85%, 11/01/42 ................. 85 75,786
3.70%, 03/22/61 ................. 934 765,585
Virgin Media Finance plc
3.75%, 07/15/30
(c)
................ EUR 661 542,264
5.00%, 07/15/30
(b)
................ USD 1,350 1,143,659
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
................ GBP 100 110,820
5.50%, 05/15/29
(b)
................ USD 2,800 2,660,000
4.50%, 08/15/30
(b)
................ 1,246 1,121,400
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 23,262 20,360,298
6.13%, 03/01/28 ................. 13,325 10,326,875
255,591,309
Electric Utilities — 0.8%
Adani Electricity Mumbai Ltd., 3.87%,
07/22/31
(c)
.................... 830 644,437
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 58,693
Alabama Power Co.
4.15%, 08/15/44 ................. 300 277,158
3.13%, 07/15/51 ................. 55 43,407
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 200 191,474
3.20%, 09/15/49 ................. 525 424,017
2.90%, 06/15/50 ................. 105 80,013
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 285 269,155
Series K2, 6.95%, 03/15/33 ......... 100 123,628
Commonwealth Edison Co.
5.90%, 03/15/36 ................. 200 233,485
Series 133, 3.85%, 03/15/52 ......... 500 461,823
DTE Electric Co., Series B, 3.65%, 03/01/52 100 89,992
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 1,205 1,112,654
6.05%, 04/15/38 ................. 100 114,489
3.70%, 12/01/47 ................. 600 523,957
3.20%, 08/15/49 ................. 882 724,222
3.55%, 03/15/52 ................. 200 173,194
Duke Energy Corp.
2.45%, 06/01/30 ................. 425 374,081
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 18,465 14,652,989
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,225 2,044,795
1.75%, 06/15/30 ................. 255 218,985
6.40%, 06/15/38 ................. 400 479,411
3.85%, 11/15/42 ................. 320 288,741
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,868 2,810,017
4.10%, 05/15/42 ................. 100 94,047
Edison International
2.40%, 09/15/22 ................. 1,985 1,981,350
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(l)
.................... 1,870 1,577,501
Emera US Finance LP, 0.83%, 06/15/24 ... 975 916,398
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 1,890 1,674,550
Eversource Energy
2.80%, 05/01/23 ................. 690 685,603
4.60%, 07/01/27 ................. 365 376,584
Exelon Corp.
3.95%, 06/15/25 ................. 595 597,334
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.05%, 04/15/30 ................. USD 300 $ 297,466
4.70%, 04/15/50 ................. 250 245,103
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(d)
......... 1,500 1,469,550
2.65%, 03/01/30 ................. 1,718 1,511,840
Series B, 2.25%, 09/01/30 .......... 161 136,448
Series C, 5.35%, 07/15/47
(d)
......... 149 133,496
Series C, 3.40%, 03/01/50 .......... 5,507 4,110,149
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 1,235 1,227,047
5.45%, 07/15/44 ................. 5,163 5,223,916
4.55%, 04/01/49 ................. 1,448 1,318,266
Florida Power & Light Co.
5.65%, 02/01/37 ................. 500 571,021
3.70%, 12/01/47 ................. 365 333,934
3.15%, 10/01/49 ................. 465 386,927
2.88%, 12/04/51 ................. 218 172,299
Georgia Power Co., 4.70%, 05/15/32 ..... 1,640 1,704,432
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(c)
.................... 500 468,125
India Cleantech Energy, 4.70%, 08/10/26
(b)
. 1,718 1,434,720
Interstate Power and Light Co.
3.25%, 12/01/24 ................. 300 297,306
3.10%, 11/30/51 ................. 100 76,471
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 3,114 2,999,755
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 1,025 1,024,829
4.25%, 07/15/49 ................. 1,175 1,139,124
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
.................... 4,260 3,462,049
Naturgy Finance BV
(a)(c)(l)
(EUR Swap Annual 9 Year + 3.08%), 3.38% EUR 200 191,599
(EUR Swap Annual 5 Year + 2.44%), 2.37% 900 725,482
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 ................. USD 215 212,913
1.90%, 06/15/28 ................. 700 627,362
2.44%, 01/15/32 ................. 184 160,904
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
.............. 18,905 15,684,162
Northern States Power Co.
2.90%, 03/01/50 ................. 350 278,058
2.60%, 06/01/51 ................. 360 275,370
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 800 705,212
5.75%, 01/15/28 ................. 1,122 1,081,227
5.25%, 06/15/29
(b)
................ 544 510,000
3.63%, 02/15/31
(b)
................ 2,052 1,718,764
3.88%, 02/15/32
(b)
................ 2,036 1,740,230
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 1,200 999,491
4.00%, 06/01/49 ................. 975 860,613
Series R, 2.90%, 10/01/51 .......... 55 41,334
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 ................. 840 755,732
3.70%, 05/15/50 ................. 275 247,882
4.60%, 06/01/52
(b)
................ 600 623,594
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 1,460 1,397,170
3.30%, 12/01/27 ................. 1,065 948,116
4.45%, 04/15/42 ................. 475 369,741
4.00%, 12/01/46 ................. 258 184,650
4.95%, 07/01/50 ................. 1,672 1,384,621
5.25%, 03/01/52 ................. 470 401,373
PacifiCorp, 2.90%, 06/15/52 .......... 620 475,370

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... USD 3,600 $ 3,339,648
PECO Energy Co.
2.85%, 09/15/51 ................. 130 100,422
4.60%, 05/15/52 ................. 200 209,588
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 23,061
Progress Energy, Inc.
7.00%, 10/30/31 ................. 100 115,434
6.00%, 12/01/39 ................. 350 379,243
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 ......... 600 493,505
2.70%, 01/15/51 ................. 100 74,466
Series 39, 4.50%, 06/01/52 ......... 100 101,348
Public Service Electric & Gas Co.
5.80%, 05/01/37 ................. 100 116,699
2.05%, 08/01/50 ................. 280 182,979
3.00%, 03/01/51 ................. 100 80,318
Southern California Edison Co.
Series J, 0.70%, 08/01/23 .......... 305 296,680
1.10%, 04/01/24 ................. 600 575,091
Series D, 4.70%, 06/01/27 .......... 465 477,507
4.00%, 04/01/47 ................. 725 610,527
Series B, 4.88%, 03/01/49 .......... 70 66,132
3.65%, 02/01/50 ................. 700 558,060
Series 20A, 2.95%, 02/01/51 ........ 240 171,418
Series H, 3.65%, 06/01/51 .......... 435 353,165
3.45%, 02/01/52 ................. 200 157,468
Series E, 5.45%, 06/01/52 .......... 490 504,073
Southern Co. (The), 4.48%, 08/01/24
(d)
.... 1,325 1,336,596
Tampa Electric Co.
4.35%, 05/15/44 ................. 100 94,741
4.45%, 06/15/49 ................. 475 455,506
3.45%, 03/15/51 ................. 135 112,071
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... 250 285,998
6.35%, 11/30/37 ................. 300 357,108
4.45%, 02/15/44 ................. 300 291,862
4.60%, 12/01/48 ................. 595 596,231
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 2,250 2,249,213
5.50%, 09/01/26 ................. 302 305,627
5.63%, 02/15/27 ................. 1,344 1,348,314
5.00%, 07/31/27 ................. 140 137,837
4.38%, 05/01/29 ................. 5,635 5,238,690
Wisconsin Electric Power Co., 2.05%, 12/15/24 400 388,352
118,848,405
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(c)
.................... EUR 588 453,540
Orano SA, 3.38%, 04/23/26
(c)
.......... 100 97,017
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. USD 3,445 3,462,880
4.00%, 04/15/29 ................. 2,040 1,854,972
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 7,662 6,780,870
12,649,279
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 3.88%, 03/15/28
(c)
........ EUR 500 473,152
II-VI, Inc., 5.00%, 12/15/29
(b)
.......... USD 5,898 5,617,845
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 5,685 5,276,684
3.75%, 02/15/31 ................. 750 651,664
12,019,345
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. USD 1,728 $ 1,612,743
6.25%, 04/01/28 ................. 3,731 3,376,219
CGG SA, 7.75%, 04/01/27
(c)
.......... EUR 567 515,757
Halliburton Co.
3.80%, 11/15/25 ................. USD 187 187,354
2.92%, 03/01/30 ................. 650 595,833
5.00%, 11/15/45 ................. 275 265,599
Hilong Holding Ltd., 9.75%, 11/18/24
(c)
.... 415 199,278
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 620 562,650
7.50%, 01/15/28 ................. 1,152 1,002,125
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 2,707 2,679,930
Saipem Finance International BV
(c)
2.63%, 01/07/25 ................. EUR 700 652,534
3.38%, 07/15/26 ................. 500 436,855
Tervita Corp., 11.00%, 12/01/25
(b)
....... USD 993 1,079,887
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 1,164 1,103,024
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,266 2,123,876
6.88%, 09/01/27 ................. 2,042 1,866,960
Vallourec SA, 8.50%, 06/30/26
(c)
........ EUR 717 701,094
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. USD 1,357 1,291,131
8.63%, 04/30/30 ................. 1,723 1,558,109
21,810,958
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(b)
.................... 1,185 1,051,557
Banijay Group SAS, 6.50%, 03/01/26
(c)
.... EUR 700 634,176
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 6,157 5,012,009
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 656,595
6.50%, 05/15/27 ................. 11,388 11,686,935
4.75%, 10/15/27 ................. 1,698 1,617,345
3.75%, 01/15/28 ................. 3,836 3,509,028
Magallanes, Inc.
(b)
4.28%, 03/15/32 ................. 900 839,943
5.14%, 03/15/52 ................. 800 704,335
NBCUniversal Media LLC, 5.95%, 04/01/41 . 380 436,809
Netflix, Inc., 4.88%, 04/15/28 .......... 2,045 2,030,440
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 3,885 3,485,000
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 85 81,583
Walt Disney Co. (The)
1.65%, 09/01/22 ................. 10 9,993
6.40%, 12/15/35 ................. 375 454,073
3.50%, 05/13/40 ................. 1,108 988,221
3.60%, 01/13/51 ................. 200 175,507
WMG Acquisition Corp.
3.88%, 07/15/30
(b)
................ 1,234 1,125,161
2.25%, 08/15/31
(c)
................ EUR 773 642,803
35,141,513
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. USD 1,925 1,900,089
4.90%, 12/15/30 ................. 835 855,097
1.88%, 02/01/33 ................. 900 705,030
American Tower Corp.
3.50%, 01/31/23 ................. 1,680 1,679,511
3.38%, 10/15/26 ................. 995 959,866
3.95%, 03/15/29 ................. 615 593,441
2.10%, 06/15/30 ................. 1,995 1,667,371
2.70%, 04/15/31 ................. 600 519,465

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.05%, 03/15/32 ................. USD 600 $ 574,317
Boston Properties LP
3.40%, 06/21/29 ................. 500 458,941
2.90%, 03/15/30 ................. 660 579,517
3.25%, 01/30/31 ................. 600 532,201
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 1,856 1,620,477
Camden Property Trust, 2.80%, 05/15/30 .. 290 264,120
Crown Castle International Corp.
3.80%, 02/15/28 ................. 1,075 1,045,793
4.30%, 02/15/29 ................. 715 708,511
3.10%, 11/15/29 ................. 200 182,974
2.10%, 04/01/31 ................. 900 749,703
2.50%, 07/15/31 ................. 1,200 1,027,844
2.90%, 04/01/41 ................. 200 151,417
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 1,248 1,102,683
Duke Realty LP
2.88%, 11/15/29 ................. 100 92,175
3.05%, 03/01/50 ................. 120 90,162
Equinix, Inc.
1.45%, 05/15/26 ................. 500 455,313
2.90%, 11/18/26 ................. 575 547,223
3.90%, 04/15/32 ................. 800 757,969
3.00%, 07/15/50 ................. 225 159,530
2.95%, 09/15/51 ................. 665 469,206
3.40%, 02/15/52 ................. 500 379,325
ERP Operating LP, 2.85%, 11/01/26 ..... 530 507,916
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 998 875,000
GLP Capital LP
4.00%, 01/15/30 ................. 2,175 1,965,180
3.25%, 01/15/32 ................. 65 55,090
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,146,990
Healthpeak Properties, Inc.
3.00%, 01/15/30 ................. 458 414,455
2.88%, 01/15/31 ................. 75 66,944
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 1,407 1,268,615
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 ................. 3,555 3,325,809
5.63%, 07/15/32 ................. 2,487 2,332,930
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(c)
. 2,920 2,372,500
Mid-America Apartments LP, 1.70%, 02/15/31 230 187,578
MPT Operating Partnership LP
5.25%, 08/01/26 ................. 1,055 1,032,581
5.00%, 10/15/27 ................. 1,392 1,339,800
4.63%, 08/01/29 ................. 5,394 5,056,875
3.50%, 03/15/31 ................. 9,460 8,144,540
Prologis LP
2.13%, 04/15/27 ................. 100 94,440
2.25%, 04/15/30 ................. 600 537,712
Realty Income Corp.
3.88%, 04/15/25 ................. 450 452,626
3.00%, 01/15/27 ................. 370 355,483
3.95%, 08/15/27 ................. 360 358,645
2.20%, 06/15/28 ................. 320 288,819
2.85%, 12/15/32 ................. 45 40,233
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 7,371 7,113,015
4.50%, 02/15/29
(b)
................ 4,078 3,718,665
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 ................. 847 794,529
4.00%, 09/15/29 ................. 741 656,711
SBA Communications Corp.
3.88%, 02/15/27 ................. 6,668 6,353,537
3.13%, 02/01/29 ................. 1,047 916,125
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust, 7.50%, 09/15/25 .. USD 808 $ 783,404
Simon Property Group LP
3.25%, 09/13/49 ................. 200 150,144
3.80%, 07/15/50 ................. 660 546,054
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,546 1,447,249
UDR, Inc.
3.20%, 01/15/30 ................. 300 272,965
2.10%, 08/01/32 ................. 85 68,198
Uniti Group LP
(b)
7.88%, 02/15/25 ................. 1,250 1,257,813
4.75%, 04/15/28 ................. 3,692 3,249,400
6.50%, 02/15/29 ................. 3,695 2,844,448
6.00%, 01/15/30 ................. 1,095 781,912
Ventas Realty LP, 3.00%, 01/15/30 ...... 680 611,248
VICI Properties LP
3.50%, 02/15/25
(b)
................ 2,324 2,196,278
4.63%, 06/15/25
(b)
................ 379 367,856
4.50%, 09/01/26
(b)
................ 67 63,946
4.25%, 12/01/26
(b)
................ 147 138,159
4.50%, 01/15/28
(b)
................ 820 764,504
3.88%, 02/15/29
(b)
................ 397 362,457
4.63%, 12/01/29
(b)
................ 1,637 1,559,308
4.13%, 08/15/30
(b)
................ 2,184 1,993,927
5.13%, 05/15/32 ................. 905 899,398
Welltower, Inc., 2.05%, 01/15/29 ........ 485 421,666
93,382,948
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 2,015 1,814,151
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,763 2,567,656
4.63%, 01/15/27 ................. 3,977 3,757,036
5.88%, 02/15/28 ................. 3,075 2,982,750
4.88%, 02/15/30 ................. 3,830 3,504,450
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 1,000 989,463
4.50%, 02/16/26 ................. 1,141 1,153,293
Casino Guichard Perrachon SA
(c)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(l)
.................... EUR 800 312,011
5.25%, 04/15/27 ................. 900 595,600
Iceland Bondco plc
(c)
4.63%, 03/15/25 ................. GBP 1,225 1,245,657
4.38%, 05/15/28 ................. 625 549,913
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
.. 1,494 1,519,193
Ocado Group plc, 3.88%, 10/08/26
(c)
..... 835 816,728
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 5,164 4,588,730
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 504 465,683
Quatrim SASU, 5.88%, 01/15/24
(c)
...... 900 873,623
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 368 370,300
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 1,630 1,660,563
4.75%, 02/15/29 ................. 2,292 2,139,433
4.63%, 06/01/30 ................. 1,752 1,605,270
Walmart, Inc.
1.50%, 09/22/28 ................. 100 90,422
2.65%, 09/22/51 ................. 630 501,059
34,102,984
Food Products — 0.3%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 7,741 7,450,713
4.63%, 11/15/28 ................. 5,887 5,307,189
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 3,923 4,057,284
General Mills, Inc., 3.00%, 02/01/51 ..... 46 35,325

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Food Products (continued)
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... USD 2,114 $ 1,779,622
Knight Castle Investments Ltd., 7.99%,
01/23/21
(c)(f)(m)
.................. 231 161,700
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................. 400 397,744
6.50%, 02/09/40 ................. 1,215 1,340,293
4.38%, 06/01/46 ................. 1,254 1,102,275
4.88%, 10/01/49 ................. 5,265 4,923,754
5.50%, 06/01/50 ................. 8,287 8,442,964
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,376 1,340,568
4.13%, 01/31/30 ................. 2,679 2,496,736
4.38%, 01/31/32 ................. 3,600 3,377,501
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 1,092 922,057
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 524,685
5.63%, 01/15/28 ................. 942 927,870
5.50%, 12/15/29 ................. 124 117,212
4.63%, 04/15/30 ................. 444 398,162
4.50%, 09/15/31 ................. 186 165,075
Premier Foods Finance plc, 3.50%, 10/15/26
(c)
GBP 569 627,793
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 3,620 3,304,915
Tereos Finance Groupe I SA, 7.50%, 10/30/25
(c)
EUR 687 724,442
49,925,879
Gas Utilities — 0.0%
Atmos Energy Corp.
2.63%, 09/15/29 ................. USD 100 92,424
4.13%, 10/15/44 ................. 100 92,747
2.85%, 02/15/52 ................. 305 231,143
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 170 143,539
China Oil & Gas Group Ltd., 5.50%, 01/25/23
(c)
123 119,886
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
............... 1,847 1,342,538
Piedmont Natural Gas Co., Inc., 5.05%,
05/15/52 ..................... 100 102,572
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 619 563,920
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 410 308,510
2,997,279
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. USD 500 513,270
4.75%, 11/30/36 ................. 845 946,401
6.15%, 11/30/37 ................. 240 295,631
Avantor Funding, Inc.
2.63%, 11/01/25
(c)
................ EUR 200 199,835
4.63%, 07/15/28
(b)
................ USD 9,472 9,118,884
3.88%, 11/01/29
(b)
................ 1,508 1,388,144
Becton Dickinson and Co.
3.73%, 12/15/24 ................. 158 158,176
3.70%, 06/06/27 ................. 2,775 2,748,863
4.69%, 12/15/44 ................. 540 541,012
4.67%, 06/06/47 ................. 285 282,919
3.79%, 05/20/50 ................. 261 226,155
DH Europe Finance II SARL, 2.05%, 11/15/22 715 712,540
Embecta Corp., 6.75%, 02/15/30
(b)
...... 1,236 1,135,266
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 1,738 1,824,952
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 1,658 1,498,417
5.25%, 10/01/29 ................. 11,916 10,769,085
Teleflex, Inc.
4.63%, 11/15/27 ................. 172 169,157
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.25%, 06/01/28
(b)
................ USD 1,117 $ 1,052,912
33,581,619
Health Care Providers & Services — 0.9%
180 Medical, Inc., 3.88%, 10/15/29
(b)
..... 460 418,192
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 705 696,152
5.00%, 04/15/29 ................. 1,223 1,185,148
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 449 424,921
5.13%, 03/01/30 ................. 204 187,117
Aetna, Inc.
4.75%, 03/15/44 ................. 550 523,611
3.88%, 08/15/47 ................. 326 280,267
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 1,985,538
Banner Health
2.91%, 01/01/42 ................. 100 79,541
2.91%, 01/01/51 ................. 100 75,497
CAB SELAS, 3.38%, 02/01/28
(c)
........ EUR 514 456,939
Cano Health LLC, 6.25%, 10/01/28
(b)
..... USD 872 781,711
Centene Corp.
2.45%, 07/15/28 ................. 4,372 3,912,940
4.63%, 12/15/29 ................. 1,334 1,315,657
3.00%, 10/15/30 ................. 9,966 8,895,054
2.50%, 03/01/31 ................. 12,446 10,677,548
2.63%, 08/01/31 ................. 2,562 2,184,717
Chrome Bidco SASU, 3.50%, 05/31/28
(c)
... EUR 1,468 1,330,699
Cigna Corp.
4.13%, 11/15/25 ................. USD 400 405,861
6.13%, 11/15/41 ................. 140 159,148
4.90%, 12/15/48 ................. 45 45,367
CommonSpirit Health
3.35%, 10/01/29 ................. 500 463,675
2.78%, 10/01/30 ................. 225 197,413
3.82%, 10/01/49 ................. 300 251,705
3.91%, 10/01/50 ................. 440 356,156
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 2,849 2,720,795
5.63%, 03/15/27 ................. 2,723 2,420,066
6.00%, 01/15/29 ................. 5,122 4,468,945
6.88%, 04/15/29 ................. 273 151,515
6.13%, 04/01/30 ................. 483 258,227
CVS Health Corp.
1.30%, 08/21/27 ................. 160 142,834
4.30%, 03/25/28 ................. 789 802,011
1.88%, 02/28/31 ................. 2,835 2,371,572
5.13%, 07/20/45 ................. 1,150 1,172,865
5.05%, 03/25/48 ................. 1,530 1,554,083
Elevance Health, Inc.
2.38%, 01/15/25 ................. 105 102,226
6.38%, 06/15/37 ................. 500 603,168
4.65%, 01/15/43 ................. 250 248,900
3.70%, 09/15/49 ................. 625 544,287
4.55%, 05/15/52 ................. 400 399,684
Encompass Health Corp.
4.50%, 02/01/28 ................. 346 320,119
4.75%, 02/01/30 ................. 3,606 3,326,030
4.63%, 04/01/31 ................. 1,444 1,296,366
HCA, Inc.
5.38%, 09/01/26 ................. 1,170 1,206,855
3.50%, 09/01/30 ................. 210 191,623
5.50%, 06/15/47 ................. 960 927,686
5.25%, 06/15/49 ................. 965 905,900
3.50%, 07/15/51 ................. 625 461,538
4.63%, 03/15/52
(b)
................ 2,825 2,463,048
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 7,204 6,709,373

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ..................... USD 500 $ 444,672
Humana, Inc., 2.15%, 02/03/32 ........ 255 216,359
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 236,379
Kedrion SpA, 3.38%, 05/15/26
(c)
........ EUR 400 366,134
Korian SA
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 9.08%), 4.13%
(a)(c)(l)
GBP 900 836,704
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. USD 1,540 1,507,874
4.38%, 02/15/27 ................. 1,962 1,741,275
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 2,236 1,725,298
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 2,951 2,878,893
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 3,004 2,891,350
3.88%, 11/15/30 ................. 2,361 2,181,136
3.88%, 05/15/32 ................. 2,110 1,938,626
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 2,383 2,174,488
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
... 154 154,025
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 649 610,060
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 3,900 3,702,777
10.00%, 04/15/27 ................ 4,460 4,538,630
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 870 766,051
Series 20A, 3.36%, 08/15/50 ........ 244 196,435
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 132 131,899
4.63%, 09/01/24
(b)
................ 1,371 1,356,035
4.88%, 01/01/26
(b)
................ 8,341 8,215,051
6.25%, 02/01/27
(b)
................ 3,584 3,625,825
5.13%, 11/01/27
(b)
................ 9,526 9,383,110
4.63%, 06/15/28
(b)
................ 234 220,811
6.13%, 10/01/28
(b)
................ 2,154 2,100,150
6.13%, 06/15/30
(b)
................ 2,586 2,612,170
UnitedHealth Group, Inc.
6.88%, 02/15/38 ................. 800 1,021,143
3.50%, 08/15/39 ................. 775 704,811
2.75%, 05/15/40 ................. 345 280,778
4.63%, 11/15/41 ................. 115 118,780
4.75%, 07/15/45 ................. 440 463,460
4.25%, 06/15/48 ................. 510 499,195
3.70%, 08/15/49 ................. 400 360,904
3.25%, 05/15/51 ................. 180 151,482
133,413,060
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 ................. 1,065 1,060,676
5.00%, 05/15/27 ................. 3,684 3,689,950
4,750,626
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 2,266 2,294,325
3.88%, 01/15/28 ................. 4,553 4,210,661
4.38%, 01/15/28 ................. 3,746 3,471,831
4.00%, 10/15/30 ................. 2,412 2,098,440
Accor SA
(c)
(EUR Swap Annual 5 Year + 4.56%),
4.38%
(a)(l)
.................... EUR 600 574,854
0.70%, 12/07/27
(j)
................ 892 385,852
Affinity Gaming, 6.88%, 12/15/27
(b)
...... USD 518 448,870
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 1,104 $ 1,060,822
4.75%, 06/15/31
(b)
................ 3,156 2,904,246
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 3,076 2,879,905
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 4.75%, 11/01/26
(a)(c)
......... EUR 225 216,164
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 14,070 14,034,825
8.13%, 07/01/27 ................. 8,866 8,866,000
4.63%, 10/15/29 ................. 6,880 5,832,864
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 5,686 5,686,853
Carnival Corp.
10.13%, 02/01/26
(c)
............... EUR 1,715 1,833,883
10.50%, 02/01/26
(b)
............... USD 5,072 5,325,701
7.63%, 03/01/26
(c)
................ EUR 636 567,782
5.75%, 03/01/27
(b)
................ USD 5,948 4,767,649
9.88%, 08/01/27
(b)
................ 4,462 4,623,457
4.00%, 08/01/28
(b)
................ 9,577 8,355,933
6.00%, 05/01/29
(b)
................ 5,863 4,513,572
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 1,275 1,200,974
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 4,168 4,074,470
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 5,334 5,370,671
6.50%, 10/01/28 ................. 435 427,581
Champion Path Holdings Ltd., 4.85%,
01/27/28
(c)
.................... 4,311 2,588,756
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 6,688 6,660,579
4.75%, 01/15/28 ................. 3,537 3,353,129
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 1,133 1,051,216
4.50%, 03/15/27 ................. 274 233,835
Codere Finance 2 Luxembourg SA
8.00%, 09/30/26
(c)(d)
............... 1,127 1,163,258
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(b)(k)
................. USD 135 117,303
2.00%, (2.00% Cash or 12.75% PIK),
11/30/27
(a)(c)(k)
................. EUR 256 224,892
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ................. GBP 619 701,051
4.50%, 08/28/27 ................. 200 219,242
Expedia Group, Inc.
6.25%, 05/01/25
(b)
................ USD 308 319,475
3.25%, 02/15/30 ................. 1,170 1,010,453
2.95%, 03/15/31 ................. 890 734,444
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 2,542 2,370,415
6.75%, 01/15/30 ................. 525 429,188
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 1,086 947,395
Fortune Star BVI Ltd., 6.75%, 07/02/23
(c)
... USD 5,703 4,533,885
Gamma Bidco SpA
(c)
5.13%, 07/15/25 ................. EUR 380 357,211
6.25%, 07/15/25 ................. 1,139 1,120,460
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ USD 1,228 1,228,000
5.75%, 05/01/28
(b)
................ 1,839 1,849,710
3.75%, 05/01/29
(b)
................ 295 267,712
4.88%, 01/15/30 ................. 4,235 4,113,244
4.00%, 05/01/31
(b)
................ 2,736 2,455,943
3.63%, 02/15/32
(b)
................ 123 106,087
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,154,437
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 408 379,467

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... USD 490 $ 501,265
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 2,032 1,910,121
8.00%, 04/15/26
(e)
................ 1,674 1,481,490
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,357 2,162,194
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
1,336 1,007,224
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 ................. 1,000 786,300
5.63%, 07/17/27 ................. 630 466,200
5.75%, 07/21/28 ................. 1,000 710,000
5.38%, 12/04/29 ................. 431 297,390
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 555,398
MGM China Holdings Ltd., 5.25%, 06/18/25
(c)
4,116 3,468,502
MGM Resorts International
6.00%, 03/15/23 ................. 5,798 5,847,950
5.75%, 06/15/25 ................. 261 257,894
Midco GB SASU, 8.50%, (8.50% Cash or
8.50% PIK), 11/01/27
(c)(k)
........... EUR 250 246,570
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,935 1,765,842
Motion Bondco DAC, 6.63%, 11/15/27
(b)
... 200 160,112
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,260 1,843,188
7.75%, 02/15/29 ................. 882 707,011
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 839,511
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 1,734 1,878,338
Powdr Corp., 6.00%, 08/01/25
(b)
........ 1,443 1,486,290
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 565,250
5.88%, 09/01/31 ................. 888 694,995
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,369,062
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................ 747 763,796
9.13%, 06/15/23 ................. 1,114 1,130,833
11.50%, 06/01/25 ................ 2,600 2,785,094
5.50%, 08/31/26 ................. 783 618,377
5.38%, 07/15/27 ................. 3,209 2,486,975
5.50%, 04/01/28 ................. 3,470 2,600,036
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 1,982 2,058,802
7.00%, 05/15/28 ................. 1,055 1,073,157
7.25%, 11/15/29 ................. 475 483,313
Sisal SpA, 7.00%, 07/31/23
(c)
.......... EUR 935 949,405
Six Flags Entertainment Corp., 5.50%,
04/15/27
(b)
.................... USD 1,028 970,423
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
2,120 2,180,229
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 846,446
4.63%, 12/01/31 ................. 1,835 1,601,551
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 1,111 1,280,254
8.25%, 07/31/25 ................. 1,102 1,268,540
Studio City Finance Ltd.
6.00%, 07/15/25
(c)
................ USD 800 515,992
5.00%, 01/15/29
(b)
................ 3,070 1,521,185
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 954 975,370
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 1,358 1,172,843
William Hill Ltd., 4.88%, 09/07/23
(c)
...... GBP 400 490,715
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... USD 1,844 1,694,093
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 2,080,382
Wynn Macau Ltd., 5.50%, 01/15/26
(c)
..... 4,974 4,028,940
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. USD 1,855 $ 1,873,550
5.13%, 10/01/29 ................. 3,689 3,218,652
Yum! Brands, Inc.
4.75%, 01/15/30
(b)
................ 3,298 3,206,975
5.35%, 11/01/43 ................. 48 40,800
210,643,797
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 592,209
4.63%, 04/01/30 ................. 1,114 845,823
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,220,378
4.88%, 02/15/30 ................. 3,450 2,673,351
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,632,212
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 1,758 1,724,598
KB Home, 7.25%, 07/15/30 ........... 516 518,580
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 1,048,602
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 581,536
Nobel Bidco BV, 3.13%, 06/15/28
(c)
...... EUR 482 369,471
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
USD 3,344 3,387,388
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
2,493 1,770,030
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 61 55,923
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,998 1,721,397
3.88%, 10/15/31 ................. 1,222 990,077
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 1,665 1,676,239
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,824,337
5.70%, 06/15/28 ................. 343 328,035
23,960,186
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 1,410 1,222,362
4.13%, 04/30/31
(b)
................ 1,294 1,114,056
Energizer Holdings, Inc.
(b)
6.50%, 12/31/27 ................. 948 878,081
4.75%, 06/15/28 ................. 552 468,874
4.38%, 03/31/29 ................. 108 89,191
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,630 1,384,017
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 142,703
5.50%, 07/15/30 ................. 446 401,788
5,701,072
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 ................. 1,645 1,485,549
2.45%, 01/15/31 ................. 960 811,451
Calpine Corp.
(b)
5.25%, 06/01/26 ................. 1,581 1,594,897
4.50%, 02/15/28 ................. 973 943,810
5.13%, 03/15/28 ................. 11,512 10,828,187
4.63%, 02/01/29 ................. 200 179,852
5.00%, 02/01/31 ................. 128 113,501
3.75%, 03/01/31 ................. 207 183,749
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 3,832 3,707,460
3.75%, 01/15/32 ................. 2,211 1,883,312
Colbun SA, 3.15%, 01/19/32
(b)
......... 3,740 3,071,008
24,802,776

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... USD 753 $ 713,467
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................. EUR 1,300 1,106,114
6.13%, 11/30/28 ................. GBP 800 779,392
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. USD 1,345 1,327,564
3,926,537
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 1,576 1,314,289
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 12,504 11,654,618
6.75%, 10/15/27 ................. 19,387 18,400,977
5.88%, 11/01/29 ................. 10,926 9,520,261
Allianz SE
(a)(b)(l)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 26,200 23,034,037
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 10,600 8,079,062
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 2,800 2,595,712
American International Group, Inc.
4.80%, 07/10/45 ................. 455 440,188
4.38%, 06/30/50 ................. 200 188,598
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 3,410 3,101,395
Aon Corp.
3.75%, 05/02/29 ................. 550 535,426
2.80%, 05/15/30 ................. 100 90,425
2.60%, 12/02/31 ................. 1,365 1,191,591
Aon Global Ltd., 4.60%, 06/14/44 ....... 365 339,863
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(k)
........ 640 634,026
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(c)(l)
..... 3,560 3,530,452
Aviva plc, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(l)
GBP 3,375 3,987,184
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... USD 10 9,072
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(l)
................... GBP 1,500 1,289,687
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... 1,567 1,701,243
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 2,161 2,124,409
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 75 54,011
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.47%), 4.48%
(a)(c)(l)
... 1,091 1,053,020
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 7,326 7,234,205
5.63%, 12/01/29 ................. 605 536,020
Just Group plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(l)
................... GBP 550 474,714
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(l)
.............. 2,175 2,384,108
Liberty Mutual Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.13%, 12/15/51
(b)
.............. USD 11,150 9,266,310
(EUR Swap Annual 5 Year + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 3,100 2,946,570
Security
Par (000)
Par (000) Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. USD 1,175 $ 1,197,252
2.38%, 12/15/31 ................. 160 139,859
MetLife, Inc., 5.00%, 07/15/52 ......... 230 245,234
NFP Corp.
(b)
4.88%, 08/15/28 ................. 6,507 5,923,511
6.88%, 08/15/28 ................. 13,059 11,460,578
Progressive Corp. (The)
3.00%, 03/15/32 ................. 290 271,059
6.25%, 12/01/32 ................. 200 237,216
Prudential Financial, Inc.
3.91%, 12/07/47 ................. 265 235,553
3.94%, 12/07/49 ................. 105 93,175
4.35%, 02/25/50 ................. 230 219,689
3.70%, 03/13/51 ................. 100 86,530
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.88%, 06/17/46
(a)(c)
.. 677 657,655
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
1,083 977,407
Swiss Re America Holding Corp., 7.00%,
02/15/26 ..................... 100 110,525
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
......... 575 530,785
Travelers Cos., Inc. (The), 2.55%, 04/27/50 . 260 186,924
140,284,425
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40 ................. 1,030 776,596
2.05%, 08/15/50 ................. 335 238,733
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
.. 460 350,663
Twitter, Inc.
(b)
3.88%, 12/15/27 ................. 2,971 2,826,906
5.00%, 03/01/30 ................. 3,646 3,519,354
7,712,252
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 825 560,604
Amazon.com, Inc.
3.30%, 04/13/27 ................. 100 100,672
3.15%, 08/22/27 ................. 525 524,941
3.88%, 08/22/37 ................. 1,075 1,082,404
4.05%, 08/22/47 ................. 245 242,195
2.50%, 06/03/50 ................. 360 270,238
3.10%, 05/12/51 ................. 269 226,059
3.95%, 04/13/52 ................. 1,310 1,273,539
2.70%, 06/03/60 ................. 295 212,474
3.25%, 05/12/61 ................. 895 733,660
4.10%, 04/13/62 ................. 325 315,255
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 3,907 3,184,201
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 ................. 1,346 1,312,808
3.50%, 03/01/29 ................. 960 854,616
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 3,414 3,232,984
5.63%, 02/15/29 ................. 1,965 1,925,700
4.13%, 08/01/30 ................. 1,364 1,220,125
3.63%, 10/01/31 ................. 1,788 1,527,381
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(c)(l)
............. EUR 925 642,869
Very Group Funding plc (The), 6.50%,
08/01/26
(c)
.................... GBP 1,418 1,347,799
20,790,524
IT Services — 0.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. USD 4,676 3,927,840
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 917,552
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,117,171

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
USD 2,332 $ 2,157,100
Block, Inc., 3.50%, 06/01/31 .......... 14,532 12,570,180
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 2,535 2,404,346
4.00%, 07/01/29 ................. 4,194 4,000,929
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 5,124 4,509,120
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 2,467 2,192,546
5.63%, 09/15/28 ................. 1,358 1,096,803
Centurion Bidco SpA, 5.88%, 09/30/26
(c)
... EUR 785 736,546
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(b)
............... USD 844 616,600
Fiserv, Inc.
3.50%, 07/01/29 ................. 10 9,479
2.65%, 06/01/30 ................. 755 664,451
4.40%, 07/01/49 ................. 225 202,070
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 2,429 2,337,422
3.63%, 06/15/29 ................. 1,367 1,248,331
3.75%, 10/01/30 ................. 4,040 3,710,821
Global Payments, Inc.
1.20%, 03/01/26 ................. 955 858,428
2.15%, 01/15/27 ................. 800 725,367
3.20%, 08/15/29 ................. 1,300 1,156,535
4.15%, 08/15/49 ................. 305 242,201
International Business Machines Corp.
4.15%, 05/15/39 ................. 455 427,452
4.25%, 05/15/49 ................. 100 92,411
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 1,842 1,513,903
Mastercard, Inc.
3.35%, 03/26/30 ................. 345 341,105
3.85%, 03/26/50 ................. 160 154,676
Nexi SpA, 0.00%, 02/24/28
(c)(j)(n)
........ EUR 600 452,437
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. USD 4,388 3,811,131
6.00%, 02/15/28 ................. 1,475 1,132,630
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 955 917,517
4.40%, 06/01/32 ................. 380 394,126
3.25%, 06/01/50 ................. 155 122,734
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 1,215 1,210,711
Twilio, Inc., 3.88%, 03/15/31 .......... 4,361 3,863,236
United Group BV
(c)
4.88%, 07/01/24 ................. EUR 1,366 1,337,143
4.00%, 11/15/27 ................. 1,411 1,159,430
4.63%, 08/15/28 ................. 142 116,621
5.25%, 02/01/30 ................. 176 140,431
64,589,532
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ USD 1,953 1,804,084
6.20%, 10/01/40 ................. 875 857,500
5.45%, 11/01/41 ................. 1,769 1,612,967
4,274,551
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27 100 96,051
Charles River Laboratories International, Inc.
(b)
4.25%, 05/01/28 ................. 1,754 1,714,535
3.75%, 03/15/29 ................. 347 320,206
4.00%, 03/15/31 ................. 1,058 967,981
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
4,971 4,707,984
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 7,249 6,488,000
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 USD 1,700 $ 1,512,624
15,807,381
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 349,484
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 814 721,611
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... 820 748,137
Deere & Co., 3.75%, 04/15/50 ......... 25 24,356
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 553,695
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 4,018 3,489,323
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(k)
........ 2,542 2,474,391
IMA Industria Macchine Automatiche SpA
(c)
3.75%, 01/15/28 ................. EUR 677 565,997
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
................... 585 551,990
Meritor, Inc., 4.50%, 12/15/28
(b)
........ USD 567 562,748
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
783 713,592
Novafives SAS, 5.00%, 06/15/25
(c)
...... EUR 787 569,217
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 877 613,900
Otis Worldwide Corp.
3.11%, 02/15/40 ................. 108 86,700
3.36%, 02/15/50 ................. 10 7,864
Parker-Hannifin Corp., 4.50%, 09/15/29 ... 845 866,085
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 709 677,532
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... USD 1,752 1,588,270
Schenck Process Holding GmbH, 5.38%,
06/15/23
(c)
.................... EUR 788 782,164
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 658 646,643
Terex Corp., 5.00%, 05/15/29
(b)
........ 2,325 2,074,784
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 6,165 5,517,675
Titan International, Inc., 7.00%, 04/30/28 .. 371 354,412
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 630 563,609
7.63%, 07/15/28
(b)
................ USD 4,134 3,741,270
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
EUR 1,148 1,074,255
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 11,857 11,382,720
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 1,878,428
43,180,852
Marine — 0.0%
(b)
Danaos Corp., 8.50%, 03/01/28 ........ 1,074 1,073,519
Seaspan Corp., 5.50%, 08/01/29 ....... 2,894 2,264,555
3,338,074
Media — 1.4%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 1,003 954,115
3.00%, 01/15/28
(c)
................ 376 324,726
5.00%, 01/15/28
(b)
................ USD 6,698 5,899,063
4.25%, 08/15/29
(c)
................ EUR 471 412,237
5.75%, 08/15/29
(b)
................ USD 4,786 4,178,034
AMC Networks, Inc.
5.00%, 04/01/24 ................. 266 265,003
4.75%, 08/01/25 ................. 1,561 1,498,560
4.25%, 02/15/29 ................. 940 826,892
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,041 913,477
Cable One, Inc., 4.00%, 11/15/30
(b)
...... 6,195 5,505,806
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 655 659,269
2.80%, 04/01/31 ................. 755 638,764
6.38%, 10/23/35 ................. 390 409,864
6.48%, 10/23/45 ................. 1,840 1,847,631
5.75%, 04/01/48 ................. 100 92,176

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
5.13%, 07/01/49 ................. USD 905 $ 779,152
3.90%, 06/01/52 ................. 200 144,491
5.25%, 04/01/53 ................. 1,200 1,050,357
6.83%, 10/23/55 ................. 225 233,278
3.85%, 04/01/61 ................. 455 310,792
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,764 1,747,242
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 17,392 16,084,469
7.75%, 04/15/28 ................. 5,952 4,787,313
7.50%, 06/01/29 ................. 7,419 5,972,295
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 4,150 3,320,888
Comcast Corp.
3.15%, 03/01/26 ................. 2,725 2,709,059
2.35%, 01/15/27 ................. 300 287,238
4.15%, 10/15/28 ................. 1,232 1,263,072
2.65%, 02/01/30 ................. 2,350 2,173,721
4.60%, 10/15/38 ................. 1,600 1,613,430
3.75%, 04/01/40 ................. 190 174,840
4.00%, 08/15/47 ................. 240 217,507
2.80%, 01/15/51 ................. 1,705 1,266,132
2.89%, 11/01/51 ................. 2,548 1,911,506
CSC Holdings LLC
5.25%, 06/01/24 ................. 3,043 3,012,570
5.38%, 02/01/28
(b)
................ 4,003 3,802,850
6.50%, 02/01/29
(b)
................ 3,885 3,755,241
5.75%, 01/15/30
(b)
................ 1,015 819,643
4.13%, 12/01/30
(b)
................ 7,796 6,630,030
4.63%, 12/01/30
(b)
................ 3,995 3,036,200
3.38%, 02/15/31
(b)
................ 980 784,000
4.50%, 11/15/31
(b)
................ 2,813 2,391,050
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 4,041 3,764,555
DISH DBS Corp.
5.00%, 03/15/23 ................. 2,331 2,287,294
5.25%, 12/01/26
(b)
................ 10,702 9,257,230
5.75%, 12/01/28
(b)
................ 6,389 5,183,076
5.13%, 06/01/29 ................. 2,119 1,382,531
Fox Corp., 3.05%, 04/07/25 .......... 575 562,025
GCI LLC, 4.75%, 10/15/28
(b)
.......... 3,014 2,746,960
Grupo Televisa SAB, 5.25%, 05/24/49 .... 200 197,037
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 180 136,751
Lamar Media Corp.
3.75%, 02/15/28 ................. 2,041 1,918,540
4.00%, 02/15/30 ................. 958 881,983
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 4,680 4,543,262
5.13%, 07/15/29 ................. 3,274 2,872,501
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 523,530
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 4,490 4,241,568
4.25%, 01/15/29 ................. 999 853,826
4.63%, 03/15/30 ................. 85 71,810
Paramount Global, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(a)
.......... 5,523 5,216,669
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 6,707 6,199,951
6.50%, 09/15/28 ................. 11,104 8,810,691
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 128 114,833
SES SA, (EUR Swap Annual 5 Year + 3.19%),
2.88%
(a)(c)(l)
................... EUR 1,400 1,216,239
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 5,878 4,997,064
Security
Par (000)
Par (000) Value
Media (continued)
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. USD 4,237 $ 3,993,669
5.00%, 08/01/27 ................. 1,808 1,793,120
4.00%, 07/15/28 ................. 3,137 2,914,273
5.50%, 07/01/29 ................. 4,612 4,531,290
4.13%, 07/01/30 ................. 49 44,240
3.88%, 09/01/31 ................. 3,328 2,895,360
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,320,706
Summer BC Holdco A SARL, 9.25%, 10/31/27
(c)
EUR 631 560,750
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... 1,919 1,818,562
Summer BidCo BV
(c)(k)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 754 610,289
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 338 272,551
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... 1,943 1,669,598
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 5,000 4,508,750
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 3,353 3,260,792
6.63%, 06/01/27 ................. 2,150 2,155,375
7.38%, 06/30/30 ................. 1,018 1,030,837
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
5,463 4,830,166
Videotron Ltd., 3.63%, 06/15/29
(b)
....... 1,856 1,619,397
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 567 600,728
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 6,511 5,947,278
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,019 854,952
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. USD 783 753,912
5.13%, 02/28/30 ................. 2,165 1,845,662
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 2,525 2,330,954
214,847,120
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(c)
.................... 3,359 3,384,192
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 2,487 2,107,254
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,216,600
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 1,656 1,668,058
6.13%, 02/15/28 ................. 5,630 5,626,791
ATI, Inc.
4.88%, 10/01/29 ................. 769 657,997
5.13%, 10/01/31 ................. 2,835 2,326,648
Barrick North America Finance LLC, 5.75%,
05/01/43 ..................... 30 32,431
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 43,937
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 10,808 11,069,391
Carpenter Technology Corp., 7.63%, 03/15/30 1,352 1,231,010
Commercial Metals Co.
4.13%, 01/15/30 ................. 563 493,695
4.38%, 03/15/32 ................. 1,677 1,437,414
Constellium SE
4.25%, 02/15/26
(c)
................ EUR 600 568,709
5.88%, 02/15/26
(b)
................ USD 4,305 4,178,411
5.63%, 06/15/28
(b)
................ 2,760 2,488,126
3.75%, 04/15/29
(b)
................ 6,340 5,404,850
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,269 862,127
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(b)
.................... 3,289 3,126,194
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,821 1,371,213
Glencore Funding LLC, 2.63%, 09/23/31
(b)
.. 1,005 824,994

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
.................... USD 3,077 $ 3,099,693
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 995 804,893
JSW Steel Ltd., 5.95%, 04/18/24
(c)
...... 630 619,762
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 2,582 2,206,085
4.50%, 06/01/31 ................. 3,079 2,481,058
Mineral Resources Ltd.
(b)
8.00%, 11/01/27 ................. 1,094 1,111,531
8.50%, 05/01/30 ................. 1,114 1,127,925
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 4,362 3,424,170
Newmont Corp.
2.80%, 10/01/29 ................. 235 212,380
5.45%, 06/09/44 ................. 200 206,790
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 2,341 2,220,000
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 6,411 5,965,820
4.75%, 01/30/30 ................. 6,945 6,424,368
3.88%, 08/15/31 ................. 5,319 4,547,745
Nucor Corp.
3.95%, 05/23/25 ................. 720 728,302
2.00%, 06/01/25 ................. 205 196,880
2.98%, 12/15/55 ................. 75 52,047
Periama Holdings LLC, 5.95%, 04/19/26
(c)
.. 4,374 4,062,353
Southern Copper Corp., 5.88%, 04/23/45 .. 150 157,751
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 95 91,113
5.00%, 12/15/26 ................. 700 697,801
1.65%, 10/15/27 ................. 535 468,377
3.25%, 10/15/50 ................. 410 288,897
thyssenkrupp AG, 2.88%, 02/22/24
(c)
..... EUR 962 962,565
United States Steel Corp., 6.88%, 03/01/29 . USD 2,121 2,037,051
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
............... 3,215 2,763,493
8.95%, 03/11/25
(b)
................ 639 469,665
8.95%, 03/11/25
(c)
................ 2,627 1,930,845
Vedanta Resources Ltd.
7.13%, 05/31/23
(c)
................ 1,040 905,320
100,384,722
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 217 215,373
4.38%, 01/15/27 ................. 862 790,111
1,005,484
Multiline Retail — 0.0%
(b)
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23 ..................... 430 392,052
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 2,850 2,789,010
3,181,062
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 ................. 825 831,054
3.70%, 07/15/30 ................. 100 99,353
4.60%, 05/01/53
(b)
................ 400 402,688
CMS Energy Corp.
3.45%, 08/15/27 ................. 100 97,589
4.88%, 03/01/44 ................. 300 293,340
Consumers Energy Co.
3.25%, 08/15/46 ................. 775 641,635
2.50%, 05/01/60 ................. 200 137,066
Dominion Energy, Inc.
3.90%, 10/01/25 ................. 1,120 1,124,956
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(l)
.................... USD 10,005 $ 9,104,503
Series C, 3.38%, 04/01/30 .......... 300 285,102
Series C, 2.25%, 08/15/31 .......... 300 258,210
NiSource, Inc.
3.60%, 05/01/30 ................. 400 380,599
4.80%, 02/15/44 ................. 100 94,534
3.95%, 03/30/48 ................. 290 250,244
Puget Sound Energy, Inc., 2.89%, 09/15/51 . 100 75,736
San Diego Gas & Electric Co., 2.95%, 08/15/51 450 350,503
Sempra Energy
3.70%, 04/01/29 ................. 840 815,806
3.80%, 02/01/38 ................. 825 731,513
15,974,431
Oil, Gas & Consumable Fuels — 2.9%
Adani Green Energy UP Ltd., 6.25%, 12/10/24
(c)
700 679,569
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 3,292 3,402,447
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,626,279
5.75%, 01/15/28 ................. 732 718,755
5.38%, 06/15/29 ................. 2,275 2,222,436
Antero Resources Corp., 7.63%, 02/01/29
(b)
. 1,828 1,926,255
Apache Corp.
4.25%, 01/15/30 ................. 1,282 1,235,149
5.10%, 09/01/40 ................. 3,568 3,173,272
5.25%, 02/01/42 ................. 599 521,127
5.35%, 07/01/49 ................. 1,170 976,599
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 3,865 4,681,665
5.88%, 06/30/29 ................. 4,890 4,295,670
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
1,446 1,254,015
BP Capital Markets America, Inc.
3.19%, 04/06/25 ................. 730 729,258
3.02%, 01/16/27 ................. 582 570,698
3.59%, 04/14/27 ................. 732 737,424
4.23%, 11/06/28 ................. 458 471,398
3.63%, 04/06/30 ................. 530 521,301
1.75%, 08/10/30 ................. 60 51,446
3.06%, 06/17/41 ................. 1,525 1,260,680
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(l)
.............. 20,125 18,295,981
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 318 306,870
5.85%, 11/15/43 ................. 1,712 1,249,760
5.60%, 10/15/44 ................. 503 369,705
Callon Petroleum Co.
6.38%, 07/01/26 ................. 507 486,046
8.00%, 08/01/28
(b)
................ 5,075 5,138,437
7.50%, 06/15/30
(b)
................ 4,333 4,155,737
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 765 680,256
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 490 392,000
Centennial Resource Production LLC
(b)
5.38%, 01/15/26 ................. 158 144,793
6.88%, 04/01/27 ................. 1,925 1,834,964
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,895 1,950,278
5.13%, 06/30/27 ................. 1,165 1,184,803
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 7,214 6,989,176
4.00%, 03/01/31 ................. 4,434 4,120,028
3.25%, 01/31/32 ................. 5,164 4,505,590
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 18,135 17,657,143

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. USD 71 $ 71,364
6.75%, 04/15/29 ................. 4,425 4,583,636
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,693,129
6.38%, 06/15/26 ................. 2,934 2,816,640
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 1,167 1,096,163
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
746 643,067
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 562 546,545
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 3,471 3,405,346
5.88%, 07/01/29 ................. 4,170 3,816,926
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 3,267 3,234,330
5.88%, 01/15/30 ................. 4,058 3,812,572
ConocoPhillips Co., 3.80%, 03/15/52 ..... 465 416,718
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(c)
................ 1,931 1,602,794
4.50%, 02/09/27
(b)
................ 1,036 859,517
Coterra Energy, Inc., 3.90%, 05/15/27
(b)
... 155 151,094
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 8,191 7,762,693
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 5,109 4,725,825
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 2,110 2,025,600
6.00%, 02/01/29 ................. 1,758 1,601,573
8.00%, 04/01/29 ................. 1,564 1,546,139
CrownRock LP, 5.63%, 10/15/25
(b)
...... 10,822 10,805,983
Cullinan Holdco SCSp, 4.63%, 10/15/26
(c)
.. EUR 599 508,194
DCP Midstream Operating LP
6.45%, 11/03/36
(b)
................ USD 1,132 1,129,170
6.75%, 09/15/37
(b)
................ 4,179 4,137,210
5.60%, 04/01/44 ................. 350 302,879
Devon Energy Corp.
5.25%, 10/15/27 ................. 1,070 1,082,202
4.50%, 01/15/30 ................. 500 484,606
4.75%, 05/15/42 ................. 323 304,402
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 2,585 2,438,814
3.13%, 03/24/31 ................. 269 243,368
4.25%, 03/15/52 ................. 400 343,210
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 3,337 3,089,261
4.38%, 06/15/31 ................. 3,465 3,109,838
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 2,364 2,258,353
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 2,394 2,112,705
4.39%, 11/30/46 ................. 3,555 2,879,550
Enbridge, Inc.
4.00%, 10/01/23 ................. 500 501,246
0.55%, 10/04/23 ................. 355 342,502
2.50%, 01/15/25 ................. 1,040 1,006,822
4.25%, 12/01/26 ................. 500 503,099
3.70%, 07/15/27 ................. 644 631,846
3.13%, 11/15/29 ................. 125 116,405
4.50%, 06/10/44 ................. 30 27,413
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 13,675 13,004,734
Energy Transfer LP
5.00%, 10/01/22 ................. 300 300,254
5.88%, 01/15/24 ................. 3,740 3,820,769
4.90%, 02/01/24 ................. 245 246,923
2.90%, 05/15/25 ................. 3,000 2,882,151
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(l)
.................... USD 5,417 $ 4,915,928
5.25%, 04/15/29 ................. 270 273,514
5.95%, 10/01/43 ................. 220 214,063
5.15%, 03/15/45 ................. 1,250 1,108,396
6.13%, 12/15/45 ................. 150 148,476
5.40%, 10/01/47 ................. 200 183,687
6.00%, 06/15/48 ................. 495 482,733
6.25%, 04/15/49 ................. 2,575 2,574,640
5.00%, 05/15/50 ................. 100 88,142
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 4,395 4,266,053
5.38%, 06/01/29 ................. 3,247 3,083,286
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 1,979 1,982,364
4.15%, 06/01/25 ................. 1,083 1,064,806
4.85%, 07/15/26 ................. 1,641 1,623,720
5.60%, 04/01/44 ................. 1,173 912,351
5.05%, 04/01/45 ................. 466 343,559
5.45%, 06/01/47 ................. 427 325,410
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 169,291
4.85%, 08/15/42 ................. 105 101,247
4.45%, 02/15/43 ................. 1,130 1,047,812
4.85%, 03/15/44 ................. 705 675,504
4.80%, 02/01/49 ................. 575 558,341
4.20%, 01/31/50 ................. 930 820,294
3.30%, 02/15/53 ................. 140 109,118
EOG Resources, Inc., 4.95%, 04/15/50 ... 170 182,402
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 584 579,649
4.13%, 12/01/26 ................. 178 164,088
6.50%, 07/01/27
(b)
................ 4,017 4,025,315
4.50%, 01/15/29
(b)
................ 138 123,510
7.50%, 06/01/30
(b)
................ 681 700,834
4.75%, 01/15/31
(b)
................ 2,573 2,324,448
Exxon Mobil Corp.
2.99%, 03/19/25 ................. 100 99,606
3.45%, 04/15/51 ................. 460 397,479
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 2,053 1,726,811
Genesis Energy LP
6.50%, 10/01/25 ................. 1,078 1,044,469
7.75%, 02/01/28 ................. 840 810,432
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,584 1,527,283
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(c)
.................... 5,565 5,064,150
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 334,106
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 1,178 1,073,346
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 543,577
Hess Corp.
4.30%, 04/01/27 ................. 955 948,144
5.60%, 02/15/41 ................. 1,025 1,030,020
5.80%, 04/01/47 ................. 600 616,235
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 3,305 2,944,160
HF Sinclair Corp., 2.63%, 10/01/23
(b)
..... 885 861,435
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 997 965,540
5.75%, 02/01/29 ................. 215 196,188
6.00%, 04/15/30 ................. 133 120,697
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27
(c)
. 700 612,500
India Green Energy Holdings, 5.38%,
04/29/24
(c)
.................... 1,695 1,618,725

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... USD 3,147 $ 2,704,390
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 941 707,162
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 886 983,916
6.38%, 03/01/41 ................. 75 77,896
5.40%, 09/01/44 ................. 850 817,192
Kinder Morgan, Inc.
3.15%, 01/15/23 ................. 2,105 2,101,700
5.55%, 06/01/45 ................. 775 774,356
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 4,489 4,559,881
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(c)
.. 2,508 2,515,065
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 619 589,882
Marathon Oil Corp., 4.40%, 07/15/27 ..... 1,285 1,280,388
Marathon Petroleum Corp.
6.50%, 03/01/41 ................. 100 111,209
4.75%, 09/15/44 ................. 49 44,831
5.00%, 09/15/54 ................. 100 90,800
Matador Resources Co., 5.88%, 09/15/26 .. 9,333 9,496,328
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(c)
2,590 2,421,650
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(c)
.................... 798 766,728
Mongolian Mining Corp., 9.25%, 04/15/24
(c)
. 1,800 1,152,000
MPLX LP
1.75%, 03/01/26 ................. 1,160 1,066,606
4.13%, 03/01/27 ................. 900 892,666
4.25%, 12/01/27 ................. 790 783,387
4.00%, 03/15/28 ................. 425 414,320
4.95%, 03/14/52 ................. 300 274,869
Murphy Oil Corp.
5.75%, 08/15/25 ................. 559 560,398
5.88%, 12/01/27 ................. 1,175 1,161,781
6.13%, 12/01/42
(d)
................ 150 117,750
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,708,595
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 9,831 9,597,514
6.50%, 09/30/26 ................. 8,515 8,064,131
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,203 2,012,595
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 1,007 1,125,143
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 8,702 8,419,185
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 730,643
6.00%, 06/01/26 ................. 2,322 2,282,550
6.38%, 10/01/30 ................. 47 43,329
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 431 452,291
5.50%, 12/01/25 ................. 1,091 1,115,733
8.88%, 07/15/30 ................. 1,484 1,777,090
6.63%, 09/01/30 ................. 8,907 9,881,381
6.13%, 01/01/31 ................. 3,647 3,908,417
7.50%, 05/01/31 ................. 1,139 1,320,705
6.45%, 09/15/36 ................. 1,628 1,810,548
6.20%, 03/15/40 ................. 3,254 3,332,575
6.60%, 03/15/46 ................. 546 603,330
Parkland Corp., 5.88%, 07/15/27
(b)
...... 2,224 2,168,400
PDC Energy, Inc., 6.13%, 09/15/24 ...... 568 565,194
Phillips 66, 3.30%, 03/15/52 .......... 810 640,555
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 580 568,267
1.13%, 01/15/26 ................. 310 281,559
1.90%, 08/15/30 ................. 300 253,423
2.15%, 01/15/31 ................. 755 646,215
Plains All American Pipeline LP
6.65%, 01/15/37 ................. 100 103,314
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.30%, 01/31/43 ................. USD 430 $ 332,385
Puma International Financing SA, 5.13%,
10/06/24
(c)
.................... 829 748,172
Range Resources Corp., 4.88%, 05/15/25 .. 922 920,055
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(c)
.. 4,035 3,837,789
Repsol International Finance BV
(a)(c)
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(l)
..................... EUR 550 528,501
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(l)
..................... 467 435,432
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ............... 300 306,232
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 4,112 3,972,069
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 975 995,108
5.63%, 03/01/25 ................. 1,105 1,135,992
Santos Finance Ltd., 5.25%, 03/13/29
(c)
... 1,100 1,068,727
SM Energy Co.
5.63%, 06/01/25 ................. 421 414,159
6.75%, 09/15/26 ................. 712 704,880
6.63%, 01/15/27 ................. 393 391,526
6.50%, 07/15/28 ................. 2,480 2,443,767
Southwestern Energy Co.
5.95%, 01/23/25
(d)
................ 309 312,750
5.38%, 02/01/29 ................. 2,879 2,814,222
4.75%, 02/01/32 ................. 1,289 1,201,993
Spectra Energy Partners LP, 5.95%, 09/25/43 100 108,506
Sunoco LP
6.00%, 04/15/27 ................. 1,460 1,452,620
5.88%, 03/15/28 ................. 911 871,699
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 482 447,774
6.00%, 12/31/30 ................. 1,094 985,967
6.00%, 09/01/31 ................. 1,126 1,014,526
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
7,060 6,671,700
TerraForm Power Operating LLC
(b)
5.00%, 01/31/28 ................. 1,080 1,037,777
4.75%, 01/15/30 ................. 986 916,571
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... 194 156,976
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ 500 461,559
Valero Energy Corp.
2.85%, 04/15/25 ................. 153 148,760
4.35%, 06/01/28 ................. 370 371,794
4.00%, 06/01/52 ................. 90 75,871
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 6,366 5,874,036
4.13%, 08/15/31 ................. 5,825 5,370,009
3.88%, 11/01/33 ................. 16,545 14,363,376
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 1,373 1,324,780
Western Midstream Operating LP
4.75%, 08/15/28 ................. 256 250,173
4.55%, 02/01/30
(d)
................ 1,900 1,776,899
5.45%, 04/01/44 ................. 2,063 1,846,344
5.30%, 03/01/48 ................. 3,045 2,670,287
5.50%, 08/15/48 ................. 856 746,258
5.75%, 02/01/50
(d)
................ 8,490 7,595,197
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. 1,425 1,439,285
3.75%, 06/15/27 ................. 500 489,380
444,162,190

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.0%
Fabric BC SpA, (EURIBOR 3 Month + 4.13%),
4.13%, 08/31/26
(a)(c)
.............. EUR 600 $ 604,032
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... USD 187 176,128
Suzano Austria GmbH
2.50%, 09/15/28 ................. 390 328,087
Series DM3N, 3.13%, 01/15/32 ....... 2,435 1,971,437
3,079,684
Personal Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 1,299 1,270,899
4.75%, 04/15/26
(c)
................ 600 564,172
4.75%, 01/15/29
(b)
................ USD 141 127,987
GSK Consumer Healthcare Capital US LLC,
3.63%, 03/24/32
(b)
............... 1,725 1,671,020
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 2,137 1,837,820
5,471,898
Pharmaceuticals — 0.3%
Astrazeneca Finance LLC, 2.25%, 05/28/31 . 155 140,751
AstraZeneca plc, 6.45%, 09/15/37 ....... 25 31,426
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
1,525 1,521,655
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 332 331,555
3.40%, 07/26/29 ................. 25 24,758
2.95%, 03/15/32 ................. 31 29,791
3.70%, 03/15/52 ................. 760 690,953
3.90%, 03/15/62 ................. 230 208,029
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 3,091 3,093,442
3.13%, 02/15/29 ................. 1,049 929,676
3.50%, 04/01/30 ................. 3,297 2,949,381
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 632,997
5.50%, 01/15/28
(b)
................ USD 2,250 2,041,875
Elanco Animal Health, Inc., 6.40%, 08/28/28
(d)
1,947 1,990,808
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. EUR 558 537,327
4.13%, 05/15/28 ................. 1,423 1,312,523
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 3,967 3,819,626
Merck & Co., Inc.
3.40%, 03/07/29 ................. 155 154,604
2.15%, 12/10/31 ................. 1,060 946,221
6.50%, 12/01/33
(d)
................ 185 229,353
2.45%, 06/24/50 ................. 175 129,520
2.75%, 12/10/51 ................. 825 641,107
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(c)
................ EUR 2,411 2,279,054
Organon & Co.
(b)
4.13%, 04/30/28 ................. USD 6,866 6,491,803
5.13%, 04/30/31 ................. 6,095 5,706,444
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 2,012 1,348,040
Pfizer, Inc.
3.45%, 03/15/29 ................. 515 518,440
2.55%, 05/28/40 ................. 245 201,430
5.60%, 09/15/40 ................. 140 162,569
4.30%, 06/15/43 ................. 155 156,824
Pharmacia LLC, 6.60%, 12/01/28
(d)
...... 300 346,078
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 1,435 1,087,012
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,346,969
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. USD 1,888 1,904,023
3.18%, 07/09/50 ................. 1,747 1,370,914
Teva Pharmaceutical Finance Netherlands II
BV
1.25%, 03/31/23
(c)
................ EUR 408 411,862
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
6.00%, 01/31/25 ................. EUR 1,100 $ 1,151,518
4.50%, 03/01/25 ................. 1,215 1,236,203
3.75%, 05/09/27 ................. 440 416,340
1.63%, 10/15/28
(c)
................ 300 240,367
4.38%, 05/09/30 ................. 359 322,152
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 1,400 1,398,512
7.13%, 01/31/25 ................. 200 203,413
Wyeth LLC, 5.95%, 04/01/37 .......... 700 852,295
51,539,640
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 631,384
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 2,990 2,306,037
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 7,807 7,277,061
House of Finance NV (The), 4.38%, 07/15/26
(c)
EUR 1,000 1,014,896
Korn Ferry, 4.63%, 12/15/27
(b)
......... USD 1,965 1,847,886
La Financiere Atalian SASU
(c)
5.13%, 05/15/25 ................. EUR 1,471 1,452,273
6.63%, 05/15/25 ................. GBP 500 587,954
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 2,119 2,015,782
17,133,273
Real Estate Management & Development — 0.5%
ADLER Group SA
(c)
3.25%, 08/05/25 ................. EUR 1,000 595,385
2.75%, 11/13/26 ................. 1,000 546,797
Agile Group Holdings Ltd., 5.75%, 01/02/25
(c)
USD 3,852 1,117,080
Alam Sutera Realty Tbk. PT, 8.00%, (8.00%
Cash or 6.25% PIK), 05/02/24
(k)
....... 257 164,480
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 2,861 2,579,013
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.38%
(a)(c)(l)
.............. EUR 1,100 960,963
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... USD 325 302,209
Central China Real Estate Ltd.
(c)
7.90%, 11/07/23 ................. 557 189,380
7.25%, 08/13/24 ................. 498 137,199
China Aoyuan Group Ltd.
(c)(f)(m)
6.35%, 02/08/24 ................. 6,938 381,590
5.98%, 08/18/25 ................. 1,900 124,450
China Evergrande Group
(c)(f)(m)
11.50%, 01/22/23 ................ 4,595 372,769
10.00%, 04/11/23 ................ 3,674 300,350
7.50%, 06/28/23 ................. 1,500 124,969
12.00%, 01/22/24 ................ 3,281 270,272
10.50%, 04/11/24 ................ 930 76,027
China SCE Group Holdings Ltd., 7.38%,
04/09/24
(c)
.................... 3,349 677,754
CIFI Holdings Group Co. Ltd.
(c)
6.00%, 07/16/25 ................. 3,272 1,210,640
5.25%, 05/13/26 ................. 4,415 1,523,175
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(c)(l)
.............. EUR 600 435,381
Country Garden Holdings Co. Ltd., 4.20%,
02/06/26
(c)
.................... USD 1,982 683,790
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 2,667 2,639,290
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 900 767,335
DIC Asset AG, 2.25%, 09/22/26
(c)
....... 900 660,912
Easy Tactic Ltd.
7.50%, 07/11/27 ................. USD 855 167,814

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.50%, (7.50% Cash or 7.50% PIK),
07/11/28
(k)
................... USD 3,280 $ 442,827
Fantasia Holdings Group Co. Ltd.
(c)(f)(m)
15.00%, 12/18/21 ................ 1,735 133,703
11.75%, 04/17/22 ................ 2,039 152,925
7.95%, 07/05/22 ................. 1,650 123,750
12.25%, 10/18/22 ................ 3,269 245,175
10.88%, 01/09/23 ................ 1,345 100,875
11.88%, 06/01/23 ................ 1,500 112,500
9.25%, 07/28/23 ................. 3,540 265,500
9.88%, 10/19/23 ................. 2,640 198,000
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(c)
.... EUR 1,025 712,369
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 676 574,600
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(c)
.................... 5,656 5,326,538
GLP Pte. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.74%),
4.50%
(a)(c)(l)
................... 800 638,900
Heimstaden Bostad AB, (EUR Swap Annual 5
Year + 3.15%), 2.63%
(a)(c)(l)
.......... EUR 1,275 914,239
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 1,636 1,531,852
4.13%, 02/01/29 ................. 1,028 884,272
4.38%, 02/01/31 ................. 1,118 946,739
JGC Ventures Pte. Ltd.
(k)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 48 19,581
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(f)(m)
................. 2,986 1,337,641
Kaisa Group Holdings Ltd.
(c)(f)(m)
11.95%, 10/22/22 ................ 1,345 131,137
11.50%, 01/30/23 ................ 1,413 137,768
10.88%, 07/23/23 ................ 3,811 381,100
9.75%, 09/28/23 ................. 1,565 152,881
11.95%, 11/12/23 ................ 1,980 193,050
9.38%, 06/30/24 ................. 744 72,912
KWG Group Holdings Ltd., 5.95%, 08/10/25
(c)
5,766 691,920
Lai Sun MTN Ltd., 5.00%, 07/28/26
(c)
..... 1,000 910,000
MAF Global Securities Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.54%), 6.38%
(a)(c)(l)
............. 2,389 2,266,265
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ................. 3,051 3,050,619
3.93%, 02/28/30 ................. 3,080 2,955,452
Modern Land China Co. Ltd., 12.85%,
10/25/21
(c)(f)(m)
.................. 330 52,800
Modernland Overseas Pte. Ltd., 3.00%, (3.00%
Cash or 3.00% PIK), 04/30/27
(c)(f)(k)(m)
.... 1,450 620,603
Modernland Overseas Pte. Ltd. A, Series 2,
3.00%, 04/30/27
(c)
............... 16 6,865
New Metro Global Ltd., 6.80%, 08/05/23
(c)
.. 2,710 1,327,900
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(c)(l)
............. 6,084 4,715,100
Powerlong Real Estate Holdings Ltd.
(c)
6.95%, 07/23/23 ................. 895 125,300
7.13%, 01/15/24 ................. 1,008 141,120
6.25%, 08/10/24 ................. 762 95,250
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 1,995 1,629,197
5.25%, 04/15/30 ................. 1,079 860,610
Redsun Properties Group Ltd., 10.50%,
10/03/22
(c)
.................... 4,159 374,310
RKPF Overseas 2019 A Ltd.
(c)
6.70%, 09/30/24 ................. 1,880 893,000
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.00%, 09/04/25 ................. USD 2,230 $ 847,400
Ronshine China Holdings Ltd.
(c)(f)(m)
8.10%, 06/09/23 ................. 945 75,600
7.35%, 12/15/23 ................. 1,027 71,890
Shimao Group Holdings Ltd.
(c)(f)(m)
5.60%, 07/15/26 ................. 895 80,550
3.45%, 01/11/31 ................. 1,145 86,447
Shui On Development Holding Ltd.
(c)
5.75%, 11/12/23 ................. 1,143 977,265
6.15%, 08/24/24 ................. 2,955 2,319,675
Sunac China Holdings Ltd.
(c)(f)(m)
7.50%, 02/01/24 ................. 828 93,150
7.00%, 07/09/25 ................. 3,573 393,030
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(c)
.. 3,674 2,946,778
Times China Holdings Ltd.
(c)
6.75%, 07/08/25 ................. 3,390 372,900
6.20%, 03/22/26 ................. 2,450 245,000
Unique Pub Finance Co. plc (The)
(c)
Series A4, 5.66%, 06/30/27 ......... GBP 544 693,528
Series N, 6.46%, 03/30/32
(d)
......... 800 1,114,854
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(c)
.................... USD 800 508,000
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 2,113 1,450,363
Yango Justice International Ltd.
(f)(m)
10.25%, 09/15/22 ................ 950 61,037
9.25%, 04/15/23
(c)
................ 2,081 124,860
8.25%, 11/25/23
(c)
................ 4,104 246,240
7.50%, 04/15/24
(c)
................ 2,675 160,500
7.88%, 09/04/24
(c)
................ 1,215 72,900
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(c)
2,730 2,279,550
Yuzhou Group Holdings Co. Ltd.
(c)(f)(m)
8.38%, 10/30/24 ................. 1,745 122,150
7.70%, 02/20/25 ................. 3,562 249,340
8.30%, 05/27/25 ................. 900 63,000
7.38%, 01/13/26 ................. 2,220 155,400
7.85%, 08/12/26 ................. 1,680 117,600
6.35%, 01/13/27 ................. 2,087 146,090
Zhenro Properties Group Ltd., 8.00%,
03/06/23
(f)(m)
................... 1,041 66,234
69,597,500
Road & Rail — 0.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
1,639 1,441,963
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
266 242,568
Avis Budget Finance plc, 4.75%, 01/30/26
(c)
. EUR 500 472,050
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 ................. USD 300 344,975
5.15%, 09/01/43 ................. 100 108,910
4.90%, 04/01/44 ................. 995 1,056,608
4.15%, 04/01/45 ................. 100 96,414
4.70%, 09/01/45 ................. 200 204,012
4.05%, 06/15/48 ................. 100 95,593
3.55%, 02/15/50 ................. 105 92,982
2.88%, 06/15/52 ................. 305 240,821
Canadian Pacific Railway Co.
3.00%, 12/02/41 ................. 570 470,313
4.80%, 08/01/45 ................. 200 202,947
3.10%, 12/02/51 ................. 515 405,858
CSX Corp.
4.25%, 03/15/29 ................. 200 204,799
4.10%, 11/15/32 ................. 90 91,201
4.30%, 03/01/48 ................. 430 413,264
4.75%, 11/15/48 ................. 165 168,152
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 925 867,543
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 958 852,620

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Road & Rail (continued)
5.00%, 12/01/29 ................. USD 839 $ 717,383
Loxam SAS
(c)
4.25%, 04/15/24 ................. EUR 200 201,340
3.25%, 01/14/25 ................. 708 677,063
3.75%, 07/15/26 ................. 673 629,373
4.50%, 02/15/27 ................. 703 667,488
5.75%, 07/15/27 ................. 200 172,726
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(c)(l)
.............. GBP 600 652,407
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,232,717
Norfolk Southern Corp.
3.80%, 08/01/28 ................. 200 201,965
2.55%, 11/01/29 ................. 990 914,675
3.94%, 11/01/47 ................. 100 91,340
4.15%, 02/28/48 ................. 750 703,753
3.05%, 05/15/50 ................. 43 33,581
4.05%, 08/15/52 ................. 100 92,059
3.70%, 03/15/53 ................. 545 473,198
3.16%, 05/15/55 ................. 400 309,883
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(c)
.................... 3,500 3,368,722
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 3,115 3,087,410
4.20%, 04/01/27 ................. 340 336,879
Ryder System, Inc.
2.50%, 09/01/24 ................. 550 533,091
2.85%, 03/01/27 ................. 700 661,191
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 4,486 4,556,312
8.00%, 11/01/26 ................. 2,595 2,641,979
7.50%, 09/15/27 ................. 7,320 7,411,500
6.25%, 01/15/28 ................. 4,100 4,032,473
4.50%, 08/15/29 ................. 13,667 12,215,291
Union Pacific Corp.
2.89%, 04/06/36 ................. 200 177,014
3.55%, 08/15/39 ................. 3 2,714
4.05%, 03/01/46 ................. 25 23,544
3.50%, 02/14/53 ................. 515 444,408
3.95%, 08/15/59 ................. 1,005 906,932
3.84%, 03/20/60 ................. 411 368,129
3.80%, 04/06/71 ................. 100 85,455
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 2,670 2,503,539
59,201,127
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG
(c)(j)
0.00%, 03/05/25
(n)
................ EUR 600 499,120
2.13%, 11/03/27 ................. 600 440,299
Analog Devices, Inc.
2.95%, 04/01/25 ................. USD 850 841,222
2.80%, 10/01/41 ................. 235 194,373
Applied Materials, Inc., 3.30%, 04/01/27 ... 1,280 1,281,203
Broadcom, Inc.
(b)
2.45%, 02/15/31 ................. 100 83,553
4.15%, 04/15/32 ................. 520 489,213
3.42%, 04/15/33 ................. 1,765 1,522,056
4.93%, 05/15/37 ................. 2,725 2,583,407
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 12,402 11,940,894
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 2,219 2,092,339
3.63%, 05/01/29 ................. 834 739,991
Intel Corp.
2.80%, 08/12/41 ................. 115 92,124
4.75%, 03/25/50 ................. 500 508,010
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.05%, 08/12/51 ................. USD 485 $ 372,756
3.10%, 02/15/60 ................. 20 14,729
3.20%, 08/12/61 ................. 5 3,751
KLA Corp.
4.10%, 03/15/29 ................. 1,326 1,361,326
4.65%, 07/15/32 ................. 195 208,885
5.00%, 03/15/49 ................. 300 319,774
3.30%, 03/01/50 ................. 765 638,767
Lam Research Corp.
3.75%, 03/15/26 ................. 200 203,135
4.88%, 03/15/49 ................. 171 185,300
2.88%, 06/15/50 ................. 314 246,866
NVIDIA Corp., 3.50%, 04/01/40 ........ 790 723,807
NXP BV
4.30%, 06/18/29 ................. 1,070 1,046,259
3.40%, 05/01/30 ................. 600 547,800
2.50%, 05/11/31 ................. 1,415 1,194,172
2.65%, 02/15/32 ................. 590 496,079
5.00%, 01/15/33 ................. 300 304,650
3.25%, 05/11/41 ................. 100 77,331
QUALCOMM, Inc.
4.30%, 05/20/47 ................. 584 584,434
4.50%, 05/20/52 ................. 200 205,591
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 4,068 3,550,144
Texas Instruments, Inc.
4.15%, 05/15/48 ................. 100 101,126
2.70%, 09/15/51 ................. 265 211,319
TSMC Arizona Corp., 4.50%, 04/22/52 .... 1,285 1,279,423
37,185,228
Software — 0.8%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 176,146
Autodesk, Inc.
3.50%, 06/15/27 ................. 18 17,750
2.40%, 12/15/31 ................. 1,565 1,339,065
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 2,036,578
7.13%, 10/02/25
(b)
................ USD 3,913 3,836,874
9.13%, 03/01/26
(b)
................ 5,305 5,066,468
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 4,410 4,218,650
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(c)
......... EUR 865 822,029
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... USD 5,965 6,062,826
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 7,675 7,637,930
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 5,960 5,423,600
4.88%, 07/01/29 ................. 5,744 5,083,440
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
6,608 5,801,659
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 862,040
6.50%, 10/15/28 ................. 1,426 1,268,400
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,413,793
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 3,387 3,159,044
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 1,048 833,458
Microsoft Corp.
3.45%, 08/08/36 ................. 238 237,270
2.53%, 06/01/50 ................. 856 666,834
2.92%, 03/17/52 ................. 2,631 2,198,024
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,671 3,184,593
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(b)
6,669 6,035,445
NCR Corp.
(b)
5.75%, 09/01/27 ................. 884 864,658
5.00%, 10/01/28 ................. 1,675 1,593,281
5.13%, 04/15/29 ................. 1,664 1,597,565

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
6.13%, 09/01/29 ................. USD 999 $ 972,594
Open Text Corp.
(b)
3.88%, 02/15/28 ................. 1,995 1,835,323
3.88%, 12/01/29 ................. 2,021 1,819,193
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
2,158 1,994,413
Oracle Corp.
2.95%, 04/01/30 ................. 2,620 2,314,853
3.85%, 07/15/36 ................. 850 719,127
5.38%, 07/15/40 ................. 650 609,317
3.65%, 03/25/41 ................. 370 287,268
4.13%, 05/15/45 ................. 485 387,923
4.00%, 07/15/46 ................. 350 270,853
4.00%, 11/15/47 ................. 435 337,086
3.60%, 04/01/50 ................. 2,635 1,920,529
3.95%, 03/25/51 ................. 942 729,589
4.38%, 05/15/55 ................. 130 103,527
3.85%, 04/01/60 ................. 190 135,409
PTC, Inc.
(b)
3.63%, 02/15/25 ................. 860 838,457
4.00%, 02/15/28 ................. 1,628 1,544,126
Roper Technologies, Inc., 3.65%, 09/15/23 . 350 350,883
Salesforce, Inc.
2.70%, 07/15/41 ................. 625 512,667
2.90%, 07/15/51 ................. 355 283,788
3.05%, 07/15/61 ................. 295 231,576
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
13,010 12,815,110
TeamSystem SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)(c)
......... EUR 392 361,541
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... USD 800 675,261
VMware, Inc.
4.70%, 05/15/30 ................. 375 367,985
2.20%, 08/15/31 ................. 2,715 2,205,137
Workday, Inc., 3.80%, 04/01/32 ........ 1,110 1,059,318
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
10,474 9,374,230
117,494,503
Specialty Retail — 0.5%
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,166,031
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 234 214,123
4.75%, 03/01/30 ................. 231 201,403
5.00%, 02/15/32
(b)
................ 622 543,221
Carvana Co.
(b)
5.50%, 04/15/27 ................. 3,051 2,013,660
4.88%, 09/01/29 ................. 1,708 1,019,591
10.25%, 05/01/30 ................ 1,443 1,186,420
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 1,184 1,153,500
Douglas GmbH, 6.00%, 04/08/26
(c)
...... EUR 200 170,682
Dufry One BV
(c)
2.50%, 10/15/24 ................. 500 496,359
0.75%, 03/30/26
(j)
................ CHF 600 512,742
eG Global Finance plc
4.38%, 02/07/25
(c)
................ EUR 453 422,894
6.75%, 02/07/25
(b)
................ USD 1,781 1,704,239
6.25%, 10/30/25
(c)
................ EUR 2,401 2,275,295
8.50%, 10/30/25
(b)
................ USD 2,845 2,785,995
Goldstory SASU, 5.38%, 03/01/26
(c)
..... EUR 1,045 923,878
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 897 802,286
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 1,793 1,452,330
Home Depot, Inc. (The)
4.20%, 04/01/43 ................. 125 122,667
4.50%, 12/06/48 ................. 815 835,834
3.35%, 04/15/50 ................. 775 663,180
3.63%, 04/15/52 ................. 500 449,991
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 586,386
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... USD 2,303 $ 1,738,765
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 1,891,002
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 999 888,864
Lowe's Cos., Inc.
4.65%, 04/15/42 ................. 110 106,875
3.70%, 04/15/46 ................. 735 621,891
5.13%, 04/15/50 ................. 130 132,865
3.00%, 10/15/50 ................. 675 500,229
3.50%, 04/01/51 ................. 130 103,440
4.25%, 04/01/52 ................. 1,240 1,122,391
4.45%, 04/01/62 ................. 320 289,170
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,308,852
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 987 951,952
3.75%, 06/15/29
(b)
................ 525 472,500
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 6,301 6,066,099
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
.. 336 285,556
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 2,914 2,593,460
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 8,644 8,081,276
6.13%, 07/01/29 ................. 4,924 4,428,645
6.00%, 12/01/29 ................. 5,044 4,363,726
Staples, Inc., 7.50%, 04/15/26
(b)
........ 3,362 2,975,370
Tendam Brands SAU
(c)
5.00%, 09/15/24 ................. EUR 255 246,867
(EURIBOR 3 Month + 5.25%), 5.52%,
09/15/24
(a)
................... 270 262,846
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. USD 7,329 6,192,858
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
........... 1,603 1,324,793
68,652,999
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 ................. 1,800 1,678,588
4.50%, 02/23/36 ................. 1,075 1,179,425
3.45%, 02/09/45 ................. 225 204,996
3.85%, 08/04/46 ................. 1,100 1,059,653
2.65%, 05/11/50 ................. 990 777,830
2.65%, 02/08/51 ................. 1,460 1,139,142
2.70%, 08/05/51 ................. 370 290,507
Dell International LLC, 6.02%, 06/15/26 ... 875 929,864
HP, Inc.
2.20%, 06/17/25 ................. 500 478,407
1.45%, 06/17/26 ................. 2,170 1,981,610
3.00%, 06/17/27 ................. 500 475,267
Xerox Corp., 4.80%, 03/01/35 ......... 391 299,186
10,494,475
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(c)
EUR 381 322,074
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. USD 317 259,995
4.13%, 08/15/31 ................. 809 627,161
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c)(f)(j)(m)
............ EUR 1,300 966,341
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... USD 747 629,922
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 1,587 1,434,283
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(c)(f)
(m)
......................... 2,583 355,162
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 2,360 2,340,896
6,935,834

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance — 0.2%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... USD 4,152 $ 4,182,310
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 1,307 897,961
Jerrold Finco plc
(c)
4.88%, 01/15/26 ................. GBP 317 331,719
5.25%, 01/15/27 ................. 947 965,852
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. USD 2,155 1,921,118
4.75%, 06/15/29 ................. 1,068 911,581
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,137,675
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 3,541 3,279,462
5.13%, 12/15/30 ................. 670 557,151
5.75%, 11/15/31 ................. 1,178 985,102
Nationwide Building Society
(a)(c)(l)
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 5.39%), 5.88% ... GBP 3,534 4,223,010
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 5.63%), 5.75% ... 800 897,665
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(c)(l)
.......... EUR 1,200 1,152,222
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. USD 4,826 4,262,034
25,704,862
Tobacco — 0.0%
Altria Group, Inc.
5.80%, 02/14/39 ................. 200 189,232
5.95%, 02/14/49 ................. 1,747 1,603,782
3.70%, 02/04/51 ................. 385 256,186
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,172,100
4.39%, 08/15/37 ................. 1,775 1,469,948
3.73%, 09/25/40 ................. 420 305,163
4.54%, 08/15/47 ................. 688 512,887
4.76%, 09/06/49 ................. 165 126,756
5,636,054
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.38%, 07/01/25 ................. 1,400 1,349,853
2.88%, 01/15/26 ................. 3,485 3,263,389
1.88%, 08/15/26 ................. 1,880 1,675,189
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,835 1,568,797
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,162,005
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 2,261 2,249,695
9.75%, 08/01/27 ................. 308 310,960
5.50%, 05/01/28 ................. 2,086 1,875,439
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 729 559,901
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 282,805
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 2,627 2,627,000
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 6,283 5,874,605
United Rentals North America, Inc.
5.50%, 05/15/27 ................. 943 958,564
5.25%, 01/15/30 ................. 6 6,066
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 2,308 2,385,549
7.25%, 06/15/28 ................. 6,545 6,780,685
32,930,502
Transportation Infrastructure — 0.0%
(c)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(l)
. EUR 600 546,566
Autostrade per l'Italia SpA
1.75%, 02/01/27 ................. 500 468,946
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
1.63%, 01/25/28 ................. EUR 725 $ 655,366
2.00%, 12/04/28 ................. 495 441,214
2.00%, 01/15/30 ................. 2,482 2,125,332
Getlink SE, 3.50%, 10/30/25 .......... 801 813,545
5,050,969
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(c)
.................... GBP 1,089 1,167,147
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,300 1,264,562
4.38%, 04/22/49 ................. 550 525,181
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 12,555 12,279,167
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(c)(l)
.............. 1,770 1,628,400
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(k)
....... 1,775 870,519
Matterhorn Telecom SA, 4.00%, 11/15/27
(c)
. EUR 1,100 1,030,043
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. USD 1,719 1,561,883
4.50%, 04/27/31 ................. 1,727 1,418,083
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ 775 750,268
4.30%, 02/15/48 ................. 77 68,146
4.35%, 05/01/49 ................. 181 161,671
3.70%, 11/15/49 ................. 240 194,361
4.55%, 03/15/52
(b)
................ 1,346 1,260,942
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ................. EUR 1,370 1,278,250
4.50%, 04/20/25 ................. 200 188,045
4.75%, 07/30/25 ................. 1,783 1,653,897
3.13%, 09/19/25 ................. 1,200 1,063,954
2.88%, 01/06/27 ................. 606 510,974
5.00%, 04/15/28 ................. 200 173,749
Sprint Corp., 7.63%, 03/01/26 ......... USD 2,839 3,094,847
Telefonica Europe BV, (EUR Swap Annual 8
Year + 2.97%), 3.88%
(a)(c)(l)
.......... EUR 800 761,664
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,615 1,505,455
2.55%, 02/15/31 ................. 525 459,055
3.50%, 04/15/31 ................. 827 764,727
2.70%, 03/15/32 ................. 249 217,182
4.38%, 04/15/40 ................. 475 442,020
3.00%, 02/15/41 ................. 880 683,508
4.50%, 04/15/50 ................. 109 100,873
3.30%, 02/15/51 ................. 925 707,445
3.40%, 10/15/52 ................. 200 153,932
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 900 958,842
4.25%, 01/31/31
(b)
................ USD 493 431,814
4.50%, 07/15/31
(c)
................ GBP 1,204 1,266,970
4.75%, 07/15/31
(b)
................ USD 8,258 7,473,490
Vodafone Group plc
6.15%, 02/27/37 ................. 100 111,301
5.25%, 05/30/48 ................. 722 716,906
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)(c)
............. EUR 732 703,390
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... USD 14,595 15,342,994
(EUR Swap Annual 5 Year + 3.00%),
2.63%, 08/27/80
(a)(c)
............. EUR 400 376,645
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)(c)
....... 400 337,890

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. USD 7,145 $ 6,359,050
70,852,095
Total Corporate Bonds — 29.0%
(Cost: $4,963,568,256) ........................... 4,439,573,740
Equity-Linked Notes
Aerospace & Defense — 0.1%
Goldman Sachs International (Lockheed Martin
Corp.), 17.90%, 09/19/22
(b)
.......... 4 1,740,993
HSBC Bank plc (AAR Corp.),
22.56%, 08/05/22
(b)
............... EUR 18 1,914,478
Royal Bank of Canada (Boeing Co. (The)),
15.54%, 08/05/22
(b)
............... GBP 249 2,341,527
Royal Bank of Canada (Huntington Ingalls
Industries, Inc.), 18.83%, 09/15/22
(b)
.... USD 17 3,695,762
Royal Bank of Canada (Raytheon Technologies
Corp.)
19.45%, 08/01/22
(b)
............... 30 2,783,438
16.74%, 10/03/22 ................ 30 2,790,178
15,266,376
Air Freight & Logistics — 0.0%
UBS AG (FedEx Corp.), 22.40%, 09/22/22
(b)
. 5 1,176,750
Auto Components — 0.0%
(b)
Goldman Sachs International (Lear Corp.),
23.28%, 09/15/22 ................ 22 3,131,052
Royal Bank of Canada (Goodyear Tire &
Rubber Co. (The)), 29.20%, 08/05/22 ... 177 2,166,094
5,297,146
Automobiles — 0.1%
(b)
BMO Capital Markets Corp. (General Motors
Co.), 26.04%, 08/12/22 ............. 67 2,436,110
Citigroup, Inc. (Tesla, Inc.), 17.15%, 08/17/22 13 10,915,436
13,351,546
Banks — 0.6%
(b)
BNP Paribas SA (Bank of America Corp.),
14.91%, 09/01/22 ................ 354 11,829,372
BNP Paribas SA (Citigroup, Inc.),
15.02%, 10/14/22 ................ 101 5,187,124
BNP Paribas SA (Wells Fargo & Co.),
14.52%, 10/14/22 ................ 159 6,821,924
Citigroup, Inc. (Citizens Financial Group, Inc.),
22.43%, 09/08/22 ................ 96 3,642,866
Credit Suisse AG (Wells Fargo & Co.),
25.75%, 09/23/22 ................ 98 4,242,458
Goldman Sachs International (M&T Bank
Corp.), 18.35%, 09/08/22 ........... 11 1,868,651
Goldman Sachs International (Truist Financial
Corp.), 18.48%, 09/08/22 ........... 75 3,731,313
HSBC Bank plc (Banco Santander SA),
11.18%, 08/25/22 ................ EUR 41 4,104,560
JPMorgan Structured Products BV (Citigroup,
Inc.), 18.12%, 09/15/22
(c)
........... USD 70 3,519,039
JPMorgan Structured Products BV (Comerica,
Inc.), 27.81%, 09/23/22
(c)
........... 12 921,257
JPMorgan Structured Products BV
(First Citizens BancShares, Inc.),
19.92%, 09/22/22
(c)
............... 6 4,469,881
Royal Bank of Canada (JPMorgan Chase &
Co.), 13.29%, 10/13/22 ............. 175 20,129,621
Societe Generale SA (First Republic Bank),
14.94%, 10/13/22 ................ 37 5,905,775
Security
Par (000)
Par (000) Value
Banks (continued)
Societe Generale SA (U.S. Bancorp),
13.86%, 10/14/22 ................ USD 88 $ 4,123,501
UBS AG (Kotak Mahindra Bank Ltd.),
10.90%, 08/19/22 ................ 23 2,995,395
UBS AG (M&T Bank Corp.), 11.20%, 08/19/22 15 2,636,017
86,128,754
Beverages — 0.1%
Citigroup, Inc. (Coca-Cola Co. (The)),
8.11%, 09/12/22
(b)
................ 286 18,293,914
Biotechnology — 0.1%
Citigroup, Inc. (AmerisourceBergen Corp.),
7.99%, 08/04/22
(b)
................ 60 8,828,696
Building Products — 0.1%
(b)
JPMorgan Structured Products BV (Masco
Corp.), 13.95%, 09/15/22
(c)
.......... 132 7,283,183
Royal Bank of Canada (Owens Corning),
11.81%, 09/21/22 ................ 65 5,806,226
13,089,409
Capital Markets — 0.2%
(b)
BNP Paribas SA (Charles Schwab Corp. (The)),
17.90%, 09/01/22 ................ 40 2,611,063
BNP Paribas SA (KKR & Co., Inc.),
19.24%, 08/03/22 ................ 39 2,176,710
Credit Suisse AG (Bank of New York Mellon
Corp. (The)), 16.45%, 10/14/22 ....... 96 4,215,401
Credit Suisse AG (Goldman Sachs Group, Inc.
(The)), 13.20%, 09/01/22 ........... 27 8,655,808
Royal Bank of Canada (Morgan Stanley),
13.07%, 10/13/22 ................ 116 9,567,625
UBS AG (Invesco Ltd.), 29.10%, 08/12/22 .. 95 1,691,293
28,917,900
Chemicals — 0.2%
(b)
BNP Paribas Issuance BV (PPG Industries,
Inc.), 22.41%, 09/29/22 ............. 13 1,586,625
BNP Paribas SA (Dow, Inc.), 29.45%, 09/09/22 176 9,266,053
BNP Paribas SA (DuPont de Nemours, Inc.),
17.28%, 08/03/22 ................ 81 4,961,629
Citigroup, Inc. (Mosaic Co. (The)),
25.49%, 08/03/22 ................ 161 8,510,701
24,325,008
Commercial Services & Supplies — 0.2%
Royal Bank of Canada (Boyd Group Services,
Inc.), 21.69%, 08/11/22
(b)
............ 151 8,370,421
Royal Bank of Canada (Copart, Inc.),
12.49%, 09/07/22
(b)
............... 71 8,955,744
Royal Bank of Canada (Waste Management,
Inc.), 9.62%, 09/21/22 ............. 80 12,980,264
Societe Generale SA (Cintas Corp.),
12.22%, 10/13/22
(b)
............... 6 2,544,033
32,850,462
Communications Equipment — 0.0%
(b)
Goldman Sachs International
(Telefonaktiebolaget LM Ericsson),
19.19%, 09/22/22 ................ 72 532,989
Societe Generale SA (Cisco Systems, Inc.),
13.41%, 09/19/22 ................ 135 5,968,623
6,501,612
Consumer Finance — 0.0%
BNP Paribas SA (Synchrony Financial),
33.69%, 09/01/22
(b)
............... 102 3,386,712

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
(b)
Citigroup, Inc. (Graphic Packaging Holding
Co.), 8.59%, 09/12/22 ............. USD 194 $ 4,309,630
Credit Suisse AG (Sealed Air Corp.),
21.70%, 09/23/22 ................ 43 2,557,783
Royal Bank of Canada (Sealed Air Corp.),
16.34%, 08/03/22 ................ 68 4,186,688
11,054,101
Diversified Financial Services — 0.3%
(b)
Citigroup, Inc. (Apollo Global Management,
Inc.), 29.36%, 08/26/22 ............. 96 5,105,456
Credit Suisse AG (Berkshire Hathaway, Inc.),
8.20%, 08/09/22 ................. 132 39,870,471
Credit Suisse AG (Equitable Holdings, Inc.),
18.25%, 09/09/22 ................ 91 2,486,932
47,462,859
Diversified Telecommunication Services — 0.0%
(b)
Citigroup, Inc. (AT&T, Inc.), 19.01%, 08/26/22 168 3,190,185
Credit Suisse AG (Verizon Communications,
Inc.), 15.30%, 09/23/22 ............. 75 3,553,703
6,743,888
Electric Utilities — 0.0%
BMO Capital Markets Corp. (American Electric
Power Co., Inc.), 14.79%, 09/15/22
(b)
... 24 2,303,291
BNP Paribas SA (Edison International),
29.67%, 08/01/22
(b)
............... 33 2,150,704
Royal Bank of Canada (Edison International),
19.99%, 10/03/22 ................ 33 2,179,753
6,633,748
Electrical Equipment — 0.0%
Royal Bank of Canada (Eaton Corp. plc),
12.88%, 08/03/22
(b)
............... 44 6,483,497
Electronic Equipment, Instruments & Components — 0.1%
(b)
Credit Suisse AG (Zebra Technologies Corp.),
19.20%, 08/03/22 ................ 6 2,166,380
Nomura Bank International plc (Corning, Inc.),
18.15%, 09/12/22 ................ 313 11,358,527
13,524,907
Energy Equipment & Services — 0.2%
(b)
Credit Suisse AG (Chipotle Mexican Grill, Inc.),
10.65%, 09/21/22 ................ 8 13,051,903
Societe Generale SA (Schlumberger NV),
16.00%, 10/19/22 ................ 514 18,847,148
31,899,051
Entertainment — 0.1%
(b)
BMO Capital Markets Corp. (Netflix, Inc.),
23.58%, 09/08/22 ................ 21 4,671,254
Citigroup, Inc. (Electronic Arts, Inc.),
17.49%, 08/03/22 ................ 55 7,106,066
Societe Generale SA (Walt Disney Co. (The)),
17.90%, 08/11/22 ................ 82 8,590,632
20,367,952
Equity Real Estate Investment Trusts (REITs) — 0.6%
(b)
BNP Paribas Issuance BV (AvalonBay
Communities, Inc.), 9.85%, 09/15/22 .... 47 9,972,390
BNP Paribas Issuance BV (Capital One
Financial Corp.), 24.77%, 09/29/22 ..... 17 1,841,086
BNP Paribas Issuance BV (Equinix, Inc.),
20.46%, 09/15/22 ................ 19 13,626,902
BNP Paribas SA (Outfront Media, Inc.),
21.09%, 08/03/22 ................ 284 5,222,990
Credit Suisse AG (SL Green Realty Corp.),
28.25%, 09/09/22 ................ 40 1,967,460
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Goldman Sachs International (Lamar
Advertising Co.), 14.35%, 08/03/22 ..... USD 54 $ 5,271,764
Royal Bank of Canada (Boston Properties,
Inc.), 11.21%, 09/21/22 ............. 91 8,223,891
Royal Bank of Canada (Host Hotels & Resorts,
Inc.), 17.25%, 08/04/22 ............. 204 3,647,589
Societe Generale SA (American Tower Corp.),
13.16%, 09/15/22 ................ 68 18,212,876
Societe Generale SA (Invitation Homes, Inc.),
15.05%, 09/15/22 ................ 265 10,190,881
Societe Generale SA (Prologis, Inc.),
13.20%, 09/01/22 ................ 68 8,621,289
86,799,118
Food & Staples Retailing — 0.2%
Citigroup, Inc. (Costco Wholesale Corp.),
12.40%, 09/23/22
(b)
............... 47 23,291,352
JPMorgan Structured Products BV (Kroger Co.
(The))
17.98%, 09/09/22
(b)(c)
.............. 101 4,725,677
19.22%, 09/09/22
(b)(c)
.............. 81 3,794,664
31,811,693
Food Products — 0.1%
(b)
BMO Capital Markets Corp. (Kraft Heinz Co.
(The)), 18.74%, 08/26/22 ........... 44 1,616,709
HSBC Bank plc (Danone SA),
14.20%, 08/25/22 ................ EUR 27 1,453,839
Royal Bank of Canada (Tyson Foods, Inc.),
14.01%, 08/09/22 ................ USD 23 1,990,255
Societe Generale SA (Admiral Group plc),
15.34%, 09/12/22 ................ 162 13,207,347
Societe Generale SA (Mondelez International,
Inc.), 15.39%, 09/09/22 ............. 27 1,731,837
19,999,987
Health Care Equipment & Supplies — 0.2%
(b)
BNP Paribas SA (Medtronic plc),
22.80%, 08/12/22 ................ 39 3,609,669
Credit Suisse AG (Dentsply Sirona, Inc.),
22.35%, 09/09/22 ................ 61 2,189,695
Goldman Sachs International (Abbott
Laboratories), 12.97%, 09/08/22 ...... 42 4,526,381
JPMorgan Structured Products BV (Hologic,
Inc.), 15.18%, 08/17/22
(c)
........... 127 9,071,791
UBS AG (Zimmer Biomet Holdings, Inc.),
21.80%, 08/12/22 ................ 28 3,050,043
22,447,579
Health Care Providers & Services — 0.4%
(b)
BMO Capital Markets Corp. (Cigna Corp.),
18.50%, 08/26/22 ................ 11 2,942,899
BNP Paribas SA (Elevance Health, Inc.),
22.32%, 08/12/22 ................ 4 1,767,022
Citigroup, Inc. (Cigna Corp.), 11.65%, 08/05/22 35 9,338,663
Citigroup, Inc. (Humana, Inc.),
13.83%, 08/19/22 ................ 6 2,834,742
Citigroup, Inc. (Laboratory Corp. of America
Holdings), 19.72%, 08/26/22 ......... 17 3,995,733
Goldman Sachs International (CVS Health
Corp.), 15.67%, 10/03/22 ........... 15 1,423,397
Goldman Sachs International (Elevance Health,
Inc.), 14.37%, 09/08/22 ............. 20 9,217,404
Royal Bank of Canada (CVS Health Corp.),
22.07%, 08/01/22 ................ 15 1,415,264
Societe Generale SA (Cardinal Health, Inc.),
14.07%, 09/09/22 ................ 63 3,516,271

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Societe Generale SA (UnitedHealth Group,
Inc.), 9.62%, 10/14/22 ............. USD 54 $ 29,014,848
65,466,243
Health Care Technology — 0.0%
(b)
Royal Bank of Canada (ConocoPhillips),
26.46%, 08/03/22 ................ 42 4,130,734
Societe Generale SA (ConocoPhillips),
29.50%, 09/19/22 ................ 16 1,475,732
5,606,466
Hotels, Restaurants & Leisure — 0.2%
(b)
BMO Capital Markets Corp. (Wendy's Co.
(The)), 16.70%, 08/10/22 ........... 179 3,373,851
Citigroup, Inc. (McDonald's Corp.),
10.65%, 09/12/22 ................ 70 18,499,485
Royal Bank of Canada (Choice Hotels
International, Inc.), 20.57%, 08/04/22 ... 25 3,042,470
24,915,806
Household Durables — 0.1%
(b)
BNP Paribas SA (DR Horton, Inc.),
19.20%, 09/09/22 ................ 24 1,849,980
Societe Generale SA (Newell Brands, Inc.),
17.79%, 09/09/22 ................ 137 2,742,865
Societe Generale SA (Toll Brothers, Inc.),
23.23%, 08/24/22 ................ 88 4,225,774
8,818,619
Industrial Conglomerates — 0.1%
(b)
Credit Suisse AG (Siemens AG),
22.70%, 08/05/22 ................ EUR 10 1,147,166
JPMorgan Structured Products BV (Honeywell
International, Inc.), 12.11%, 09/15/22
(c)
.. USD 95 18,129,429
19,276,595
Insurance — 0.3%
(b)
BNP Paribas Issuance BV (American
International Group, Inc.), 21.33%, 09/29/22 62 3,266,744
BNP Paribas Issuance BV (Fidelity National
Financial, Inc.), 23.55%, 09/29/22 ...... 45 1,770,600
Citigroup, Inc. (Marsh & McLennan Cos., Inc.),
10.78%, 08/17/22 ................ 85 13,905,066
Credit Suisse AG (Prudential plc),
24.85%, 08/05/22 ................ GBP 240 2,946,471
JPMorgan Structured Products BV (Prudential
plc), 17.86%, 09/15/22
(c)
............ USD 22 2,189,219
Royal Bank of Canada (Marsh & McLennan
Cos., Inc.), 12.09%, 09/09/22 ......... 45 7,359,929
Societe Generale SA (Progressive Corp. (The)),
10.13%, 10/14/22 ................ 35 4,066,271
UBS AG (Willis Towers Watson plc),
16.50%, 08/19/22 ................ 15 2,996,674
38,500,974
Interactive Media & Services — 0.2%
(b)
BNP Paribas SA (Alphabet, Inc.),
25.94%, 09/09/22 ................ 198 23,095,844
Credit Suisse AG (TripAdvisor, Inc.),
26.75%, 08/04/22 ................ 89 1,702,251
Royal Bank of Canada (Meta Platforms, Inc.),
13.11%, 09/21/22 ................ 53 8,596,112
33,394,207
IT Services — 0.2%
(b)
BNP Paribas SA (Fidelity National Information
Services, Inc.), 16.83%, 08/03/22 ...... 64 6,587,120
BNP Paribas SA (Global Payments, Inc.),
16.44%, 08/03/22 ................ 50 6,083,596
Security
Par (000)
Par (000) Value
IT Services (continued)
BNP Paribas SA (SS&C Technologies Holdings,
Inc.), 27.26%, 08/01/22 ............. USD 56 $ 3,252,507
Credit Suisse AG (FleetCor Technologies, Inc.),
13.60%, 08/04/22 ................ 9 2,009,592
Royal Bank of Canada (Fidelity
National Information Services, Inc.),
24.90%, 08/01/22 ................ 29 2,883,677
Societe Generale SA (Cognizant Technology
Solutions Corp.), 16.91%, 09/19/22 ..... 50 3,361,578
UBS AG (Fidelity National Information Services,
Inc.), 22.30%, 10/03/22 ............. 29 2,940,440
UBS AG (SS&C Technologies Holdings, Inc.),
14.30%, 10/03/22 ................ 38 2,171,143
29,289,653
Life Sciences Tools & Services — 0.2%
(b)
BNP Paribas Issuance BV (Thermo Fisher
Scientific, Inc.), 9.41%, 09/15/22 ...... 38 22,535,929
Royal Bank of Canada (Danaher Corp.),
14.51%, 09/09/22 ................ 32 9,285,182
31,821,111
Machinery — 0.1%
(b)
Goldman Sachs International (Deere & Co.),
19.21%, 08/22/22 ................ 23 7,980,048
JPMorgan Structured Products BV (Middleby
Corp. (The)), 18.51%, 08/12/22
(c)
...... 14 2,038,961
10,019,009
Media — 0.0%
(b)
Goldman Sachs International (Comcast Corp.),
18.09%, 09/22/22 ................ 28 1,080,815
Royal Bank of Canada (Publicis Groupe SA),
19.64%, 09/22/22 ................ EUR 15 770,507
1,851,322
Multiline Retail — 0.1%
(b)
BMO Capital Markets Corp. (Vinci SA),
18.13%, 09/29/22 ................ USD 11 2,688,950
Citigroup, Inc. (Macy's, Inc.), 27.82%, 08/19/22 234 4,197,109
Goldman Sachs International (Target Corp.),
16.20%, 08/17/22 ................ 54 8,318,335
15,204,394
Multi-Utilities — 0.0%
(b)
BNP Paribas Issuance BV (Ameren Corp.),
14.30%, 09/29/22 ................ 7 643,608
UBS AG (Public Service Enterprise Group,
Inc.), 17.00%, 08/12/22 ............. 21 1,381,346
2,024,954
Oil, Gas & Consumable Fuels — 0.3%
(b)
Citigroup, Inc. (EOG Resources, Inc.),
22.80%, 08/05/22 ................ 30 3,358,152
Citigroup, Inc. (Hess Corp.), 15.45%, 08/19/22 22 2,458,507
Citigroup, Inc. (Pioneer Natural Resources
Co.), 31.91%, 08/03/22 ............. 42 9,923,701
Credit Suisse AG (Occidental Petroleum Corp.),
43.60%, 08/03/22 ................ 35 2,262,219
Goldman Sachs International (EQT Corp.),
31.83%, 09/22/22 ................ 88 3,934,321
Goldman Sachs International (Williams Cos.,
Inc. (The)), 13.16%, 08/19/22 ........ 61 2,049,210
JPMorgan Structured Products BV (BP plc),
21.52%, 08/05/22
(c)
............... GBP 699 3,414,516
Merrill Lynch International & Co. (Exxon Mobil
Corp.), 17.80%, 08/01/22 ........... USD 122 11,312,389
Nomura Bank International plc (EOG
Resources, Inc.), 27.17%, 08/04/22 .... 17 1,935,245

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Royal Bank of Canada (Shell plc),
27.16%, 09/22/22 ................ GBP 33 $ 855,573
41,503,833
Personal Products — 0.0%
UBS AG (Unilever plc), 17.00%, 09/29/22
(b)
. USD 75 3,628,156
Pharmaceuticals — 0.4%
(b)
BNP Paribas SA (Eli Lilly & Co.),
13.87%, 08/03/22 ................ 55 17,177,993
Credit Suisse AG (Bayer AG),
19.95%, 08/25/22 ................ EUR 47 2,739,034
Credit Suisse AG (Bristol-Myers Squibb Co.),
9.05%, 09/21/22 ................. USD 243 17,995,736
Goldman Sachs International (Johnson &
Johnson), 11.25%, 09/08/22 ......... 52 9,131,906
Goldman Sachs International (Merck & Co.,
Inc.), 14.37%, 09/19/22 ............. 24 2,177,331
Royal Bank of Canada (AstraZeneca plc),
17.08%, 08/05/22 ................ GBP 45 5,819,471
55,041,471
Professional Services — 0.1%
(b)
Citigroup, Inc. (Equifax, Inc.), 23.93%, 09/09/22 USD 18 3,682,735
Goldman Sachs International (Hasbro, Inc.),
13.86%, 09/08/22 ................ 22 1,749,178
Goldman Sachs International (Leidos Holdings,
Inc.), 17.72%, 08/01/22 ............. 24 2,427,738
UBS AG (Leidos Holdings, Inc.),
19.10%, 10/03/22 ................ 24 2,490,765
10,350,416
Real Estate Management & Development — 0.0%
UBS AG (Sempra Energy), 17.50%, 09/29/22
(b)
14 2,303,280
Road & Rail — 0.1%
(b)
BNP Paribas SA (CSX Corp.),
17.13%, 09/09/22 ................ 175 5,550,493
BNP Paribas SA (Union Pacific Corp.),
16.51%, 09/09/22 ................ 34 7,467,946
13,018,439
Semiconductors & Semiconductor Equipment — 0.3%
(b)
BNP Paribas SA (Broadcom, Inc.),
22.46%, 08/12/22 ................ 6 3,021,343
Credit Suisse AG (Analog Devices, Inc.),
15.90%, 08/17/22 ................ 64 10,984,668
Credit Suisse AG (NVIDIA Corp.),
14.70%, 09/21/22 ................ 71 12,923,123
Goldman Sachs International (Applied
Materials, Inc.), 13.82%, 08/19/22 ..... 12 1,248,880
Societe Generale SA (Broadcom, Inc.),
12.07%, 09/02/22 ................ 27 14,642,985
42,820,999
Software — 0.7%
(b)
BMO Capital Markets Corp. (Microsoft Corp.),
19.98%, 09/22/22 ................ 8 2,032,012
Citigroup, Inc. (Microsoft Corp.),
14.99%, 09/12/22 ................ 91 24,373,401
Citigroup, Inc. (Synopsys, Inc.),
16.47%, 08/17/22 ................ 44 14,801,329
Credit Suisse AG (Microsoft Corp.),
10.90%, 09/21/22 ................ 67 18,622,300
Credit Suisse AG (Oracle Corp.),
10.70%, 09/12/22 ................ 167 12,858,018
JPMorgan Structured Products BV (Microsoft
Corp.), 16.18%, 08/17/22
(c)
.......... 50 14,022,813
Merrill Lynch International & Co. (Fair Isaac
Corp.), 17.63%, 08/03/22 ........... 9 3,474,531
Security
Par (000)
Par (000) Value
Software (continued)
Societe Generale SA (Cadence Design
Systems, Inc.), 11.22%, 09/12/22 ...... USD 75 $ 13,486,810
103,671,214
Specialty Retail — 0.5%
(b)
Citigroup, Inc. (AutoZone, Inc.),
11.39%, 09/21/22 ................ 4 8,849,740
Credit Suisse AG (Home Depot, Inc. (The)),
16.55%, 08/17/22 ................ 37 10,933,008
Credit Suisse AG (Lowe's Cos., Inc.),
18.35%, 08/17/22 ................ 29 5,465,066
Credit Suisse AG (TJX Cos., Inc. (The)),
18.40%, 08/17/22 ................ 137 8,359,328
JPMorgan Structured Products BV (Ulta
Beauty, Inc.), 20.28%, 08/25/22
(c)
...... 12 4,750,236
Nomura Bank International plc (Ross Stores,
Inc.), 30.10%, 09/23/22 ............. 22 1,817,448
Societe Generale SA (AutoZone, Inc.),
15.71%, 09/21/22 ................ 5 9,905,609
Societe Generale SA (Home Depot, Inc. (The)),
17.89%, 08/17/22 ................ 72 20,819,648
70,900,083
Technology Hardware, Storage & Peripherals — 0.3%
(b)
Citigroup, Inc. (Apple, Inc.), 12.65%, 09/12/22 180 28,497,807
Royal Bank of Canada (Apple, Inc.),
13.69%, 08/17/22 ................ 94 14,598,647
43,096,454
Textiles, Apparel & Luxury Goods — 0.0%
Societe Generale SA (Ralph Lauren Corp.),
15.86%, 09/09/22
(b)
............... 24 2,283,768
Tobacco — 0.1%
(b)
Credit Suisse AG (Altria Group, Inc.),
16.75%, 09/09/22 ................ 52 2,255,917
HSBC Bank plc (British American Tobacco plc),
21.09%, 08/25/22 ................ GBP 67 2,664,308
JPMorgan Structured Products BV (Altria
Group, Inc.), 10.90%, 09/15/22
(c)
...... USD 308 13,615,166
18,535,391
Trading Companies & Distributors — 0.1%
BNP Paribas Issuance BV (United Rentals,
Inc.), 13.98%, 09/15/22
(b)
........... 42 12,767,334
Transportation Infrastructure — 0.1%
Royal Bank of Canada (Automatic Data
Processing, Inc.), 8.75%, 09/21/22
(b)
.... 78 18,697,662
Wireless Telecommunication Services — 0.0%
(b)
Royal Bank of Canada (Rogers
Communications, Inc.), 16.33%, 09/15/22 CAD 60 2,759,586
Societe Generale SA (Vodafone Group plc),
16.91%, 09/22/22 ................ GBP 2,186 3,233,306
5,992,892
Total Equity-Linked Notes — 8.5%
(Cost: $1,264,946,735) ........................... 1,293,443,410

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.82%
,
 05/25/28 ................. USD 6,459 $ 6,031,356
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.82%
,
 05/25/28 ................. 1,314 1,226,716
COBHAM Ultra US Co., Term Loan, 11/17/28
(o)
605 579,669
Dynasty Acquisition Co., Inc., Term Loan B1,
04/06/26
(o)
..................... 4,531 4,274,419
Dynasty Acquisition Co., Inc., Term Loan B2,
04/06/26
(o)
..................... 2,436 2,297,856
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 6.12%
,
 02/01/28 6,753 6,554,770
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 9.71%
,
 02/01/29 1,648 1,533,563
TransDigm, Inc., Term Loan F, 12/09/25
(o)
... 3,309 3,208,353
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 4.62%
,
 08/22/24 ..... 2,722 2,663,396
28,370,098
Airlines — 0.2%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
7.46%
,
 04/20/28 ................. 3,908 3,844,518
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 .......... 4,091 3,931,353
American Airlines, Inc., Term Loan
(SOFR 3 Month + 2.00%), 2.84%, 12/15/23 3,668 3,598,846
 06/27/25
(o)
..................... 1,810 1,653,127
(LIBOR USD 1 Month + 1.75%),
4.12%, 01/29/27 ............... 818 745,909
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.03%
,
 12/11/26 ...... 3,593 3,141,127
Mileage Plus Holdings LLC, Term Loan, (SOFR
3 Month + 5.25%), 7.31%
,
 06/21/27 .... 5,417 5,456,230
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 6.53%
,
 04/21/28 4,480 4,304,436
26,675,546
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 5.62%
,
 04/10/28 ..... 927 896,237
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 5.62%
,
 04/30/26 7,529 7,231,426
Truck Hero, Inc., Term Loan, 01/31/28
(o)
.... 1,192 1,073,579
9,201,242
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 6.62%
,
 01/01/38
(a)
.... 3,824 3,727,261
Banks — 0.1%
CML Hyatt Lost Pines, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(a)(e)
.............. 10,600 10,441,000
Beverages — 0.0%
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(a)(o)
.................... 6,276 5,982,404
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
5.25%
,
 04/12/28 ................. USD 563 $ 479,291
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25% -
6.12%
,
 11/23/27 ................. 7,227 6,321,992
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 10/02/28 ................. 799 737,885
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(o)
............. 160 147,958
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 4.62%
,
 07/28/28 ..... 1,320 1,239,928
MI Windows and Doors LLC, Term Loan B1,
(SOFR 1 Month + 3.50%), 5.93%
,
 12/18/27 1 859
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 5.51%
,
 12/31/26 ..... 7,768 7,185,002
16,112,915
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
6.87%
,
 07/31/26 ................. 3,745 3,604,952
Azalea TopCo, Inc., 1st Lien Term Loan
 07/24/26
(o)
..................... 3,983 3,728,830
(LIBOR USD 1 Month + 3.75%),
6.12%, 07/24/26 ............... 785 736,377
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
4.58%
,
 10/22/26 ................. 3,193 3,119,431
CML Paradise Plaza, Term Loan, 01/01/28
(e)(o)
9,399 9,154,818
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
4.87%
,
 06/30/28 ................. 2,460 2,395,500
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 4.92% - 5.62%
,
 04/12/24 1,275 1,246,172
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 7.00%
,
 04/01/28
(e)
721 690,090
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
5.81%
,
 08/02/28
(e)
................ 4,529 4,314,030
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
8.30%
,
 11/28/23 ................. 1,014 1,008,397
29,998,597
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 4.17% - 4.87%
,
 03/18/28 .... 5,673 5,608,882
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(o)
..................... 165 154,063
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 6.12%
,
 09/30/28 ..... 1,127 1,050,053
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.00%),
6.26%
,
 11/24/27 ................. 948 879,304
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 7.00%
,
 08/27/26 ........... 3,267 3,219,302
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 4.00%
,
 06/01/24 ........... 2,367 2,346,430

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
6.00%
,
 12/29/27 ................. USD 864 $ 748,278
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
5.31%
,
 06/09/28 ................. 2,604 2,520,708
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 4.37%
,
 01/31/26 2,214 2,192,554
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
6.25%
,
 07/03/28 ................. 2,682 2,321,374
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 06/30/27 ................. 1,955 1,836,278
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
4.76%
,
 01/01/38 ................. 3,862 3,739,438
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 5.63%
,
 05/15/24 ........... 3,786 3,725,519
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
5.06%
,
 10/14/24 ................. 1,891 1,801,573
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
5.04%
,
 08/02/28 ................. 1,864 1,781,285
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 6.06%
,
 09/22/28 865 828,988
34,754,029
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.12%
,
 05/12/28 ................. 7,536 7,029,869
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (SOFR 6 Month +
4.00%), 4.78% - 5.60%
,
 02/15/29 ...... 1,402 1,356,870
Aramark Intermediate HoldCo Corp., Term
Loan B3, (SOFR 1 Month + 1.75%),
4.12%
,
 03/11/25 ................. 2,205 2,138,387
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 4.12%
,
 09/07/27 2,697 2,628,082
Covanta Holding Corp., Term Loan B,
(LIBOR USD 1 Month + 2.50%), 4.17% -
4.87%
,
 11/30/28 ................. 1,895 1,850,140
Covanta Holding Corp., Term Loan C,
(LIBOR USD 1 Month + 2.50%), 4.17% -
4.87%
,
 11/30/28 ................. 142 138,935
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 7.37%
,
 10/29/28 ........... 2,072 1,965,421
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 4.46%
,
 09/23/26 ........... 2,729 2,647,611
Tempo Acquisition LLC, Term Loan B1, (SOFR
1 Month + 3.00%), 5.33%
,
 08/31/28 .... 7,545 7,373,197
TruGreen Ltd. Partnership, 1st Lien Term Loan,
(SOFR 1 Month + 4.00%), 6.37%
,
 11/02/27 1,393 1,333,739
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 7.37%
,
 07/30/28 ........... 1,543 1,443,020
29,905,271
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (SOFR 1 Month +
4.50%), 6.94%
,
 03/02/29
(a)
.......... USD 4,992 $ 4,636,600
Construction & Engineering — 0.2%
(a)
Brand Industrial Services, Inc., Term Loan,
(SOFR 3 Month + 4.25%), 6.50% -
7.03%
,
 06/21/24 ................. 6,578 5,992,579
Hilton Washington Dupont Hotel, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
15.00%
,
 04/01/24
(e)
............... 14,623 12,575,630
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 5.38%
,
 01/21/28 ........... 1,921 1,863,214
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
5.87%
,
 05/12/28 ................. 3,782 3,555,002
23,986,425
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 4.37%
,
 01/15/27 ........... 3,502 3,415,498
New AMI I LLC, 1st Lien Term Loan, (SOFR 6
Month + 6.00%), 7.08%
,
 03/08/29 ..... 1,586 1,429,319
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.79%
,
 09/22/28 2,599 2,550,703
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 4.57% -
5.81%
,
 05/29/26 ................. 852 817,786
8,213,306
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, 12/01/27
(o)
................. 3,943 3,780,815
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
5.04%
,
 04/03/24 ................. 3,077 2,937,662
Pactiv Evergreen, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.25%), 5.62%
,
 02/05/26 1,001 968,656
Tosca Services LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 5.87%
,
 08/18/27 .... 3,247 2,886,401
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(o)
............... 106 100,877
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
6.25%
,
 09/15/28 ................. 1,192 1,131,424
11,805,835
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.99%
,
 10/28/27
(a)
1,334 1,260,736
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 12/11/28 ................. 3,283 3,100,950
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.12%
,
 12/10/29 ................. 1,629 1,433,520
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
4.63%
,
 11/24/28
(e)
................ 1,107 1,074,001
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 7.75%),
13.25%
,
 06/30/27 ................ 1,663 1,521,963

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 7.01%
,
 01/15/27
(e)
.......... USD 3,732 $ 3,601,276
Spring Education Group, Inc., 1st Lien
Term Loan, (SOFR 3 Month + 4.25%),
6.50%
,
 07/30/25 ................. 2,433 2,289,361
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 7.25%
,
 09/01/25 ..... 6,634 5,589,257
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
5.37%
,
 02/05/26 ................. 5,689 5,446,993
WCG Purchaser Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%), 5.67% -
6.25%
,
 01/08/27 ................. 2,484 2,417,273
26,474,594
Diversified Financial Services — 0.8%
(a)
Alchemy Copyrights LLC, Term Loan, (SOFR 1
Month + 3.00%), 4.71%
,
 03/10/28
(e)
.... 1,183 1,156,358
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 3.69%
,
 11/13/25
(e)
... 1,297 1,277,505
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 5.06%
,
 10/30/26 .... 2,079 2,032,302
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 3.88%
,
 04/13/28 ..... 3,257 3,181,500
Colorado Plaza, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 05/15/24
(e)
............... 7,906 7,115,294
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (SOFR 1 Month + 3.75%), 5.28% -
6.08%
,
 04/09/27 ................. 8,436 8,162,168
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
9.12%
,
 04/07/28 ................. 1,440 1,400,400
Houston Center, Term Loan, 12/09/22
(e)(o)
... 39,611 38,543,905
Lions Gate Capital Holdings LLC, Term Loan B,
(SOFR 1 Month + 2.25%), 4.62%
,
 03/24/25 1,771 1,713,673
Park Avenue Tower, Term Loan, 03/09/24
(e)(o)
31,329 30,827,105
Sheraton Austin, Term Loan, 01/01/28
(e)(o)
... 8,491 8,190,455
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.12%
,
 12/11/26 ................. 3,147 3,035,533
The Vinoy St. Petersburg, Term Loan,
01/01/38
(e)(o)
.................... 10,955 10,707,723
Travelport Finance SARL, 1st Lien Term Loan,
05/29/26
(o)
..................... 2,277 1,751,299
Travelport Finance SARL, Term Loan, (LIBOR
USD 3 Month + 1.50%), 3.75%
,
 02/28/25 2,508 2,414,667
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
5.00%
,
 01/31/29 ................. 646 628,869
White Cap Buyer LLC, Term Loan, (SOFR 1
Month + 3.75%), 6.08%
,
 10/19/27 ..... 1,293 1,232,977
123,371,733
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
5.26%, 07/15/25 ............... 944 902,175
(LIBOR USD 3 Month + 2.75%),
5.26%, 01/31/26 ............... 3,024 2,848,398
Altice France SA, Term Loan B13, (SOFR 3
Month + 4.00%), 5.41%
,
 08/14/26 ..... 3,129 2,967,733
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 5.25%
,
 11/30/27 . 772 740,969
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 5.88%
,
 12/11/26 .... USD 9,698 $ 9,319,481
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
5.88%
,
 10/02/27 ................. 1,328 1,147,102
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
6.06%
,
 05/01/28 ................. 2,693 2,563,313
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 4.87%
,
 11/04/26 . 2,227 2,202,287
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 6.62%
,
 09/01/28 1,182 1,101,297
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 5.62%
,
 09/25/26 .... 3,442 3,250,416
Virgin Media Bristol LLC, Facility Term Loan N,
(SOFR 1 Month + 2.50%), 4.50%
,
 01/31/28 1,717 1,671,973
Virgin Media Bristol LLC, Facility Term Loan Q,
01/31/29
(o)
..................... 1,640 1,615,105
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(o)
..................... 8,744 8,060,217
38,390,466
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (SOFR 1 Month + 2.00%),
4.37%
,
 01/15/25 ................. 1,580 1,541,645
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.12%
,
 12/13/25 ................. 1,303 1,093,534
2,635,179
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
7.63%
,
 06/23/28
(e)
................ 2,636 2,524,046
AZZ, Inc., Term Loan, (SOFR 1 Month +
4.25%), 6.68% - 6.98%
,
 05/13/29 ...... 757 737,447
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 5.37%
,
 02/12/25 545 536,380
3,797,873
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(a)(e)
(LIBOR USD 1 Month + 3.00%),
5.37%, 06/28/24 ............... 41 24,643
(LIBOR USD 1 Month + 1.00%),
3.37%, 06/30/25 ............... 396 185,939
210,582
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (SOFR 1 Month + 3.00%),
4.87%
,
 04/22/26 ................. 1,795 1,549,866
City Football Group Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 5.66%
,
 07/21/28 2,948 2,786,035
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.50%),
5.88%
,
 07/03/24 ................. 2,962 2,853,265
Live Nation Entertainment, Inc., Term Loan B4,
10/19/26
(o)
..................... 4,488 4,313,062
NASCAR Holdings LLC, Term Loan, 10/19/26
(o)
545 535,462
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 5.12%
,
 03/13/28 3,717 3,610,997

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Entertainment (continued)
Renaissance Holding Corp., 1st Lien
Term Loan, (SOFR 1 Month + 3.25%),
5.62%
,
 05/30/25 ................. USD 86 $ 83,120
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
4.87%
,
 01/23/25 ................. 2,970 2,786,885
UFC Holdings LLC, 1st Lien Term Loan B3,
04/29/26
(o)
..................... 1,685 1,627,423
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, 05/18/25
(o)
..... 6,198 5,929,766
WMG Acquisition Corp., Term Loan G,
01/20/28
(o)
..................... 3,842 3,750,364
29,826,245
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (SOFR
1 Month + 2.00%), 4.38%
,
 05/11/24
(a)
... 502 490,981
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 3 Month + 2.00%),
3.57%, 09/13/26 ............... 3,237 3,144,865
(LIBOR USD 3 Month + 2.75%),
4.32%, 11/22/28 ............... 2,604 2,541,659
5,686,524
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
5.42% - 6.12%
,
 10/01/25 ........... 3,051 2,608,969
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 4.87%
,
 10/10/26 .... 218 206,534
Chobani LLC, Term Loan, 10/25/27
(o)
...... 4,031 3,753,656
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
4.62%
,
 01/29/27 ................. 6,610 6,329,883
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 4.62% -
5.06%
,
 08/03/25 ................. 1,664 1,624,048
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
3.66%
,
 05/15/24 ................. 489 475,709
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 06/08/28 ................. 2,317 2,212,778
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
5.75%
,
 03/31/28 ................. 6,153 5,441,432
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
5.37%
,
 01/20/28 ................. 3,330 3,221,705
25,874,714
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan,
11/03/28
(o)
..................... 4,116 3,824,310
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 5.62%
,
 05/04/28 ..... 894 873,114
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 5.62%
,
 10/23/28 .... 8,528 8,131,111
12,828,535
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.2%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, 09/29/28
(o)
................. USD 2,220 $ 2,150,107
CNT Holding I Corp., 1st Lien Term Loan,
(SOFR 1 Month + 3.50%), 5.37%
,
 11/08/27 3,825 3,697,474
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
5.37%
,
 11/01/28 ................. 4,329 4,183,490
Envision Healthcare Corp., Term Loan, (SOFR
1 Month + 3.75%), 6.12%
,
 10/10/25 .... 2,856 738,292
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
6.00%, 02/18/27 ............... 4,023 3,737,672
(LIBOR USD 3 Month + 3.75%),
6.00%, 11/15/28 ............... 918 854,011
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
9.00%
,
 11/15/29 ................. 611 565,234
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
6.62%
,
 08/31/26 ................. 2,048 1,805,546
Medical Solutions LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.38%
,
 11/01/28 ................. 4,008 3,855,699
Medical Solutions LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29 ................. 1,349 1,238,827
Medical Solutions LLC, Delayed Draw 1st Lien
Term Loan, 11/01/28
(o)
............. 643 618,777
Option Care Health, Inc., 1st Lien Term Loan,
10/27/28
(o)
..................... 2,201 2,151,276
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 02/14/25 ................. 74 70,768
Vizient, Inc., Term Loan B7, (SOFR 1 Month +
2.25%), 4.45%
,
 05/16/29 ........... 351 350,474
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 5.50%
,
 12/22/28 2,443 2,346,516
28,364,163
Health Care Technology — 0.1%
(a)
Athenahealth, Inc., Delayed Draw Term Loan,
02/15/29
(o)
..................... 777 738,942
Athenahealth, Inc., Term Loan, 02/15/29
(o)
.. 4,583 4,359,758
Change Healthcare Holdings, Inc., Term Loan,
(SOFR 1 Month + 2.50%), 4.87%
,
 03/01/24 2,985 2,943,178
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%), 5.67% -
6.37%
,
 06/02/28 ................. 4,178 3,961,541
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 6.37%
,
 08/27/25 4,141 4,024,783
16,028,202
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 B.C. Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
4.12%
,
 11/19/26 ................. 4,444 4,303,878
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.12%
,
 02/02/26 ................. 247 214,327
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 5.05%
,
 10/02/28 1,442 1,364,621
Caesars Resort Collection LLC, Term Loan B,
(SOFR 1 Month + 2.75%), 5.12%
,
 12/23/24 6,466 6,312,275

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 07/21/25 ................. USD 161 $ 157,045
Carnival Corp., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.88%
,
 06/30/25 ..... 1,858 1,765,314
CML La Quinta Resort, Term Loan, 01/01/38
(e)(o)
8,731 8,492,226
CML Lake Tahoe Resort Hotel, Term Loan,
01/01/38
(e)(o)
.................... 5,102 4,965,480
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 6.33%
,
 01/27/29 6,364 6,056,454
Flutter Entertainment plc, Term Loan, (SOFR 3
Month + 2.25%), 4.50%
,
 07/21/26 ..... 2,075 2,033,473
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
4.37%
,
 11/30/23 ................. 1,904 1,887,962
Hilton Worldwide Finance LLC, Term Loan,
06/22/26
(o)
..................... 2,179 2,142,438
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 4.42% - 5.12%
,
 02/05/25 2,658 2,588,100
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 5.12%
,
 03/09/28 3,614 3,389,228
Penn National Gaming, Inc., Facility Term Loan
B, 05/03/29
(o)
................... 2,753 2,688,682
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
5.04%
,
 04/14/29 ................. 1,386 1,353,082
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
5.38%
,
 08/25/28 ................. 1,122 1,067,232
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
4.63%
,
 02/08/27 ................. 2,396 2,329,180
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 5.62%
,
 08/03/28 .... 3,681 3,497,805
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
4.12%
,
 05/30/25 ................. 913 899,938
57,508,740
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 5.92% -
6.50%
,
 05/17/28 ................. 2,519 1,787,044
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 4.84%
,
 02/26/29 2,698 2,399,871
Serta Simmons Bedding LLC, Term
Loan, (SOFR 1 Month + 7.50%),
9.50%
,
 08/10/23
(e)
................ 961 576,738
Serta Simmons Bedding LLC, Term Loan,
(SOFR 1 Month + 7.50%), 9.50%
,
 08/10/23 951 918,964
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 7.38%
,
 12/08/28 1,711 1,550,195
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
6.16%
,
 10/06/28 ................. 643 536,424
Weber-Stephen Products LLC, Term Loan B,
10/30/27
(o)
..................... 2,113 1,700,668
9,469,904
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, 09/29/28
(o)
.. 3,491 3,325,395
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 4.38%
,
 03/03/28 636 609,717
3,935,112
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
4.08%
,
 12/15/27
(a)
................ USD 1,477 $ 1,443,031
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(SOFR 1 Month + 3.25%), 5.62%, 05/09/25 6,286 6,069,441
Alliant Holdings Intermediate LLC, Term Loan
B4, 11/05/27
(o)
................... 5,771 5,564,858
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 4.62%
,
 02/19/28 .... 3,807 3,682,511
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
5.87%, 02/12/27 ............... 5,159 4,900,677
Hub International Ltd., Term Loan, (SOFR 3
Month + 3.00%), 5.55% - 5.77%
,
 04/25/25 1,607 1,564,365
Hub International Ltd., Term Loan B3,
(LIBOR USD 3 Month + 3.25%), 5.78% -
5.98%
,
 04/25/25 ................. 6,918 6,757,831
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 5.43%
,
 09/01/27 .... 2,263 2,196,695
Sedgwick Claims Management Services, Inc.,
Term Loan
(SOFR 1 Month + 3.25%), 5.62%, 12/31/25 1,911 1,848,434
(LIBOR USD 1 Month + 3.75%),
6.12%, 09/03/26 ............... 1,978 1,919,080
(LIBOR USD 1 Month + 4.25%),
6.62%, 09/03/26 ............... 913 888,712
USI, Inc., Term Loan
(SOFR 3 Month + 3.00%), 5.25%, 05/16/24 5,075 4,981,849
 12/02/26
(o)
..................... 789 766,428
41,140,881
Interactive Media & Services — 0.2%
(a)
Acuris Finance US, Inc., Term Loan, 02/16/28
(o)
1,121 1,090,007
Adevinta ASA, Facility Term Loan B2,
06/26/28
(o)
..................... 2,773 2,661,554
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 5.62%
,
 12/06/27 ..... 2,653 2,432,010
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
5.37%, 10/30/26 ............... 14,541 14,156,682
GoodRx, Inc., 1st Lien Term Loan, 10/10/25
(o)
2,254 2,134,508
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 6.88%
,
 01/29/26 ..... 5,972 5,363,698
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 1,232 1,117,149
28,955,608
Internet & Direct Marketing Retail — 0.0%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.06%
,
 11/24/28 ................. 1,356 1,312,109
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 5.87%
,
 02/12/27 ........... 4,627 4,272,562
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 6.62%
,
 02/12/27
(e)
......... 434 404,446
5,989,117
IT Services — 0.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
(o)
..................... 3,049 2,989,090
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
7.75%
,
 09/19/25 ................. 805 781,711

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 7.62%
,
 01/31/28 USD 3,051 $ 2,608,605
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 7.62%
,
 01/20/29 2,713 2,316,902
Asurion LLC, Term Loan B6, (SOFR 1 Month +
3.13%), 5.50%
,
 11/03/23 ............ 2,755 2,704,717
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 5.37%
,
 11/03/24 ...... 2,662 2,564,392
Asurion LLC, Term Loan B8, 12/23/26
(o)
.... 810 759,533
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 5.75%
,
 09/29/28 ..... 824 785,139
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
10.12%
,
 07/31/28 ................ 2,963 2,912,629
Epicor Software Corp., Term Loan C,
(LIBOR USD 1 Month + 3.25%), 4.92% -
5.62%
,
 07/30/27 ................. 1,117 1,062,460
FleetCor Technologies Operating Co. LLC,
Term Loan B4, 04/28/28
(o)
........... 1,095 1,066,103
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
6.25%
,
 10/01/27 ................. 5,688 5,508,169
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
4.37%
,
 08/10/27 ................. 3,809 3,720,768
Maximus, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 4.38%
,
 05/28/28 ..... 1,549 1,533,857
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.12%
,
 05/05/26 1,739 1,653,669
Trader Interactive LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.12%
,
 07/28/28
(e)
1,004 963,906
Venga Finance SARL, Term Loan, (LIBOR USD
2 Month + 4.75%), 6.71%
,
 06/28/29
(e)
... 1,029 948,895
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 6.12%
,
 02/11/28
(e)
.... 1,346 1,292,124
VS Buyer LLC, Term Loan, 02/28/27
(o)
..... 5,502 5,357,531
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 4.62%
,
 03/31/28 .......... 1,037 1,014,354
42,544,554
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (SOFR 1 Month + 4.00%),
5.83%
,
 12/01/28
(a)
................ 1,547 1,469,693
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B5,
11/08/27
(o)
..................... 4,359 4,269,064
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
4.25%
,
 02/22/28 ................. 2,919 2,870,543
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
6.87%
,
 02/04/27 ................. 5,721 5,412,352
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
4.56%, 07/03/28 ............... 4,966 4,869,798
Iqvia, Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 4.12%
,
 03/07/24 ..... 1,996 1,987,005
Maravai Intermediate Holdings LLC, Term
Loan B, (SOFR 3 Month + 3.00%),
5.55%
,
 10/19/27 ................. 2,216 2,170,608
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 11/15/28 ................. USD 5,793 $ 5,631,847
27,211,217
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.01%
,
 08/17/26 1,864 1,777,442
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 6.37%
,
 10/13/28 843 731,635
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 5.06%
,
 05/14/28 386 373,726
Filtration Group Corp., Term Loan
(SOFR 1 Month + 3.00%), 4.67% -
5.37%, 03/31/25 ............... 3,448 3,367,676
(LIBOR USD 1 Month + 3.50%), 5.17% -
5.87%, 10/21/28 ............... 1,639 1,573,482
Fluidra SA, Term Loan, (SOFR 1 Month +
2.00%), 4.43%
,
 01/29/29 ........... 556 537,433
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 4.87%
,
 03/31/27 .... 3,765 3,622,060
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 7,769 7,279,734
Ingersoll-Rand Services Co., Term Loan B1,
03/01/27
(o)
..................... 2,737 2,679,744
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 4.52%
,
 06/21/28 ..... 5,747 5,455,595
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 6.93%
,
 04/05/29 ........... 2,382 2,249,513
TK Elevator Midco GmbH, Facility Term Loan
B1, 07/30/27
(o)
................... 3,772 3,637,287
Vertiv Group Corp., Term Loan B, 03/02/27
(o)
4,536 4,308,238
37,593,565
Media — 0.3%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.86%
,
 03/03/25
(a)
................ 3,167 2,698,702
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(p)
................ 2,850 2,830,103
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 4.37%
,
 05/03/28
(a)
.... 1,235 1,184,840
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
4.13%
,
 04/30/25
(a)
................ 3,327 3,262,645
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
5.87% - 6.31%
,
 08/21/26
(a)
.......... 10,006 9,107,066
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
5.87%
,
 12/17/26
(a)
................ 1 471
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
4.87%
,
 09/01/28
(a)
................ 2,454 2,353,809
CSC Holdings LLC, Term Loan
(a)
(SOFR 1 Month + 2.25%), 4.25%, 07/17/25 2,661 2,560,293
(LIBOR USD 1 Month + 2.50%),
4.50%, 04/15/27 ............... 1,439 1,371,077
DirectV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 7.37%
,
 08/02/27
(a)
5,151 4,852,543
Eagle Broadband Investments LLC,
Term Loan, (SOFR 3 Month + 3.00%),
5.31%
,
 11/12/27
(a)
................ 1,996 1,916,391

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)(o)
................ USD 1,648 $ 1,426,967
Midcontinent Communications, Term
Loan, (SOFR 1 Month + 1.75%),
4.08%
,
 08/15/26
(a)(e)
............... 1,177 1,172,455
Nexstar Media, Inc., Term Loan B4, (SOFR 1
Month + 2.50%), 4.87%
,
 09/18/26
(a)
.... 561 554,071
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
5.38%
,
 04/01/28
(a)
................ 679 617,890
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 5.35%
,
 09/28/23
(a)(e)
.. 4,660 4,567,088
Voyage Digital Ltd., 1st Lien Term Loan, (SOFR
3 Month + 4.50%), 5.77%
,
 05/11/29
(a)(e)
.. 1,533 1,494,675
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
4.50%
,
 04/30/28
(a)
................ 2,902 2,820,976
44,792,062
Metals & Mining — 0.0%
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(a)(o)
.................... 8,268 5,886,317
Multiline Retail — 0.0%
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
5.81%
,
 12/21/27
(a)
................ 690 667,829
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 11.46%
,
 11/01/25 ........... 2,183 2,300,336
Freeport LNG investments, LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
6.21%
,
 12/21/28 ................. 4,570 4,278,326
Medallion Midland Acquisition LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.12%
,
 10/18/28 ................. 3,606 3,494,769
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 3.47%
,
 01/31/28 905 903,419
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.71%
,
 10/05/28 ................. 6,002 5,833,532
16,810,382
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
6.00%
,
 10/01/26
(a)
................ 11,233 10,706,427
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(SOFR 3 Month + 3.50%), 5.81% -
5.88%
,
 05/04/25 ................. 2,882 2,679,810
Elanco Animal Health, Inc., Term Loan,
08/01/27
(o)
..................... 3,348 3,233,319
Grifols Worldwide Operations Ltd., Term
Loan B, (SOFR 1 Month + 2.00%),
4.37%
,
 11/15/27 ................. 1,516 1,446,269
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 5.87%
,
 05/05/28 2,933 2,861,268
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.63%
,
 06/02/28 ..... 2,208 2,166,538
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(e)(o)
............ 37 35,276
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Precision Medicine Group LLC, Term Loan,
(LIBOR USD 2 Month + 3.00%), 5.25% -
5.58%
,
 11/18/27
(e)
................ USD 4,732 $ 4,483,312
16,905,792
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 5.12%
,
 02/04/28 ..... 4,120 4,023,281
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 5.88%
,
 06/02/28 6,858 5,752,193
Dun & Bradstreet Corp. (The), Term Loan,
02/06/26
(o)
..................... 8,331 8,094,915
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 5.54%
,
 01/18/29 1,493 1,442,397
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, 06/22/29
(o)
................ 1,169 1,122,366
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (SOFR 3 Month
+ 4.25%), 6.36%
,
 06/22/29 .......... 2,533 2,431,794
Galaxy US Opco, Inc., 1st Lien Term Loan,
(SOFR 1 Month + 4.75%), 7.08%
,
 04/29/29 4,020 3,783,825
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
6.12%
,
 07/11/25 ................. 3,660 3,546,783
Nielsen Finance LLC, Term Loan, (LIBOR USD
1 Month + 2.00%), 3.87%
,
 10/04/23 .... —
(q)
53
Trans Union LLC, Term Loan B5, (SOFR 1
Month + 1.75%), 4.12%
,
 11/16/26 ...... 1,517 1,462,945
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 4.62%
,
 12/01/28 .... 4,564 4,446,729
36,107,281
Road & Rail — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
7.04%
,
 04/06/28 ................. 506 456,823
Uber Technologies, Inc., Term Loan, 02/25/27
(o)
6,096 5,969,333
6,426,156
Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 4.36%
,
 12/02/28
(a)
.... 829 821,138
Software — 0.9%
(a)
Barracuda Networks, Inc., 1st Lien Term Loan
(SOFR 3 Month + 3.75%), 5.98%, 02/12/25 5,624 5,589,084
 05/17/29
(o)
..................... 1,831 1,763,857
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.12%
,
 10/02/25 3,851 3,701,031
CCC Intelligent Solutions, Inc., Term Loan,
09/21/28
(o)
..................... 1,115 1,080,859
Central Parent, Inc., 1st Lien Term Loan,
07/06/29
(o)
..................... 1,115 1,082,252
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 6.12%
,
 10/08/28 5,605 5,297,146
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 8.37%
,
 10/08/29 1,997 1,807,285
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 3,954 3,720,681
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 9.34%
,
 12/01/28 779 679,677
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.83%
,
 02/04/28 .......... 445 432,270

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
6.37%
,
 12/01/27 ................. USD 8,337 $ 8,124,367
Helios Software Holdings, Inc., Term Loan,
(SOFR 3 Month + 3.75%), 5.95%
,
 03/11/28 3,799 3,564,170
Informatica LLC, Term Loan, 10/27/28
(o)
.... 5,510 5,348,171
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.12%
,
 10/30/28 1,044 1,015,662
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
7.05%
,
 07/27/28 ................. 4,253 4,036,026
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 8.25%),
10.55%
,
 07/27/29 ................ 3,606 3,398,185
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 4.00%), 5.70%
,
 03/01/29 .......... 4,565 4,350,080
MH Sub I LLC, 1st Lien Term Loan
(SOFR 1 Month + 3.75%), 6.12%, 09/13/24 13,310 12,908,732
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 8.62%
,
 02/23/29 4,289 4,057,032
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 6.37%
,
 10/01/27 2,114 2,050,153
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
6.37%
,
 12/17/27 ................. 3,859 3,702,699
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.82%
,
 08/31/28 6,214 5,958,159
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(o)
12,506 12,012,439
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 5.87%
,
 12/17/27 .... 744 709,228
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 5.87%
,
 12/17/27 .... 1,186 1,130,551
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(o)
..................... 5,704 5,535,571
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.25%), 5.50%
,
 10/07/27 .... 9,539 9,167,378
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
4.12%
,
 04/16/25 ................. 1,844 1,798,993
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
4.12%
,
 04/16/25 ................. 1,497 1,460,370
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
9.63%
,
 03/03/28 ................. 5,559 5,506,127
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
5.54%, 05/04/26 ............... 9,628 9,319,202
(LIBOR USD 1 Month + 3.75%),
6.12%, 05/04/26 ............... 6,898 6,699,766
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 7.54%
,
 05/03/27 ..... 1,583 1,512,747
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.21%
,
 07/20/28 ................. 1,190 1,139,432
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 5.37%
,
 02/02/26 389 384,460
140,043,842
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan
(SOFR 3 Month + 4.00%), 6.25%, 02/07/25 2,156 2,038,243
(LIBOR USD 3 Month + 4.25%),
6.50%, 03/31/26 ............... 3,790 3,587,593
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (SOFR 1 Month + 4.00%),
6.25%
,
 05/04/28 ................. USD 5,648 $ 5,394,809
PetSmart LLC, Term Loan, (LIBOR USD 1
Month + 3.75%), 6.12%
,
 02/11/28 ...... 8,357 8,039,682
Pilot Travel Centers LLC, Term Loan B, (SOFR
1 Month + 2.00%), 4.43%
,
 08/04/28 .... 1,689 1,653,339
Restoration Hardware, Inc., Term Loan, (LIBOR
USD 1 Month + 2.50%), 4.87%
,
 10/20/28 1,521 1,371,120
RVR Dealership Holdings LLC, Term Loan,
(SOFR 3 Month + 3.75%), 5.17%
,
 02/08/28 1,161 977,922
23,062,708
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 4.45%
,
 02/20/29
(a)
.......... 1,722 1,617,253
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 4.32% - 4.80%
,
 07/27/28 5,711 5,502,625
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
5.62% - 6.06%
,
 01/31/28 ........... 3,346 3,073,153
SRS Distribution, Inc., Term Loan
(SOFR 3 Month + 3.50%), 6.18%, 06/02/28 684 650,182
 06/02/28
(o)
..................... 6,054 5,758,450
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 9.87%
,
 05/30/24
(e)
1,593 1,572,750
TMK Hawk Parent Corp., Term Loan B,
(LIBOR USD 1 Month + 3.50%), 5.17% -
5.87%
,
 08/28/24
(e)
................ 5,109 3,269,507
19,826,667
Transportation Infrastructure — 0.1%
(a)
CML ST Regis Aspen, Term Loan, 01/01/28
(e)(o)
11,715 11,263,604
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
5.12%
,
 09/22/28 ................. 1,028 987,749
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
8.12%
,
 09/21/29 ................. 421 402,758
OLA Netherlands BV, Term Loan, (SOFR 1
Month + 6.25%), 8.31%
,
 12/15/26 ..... 1,448 1,226,947
13,881,058
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
5.62%
,
 05/27/24 ................. 3,677 3,327,337
Gogo Intermediate Holdings LLC, Term Loan,
04/30/28
(o)
..................... 1,871 1,820,623
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
5.69%
,
 06/02/28 ................. 854 812,471
SBA Senior Finance II LLC, Term Loan, (SOFR
1 Month + 1.75%), 4.13%
,
 04/11/25 .... 1,679 1,639,184
7,599,615
Total Floating Rate Loan Interests — 7.6%
(Cost: $1,213,233,319) ........................... 1,161,467,005

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
..................... USD 1,175 $ 1,107,437
Empresa Nacional del Petroleo, 4.38%
,
10/30/24
(c)
..................... 4,680 4,663,328
5,770,765
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(c)(l)
........................... 3,620 3,478,820
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ................. 3,156 3,043,173
4.63%, 11/02/31 ................. 1,797 1,469,047
4,512,220
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(c)
....... 3,817 3,813,422
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 700 581,763
France — 0.0%
Electricite de France SA
(a)(c)(l)
(EUR Swap Annual 5 Year + 3.37%), 2.88% 600 518,179
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 847,188
(EUR Swap Annual 5 Year + 3.97%), 3.38% 3,000 2,438,834
3,804,201
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(c)
.. 495 404,226
Indonesia — 0.0%
(c)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. USD 1,433 1,332,847
Pertamina Persero PT, 3.10%
,
08/27/30 ... 3,437 3,056,868
4,389,715
Ireland — 0.1%
AIB Group plc
(a)
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(c)(l)
.................... EUR 4,285 4,165,152
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,700 2,653,173
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(c)(l)
.................... EUR 8,453 8,464,700
15,283,025
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(c)
3.63%, 09/24/24 ................. 100 90,891
2.63%, 04/28/25 ................. 725 631,000
1.88%, 01/09/26 ................. 100 82,049
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.63%
(a)(c)(l)
........... 1,275 925,211
1,729,151
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(c)
................ USD 1,634 1,629,915
4.69%, 05/15/29
(b)
................ 1,647 1,519,152
Petroleos Mexicanos
6.88%, 08/04/26 ................. 520 495,508
8.75%, 06/02/29
(b)
................ 1,547 1,451,569
5.95%, 01/28/31 ................. 4,148 3,204,330
Security
Par (000)
Par (000) Value
Mexico (continued)
6.70%, 02/16/32 ................. USD 4,313 $ 3,438,539
6.75%, 09/21/47 ................. 6,266 4,249,915
7.69%, 01/23/50 ................. 4,135 2,997,875
18,986,803
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 3,152 2,992,036
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)
......... 1,780 712,196
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 3,521 2,925,291
5.13%, 08/11/61 ................. 1,725 1,431,534
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 1,976 1,803,471
6,160,296
Qatar — 0.0%
Qatar Energy, 2.25%
,
07/12/31
(b)
........ 2,660 2,380,700
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
... 330 320,100
Total Foreign Agency Obligations — 0.5%
(Cost: $87,771,151) .............................. 75,319,439
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
7.00%, 01/26/26
(c)
................ 1,436 1,476,657
4.25%, 01/25/28
(b)
................ 2,115 1,910,506
7.38%, 05/14/30
(c)
................ 1,445 1,447,077
5.45%, 09/16/32
(c)
................ 1,684 1,414,876
6,249,116
Brazil — 0.0%
Federative Republic of Brazil
4.63%, 01/13/28 ................. 1,711 1,669,081
3.88%, 06/12/30 ................. 1,464 1,315,587
2,984,668
Chile — 0.0%
Republic of Chile
3.24%, 02/06/28 ................. 1,624 1,566,449
3.10%, 05/07/41 ................. 5,033 3,976,070
5,542,519
Colombia — 0.1%
Republic of Colombia
8.13%, 05/21/24 ................. 4,414 4,634,148
4.50%, 01/28/26 ................. 1,536 1,471,488
3.88%, 04/25/27 ................. 2,562 2,342,309
4.50%, 03/15/29 ................. 3,308 2,994,360
3.25%, 04/22/32 ................. 1,997 1,552,667
4.13%, 05/15/51 ................. 1,110 731,074
13,726,046
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 2,355 2,310,550
5.50%, 02/22/29
(b)
................ 3,020 2,795,010
5.50%, 02/22/29
(c)
................ 1,982 1,834,341
4.88%, 09/23/32
(b)
................ 1,888 1,581,554
5.30%, 01/21/41
(c)
................ 1,898 1,477,237
9,998,692

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 ................. USD 2,689 $ 2,104,142
6.38%, 04/11/31 ................. EUR 1,052 642,430
2,746,572
Guatemala — 0.0%
Republic of Guatemala
5.38%, 04/24/32
(b)
................ USD 1,693 1,673,213
3.70%, 10/07/33
(c)
................ 2,891 2,402,782
4.65%, 10/07/41
(b)
................ 2,333 1,898,479
5,974,474
Hungary — 0.0%
Hungary Government Bond, 5.25%
,
06/16/29
(b)
4,505 4,571,286
Indonesia — 0.1%
(c)
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 4,540 4,630,800
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
(c)
6.15%, 05/21/48 ................. 1,400 1,350,387
4.88%, 07/17/49 ................. 1,800 1,488,420
Republic of Indonesia
4.75%, 01/08/26
(c)
................ 1,472 1,505,396
3.50%, 01/11/28 ................. 1,220 1,200,023
4.75%, 02/11/29 ................. 1,527 1,593,974
5.13%, 01/15/45
(c)
................ 3,000 3,034,080
14,803,080
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
. 4,941 4,521,015
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd.
2.07%, 04/28/31
(c)
................ 1,758 1,598,462
1,598,462
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. 1,400 1,372,000
4.50%, 04/22/29 ................. 3,527 3,521,709
4.75%, 03/08/44 ................. 2,402 2,093,193
4.35%, 01/15/47 ................. 3,898 3,145,930
10,132,832
Mongolia — 0.0%
State of Mongolia
(c)
8.75%, 03/09/24 ................. 2,000 1,969,125
5.13%, 04/07/26 ................. 2,067 1,829,522
3,798,647
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 3,648 3,160,080
3.00%, 12/15/32
(b)
................ 5,575 4,418,188
7,578,268
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(b)
1,616 1,250,380
Nigeria Government Bond, 7.63%
,
11/28/47
(c)
2,413 1,514,157
2,764,537
Oman — 0.1%
Oman Government Bond
(c)
4.75%, 06/15/26 ................. 1,220 1,191,025
7.38%, 10/28/32 ................. 2,230 2,366,587
6.50%, 03/08/47 ................. 1,458 1,264,815
Security
Par (000)
Par (000) Value
Oman (continued)
7.00%, 01/25/51 ................. USD 1,720 $ 1,556,600
6,379,027
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(c)
2,265 1,118,593
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 5,959 5,777,623
3.16%, 01/23/30 ................. 1,678 1,518,380
2.25%, 09/29/32 ................. 3,918 3,129,013
3.30%, 01/19/33 ................. 1,360 1,181,840
11,606,856
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(c)
................ 4,144 4,235,427
4.95%, 04/28/31
(b)
................ 2,136 2,110,368
5.60%, 03/13/48
(c)
................ 2,568 2,191,306
5.40%, 03/30/50
(c)
................ 2,075 1,825,092
5.40%, 03/30/50
(b)
................ 582 511,906
10,874,099
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,276,963
2.39%, 01/23/26 ................. 3,120 2,954,835
4.13%, 08/25/27 ................. 3,060 3,072,049
2.78%, 01/23/31 ................. 1,703 1,500,556
3.00%, 01/15/34 ................. 1,065 912,705
10,717,108
Philippines — 0.0%
Republic of Philippines
3.75%, 01/14/29 ................. 2,561 2,593,294
2.95%, 05/05/45 ................. 2,243 1,752,591
4,345,885
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 3,062 3,023,725
3.00%, 02/14/31
(b)
................ 2,470 2,027,407
3.63%, 03/27/32
(b)
................ 2,796 2,302,855
4.00%, 02/14/51
(c)
................ 552 385,124
7,739,111
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.38%, 04/16/29
(b)
................ 1,619 1,701,974
3.25%, 11/17/51
(c)
................ 1,637 1,307,554
3,009,528
South Africa — 0.1%
Republic of South Africa
4.88%, 04/14/26 ................. 2,503 2,453,409
4.85%, 09/30/29 ................. 2,470 2,263,601
5.88%, 04/20/32 ................. 2,049 1,897,886
5.00%, 10/12/46 ................. 2,987 2,121,330
8,736,226
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(c)(f)(m)
5.75%, 04/18/23 ................. 3,980 1,182,309
6.85%, 03/14/24 ................. 5,645 1,671,625
6.35%, 06/28/24 ................. 6,528 1,951,464
4,805,398

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Ukraine — 0.0%
Ukraine Government Bond
8.99%, 02/01/24
(c)
................ USD 3,160 $ 600,400
7.25%, 03/15/33
(b)
................ 1,548 291,798
892,198
Uruguay — 0.0%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. 1,233 1,281,756
4.13%, 11/20/45 ................. 1,560 1,525,400
2,807,156
Total Foreign Government Obligations — 1.1%
(Cost: $193,144,876) ............................. 170,021,399
Shares
Shares
Investment Companies
iShares Core Dividend Growth ETF
(r)
...... 3,100,737 156,928,300
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)(r)
........................ 4,861,410 380,113,648
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(g)(r)
.................... 461,600 52,903,976
MPLX LP ........................ 68,522 2,227,650
NuStar Energy LP .................. 18,035 272,869
SPDR Bloomberg High Yield Bond ETF .... 1,804,873 173,953,660
Western Midstream Partners LP ......... 51,403 1,377,086
Total Investment Companies — 5.0%
(Cost: $790,339,141) ............................. 767,777,189
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 3.39%, 11/25/35 1,411 1,232,933
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 2.82%, 11/25/35 ... 673 658,353
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 2.80%, 11/25/35 ... 521 516,364
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 2.29%, 06/25/35
(a)
... 413 369,495
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 2.88%, 08/25/35
(a)
.. 1,103 954,352
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 2.78%, 12/25/35
(a)
.. 179 162,128
Series 2005-63, Class 3A3, 2.83%,
11/25/35
(a)
................... 1,936 1,740,664
Series 2005-63, Class 5A1, 3.32%,
12/25/35
(a)
................... 55 51,316
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 52 48,657
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 2.86%, 01/25/36
(a)
.. 1,909 1,697,702
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.64%,
02/25/36
(a)
................... 4,001 3,599,294
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 661 436,720
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 1,002 573,101
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... USD 473 $ 258,209
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 726 361,507
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,688 1,438,132
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,724 1,069,353
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 821 526,674
Series 2006-9T1, Class A7, 6.00%, 05/25/36 316 164,029
Series 2006-J7, Class 2A1, (LIBOR USD 1
Month + 1.50%), 3.21%, 11/20/46
(a)
.. 3,877 2,828,152
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,264 648,706
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 2.37%,
11/25/46
(a)
................... 5,176 4,160,930
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 2.64%, 11/25/46
(a)
. 3,452 3,065,195
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.49%,
11/25/46
(a)
................... 6,917 5,910,348
Series 2006-OA16, Class A2, (LIBOR USD
1 Month + 0.38%), 2.64%, 10/25/46
(a)
. 302 272,470
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 2.55%, 05/20/46
(a)
.. 1,329 1,134,038
Series 2006-OA3, Class 2A1, (LIBOR USD
1 Month + 0.42%), 2.68%, 05/25/36
(a)
. 7,206 6,191,045
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 2.64%, 07/25/46
(a)
. 9,294 8,044,879
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,843 995,922
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 409 227,928
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 250 177,301
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 229 157,381
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,155 681,995
Series 2007-19, Class 1A8, 6.00%, 08/25/37 562 331,803
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,083 1,676,118
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 473 257,968
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,155 1,655,771
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 542 284,218
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 2.51%, 06/25/37
(a)
.. 5,723 4,676,474
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,611 770,348
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 2.02%,
11/25/47
(a)
................... 1,446 1,253,135
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 2.54%, 04/25/47
(a)
. 8,551 7,449,829
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.34%), 2.60%, 05/25/47
(a)
.. 3,512 3,063,257
Series 2007-OA8, Class 2A1, (LIBOR USD
1 Month + 0.36%), 2.62%, 06/25/47
(a)
. 7,121 5,398,512
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 1,034 684,314

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.61%, 10/25/46
(a)
... USD 9,035 $ 8,018,111
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.58%,
10/25/46
(a)
................... 4,730 3,491,177
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
................... 617 555,690
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 308 277,553
Series 2006-D, Class 6A1, 2.76%, 05/20/36 290 267,094
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 2.55%, 06/20/47 ... 1,070 910,877
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 2.71%, 09/25/37
(a)(b)
......... 839 761,754
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
2.70%, 04/25/36
(a)
................ 4,104 6,214,808
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 667 494,493
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 875 651,237
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 2.43%, 03/25/37 ... 1,079 979,449
Series 2007-AR3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 2.40%, 03/25/37 .. 1,630 1,411,708
Series 2007-AR4, Class 1A1, (LIBOR USD
1 Month + 0.20%), 2.46%, 09/25/47 .. 1,892 1,757,872
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 2.53%, 04/25/35
(a)
.. 870 797,844
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 2.86%, 05/25/35
(a)
.. 2,703 2,157,324
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.60%,
04/25/46
(a)
................... 2,569 868,778
Series 2007-21, Class 1A1, 6.25%, 02/25/38 142 83,172
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 625 290,915
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 955 444,230
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 9,541 9,070,153
Series 2022-3, Class A1, 5.00%, 05/25/67
(e)
9,870 9,669,663
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 66 60,333
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
..................... 392 351,509
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 2.56%,
09/27/37
(a)(b)
.................... 5,124 4,480,091
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD
1 Month + 0.19%), 2.45%, 08/25/47
(a)
... 10,949 9,170,701
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 3.14%,
02/25/37
(a)
..................... 1,097 732,991
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.21%, 05/25/35
(a)
..... 30 27,540
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (LIBOR
USD 1 Month + 0.17%), 2.43%, 02/25/36 USD 2,316 $ 2,062,203
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.64%,
03/25/36 .................... 1,267 1,217,285
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 2.76%,
10/25/35
(a)
..................... 1,371 1,299,832
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 587 495,543
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,212 928,455
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.25%,
08/25/37 .................... 98 77,753
Series 2007-AR15, Class 2A1, 3.26%,
08/25/37 .................... 508 416,403
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 2.30%), 4.56%,
12/25/37
(a)
..................... 6,791 6,952,651
Loan Revolving Advance Investment Trust,
Series 2021-2, Class A1X, (LIBOR USD 1
Month + 2.75%), 4.72%, 06/30/23
(a)(b)
... 11,430 11,342,327
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 2.80%,
12/25/35 .................... 367 346,288
Series 2006-1, Class 2A1, 2.53%, 02/25/36 295 289,510
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,687,204
Prima Capital CRE Securitization Ltd.
(b)
Series 2015-4A, Class C, 4.00%, 08/24/49 880 841,623
Series 2016-6A, Class C, 4.00%, 08/24/40
(e)
16,500 15,303,750
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. 355 314,109
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 155 133,903
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 313 134,016
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 35 29,735
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.39%,
04/25/47
(a)
..................... 209 112,938
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 2.72%, 02/25/36 ... 909 779,421
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 2.64%, 06/25/36 .. 7,391 6,431,135
Series 2006-AR6, Class 2A1, (LIBOR USD
1 Month + 0.38%), 2.64%, 07/25/46 .. 9,699 7,473,839
Series 2007-AR4, Class GA4B, (LIBOR
USD 1 Month + 0.18%), 2.44%, 09/25/47 1,868 1,767,394
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
........ 2,800 2,709,608
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 1.39%,
06/25/47 .................... 5,447 4,770,520
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 1.45%,
07/25/47 .................... 2,952 2,467,602

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.18%, 10/25/36
(d)
USD 1,082 $ 446,909
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.62%,
06/25/46
(a)
................... 3,626 2,491,512
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.49%,
10/25/46
(a)
................... 4,829 4,089,564
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 1.36%,
12/25/46
(a)
................... 4,331 3,586,123
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 1.48%,
05/25/47
(a)
................... 2,609 2,270,686
227,123,928
Commercial Mortgage-Backed Securities — 4.4%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
......... 7,780 6,468,513
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 3.99%, 09/15/34
(a)(b)
......... 29,015 26,403,879
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
4.10%, 04/15/35
(a)(b)
............... 3,467 3,243,220
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 3.95%, 12/15/36 ... 11,310 10,462,542
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 5.05%, 12/15/36 ... 1,490 1,347,367
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 3.50%, 11/15/32 ... 3,225 2,825,390
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 4.00%, 11/15/32 ... 3,965 3,279,967
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 3.70%, 09/15/34 ... 11,982 11,326,013
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 2.72%, 08/25/35 ... 2,959 2,694,174
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 2.74%, 11/25/35 ... 684 621,163
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 2.48%, 03/25/37 ... 2,273 2,072,543
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 2.55%, 07/25/37 ... 3,402 3,061,527
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 3.76%, 12/25/37 ... 2,018 1,859,080
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.50%), 4.50%, 08/15/36 ... 2,710 2,597,616
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 5.50%, 08/15/36 ... 1,800 1,715,257
Series 2018-CHRS, Class E, 4.27%,
08/05/38 .................... 1,750 1,332,482
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
............... 2,672 2,421,132
Benchmark Mortgage Trust
(a)
Series 2018-B3, Class D, 3.04%, 04/10/51
(b)
1,250 997,051
Series 2018-B7, Class C, 4.86%, 05/15/53 4,770 4,494,220
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 5.70%, 10/15/35
(a)(b)
USD 3,600 $ 3,383,453
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 5.60%, 09/15/38
(a)(b)
4,495 4,278,772
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,327,932
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,815,358
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 4.30%, 10/15/36 ... 6,375 6,121,773
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 4.65%, 10/15/36 ... 14,288 13,579,840
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 4.17%, 10/15/36 ... 11,186 10,446,218
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 4.82%, 12/15/38 ... 13,437 12,594,300
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 2.91%, 02/15/33
(e)
.. 12,383 11,764,275
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 4.15%, 02/15/33
(e)
.. 7,261 6,897,970
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 6.25%, 02/15/33
(e)
.. 4,795 4,554,963
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 4.80%, 06/15/38 ... 11,096 10,204,706
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 5.75%, 06/15/38 ... 8,734 8,223,717
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 4.80%, 05/15/38 ... 18,644 17,205,433
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 4.24%, 10/15/38 ... 13,050 12,174,769
Series 2022-CSMO, Class C, (TSFR1M +
3.89%), 5.85%, 06/15/27 ......... 6,670 6,552,985
Series 2022-LP2, Class F, (TSFR1M +
3.26%), 5.36%, 02/15/39 ......... 13,733 12,694,181
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 5.14%, 10/15/36 ... 13,310 12,243,048
Series 2021-LBA, Class GJV, (LIBOR USD
1 Month + 3.00%), 5.00%, 02/15/36 .. 11,900 10,783,423
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 5.00%, 02/15/36 ... 8,900 8,053,515
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 4.25%, 01/15/34 ... 4,680 4,388,713
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 5.00%, 01/15/34 ... 7,240 6,773,393
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 6.03%, 09/15/34 ... 959 881,067
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 5.60%, 06/15/36 ... 9,532 8,926,865
Series 2022-IND, Class E, (TSFR1M +
3.99%), 6.09%, 04/15/37 ......... 8,640 8,445,107
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 6,800 6,041,130
Series 2017-CC, Class E, 3.55%, 08/13/37 10,985 9,498,355
Series 2021-601L, Class D, 2.78%, 01/15/44 5,360 3,902,255
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.84%, 05/10/58
(a)
3,330 3,134,871
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 3,600 3,570,528
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
................... 2,100 2,066,734
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
................... 2,278 2,251,698
Series 2015-GC27, Class C, 4.42%,
02/10/48
(a)
................... 927 885,732

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-C1, Class C, 4.94%, 05/10/49
(a)
USD 2,870 $ 2,748,063
Series 2016-C1, Class D, 4.94%, 05/10/49
(a)
(b)
......................... 980 859,532
Series 2016-GC37, Class C, 4.92%,
04/10/49
(a)
................... 2,640 2,510,581
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 2,731,275
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
1,271 1,182,129
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
................... 3,000 2,889,708
Series 2013-GAM, Class E, 3.42%,
02/10/28
(b)
................... 4,700 4,229,593
Series 2014-CR15, Class C, 4.68%,
02/10/47 .................... 1,020 998,544
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... 9,520 9,211,725
Series 2015-LC19, Class C, 4.22%,
02/10/48 .................... 6,513 6,224,228
Series 2015-LC21, Class C, 4.33%,
07/10/48 .................... 3,640 3,428,425
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
................... 3,200 2,648,024
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2015-RPL1,  0.00%, 02/15/24 ... 8,800 8,720,272
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 1,450 1,227,939
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 6.86%, 10/15/37 ... 4,661 4,413,008
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 5.50%, 11/15/38
(e)
.. 1,338 1,289,498
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
3.87%, 05/15/35
(a)(b)
............... 4,998 4,792,721
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, 3.53%,
10/10/34 .................... 10,428 9,531,838
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 2,890 2,599,115
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 5.12%, 11/15/38 ... 11,890 11,103,569
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 5.61%, 11/15/38 ... 4,560 4,238,884
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 4.25%, 07/15/38 ... 10,088 9,745,094
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 4.85%, 07/15/38 ... 6,530 6,250,811
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 5.70%, 07/15/38 ... 6,816 6,696,254
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,419,709
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class F, (LIBOR USD 1 Month +
3.44%), 5.43%, 11/15/36
(a)(b)
......... 6,640 6,208,636
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
................... 1,075 1,026,751
Series 2015-GC32, Class D, 3.35%,
07/10/48 .................... 1,162 990,008
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
................... 1,581 1,255,405
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,916,829
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-1, Class M5, 5.73%, 09/25/46 USD 2,000 $ 1,820,233
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 5.35%, 10/15/36 ... 4,743 4,476,358
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 6.40%, 10/15/36 ... 1,177 1,106,987
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2022-NLP, Class F,
(TSFR1M + 3.54%), 5.50%, 04/15/37
(a)(b)
. 10,610 9,759,394
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
.................... 1,898 1,658,595
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class C, 3.79%,
03/15/50
(a)
..................... 5,137 4,543,250
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,254,575
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2015-JP1, Class D, 4.23%, 01/15/49 3,312 2,903,662
Series 2019-OSB, Class E, 3.78%,
06/05/39
(b)
................... 2,800 2,441,692
Series 2022-OPO, Class D, 3.45%,
01/05/39
(b)
................... 3,360 2,857,378
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
3.80%, 05/15/36
(a)(b)
............... 12,751 12,353,651
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 4.35%,
03/15/38
(a)(b)
.................... 10,752 10,037,250
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.67%, 03/10/50
(a)(b)
... 3,375 3,121,580
LUXE Trust, Series 2021-TRIP, Class E,
(LIBOR USD 1 Month + 2.75%), 4.75%,
10/15/38
(a)(b)
.................... 920 855,312
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
............. 3,305 3,082,236
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 6.00%, 11/15/38 ... 13,800 12,891,049
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 7.25%, 11/15/38 ... 25,270 23,628,294
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (TSFR1M +
4.22%), 6.18%, 12/15/34
(a)(b)(e)
........ 3,940 3,801,679
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 5.95%, 07/15/38
(a)(b)
.. 1,897 1,792,665
Morgan Stanley Bank of America Merrill Lynch
Trust
(a)
Series 2015-C23, Class D, 4.14%,
07/15/50
(b)
................... 727 650,882
Series 2017-C33, Class C, 4.56%, 05/15/50 879 806,142
Morgan Stanley Capital I Trust
Series 2015-MS1, Class C, 4.02%,
05/15/48
(a)
................... 1,530 1,407,801
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 3.95%, 11/15/34
(a)(b)(e)
3,998 3,964,817
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 4.60%, 11/15/34
(a)(b)(e)
7,904 7,902,419
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
(e)
......................... 6,300 5,065,200
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,570 1,212,622
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
(e)
......................... 2,880 2,620,800

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
......................... USD 2,112 $ 1,669,593
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 4.55%, 07/15/35
(a)(b)
. 4,040 3,837,259
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (TSFR1M + 5.29%), 7.24%,
03/15/39
(a)(b)
.................... 38,023 35,897,780
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
...... 8,300 6,600,108
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 6.35%, 07/15/38
(a)(b)
......... 1,400 1,322,183
SREIT Trust, Series 2021-MFP2, Class J,
(LIBOR USD 1 Month + 3.92%), 5.91%,
11/15/36
(a)(b)
.................... 1,426 1,346,222
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 5.67%,
07/15/23
(a)(b)
.................... 2,956 2,778,644
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 5.00%, 06/15/26 ... 5,180 4,748,979
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 5.85%, 06/15/26 .. 1,794 1,641,481
Velocity Commercial Capital Loan Trust, Series
2022-1, Class M4, 5.20%, 02/25/52
(a)(b)
.. 6,227 5,475,951
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
................... 1,600 1,564,817
Series 2016-C37, Class C, 4.49%,
12/15/49
(a)
................... 2,803 2,630,425
Series 2016-LC25, Class C, 4.34%,
12/15/59
(a)
................... 8,320 7,694,956
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
................... 1,875 1,840,973
Series 2016-NXS6, Class C, 4.39%,
11/15/49
(a)
................... 4,783 4,440,980
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 2,979,721
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
.................. 487 343,477
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
................... 2,346 2,153,787
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
................... 2,150 1,578,707
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,065,779
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.76%, 09/15/57
(a)
.. 1,300 1,233,848
671,840,576
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.92%,
08/10/35 .................... 73,816 2,600,544
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 .................... 35,000 340,200
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.10%, 11/10/49 ... 60,301 2,198,056
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
................... 12,675 191,519
Series 2015-CR25, Class XA, 0.82%,
08/10/48 .................... 12,347 248,181
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.81%,
09/15/47 ...................... 6,328 80,398
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... USD 40,477 $ 1,058,121
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.79%, 03/10/50
(b)
.... 34,320 804,961
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.33%,
04/15/47
(b)
................... 80,982 358,289
Series 2015-C26, Class XD, 1.31%,
10/15/48
(b)
................... 12,675 483,551
Series 2016-C32, Class XA, 0.66%,
12/15/49 .................... 29,865 705,524
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.60%, 03/15/49
(b)
.... 13,600 700,128
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 .................... 40,610 403,708
Series 2017-75B, Class XB, 0.03%,
04/10/37 .................... 27,000 69,066
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
................... 11,784 489,272
Series 2016-LC25, Class XA, 0.83%,
12/15/59 .................... 19,432 555,325
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.58%,
05/15/47 .................... 57,079 531,626
Series 2014-LC14, Class XA, 1.25%,
03/15/47 .................... 23,318 315,875
12,134,344
Total Non-Agency Mortgage-Backed Securities — 6.0%
(Cost: $960,305,766) ............................. 911,098,848
Preferred Securities
Capital Trusts — 2.7%
Banks — 0.9%
(a)(l)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(c)
.. EUR 5,400 5,287,269
Bank of America Corp., Series RR, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.76%), 4.38% ...... USD 17,500 15,881,250
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ..... 39,856 36,901,337
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 7,270 6,758,393
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 15 13,209
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.38% .................. 1,200 1,192,161
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% .... 16,930 15,727,593
Series HH, (SOFR + 3.13%), 4.60% .... 1,477 1,309,500
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ........................ 22,250 18,245,000
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 15,530 12,934,508

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... USD 15,875 $ 15,069,900
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 8,065 7,470,206
136,790,326
Capital Markets — 0.6%
(a)(l)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 21,025 19,343,286
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 21,725 19,756,063
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 25,394 21,489,673
Goldman Sachs Group, Inc. (The)
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ...................... 12,030 11,963,803
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 6,755 6,457,780
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 16,500 14,237,556
93,248,161
Consumer Finance — 0.4%
(a)(l)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 36,150 30,463,605
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 20,150 17,163,612
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 9,712 9,202,120
56,829,337
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(l)
............ 16,815 16,110,508
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(l)
............ 36,050 31,062,848
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(l)
..................... 1,923 1,788,275
Insurance — 0.2%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(l)
............... 26,150 24,691,988
Oil, Gas & Consumable Fuels — 0.3%
(a)(l)
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13% ............. 44,150 39,735,000
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 9,499 6,601,805
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.88% .................. USD 170 $ 163,028
46,499,833
Total Capital Trusts — 2.7%
(Cost: $458,316,047) ............................. 407,021,276
Shares
Shares
Preferred Stocks — 0.6%
Banks — 0.0%
PNC Financial Services Group, Inc. (The),
Series P, (LIBOR USD 3 Month + 4.07%),
6.86%
(a)(l)
...................... 75,000 1,895,250
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 3.53%
(a)(l)
................ 136,000 7,943,760
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (Preference) 33,478 72,791
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) ............. 4,506 2,015,532
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(l)
.... 735,000 18,000,150
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(l)
.......... 625,000 14,812,500
Petroleo Brasileiro SA (Preference) ....... 1,067,740 7,067,914
21,880,414
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 758,149 33,320,387
Total Preferred Stocks — 0.6%
(Cost: $80,424,150) .............................. 85,128,284
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
4.85%, 12/21/65
(a)(b)
............... 16,872,000 12,669,385
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 5.10%, 12/21/65
(a)(b)
......... 11,944,000 8,868,420
Total Trust Preferreds — 0.1%
(Cost: $27,894,929) .............................. 21,537,805
Total Preferred Securities — 3.4%
(Cost: $566,635,126) ............................. 513,687,365
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.66%, 04/25/28
(a)(b)
............... 4,627 4,195,097

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2022
f
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K732, Class B,
4.05%, 05/25/25
(a)(b)
............... USD 1,500 $ 1,484,955
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $5,968,672) .............................. 5,680,052
Shares
Shares
Warrants
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
.... 1,489 21,739
Total Warrants — 0.0%
(Cost: $0) .................................... 21,739
Total Long-Term Investments — 93.3%
(Cost: $14,958,955,052) ........................... 14,268,883,084
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.9%
(r)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.76% ................... 1,110,335,000 $ 1,110,335,000
SL Liquidity Series, LLC, Money Market Series,
2.03%
(t)
....................... 407,706,986 407,625,445
Total Short-Term Securities — 9.9%
(Cost: $1,517,927,598) ........................... 1,517,960,445
Total Options Purchased — 0.2%
( Cost: $20,171,709 ) .............................. 28,864,410
Total Investments Before Options Written — 103.4%
(Cost: $16,497,054,359 ) ........................... 15,815,707,939
Total Options Written — (0.1)%
(Premium Received — $(11,530,539)) ................. (12,077,427)
Total Investments Net of Options Written — 103.3%
(Cost: $16,485,523,820 ) ........................... 15,803,630,512
Liabilities in Excess of Other Assets — (3.3)% ............ (509,179,849)
Net Assets — 100.0% .............................. $ 15,294,450,663
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,629,320, representing 0.07% of its net assets as of period end, and an original cost of $11,734,320.
(j)
Convertible security.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Perpetual security with no stated maturity date.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Rounds to less than 1,000.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
Shares
Held at
07/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,361,801,474 $ — $ (251,466,474) $ — $ — $ 1,110,335,000 1,110,335,000 $ 2,689,208 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 379,899,919 27,931,524 — (238,764) 32,766 407,625,445 407,706,986 7,276,289
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF
(c)
44,537,320 — (41,852,864) (1,638,670) (1,045,786) — — 439,373 72,166
iShares Core Dividend Growth
ETF .................. 400,880,726 — (236,928,146) 31,059,813 (38,084,093) 156,928,300 3,100,737 4,406,634 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 361,179,194 60,133,493 — — (41,199,039) 380,113,648 4,861,410 15,465,945 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 149,965,425 (100,179,291) 652,897 2,464,945 52,903,976 461,600 271,456 —
$ 29,835,276 $ (77,831,207) $ 2,107,906,369 $ 30,548,905 $ 72,166
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 353 09/16/22 $ 17,624 $ 117,389
S&P 500 E-Mini Index ...................................................... 2,216 09/16/22 457,992 14,792,777
U.S. Treasury 10 Year Ultra Note ............................................... 5,620 09/21/22 736,132 15,048,120
U.S. Treasury Long Bond .................................................... 1,812 09/21/22 259,739 5,742,139
U.S. Treasury Ultra Bond .................................................... 258 09/21/22 40,353 (139,563)
U.S. Treasury 5 Year Note .................................................... 2,154 09/30/22 245,051 1,946,012
37,506,874
Short Contracts
Euro-Bund .............................................................. 2 09/08/22 322 (11,073)
Short-Term Euro-BTP ....................................................... 49 09/08/22 6,327 (305,445)
EURO STOXX 50 Index ..................................................... 1,165 09/16/22 44,317 (2,652,693)
MSCI Emerging Markets Index ................................................. 8,800 09/16/22 439,340 11,684,024
GBP Currency ............................................................ 4,368 09/19/22 332,732 11,327,884
JPY Currency ............................................................ 654 09/19/22 61,529 471,619
U.S. Treasury 10 Year Note ................................................... 28 09/21/22 3,389 (23,008)
U.S. Treasury 10 Year Ultra Note ............................................... 12 09/21/22 1,572 (12,391)
U.S. Treasury Long Bond .................................................... 17 09/21/22 2,437 (47,485)
U.S. Treasury Ultra Bond .................................................... 28 09/21/22 4,379 14,603
Long Gilt ............................................................... 25 09/28/22 3,598 (109,159)
U.S. Treasury 2 Year Note .................................................... 20 09/30/22 4,210 19,193
U.S. Treasury 5 Year Note .................................................... 77 09/30/22 8,760 (17,384)
20,338,685
$ 57,845,559
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 850,000 USD 852,289 Barclays Bank plc 08/16/22 $ 17,306
EUR 1,120,000 USD 1,131,986 Standard Chartered Bank 08/16/22 13,834
USD 20,486 EUR 20,000 Bank of America NA 08/16/22 25
USD 1,637,146 EUR 1,600,000 UBS AG 08/16/22 261
USD 861,030 EUR 810,458 Morgan Stanley & Co. International plc 09/21/22 29,705
CAD 1,541,000 USD 1,189,284 Bank of America NA 10/14/22 13,788
CAD 17,141,000 USD 13,121,121 Deutsche Bank AG 10/14/22 261,001
CHF 5,176,000 USD 5,364,593 Bank of America NA 10/14/22 104,417
CHF 249,000 USD 261,811 Deutsche Bank AG 10/14/22 1,285
EUR 1,505,000 USD 1,537,484 Bank of America NA 10/14/22 8,891
EUR 6,000 USD 6,045 Barclays Bank plc 10/14/22 120
EUR 355,000 USD 364,044 UBS AG 10/14/22 716
EUR 20,000 USD 20,243 Westpac Banking Corp. 10/14/22 307
GBP 73,000 USD 86,597 Bank of New York Mellon 10/14/22 2,459
GBP 4,904,000 USD 5,844,700 Westpac Banking Corp. 10/14/22 137,907
KRW 1,530,726,000 USD 1,166,312 Citibank NA 10/14/22 9,252
NZD 12,236,000 USD 7,497,646 Bank of New York Mellon 10/14/22 194,030
NZD 1,211,000 USD 757,271 Westpac Banking Corp. 10/14/22 3,976
USD 905,832 HKD 7,094,000 Bank of America NA 10/14/22 368
USD 1,835,762 HKD 14,373,000 Citibank NA 10/14/22 1,221
800,869
USD 605,127 CHF 590,000 Bank of America NA 08/16/22 (15,420)
USD 908,690 EUR 890,000 Bank of New York Mellon 08/16/22 (1,827)
USD 292,538,079 EUR 290,130,000 Barclays Bank plc 08/16/22 (4,280,338)
USD 569,738 EUR 560,000 BNP Paribas SA 08/16/22 (3,172)

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 91,486 EUR 90,000 JPMorgan Chase Bank NA 08/16/22 $ (589)
USD 1,734,707 EUR 1,710,000 Standard Chartered Bank 08/16/22 (14,714)
USD 120,754 EUR 120,000 UBS AG 08/16/22 (2,012)
USD 24,109 GBP 20,000 Bank of America NA 08/16/22 (255)
USD 62,481,640 GBP 52,380,000 Barclays Bank plc 08/16/22 (1,327,954)
USD 352,389 GBP 290,000 BNP Paribas SA 08/16/22 (890)
USD 1,106,878 GBP 910,000 JPMorgan Chase Bank NA 08/16/22 (1,689)
USD 1,571,105 GBP 1,310,000 Morgan Stanley & Co. International plc 08/16/22 (24,744)
USD 96,692 GBP 80,000 Toronto Dominion Bank 08/16/22 (764)
EUR 277,000 USD 285,929 Bank of America NA 10/14/22 (1,314)
USD 2,935,621 AUD 4,329,000 Bank of America NA 10/14/22 (92,387)
USD 18,357,314 EUR 17,926,000 Bank of New York Mellon 10/14/22 (61,490)
USD 367,251 JPY 49,490,000 Bank of New York Mellon 10/14/22 (6,113)
USD 296,256 JPY 40,136,000 Deutsche Bank AG 10/14/22 (6,539)
USD 21,024,631 KRW 27,541,215,664 HSBC Bank plc 10/25/22 (130,933)
(5,973,144)
$ (5,172,275)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 70 10/21/22 EUR 3,000.00 EUR 2,596 $ 15,239
STOXX Europe 600 Automobiles & Parts ............ 77 12/16/22 EUR 350.00 EUR 2,093 19,084
STOXX Europe 600 Chemicals .................. 38 12/16/22 EUR 840.00 EUR 2,222 9,807
STOXX Europe 600 Personal & Household Goods ..... 22 12/16/22 EUR 800.00 EUR 1,104 10,961
$ 55,091
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index .......... Citibank NA 135,316 09/16/22 USD 4,100.00 USD 558,894 $ 18,139,110
Put
S&P 500 Index .......... Citibank NA 143,844 10/21/22 USD 3,850.00 USD 594,117 10,586,918
$ 28,726,028
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 % Quarterly Barclays Bank plc 10/19/22 EUR 300.00 EUR 6,200 $ 560
Put
Bought Protection on 5-Year
Credit Default Swap 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Bank of America NA 08/17/22 EUR 600.00 EUR 3,757 10,055

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2022
OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 10/19/22 EUR 700.00 EUR 6,200 $ 52,868
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 09/21/22 EUR 800.00 EUR 8,100 19,808
82,731
$ 83,291
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
S&P 500 Index ............. Citibank NA 135,316 09/16/22 USD 4,300.00 USD 558,894 $ (5,838,885)
Put
S&P 500 Index ............. Citibank NA 143,844 10/21/22 USD 3,650.00 USD 594,117 (6,149,331)
$ (11,988,216)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 10/19/22 A+ EUR 500.00 EUR 6,200 $ (89,211)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
Goldman Sachs
International 06/20/23 NR EUR 438 $ (45,885) $ (45,732) $ (153)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 292 (32,493) (25,284) (7,209)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 540 (60,090) (43,277) (16,813)
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 310 (28,646) (19,309) (9,337)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 134 (12,413) (8,674) (3,739)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 236 (21,777) (14,202) (7,575)
Faurecia SE ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB EUR 350 10,685 15,708 (5,023)

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/25 CCC EUR 420 $ (106,831) $ 50,328 $ (157,159)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 11,898 33,535 (21,637)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 320 (82,378) 29,238 (111,616)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 290 (74,655) 23,770 (98,425)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 140 2,189 5,750 (3,561)
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 100 1,564 7,365 (5,801)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 CCC EUR 10 (2,619) 216 (2,835)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 CCC EUR 170 (44,528) 3,677 (48,205)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC EUR 40 (10,477) (83) (10,394)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 CCC EUR 160 (41,909) — (41,909)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 CCC EUR 60 (15,716) 250 (15,966)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 178 602 12,094 (11,492)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 260 878 10,130 (9,252)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 320 (48,049) (12,309) (35,740)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 244 (36,586) 9,386 (45,972)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 237 (35,562) 9,649 (45,211)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 125 (18,769) 4,781 (23,550)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 125 (18,769) 5,619 (24,388)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 560 40,525 44,383 (3,858)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 480 (57,725) (29,651) (28,074)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 (12,295) 16,021 (28,316)
ADLER Real Estate AG . 5.00 Quarterly
Credit Suisse
International 06/20/27 CCC EUR 300 (79,758) (42,565) (37,193)
Cellnex Telecom SA .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 800 90,302 69,956 20,346
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 66 (522) 2,016 (2,538)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,310 (10,423) 58,821 (69,244)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 362 (2,880) 12,066 (14,946)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 364 (2,894) 13,127 (16,021)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 97 (770) 3,430 (4,200)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 342 (2,721) 12,339 (15,060)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 113 (16,047) (12,328) (3,719)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 529 (74,972) (92,326) 17,354
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 227 (32,094) (24,655) (7,439)

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks used in determining the variable rate of interest:
(c)
Amount includes $314,645 of net dividends and financing fees.
(e)
Amount includes $(30,657) of net dividends and financing fees.
i
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ladbrokes Group Finance
plc ............. 1.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 131 $ (18,479) $ (19,392) $ 913
Telecom Italia SpA /Milano 1.00 Quarterly Citibank NA 06/20/29 BB- EUR 300 (67,635) (55,860) (11,775)
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 A USD 3,750 (117,190) (103,401) (13,789)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 3,750 (615,064) (345,765) (269,299)
$ (1,690,978) $ (441,158) $ (1,249,820)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 9,758,230 $ 303,282
(c)
$ 9,746,867 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 14,368,522 (269,219)
(e)
14,129,960 0.1
$ 34,063 $ 23,876,827
(b) (d)
Range: 95 basis points 28-95 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Vietnam
Vietnam Dairy Products JSC .. 3,122,300 $ 9,746,867 100.0%
Total Reference Entity — Long ............ 9,746,867
Net Value of Reference Entity — HSBC Bank plc $ 9,746,867
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
China
Prosus NV .............. 107,525 $ 7,014,394 49.7%
Egypt
Commercial International Bank
Egypt SAE ............ 761,282 1,526,878 10.8
Hong Kong
Prudential plc ............ 452,924 5,586,541 39.5

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR ... 214,691 $ 2,147 0.0%
Shares Value
% of Basket
Value
Russia (continued)
Total Reference Entity — Long ............ $ 14,129,960
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 14,129,960
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
OTC Swaps ..................................................... $ 453,655 $ (894,813) $ 341,895 $ (1,557,652) $ —
Options Written ................................................... N/A N/A 1,229,867 (1,776,755) (12,077,427)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 26,594,190 $ 11,799,503 $ 22,770,067 $ — $ 61,163,760
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 800,869 — — 800,869
Options purchased
Investments at value — unaffiliated
(b)
........... — 83,291 28,781,119 — — — 28,864,410
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 492,268 303,282 — — — 795,550
$ — $ 575,559 $ 55,678,591 $ 12,600,372 $ 22,770,067 $ — $ 91,624,589
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 2,652,693 — 665,508 — 3,318,201
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 5,973,144 — — 5,973,144
Options written
Options written at value ..................... — 89,211 11,988,216 — — — 12,077,427
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 2,183,246 269,219 — — — 2,452,465
$ — $ 2,272,457 $ 14,910,128 $ 5,973,144 $ 665,508 $ — $ 23,821,237
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended July 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (32,657,895) $ 52,188,692 $ (5,444,967) $ — $ 14,085,830
Forward foreign currency exchange contracts .... — — — 81,472,217 — — 81,472,217
Options purchased
(a)
.................... — (654) 13,050,318 — (70,201) — 12,979,463
Options written ........................ — 25,972 4,487,537 — 10,354 — 4,523,863
Swaps .............................. — 101,455 (11,248,669) — — — (11,147,214)
$ — $ 126,773 $ (26,368,709) $ 133,660,909 $ (5,504,814) $ — $ 101,914,159
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 24,691,965 $ 4,727,083 $ 64,903,641 $ — $ 94,322,689
Forward foreign currency exchange contracts .... — — — (3,438,611) — — (3,438,611)
Options purchased
(b)
.................... — (102,410) 8,766,178 — — — 8,663,768
Options written ........................ — (24,413) (522,475) — — — (546,888)
Swaps .............................. — (1,373,632) (135,529) — — — (1,509,161)
$ — $ (1,500,455) $ 32,800,139 $ 1,288,472 $ 64,903,641 $ — $ 97,491,797
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,005,107,255
Average notional value of contracts — short ................................................................................. $ 860,369,001
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 455,252,471
Average amounts sold — in USD ........................................................................................ $ 43,748,869
Options
Average value of option contracts purchased ................................................................................ $ 7,241,505
Average value of option contracts written ................................................................................... $ 3,004,115
Average notional value of swaption contracts purchased ......................................................................... $ 6,197,967
Average notional value of swaption contracts written ........................................................................... $ 1,584,178
Credit default swaps
Average notional value — buy protection ................................................................................... $ 2,850,000
Average notional value — sell protection ................................................................................... $ 15,471,078
Total return swaps
Average notional value ............................................................................................... $ 4,877,129
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 13,262,452 $ 5,250,837
Forward foreign currency exchange contracts ................................................................. 800,869 5,973,144
Options
(a)
......................................................................................... 28,864,410 12,077,427
Swaps — OTC
(b)
.................................................................................... 795,550 2,452,465
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 43,723,281 $ 25,753,873
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(13,317,543) (5,250,837)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 30,405,738 $ 20,503,036
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2022
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 137,760 $ (137,760) $ — $ — $ —
Bank of New York Mellon ........................... 196,489 (69,430) — — 127,059
Barclays Bank plc ................................ 102,064 (102,064) — — —
Citibank NA .................................... 28,740,178 (12,132,702) — (6,650,000) 9,957,476
Credit Suisse International .......................... 181,369 (181,369) — — —
Deutsche Bank AG ............................... 262,286 (6,539) — — 255,747
Goldman Sachs International ........................ 23,386 (23,386) — — —
HSBC Bank plc .................................. 303,282 (130,933) — (172,349) —
JPMorgan Chase Bank NA .......................... 216,021 (216,021) — — —
Morgan Stanley & Co. International plc .................. 85,902 (85,902) — — —
Standard Chartered Bank ........................... 13,834 (13,834) — — —
UBS AG ...................................... 977 (977) — — —
Westpac Banking Corp. ............................ 142,190 — — — 142,190
$ 30,405,738 $ (13,100,917) $ — $ (6,822,349) $ 10,482,472
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(d)(e)
Bank of America NA .............................. $ 160,260 $ (137,760) $ — $ — $ 22,500
Bank of New York Mellon ........................... 69,430 (69,430) — — —
Barclays Bank plc ................................ 5,746,013 (102,064) — — 5,643,949
BNP Paribas SA ................................. 4,062 — — — 4,062
Citibank NA .................................... 12,132,702 (12,132,702) — — —
Credit Suisse International .......................... 411,185 (181,369) — (229,816) —
Deutsche Bank AG ............................... 6,539 (6,539) — — —
Goldman Sachs International ........................ 124,669 (23,386) — — 101,283
HSBC Bank plc .................................. 130,933 (130,933) — — —
JPMorgan Chase Bank NA .......................... 862,432 (216,021) — (646,411) —
Morgan Stanley & Co. International plc .................. 837,321 (85,902) — (500,000) 251,419
Standard Chartered Bank ........................... 14,714 (13,834) — — 880
Toronto Dominion Bank ............................ 764 — — — 764
UBS AG ...................................... 2,012 (977) — — 1,035
$ 20,503,036 $ (13,100,917) $ — $ (1,376,227) $ 6,025,892
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,658,481,158 $ 10,267,248 $ 1,668,748,406
Common Stocks
Aerospace & Defense .................................... 13,964,468 13,767,018 — 27,731,486
Air Freight & Logistics .................................... 3,910,538 4,763,139 — 8,673,677
Airlines .............................................. 9,598,545 9,876,736 — 19,475,281
Auto Components ...................................... 4,118,263 — — 4,118,263
Automobiles .......................................... 8,615,086 9,221,567 — 17,836,653
Banks ............................................... 89,395,374 169,765,919 928 259,162,221
Beverages ........................................... 10,447,643 39,334,555 — 49,782,198
Biotechnology ......................................... 18,660,635 4,340,418 — 23,001,053
Building Products ....................................... — 2,996,154 — 2,996,154
Capital Markets ........................................ 30,954,139 — — 30,954,139
Chemicals ............................................ 12,484,242 23,970,489 — 36,454,731
Commercial Services & Supplies ............................. — — 3,390 3,390
Communications Equipment ................................ 8,124,303 11,899,444 — 20,023,747
Construction & Engineering ................................ — 6,024,044 — 6,024,044
Construction Materials .................................... — 7,893,580 — 7,893,580
Consumer Finance ...................................... 26,537,454 — — 26,537,454
Containers & Packaging .................................. 7,903,305 — — 7,903,305
Diversified Financial Services ............................... 13,516,673 77,473 — 13,594,146
Diversified Telecommunication Services ........................ 30,303,878 80,828,757 — 111,132,635
Electric Utilities ........................................ 126,061,141 48,770,371 — 174,831,512
Electrical Equipment ..................................... — 16,439,088 — 16,439,088
Electronic Equipment, Instruments & Components ................. 18,328,766 13,613,261 — 31,942,027
Energy Equipment & Services .............................. 11,332,142 — — 11,332,142
Entertainment ......................................... — 216,999 — 216,999
Equity Real Estate Investment Trusts (REITs) .................... 467,263,748 97,772,354 — 565,036,102
Food & Staples Retailing .................................. 36,248,559 3,000,126 2,075 39,250,760
Food Products ......................................... 5,240,033 26,652,204 — 31,892,237
Gas Utilities ........................................... 7,989,647 26,938,240 — 34,927,887
Health Care Equipment & Supplies ........................... 33,701,968 — — 33,701,968
Health Care Providers & Services ............................ 56,340,121 6,479,892 — 62,820,013
Hotels, Restaurants & Leisure .............................. 8,888,601 10,949,045 — 19,837,646
Household Durables ..................................... 4,630,677 18,592,643 — 23,223,320
Household Products ..................................... 5,258,816 28,990,749 — 34,249,565
Independent Power and Renewable Electricity Producers ............ 627,732 5,544,092 — 6,171,824
Industrial Conglomerates .................................. 50,961 3,766,735 — 3,817,696
Insurance ............................................ 56,719,631 74,168,987 — 130,888,618
Interactive Media & Services ............................... — 9,531,141 — 9,531,141
Internet & Direct Marketing Retail ............................ 8,529,026 11,626,726 — 20,155,752
IT Services ........................................... 75,567,984 56,369,873 — 131,937,857
Life Sciences Tools & Services .............................. — 18,304,006 — 18,304,006
Machinery ............................................ 17,091,245 45,973,922 — 63,065,167
Marine .............................................. — 223,312 — 223,312
Media ............................................... 18,597,576 2,484,437 — 21,082,013
Metals & Mining ........................................ 4,096,531 22,761,412 97 26,858,040
Multiline Retail ......................................... 3,565,219 — 13,777 3,578,996
Multi-Utilities .......................................... 85,139,882 2,375,340 — 87,515,222
Oil, Gas & Consumable Fuels ............................... 114,451,317 54,749,442 68 169,200,827
Personal Products ...................................... 23,619,185 13,437,155 — 37,056,340
Pharmaceuticals ....................................... 3,102,851 144,443,795 — 147,546,646
Professional Services .................................... 4,206,705 25,997,900 — 30,204,605
Real Estate Management & Development ....................... — 85,523,235 — 85,523,235
Road & Rail ........................................... 30,034,952 4,000,090 — 34,035,042
Semiconductors & Semiconductor Equipment .................... 6,016,724 98,128,109 — 104,144,833

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2022
Level 1 Level 2 Level 3 Total
Software ............................................. $ 56,321,640 $ — $ — $ 56,321,640
Specialty Retail ........................................ 5,810,873 27,554,688 — 33,365,561
Technology Hardware, Storage & Peripherals .................... — 8,417,486 — 8,417,486
Textiles, Apparel & Luxury Goods ............................ 3,912,849 44,014,891 — 47,927,740
Thrifts & Mortgage Finance ................................ — 8,978,626 — 8,978,626
Tobacco ............................................. 20,506,565 8,480,122 — 28,986,687
Trading Companies & Distributors ............................ 760,897 16,528,575 — 17,289,472
Transportation Infrastructure ............................... 11,797,389 117,805,485 — 129,602,874
Water Utilities ......................................... 1,846,938 8,173,446 — 10,020,384
Wireless Telecommunication Services ......................... 5,121,520 32,119,604 52,303 37,293,427
Corporate Bonds
Aerospace & Defense .................................... — 111,507,579 — 111,507,579
Air Freight & Logistics .................................... — 1,792,326 — 1,792,326
Airlines .............................................. — 79,912,648 — 79,912,648
Auto Components ...................................... — 71,106,439 — 71,106,439
Automobiles .......................................... — 36,588,200 — 36,588,200
Banks ............................................... — 599,715,406 — 599,715,406
Beverages ........................................... — 9,001,703 — 9,001,703
Biotechnology ......................................... — 13,344,480 — 13,344,480
Building Products ....................................... — 33,550,070 — 33,550,070
Capital Markets ........................................ — 192,959,701 10,629,320 203,589,021
Chemicals ............................................ — 84,935,504 — 84,935,504
Commercial Services & Supplies ............................. — 117,654,067 — 117,654,067
Communications Equipment ................................ — 31,696,145 — 31,696,145
Construction & Engineering ................................ — 12,217,936 — 12,217,936
Construction Materials .................................... — 1,404,470 — 1,404,470
Consumer Finance ...................................... — 137,923,629 — 137,923,629
Containers & Packaging .................................. — 90,638,477 — 90,638,477
Distributors ........................................... — 6,248,181 — 6,248,181
Diversified Consumer Services .............................. — 17,309,520 — 17,309,520
Diversified Financial Services ............................... — 34,527,977 — 34,527,977
Diversified Telecommunication Services ........................ — 255,591,309 — 255,591,309
Electric Utilities ........................................ — 118,848,405 — 118,848,405
Electrical Equipment ..................................... — 12,649,279 — 12,649,279
Electronic Equipment, Instruments & Components ................. — 12,019,345 — 12,019,345
Energy Equipment & Services .............................. — 21,810,958 — 21,810,958
Entertainment ......................................... — 35,141,513 — 35,141,513
Equity Real Estate Investment Trusts (REITs) .................... — 93,382,948 — 93,382,948
Food & Staples Retailing .................................. — 34,102,984 — 34,102,984
Food Products ......................................... — 49,925,879 — 49,925,879
Gas Utilities ........................................... — 2,997,279 — 2,997,279
Health Care Equipment & Supplies ........................... — 33,581,619 — 33,581,619
Health Care Providers & Services ............................ — 133,413,060 — 133,413,060
Health Care Technology .................................. — 4,750,626 — 4,750,626
Hotels, Restaurants & Leisure .............................. — 209,162,307 1,481,490 210,643,797
Household Durables ..................................... — 23,960,186 — 23,960,186
Household Products ..................................... — 5,701,072 — 5,701,072
Independent Power and Renewable Electricity Producers ............ — 24,802,776 — 24,802,776
Industrial Conglomerates .................................. — 3,926,537 — 3,926,537
Insurance ............................................ — 140,284,425 — 140,284,425
Interactive Media & Services ............................... — 7,712,252 — 7,712,252
Internet & Direct Marketing Retail ............................ — 20,790,524 — 20,790,524
IT Services ........................................... — 64,589,532 — 64,589,532
Leisure Products ....................................... — 4,274,551 — 4,274,551
Life Sciences Tools & Services .............................. — 15,807,381 — 15,807,381
Machinery ............................................ — 43,180,852 — 43,180,852
Marine .............................................. — 3,338,074 — 3,338,074
Media ............................................... — 214,847,120 — 214,847,120
Metals & Mining ........................................ — 100,384,722 — 100,384,722
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,005,484 — 1,005,484
Multiline Retail ......................................... — 3,181,062 — 3,181,062
Multi-Utilities .......................................... — 15,974,431 — 15,974,431
Oil, Gas & Consumable Fuels ............................... — 444,162,190 — 444,162,190
Paper & Forest Products .................................. — 3,079,684 — 3,079,684
Personal Products ...................................... — 5,471,898 — 5,471,898
Pharmaceuticals ....................................... — 51,539,640 — 51,539,640

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2022
Level 1 Level 2 Level 3 Total
Professional Services .................................... $ — $ 17,133,273 $ — $ 17,133,273
Real Estate Management & Development ....................... — 69,597,500 — 69,597,500
Road & Rail ........................................... — 59,201,127 — 59,201,127
Semiconductors & Semiconductor Equipment .................... — 37,185,228 — 37,185,228
Software ............................................. — 117,494,503 — 117,494,503
Specialty Retail ........................................ — 68,652,999 — 68,652,999
Technology Hardware, Storage & Peripherals .................... — 10,494,475 — 10,494,475
Textiles, Apparel & Luxury Goods ............................ — 6,935,834 — 6,935,834
Thrifts & Mortgage Finance ................................ — 25,704,862 — 25,704,862
Tobacco ............................................. — 5,636,054 — 5,636,054
Trading Companies & Distributors ............................ — 32,930,502 — 32,930,502
Transportation Infrastructure ............................... — 5,050,969 — 5,050,969
Water Utilities ......................................... — 1,167,147 — 1,167,147
Wireless Telecommunication Services ......................... — 70,852,095 — 70,852,095
Equity-Linked Notes ...................................... — 1,293,443,410 — 1,293,443,410
Floating Rate Loan Interests
Aerospace & Defense .................................... — 28,370,098 — 28,370,098
Airlines .............................................. — 26,675,546 — 26,675,546
Auto Components ...................................... — 9,201,242 — 9,201,242
Automobiles .......................................... — 3,727,261 — 3,727,261
Banks ............................................... — — 10,441,000 10,441,000
Beverages ........................................... — 5,982,404 — 5,982,404
Building Products ....................................... — 16,112,915 — 16,112,915
Capital Markets ........................................ — 15,839,659 14,158,938 29,998,597
Chemicals ............................................ — 34,754,029 — 34,754,029
Commercial Services & Supplies ............................. — 29,905,271 — 29,905,271
Communications Equipment ................................ — 4,636,600 — 4,636,600
Construction & Engineering ................................ — 11,410,795 12,575,630 23,986,425
Construction Materials .................................... — 8,213,306 — 8,213,306
Containers & Packaging .................................. — 11,805,835 — 11,805,835
Distributors ........................................... — 1,260,736 — 1,260,736
Diversified Consumer Services .............................. — 21,799,317 4,675,277 26,474,594
Diversified Financial Services ............................... — 25,553,388 97,818,345 123,371,733
Diversified Telecommunication Services ........................ — 38,390,466 — 38,390,466
Electric Utilities ........................................ — 2,635,179 — 2,635,179
Electrical Equipment ..................................... — 1,273,827 2,524,046 3,797,873
Energy Equipment & Services .............................. — — 210,582 210,582
Entertainment ......................................... — 29,826,245 — 29,826,245
Equity Real Estate Investment Trusts (REITs) .................... — 490,981 — 490,981
Food & Staples Retailing .................................. — 5,686,524 — 5,686,524
Food Products ......................................... — 25,874,714 — 25,874,714
Health Care Equipment & Supplies ........................... — 12,828,535 — 12,828,535
Health Care Providers & Services ............................ — 28,364,163 — 28,364,163
Health Care Technology .................................. — 16,028,202 — 16,028,202
Hotels, Restaurants & Leisure .............................. — 44,051,034 13,457,706 57,508,740
Household Durables ..................................... — 8,893,166 576,738 9,469,904
Household Products ..................................... — 3,935,112 — 3,935,112
Independent Power and Renewable Electricity Producers ............ — 1,443,031 — 1,443,031
Insurance ............................................ — 41,140,881 — 41,140,881
Interactive Media & Services ............................... — 28,955,608 — 28,955,608
Internet & Direct Marketing Retail ............................ — 5,584,671 404,446 5,989,117
IT Services ........................................... — 39,339,629 3,204,925 42,544,554
Leisure Products ....................................... — 1,469,693 — 1,469,693
Life Sciences Tools & Services .............................. — 27,211,217 — 27,211,217
Machinery ............................................ — 37,593,565 — 37,593,565
Media ............................................... — 37,557,844 7,234,218 44,792,062
Metals & Mining ........................................ — 5,886,317 — 5,886,317
Multiline Retail ......................................... — 667,829 — 667,829
Oil, Gas & Consumable Fuels ............................... — 16,810,382 — 16,810,382
Personal Products ...................................... — 10,706,427 — 10,706,427
Pharmaceuticals ....................................... — 12,387,204 4,518,588 16,905,792
Professional Services .................................... — 36,107,281 — 36,107,281
Road & Rail ........................................... — 6,426,156 — 6,426,156
Semiconductors & Semiconductor Equipment .................... — 821,138 — 821,138
Software ............................................. — 140,043,842 — 140,043,842
Specialty Retail ........................................ — 23,062,708 — 23,062,708

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(continued)
July 31, 2022
Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ — $ 1,617,253 $ — $ 1,617,253
Trading Companies & Distributors ............................ — 14,984,410 4,842,257 19,826,667
Transportation Infrastructure ............................... — 2,617,454 11,263,604 13,881,058
Wireless Telecommunication Services ......................... — 7,599,615 — 7,599,615
Foreign Agency Obligations ................................. — 75,319,439 — 75,319,439
Foreign Government Obligations .............................. — 170,021,399 — 170,021,399
Investment Companies .................................... 767,777,189 — — 767,777,189
Non-Agency Mortgage-Backed Securities ........................ — 838,263,814 72,835,034 911,098,848
Preferred Securities
Banks ............................................... 1,895,250 136,790,326 — 138,685,576
Capital Markets ........................................ — 93,248,161 — 93,248,161
Commercial Services & Supplies ............................. — 12,669,385 — 12,669,385
Consumer Finance ...................................... 7,943,760 65,697,757 — 73,641,517
Diversified Financial Services ............................... — 16,110,508 — 16,110,508
Electric Utilities ........................................ 72,791 31,062,848 — 31,135,639
Health Care Equipment & Supplies ........................... — 2,015,532 — 2,015,532
Independent Power and Renewable Electricity Producers ............ — 1,788,275 — 1,788,275
Insurance ............................................ 18,000,150 24,691,988 — 42,692,138
Oil, Gas & Consumable Fuels ............................... 21,880,414 46,499,833 — 68,380,247
Technology Hardware, Storage & Peripherals .................... — 33,320,387 — 33,320,387
U.S. Government Sponsored Agency Securities .................... — 5,680,052 — 5,680,052
Warrants .............................................. 21,739 — — 21,739
Short-Term Securities
Money Market Funds ...................................... 1,110,335,000 — — 1,110,335,000
Options Purchased
Credit contracts .......................................... — 83,291 — 83,291
Equity contracts .......................................... 55,091 28,726,028 — 28,781,119
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (3,048) (515,438) (518,486)
$ 3,555,296,341 $ 11,569,591,075 $ 282,676,592 $ 15,407,564,008
Investments valued at NAV
(b)
...................................... 407,625,445
$ —
$ 15,815,189,453
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 38,613 $ — $ 38,613
Equity contracts ........................................... 26,594,190 303,282 — 26,897,472
Foreign currency exchange contracts ............................ 11,799,503 800,869 — 12,600,372
Interest rate contracts ....................................... 22,770,067 — — 22,770,067
Liabilities
Credit contracts ........................................... — (1,377,644) — (1,377,644)
Equity contracts ........................................... — (14,910,128) — (14,910,128)
Foreign currency exchange contracts ............................ — (5,973,144) — (5,973,144)
Interest rate contracts ....................................... (665,508) — — (665,508)
$ 60,498,252 $ (21,118,152) $ — $ 39,380,100
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2022
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(continued)
July 31, 2022
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2021 ....................................... $ 86,050,284 $ 67,395 $ — $ 147,229,472 $ 50,295,397 $ (6,785) $ 283,635,763
Transfers into Level 3 ................................................. — 2,947,789 — 18,673,497 — — 21,621,286
Transfers out of Level 3 ................................................ (82,711,282) (63,005) — (42,294,481) (5,303,626) — (130,372,394)
Accrued discounts/premiums ............................................. 539 — — 24,624 — — 25,163
Net realized loss ..................................................... — (967,497) — (19,758) (2,345,193) — (3,332,448)
Net change in unrealized appreciation (depreciation)
(a)(b)
........................... 427,950 (19,545,079) (84,355) 23,489,684 22,849,274 (508,653) 26,628,821
Purchases ......................................................... 9,999,757 23,659,616 12,195,165 48,589,056 12,912,215 — 107,355,809
Sales ............................................................ (3,500,000) (6,026,581) — (7,785,794) (5,573,033) — (22,885,408)
Closing balance, as of July 31, 2022 ........................................
$ 10,267,248 $ 72,638 $ 12,110,810 $ 187,906,300 $ 72,835,034 $ (515,438) $ 282,676,592
Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2022
(b)
.
$ 436,120 $ (19,545,079) $ (84,355) $ 23,491,507 $ 22,849,274 $ (508,653) $ 26,638,814
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

Statements of Assets and Liabilities
July 31, 2022

Financial Statements
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,066,710,227 $ 13,707,801,570
Investments, at value — affiliated
(c)
.......................................................................... 318,563,800 2,107,906,369
Cash   .............................................................................................. 551,896 9,633,816
Cash pledged:
Collateral — exchange-traded options written ................................................................... — 310,000
Collateral — OTC derivatives ............................................................................. — 2,010,000
Futures contracts ..................................................................................... 16,138,742 83,999,991
Foreign currency, at value
(d)
............................................................................... 8,718,838 88,490,855
Receivables: – –
Investments sold ..................................................................................... 35,784,826 250,443,647
Securities lending income — affiliated ....................................................................... 32,825 495,587
Swaps   ........................................................................................... — 71,405
Capital shares sold .................................................................................... 2,134,329 21,382,716
Dividends — affiliated .................................................................................. 237,501 923,585
Dividends — unaffiliated ................................................................................ 325,859 9,026,214
Interest — unaffiliated .................................................................................. 7,490,730 89,487,144
From the Manager .................................................................................... 36,702 272,671
Variation margin on futures contracts ........................................................................ 3,488,171 13,262,452
Swap premiums paid .................................................................................... — 453,655
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 47,248 800,869
OTC swaps ......................................................................................... 89,522 341,895
Prepaid expenses ...................................................................................... 33,703 179,146
Total assets ..........................................................................................
1,460,384,919 16,387,293,587
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. 350,000 7,620,000
Collateral on securities loaned .............................................................................. 59,162,726 407,805,570
Options written, at value
(e)
................................................................................. 1,226,074 12,077,427
Payables: – –
Investments purchased ................................................................................. 78,243,699 581,392,397
Swaps   ........................................................................................... 423,638 329,872
Accounting services fees ................................................................................ 323,896 986,683
Administration fees .................................................................................... 42,817 423,802
Capital shares redeemed ................................................................................ 4,958,051 45,791,016
Custodian fees ....................................................................................... 184,053 1,245,677
Deferred foreign capital gain tax ........................................................................... — 704,033
Income dividend distributions ............................................................................. 827,059 8,258,230
Investment advisory fees ................................................................................ 517,022 5,507,555
Trustees' and Officer's fees .............................................................................. 492 38,103
Other affiliate fees .................................................................................... 473 33,053
Professional fees ..................................................................................... 156,387 224,455
Registration fees ..................................................................................... 10,140 757,432
Service and distribution fees .............................................................................. 58,780 1,843,228
Transfer agent fees ................................................................................... 309,391 3,509,122
Other accrued expenses ................................................................................ 56,791 100,337
Variation margin on futures contracts ........................................................................ 466,550 5,250,837
Swap premiums received ................................................................................. — 894,813
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 21,042 5,973,144
OTC swaps ......................................................................................... — 1,557,652
Unfunded floating rate loan interests ........................................................................ 428 518,486
Total liabilities .........................................................................................
147,339,509 1,092,842,924
NET ASSETS .........................................................................................
$ 1,313,045,410 $ 15,294,450,663

Statements of Assets and Liabilities
(continued)
July 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 1,517,661,591 $ 17,118,065,028
Accumulated loss ...................................................................................... (204,616,181) (1,823,614,365)
NET ASSETS .........................................................................................
$ 1,313,045,410 $ 15,294,450,663
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 1,122,758,131 $ 14,372,192,744
(b)
  Securities loaned, at value ............................................................................... $ 57,868,458 $ 399,879,400
(c)
  Investments, at cost — affiliated ........................................................................... $ 325,100,267 $ 2,124,861,615
(d)
  Foreign currency, at cost ................................................................................ $ 8,700,160 $ 88,173,557
(e)
  Premiums received ................................................................................... $ 1,233,520 $ 11,530,539

Statements of Assets and Liabilities
(continued)
July 31, 2022

Financial Statements
See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets ...........................................................................................
$ 924,072,058 $ 8,470,091,967
Shares outstanding ....................................................................................
109,101,361 843,607,403
Net asset value .......................................................................................
$ 8.47 $ 10.04
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Investor A
Net assets ...........................................................................................
$ 136,426,325 $ 4,786,021,603
Shares outstanding ....................................................................................
16,100,663 477,232,383
Net asset value .......................................................................................
$ 8.47 $ 10.03
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Investor C
Net assets ...........................................................................................
$ 35,475,497 $ 1,010,613,258
Shares outstanding ....................................................................................
4,192,211 100,895,876
Net asset value .......................................................................................
$ 8.46 $ 10.02
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Class K
Net assets ...........................................................................................
$ 217,071,530 $ 1,027,723,835
Shares outstanding ....................................................................................
25,614,919 102,410,863
Net asset value .......................................................................................
$ 8.47 $ 10.04
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001

Statements of Operations

Year Ended July 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic
High Income
Portfolio
BlackRock
Multi-Asset
Income
Portfolio
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 4,276,390 $ 23,272,616
Dividends — unaffiliated ................................................................................ 10,012,119 131,313,566
Interest — unaffiliated .................................................................................. 68,313,551 678,577,967
Securities lending income — affiliated — net .................................................................. 852,410 7,276,289
Foreign taxes withheld ................................................................................. (513,959) (6,994,140)
Total investment income ..................................................................................
82,940,511 833,446,298
EXPENSES
Investment advisory ................................................................................... 8,627,360 88,161,130
Transfer agent — class specific ........................................................................... 1,028,192 10,592,390
Service and distribution — class specific ..................................................................... 835,671 25,866,742
Administration ...................................................................................... 588,441 5,697,135
Accounting services ................................................................................... 407,079 1,173,510
Administration — class specific ........................................................................... 293,819 3,456,280
Custodian .......................................................................................... 227,380 1,519,426
Registration ........................................................................................ 114,165 295,548
Trustees and Officer ................................................................................... 12,852 132,652
Miscellaneous ....................................................................................... 279,346 469,579
Total expenses ........................................................................................
12,414,305 137,364,392
Less: – –
Fees waived and/or reimbursed by the Manager .............................................................. (1,436,891) (11,010,488)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ......................................... (417,127) (2,515,227)
Administration fees waived — class specific ................................................................. (293,819) (3,452,060)
Total expenses after fees waived and/or reimbursed ...............................................................
10,266,468 120,386,617
Net investment income ...................................................................................
72,674,043 713,059,681
REALIZED AND UNREALIZED GAIN (LOSS) $ (245,011,497) $ (2,179,230,697)
Net realized gain (loss) from:
Investments — affiliated .............................................................................. 2,166,167 29,835,276
Investments — unaffiliated
(a)
........................................................................... (99,080,765) (544,178,661)
Capital gain distributions from underlying funds — affiliated ....................................................... 31,513 72,166
Forward foreign currency exchange contracts ................................................................ (112,640) 81,472,217
Foreign currency transactions .......................................................................... (237,954) (16,578,334)
Futures contracts ................................................................................... (36,396,872) 14,085,830
Options written .................................................................................... 493,039 4,523,863
Swaps   ......................................................................................... (1,134,243) (11,147,214)
(134,271,755) (441,914,857)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. (10,407,335) (77,831,207)
Investments — unaffiliated
(b)
........................................................................... (114,980,904) (1,747,760,539)
Forward foreign currency exchange contracts ................................................................ 24,242 (3,438,611)
Foreign currency translations ........................................................................... (43,742) (40,423)
Futures contracts ................................................................................... 14,611,728 94,322,689
Options written .................................................................................... 7,446 (546,888)
Swaps   ......................................................................................... 49,251 (1,509,161)
Unfunded floating rate loan interests ...................................................................... (428) (511,701)
(110,739,742) (1,737,315,841)
Net realized and unrealized loss .............................................................................
(245,011,497) (2,179,230,698)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................
$ (172,337,454) $ (1,466,171,017)
(a)
  Net of foreign c apital gain t ax and capital gain tax refund, if applicable of ................................................ $ (108,241) $ (1,378,877)
(b)
Net of reduction in deferred foreign capital gain tax of ............................................................ $ 110,208 $ 1,624,495

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Dynamic High Income Portfolio BlackRock Multi-Asset Income Portfolio
Year Ended July 31, Year Ended July 31,
2022 2021 2022 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 72,674,043 $ 66,888,983 $ 713,059,6 8 1 $ 726,233,359
Net realized gain (loss) .................................................... (134,271,755) 106,528,709 (441,914,85 7 ) 745,151,378
Net change in unrealized appreciation (depreciation) ................................ (110,739,742) 53,374,269 (1,737,315,841) 666,736,381
Net increase (decrease) in net assets resulting from operations ...........................
(172,337,454) 226,791,961 (1,466,171,017) 2,138,121,118
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (74,064,675) (46,021,544) (538,326,729) (415,507,129)
  Investor A ............................................................ (11,326,816) (7,767,156) (278,698,873) (197,894,932)
  Investor C ............................................................ (2,688,002) (1,775,088) (58,490,866) (53,454,535)
  Class K .............................................................. (17,941,222) (11,072,850) (62,159,274) (44,778,901)
Decrease in net assets resulting from distributions to shareholders .........................
(106,020,715) (66,636,638) (937,675,742) (711,635,497)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
79,624,881 167,282,435 (572,550,468) 335,719,048
NET ASSETS
Total increase (decrease) in net assets ........................................... (198,733,288) 327,437,758 (2,976,397,227) 1,762,204,669
Beginning of year ..........................................................
1,511,778,698 1,184,340,940 18,270,847,890 16,508,643,221
End of year ..............................................................
$ 1,313,045,410 $ 1,511,778,698 $ 15,294,450,663 $ 18,270,847,890
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Institutional
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ...................
$ 10.23  $ 9.03  $ 9.65  $ 9.77  $ 9.83
Net investment income
(a)
.........................
0.47 0.50 0.53 0.59 0.63
Net realized and unrealized gain (loss) ...............
(1.54) 1.20 (0.63) (0.11) (0.04)
Net increase (decrease) from investment operations ........ (1.07) 1.70  (0.10) 0.48  0.59
Distributions
(b)
– – – – –
From net investment income ......................
(0.58) (0.50) (0.46) (0.55) (0.63)
From net realized gain ...........................
(0.11) —  —  —  (0.02)
Return of capital ............................... —  —  (0.06) (0.05) —
Total distributions ............................... (0.69) (0.50) (0.52) (0.60) (0.65)
Net asset value, end of year ....................... $ 8.47  $ 10.23  $ 9.03  $ 9.65  $ 9.77
Total Return
(c)
— — — — —
Based on net asset value .......................... (11.04)% 19.22%
(d)
(0.93)% 5.23%
(d)
6.26%
Ratios to Average Net Assets
(e)
Total expenses .................................
0.81% 0.81% 0.80% 0.80% 0.90%
Total expenses after fees waived and/or reimbursed ........
0.65% 0.65% 0.65% 0.65% 0.66%
Net investment income ...........................
5.00% 5.12% 5.79% 6.21% 6.45%
Supplemental Data
Net assets, end of year (000) ........................ $ 924,072  $ 1,026,159  $ 828,901  $ 898,605  $ 498,892
Portfolio turnover rate
(f)
........................... 59% 77% 94% 69% 75%
Year Ended July 31,
2022 2021 2020 2019 2018
Portfolio turnover rate (including equity-linked notes) ...................... 196% 180% 215% 180% 236%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Investor A
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ...................
$ 10.24  $ 9.03  $ 9.66  $ 9.77  $ 9.83
Net investment income
(a)
.........................
0.45 0.47 0.51 0.56 0.61
Net realized and unrealized gain (loss) ...............
(1.56) 1.21 (0.64) (0.10) (0.04)
Net increase (decrease) from investment operations ........ (1.11) 1.68  (0.13) 0.46  0.57
Distributions
(b)
– – – – –
From net investment income ......................
(0.55) (0.47) (0.44) (0.52) (0.61)
From net realized gain ...........................
(0.11) —  —  —  (0.02)
Return of capital ............................... —  —  (0.06) (0.05) —
Total distributions ............................... (0.66) (0.47) (0.50) (0.57) (0.63)
Net asset value, end of year ....................... $ 8.47  $ 10.24  $ 9.03  $ 9.66  $ 9.77
Total Return
(c)
— — — — —
Based on net asset value .......................... (11.35)% 19.04%
(d)
(1.28)% 5.08%
(d)
5.99%
Ratios to Average Net Assets
(e)
Total expenses .................................
1.03% 1.04% 1.04% 1.05% 1.16%
Total expenses after fees waived and/or reimbursed ........
0.90% 0.90% 0.90% 0.90% 0.92%
Net investment income ...........................
4.74% 4.87% 5.56% 5.94% 6.15%
Supplemental Data
Net assets, end of year (000) ........................ $ 136,426  $ 175,444  $ 147,034  $ 91,064  $ 59,628
Portfolio turnover rate
(f)
........................... 59% 77% 94% 69% 75%
Year Ended July 31,
2022 2021 2020 2019 2018
Portfolio turnover rate (including equity-linked notes) ...................... 196% 180% 215% 180% 236%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Investor C
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ...................
$ 10.22  $ 9.02  $ 9.64  $ 9.76  $ 9.82
Net investment income
(a)
.........................
0.38 0.40 0.44 0.49 0.53
Net realized and unrealized gain (loss) ...............
(1.55) 1.20 (0.63) (0.11) (0.03)
Net increase (decrease) from investment operations ........ (1.17) 1.60  (0.19) 0.38  0.50
Distributions
(b)
– – – – –
From net investment income ......................
(0.48) (0.40) (0.37) (0.45) (0.54)
From net realized gain ...........................
(0.11) —  —  —  (0.02)
Return of capital ............................... —  —  (0.06) (0.05) —
Total distributions ............................... (0.59) (0.40) (0.43) (0.50) (0.56)
Net asset value, end of year ....................... $ 8.46  $ 10.22  $ 9.02  $ 9.64  $ 9.76
Total Return
(c)
— — — — —
Based on net asset value .......................... (11.94)% 18.06%
(d)
(1.91)% 4.19%
(d)
5.21%
Ratios to Average Net Assets
(e)
Total expenses .................................
1.80% 1.80% 1.80% 1.80% 1.90%
Total expenses after fees waived and/or reimbursed ........
1.65% 1.65% 1.65% 1.65% 1.66%
Net investment income ...........................
4.00% 4.13% 4.79% 5.25% 5.42%
Supplemental Data
Net assets, end of year (000) ........................ $ 35,475  $ 46,242  $ 41,749  $ 36,992  $ 30,038
Portfolio turnover rate
(f)
........................... 59% 77% 94% 69% 75%
Year Ended July 31,
2022 2021 2020 2019 2018
Portfolio turnover rate (including equity-linked notes) ...................... 196% 180% 215% 180% 236%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Class K
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ...................
$ 10.24  $ 9.04  $ 9.66  $ 9.78  $ 9.83
Net investment income
(a)
.........................
0.48 0.50 0.46 0.59 0.66
Net realized and unrealized gain (loss) ...............
(1.56) 1.20 (0.55) (0.11) (0.05)
Net increase (decrease) from investment operations ........ (1.08) 1.70  (0.09) 0.48  0.61
Distributions
(b)
– – – – –
From net investment income ......................
(0.58) (0.50) (0.47) (0.55) (0.64)
From net realized gain ...........................
(0.11) —  —  —  (0.02)
Return of capital ............................... —  —  (0.06) (0.05) —
Total distributions ............................... (0.69) (0.50) (0.53) (0.60) (0.66)
Net asset value, end of year ....................... $ 8.47  $ 10.24  $ 9.04  $ 9.66  $ 9.78
Total Return
(c)
— — — — —
Based on net asset value .......................... (11.09)% 19.27%
(d)
(0.87)% 5.28%
(d)
6.42%
Ratios to Average Net Assets
(e)
Total expenses .................................
0.72% 0.72% 0.82% 0.75% 0.85%
Total expenses after fees waived and/or reimbursed ........
0.60% 0.60% 0.60% 0.59% 0.61%
Net investment income ...........................
5.05% 5.14% 5.05% 6.29% 6.78%
Supplemental Data
Net assets, end of year (000) ........................ $ 217,072  $ 263,934  $ 166,657  $ 2,619  $ 2,188
Portfolio turnover rate
(f)
........................... 59% 77% 94% 69% 75%
Year Ended July 31,
2022 2021 2020 2019 2018
Portfolio turnover rate (including equity-linked notes) ...................... 196% 180% 215% 180% 236%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Institutional
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ..................
$ 11.54  $ 10.62  $ 10.85  $ 10.79  $ 11.06
Net investment income
(a)
........................
0.47  0.49  0.52  0.56  0.55
Net realized and unrealized gain (loss) ...............
(1.36) 0.91  (0.24) 0.05  (0.25)
Net increase (decrease) from investment operations ....... (0.89) 1.40  0.28  0.61  0.30
Distributions
(b)
– – – – –
From net investment income .....................
(0.61) (0.48) (0.50) (0.54) (0.57)
Return of capital .............................. —  —  (0.01) (0.01) —
Total distributions .............................. (0.61) (0.48) (0.51) (0.55) (0.57)
Net asset value, end of year ...................... $ 10.04  $ 11.54  $ 10.62  $ 10.85  $ 10.79
Total Return
(c)
(8.03)% — — — —
Based on net asset value ......................... (8.03)% 13.40%
(d)
2.66% 5.92%
(d)
2.75%
(d)
Ratios to Average Net Assets
(e)
Total expenses ................................
0.65% 0.65% 0.68% 0.66% 0.67%
Total expenses after fees waived and/or reimbursed .......
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ..........................
4.27% 4.36% 4.88% 5.24% 5.04%
Supplemental Data
Net assets, end of year (000) ....................... $ 8,470,092  $ 10,280,019  $ 9,311,984  $ 9,432,829  $ 9,354,503
Portfolio turnover rate
(f)
.......................... 57% 74% 86% 67% 61%
Year Ended July 31,
2022 2021 2020 2019 2018
Portfolio turnover rate (including equity-linked notes) ...................... 130% 135% 148% 127% 140%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Investor A
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ..................
$ 11.53  $ 10.61  $ 10.84  $ 10.78  $ 11.04
Net investment income
(a)
........................
0.44  0.46  0.49  0.53  0.52
Net realized and unrealized gain (loss) ...............
(1.36) 0.91  (0.24) 0.06  (0.24)
Net increase (decrease) from investment operations ....... (0.92) 1.37  0.25  0.59  0.28
Distributions
(b)
– – – – –
From net investment income .....................
(0.58) (0.45) (0.47) (0.52) (0.54)
Return of capital .............................. —  —  (0.01) (0.01) —
Total distributions .............................. (0.58) (0.45) (0.48) (0.53) (0.54)
Net asset value, end of year ...................... $ 10.03  $ 11.53  $ 10.61  $ 10.84  $ 10.78
Total Return
(c)
(8.27)% — — — —
Based on net asset value ......................... (8.27)% 13.13%
(d)
2.41% 5.65%
(d)
2.59%
(d)
Ratios to Average Net Assets
(e)
Total expenses ................................
0.89% 0.88% 0.90% 0.90% 0.91%
Total expenses after fees waived and/or reimbursed .......
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ..........................
4.03% 4.10% 4.64% 4.95% 4.79%
Supplemental Data
Net assets, end of year (000) ....................... $ 4,786,022  $ 5,383,460  $ 4,521,699  $ 4,109,096  $ 4,064,777
Portfolio turnover rate
(f)
.......................... 57% 74% 86% 67% 61%
Year Ended July 31,
2022 2021 2020 2019 2018
Portfolio turnover rate (including equity-linked notes) ...................... 130% 135% 148% 127% 140%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Investor C
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ..................
$ 11.51  $ 10.59  $ 10.82  $ 10.77  $ 11.03
Net investment income
(a)
........................
0.36  0.37  0.41  0.45  0.44
Net realized and unrealized gain (loss) ...............
(1.35) 0.91  (0.24) 0.05  (0.24)
Net increase (decrease) from investment operations ....... (0.99) 1.28  0.17  0.50  0.20
Distributions
(b)
– – – – –
From net investment income .....................
(0.50) (0.36) (0.39) (0.44) (0.46)
Return of capital .............................. —  —  (0.01) (0.01) —
Total distributions .............................. (0.50) (0.36) (0.40) (0.45) (0.46)
Net asset value, end of year ...................... $ 10.02  $ 11.51  $ 10.59  $ 10.82  $ 10.77
Total Return
(c)
(8.89)% — — — —
Based on net asset value ......................... (8.89)% 12.30%
(d)
1.64% 4.77%
(d)
1.83%
(d)
Ratios to Average Net Assets
(e)
Total expenses ................................
1.66% 1.65% 1.68% 1.67% 1.67%
Total expenses after fees waived and/or reimbursed .......
1.55% 1.55% 1.55% 1.55% 1.55%
Net investment income ..........................
3.26% 3.36% 3.88% 4.24% 4.03%
Supplemental Data
Net assets, end of year (000) ....................... $ 1,010,613  $ 1,498,142  $ 1,757,991  $ 2,323,407  $ 2,651,775
Portfolio turnover rate
(f)
.......................... 57% 74% 86% 67% 61%
Year Ended July 31,
2022 2021 2020 2019 2018
Portfolio turnover rate (including equity-linked notes) ...................... 130% 135% 148% 127% 140%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Class K
Year Ended July 31,
2022 2021 2020 2019 2018
Net asset value, beginning of year ..................
$ 11.53  $ 10.61  $ 10.84  $ 10.79  $ 11.05
Net investm ent income
(a)
........................
0.47  0.49  0.52  0.56  0.58
Net realized and unrealized gain (loss) ...............
(1.35) 0.91  (0.24) 0.05  (0.27)
Net increase (decrease) from investment operations ....... (0.88) 1.40  0.28  0.61  0.31
Distributions
(b)
– – – – –
From net investment income .....................
(0.61) (0.48) (0.50) (0.55) (0.57)
Return of capital .............................. —  —  (0.01) (0.01) —
Total distributions .............................. (0.61) (0.48) (0.51) (0.56) (0.57)
Net asset value, end of year ...................... $ 10.04  $ 11.53  $ 10.61  $ 10.84  $ 10.79
Total Return
(c)
(7.90)% — — — —
Based on net asset value ......................... (7.90)% 13.47%
(d)
2.71% 5.87%
(d)
2.90%
(d)
Ratios to Average Net Assets
(e)
Total expenses ................................
0.59% 0.58% 0.60% 0.60% 0.60%
Total expenses after fees waived and/or reimbursed .......
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ..........................
4.34% 4.41% 4.93% 5.28% 5.37%
Supplemental Data
Net assets, end of year (000) ....................... $ 1,027,724  $ 1,109,227  $ 916,969  $ 760,635  $ 522,448
Portfolio turnover rate
(f)
.......................... 57% 74% 86% 67% 61%
Year Ended July 31,
2022 2021 2020 2019 2018
Portfolio turnover rate (including equity-linked notes) ...................... 130% 135% 148% 127% 140%
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Multi-Asset Income does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of
Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.
Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Dynamic High Income Portfolio ........................................ Dynamic High Income Diversified
BlackRock Multi-Asset Income Portfolio .......................................... Multi-Asset Income Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by each Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV").
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of July 31, 2022, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(continued)

Notes to Financial Statements
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Dynamic High Income Trident TPI Holdings, Inc., Delayed Draw Term Loan B3 ....... $ 8,448 $ 8,448 $ 8,020 $ (428)
Multi-Asset Income CML La Quinta Resort, Term Loan ..................... 1,868,567 1,868,567 1,817,376 (51,191)
Multi-Asset Income CML Lake Tahoe Resort Hotel, Term Loan ................ 2,429,677 2,429,612 2,364,514 (65,098)
Multi-Asset Income CML Paradise Plaza, Term Loan ...................... 1,500,764 1,500,764 1,461,738 (39,026)
Multi-Asset Income CML ST Regis Aspen, Term Loan ...................... 1,485,000 1,479,060 1,427,781 (51,279)
Multi-Asset Income Houston Center, Term Loan .......................... 6,389,145 6,389,145 6,217,048 (172,097)
Multi-Asset Income Park Avenue Tower, Term Loan ....................... 1,004,357 1,004,357 988,268 (16,089)
Multi-Asset Income Sheraton Austin, Term Loan .......................... 2,908,763 2,908,763 2,805,727 (103,036)
Multi-Asset Income The Vinoy St. Petersburg, Term Loan ................... 991,255 986,528 968,906 (17,622)
Multi-Asset Income Trident TPI Holdings, Inc., Delayed Draw Term Loan B3 ....... 63,359 63,200 60,152 (3,048)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Dynamic High Income
Barclays Capital, Inc. .......................... $ 42,706,987 $ (42,706,987) $ — $ —
BNP Paribas SA ............................. 222,640 (222,640) — —
Citigroup Global Markets, Inc. .................... 1,110,325 (1,110,325) — —
J.P. Morgan Securities LLC ...................... 563,286 (563,286) — —
Toronto Dominion Bank ........................ 13,265,220 (13,265,220) — —
$ 57,868,458 $ (57,868,458) $ — $ —
Multi-Asset Income
Barclays Capital, Inc. .......................... 81,820,440 (81,820,440) — —
BNP Paribas SA ............................. 24,218,169 (24,218,169) — —
BofA Securities, Inc. ........................... 16,525,882 (16,525,882) — —
Citigroup Global Markets, Inc. .................... 3,510,220 (3,510,220) — —
Goldman Sachs & Co. ......................... 233,724,610 (233,724,610) — —
J.P. Morgan Securities LLC ...................... 2,333,229 (2,333,229) — —
Jefferies LLC ............................... 7,342,041 (7,342,041) — —
Morgan Stanley .............................. 30,404,809 (30,404,809) — —
$ 399,879,400 $ (399,879,400) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Statements of
Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return
(distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High
Income’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(continued)

Notes to Financial Statements
For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds ("ETFs") advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited
(“BSL”) and BlackRock Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of each Fund for which BIL, BSL and BAMNA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an adm inistration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2022, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 billion - $2 billion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Dynamic High Income .............................................................................. $ 405,933 $ 429,738 $ 835,671
Multi-Asset Income ............................................................................... 13,088,619 12,778,123 25,866,742
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 203,428 $ 32,473 $ 8,594 $ 49,324 $ 293,819
Multi-Asset Income .............................................................. 1,931,697 1,047,040 255,550 221,993 3,456,280
Fund Name Institutional Investor A Total
Multi-Asset Income ................................................................................ $ 29,398 $ 936 $ 30,334

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended July 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  July 31, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund's Investor A
Shares as follows:
For the year ended July 31, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2022, the amounts waived were as follows:
With respect to Dynamic High Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated ETFs that have a contractual management fee through June 30, 2023. With respect to Multi-Asset Income, the
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income ETFs that have a contractual management fee through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations. For the year ended July 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended July 31, 2022, the amounts included in fees waived and/
or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ........................................................ $ 1,111 $ 1,740 $ 799 $ 774 $ 4,424
Multi-Asset Income ......................................................... 14,245 42,535 15,013 1,616 73,409
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 895,084 $ 93,597 $ 34,487 $ 5,024 $ 1,028,192
Multi-Asset Income .............................................................. 6,823,737 2,766,34 8 941,12 8 61,177 10,592,390
Fund Name Other Fees
Dynamic High Income ...................................................................................................... $ 4,875
Multi-Asset Income ....................................................................................................... 108,529
Fund Name Investor A Investor C
Dynamic High Income ........................................................................................... $ 27,157 $ 4,733
Multi-Asset Income ............................................................................................ 337,108 82,263
Fund Name Amounts Waived
Dynamic High Income .................................................................................................. $ 32,227
Multi-Asset Income ................................................................................................... 331,281
Fund Name Amount Waived
Dynamic High Income ...................................................................................................... $ 517,240
Multi-Asset Income ....................................................................................................... 2,967,819
Fund Name Institutional Investor A Investor C Class K
Dynamic High Income ................................................................... 0.65% 0.90% 1.65% 0.60%
Multi-Asset Income .................................................................... 0.55 0.80 1.55 0.50
Dynamic High Income ........................................................................................................ $ 887,424
Multi-Asset Income ......................................................................................................... 7,711,388

Notes to Financial Statements
(continued)

Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/
or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended July 31, 2022, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during Dynamic High Income's fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and
(b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) Dynamic High Income, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as Dynamic High Income's investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective November 3, 2021, the repayment arrangement between Dynamic High Income and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Dynamic High Income’s contractual caps on net expenses was terminated.
The following fund level and class specific waivers and/or reimbursements previously recorded by Dynamic High Income, which were subject to recoupment by the Manager, expired on November 3, 2021:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cas h collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. Th e investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in
Fund Name/Share Class
Administration Fees
Waived - Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed - Class
Specific
Dynamic High Income
Institutional .................................................................................... $ 203,428 $ 386,00 7
Investor A ..................................................................................... 32,473 12,744
Investor C ..................................................................................... 8,594 13,35 2
Class K ...................................................................................... 49,324 5,024
$ 293,819 $ 417,12 7
Multi-Asset Income
Institutional .................................................................................... 1,931,696 2,000,771
Investor A ..................................................................................... 1,042,821 147,707
Investor C ..................................................................................... 255,550 305,57 2
Class K ...................................................................................... 221,993 61,177
$ 3,452,060 $ 2,515,22 7
Fund Level ............................................................................................................... $ 1,499,016
Institutional ............................................................................................................... 980,820
Investor A ................................................................................................................ 95,209
Investor C ................................................................................................................ 37,373
Class K ................................................................................................................. 46,398

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
July 31, 2022, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Dynamic High Income is currently permitted to borrow and lend, and Multi-Asset Income is currently permitted to borrow under the Interfund Lending
Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended July 31, 2022, purchases and sales of investments, excluding short-term investments and equity-linked notes, were as follows:
For the year ended July 31, 2022, purchases and sales related to equity-linked notes were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Fund Name Amounts
Dynamic High Income ...................................................................................................... $ 175,540
Multi-Asset Income ....................................................................................................... 1,519,744
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Dynamic High Income ................................................................... $ 17,724,238 $ 5,553,478 $ (626,478)
Multi-Asset Income .................................................................... 67,767,126 370,658,095 30,847,993
Other Securities
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 668,008,137 $ 637,657,782
Multi-Asset Income .................................................................................... 8,258,204,825 8,853,100,657
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 2,043,511,978 $ 2,093,666,920
Multi-Asset Income .................................................................................... 13,263,153,433 13,678,249,583

Notes to Financial Statements
(continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
As of July 31, 2022, the tax components of accumulated earnings (loss) were as follows:
As of July 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic
Periods Dynamic High Income Multi-Asset Income
Ordinary income ........................................................... 07/31/22 $ 95,837,207 $ 937,675,742
07/31/21 66,636,638 711,635,497
Long-term capital gains ....................................................... 07/31/22 10,183,508 —
07/31/21 — —
Total ................................................................... 07/31/22 106,020,715 937,675,742
07/31/21 66,636,638 711,635,497
Fund Name
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
Dynamic High Income ........................................... $ — $ — $ (67,957,673) $ (136,658,508) $ (204,616,181)
Multi-Asset Income ............................................ 24,985,548 (958,817,120) (889,782,793) — (1,823,614,365)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures, options contracts and foreign currency contracts, the timing and recognition of partnership income, amortization methods for premiums and discounts on fixed income securities, the timing of distributions, the accounting for swap agreements, securities in default, the classification of investments and dividend income recognized for tax purposes.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dynamic High Income .............................................. $ 1,452,430,474 $ 49,144,652 $ (116,301,099) $ (67,156,447)
Multi-Asset Income ................................................ 16,571,861,040 522,049,320 (1,279,720,666) (757,671,346)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Notes to Financial Statements
(continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of July 31, 2022, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 22,548 Class K Shares of Dynamic High Income.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
07/31/22
Year Ended
07/31/21
Fund Name/Share Class
Shares Amount Shares Amount
Dynamic High Income
Institutional
Shares sold .............................................
42,396,490 $ 398,538,767 36,978,739 $ 360,137,640
Shares issued in reinvestment of distributions ........................
6,769,796 64,514,270 4,054,254 39,262,141
Shares redeemed .........................................
(40,355,392) (371,633,906) (32,528,278) (312,789,149)
8,810,894 $ 91,419,131 8,504,715 $ 86,610,632
Investor A
Shares sold and automatic conversion of shares .......................
3,831,269 $ 36,485,419 5,646,394 $ 55,010,625
Shares issued in reinvestment of distributions ........................
1,066,225 10,186,984 715,130 6,924,743
Shares redeemed .........................................
(5,937,578) (55,225,121) (5,496,105) (53,129,093)
(1,040,084) $ (8,552,718) 865,419 $ 8,806,275
Investor C
Shares sold .............................................
712,076 $ 6,989,387 752,199 $ 7,405,861
Shares issued in reinvestment of distributions ........................
260,335 2,488,195 165,369 1,597,712
Shares redeemed and automatic conversion of shares ...................
(1,303,608) (12,132,017) (1,021,133) (9,851,664)
(331,197) $ (2,654,435) (103,565) $ (848,091)
Class K
Shares sold .............................................
2,623,820 $ 25,248,655 10,860,416 $ 106,564,537
Shares issued in reinvestment of distributions ........................
1,879,992 17,923,710 1,135,031 11,059,899
Shares redeemed .........................................
(4,670,862) (43,759,462) (4,658,108) (44,910,817)
(167,050) $ (587,097) 7,337,339 $ 72,713,619
7,272,563 $ 79,624,881 16,603,908 $ 167,282,435
Multi-Asset Income
Institutional
Shares sold .............................................
184,386,912 $ 2,011,974,898 207,343,006 $ 2,315,009,169
Shares issued in reinvestment of distributions ........................
44,512,743 485,392,730 33,605,958 374,434,804
Shares redeemed .........................................
(276,090,579) (2,966,159,500) (227,189,879) (2,522,482,297)
(47,190,924) $ (468,791,872) 13,759,085 $ 166,961,676
Investor A
Shares sold and automatic conversion of shares .......................
94,460,985 $ 1,036,572,115 123,549,315 $ 1,380,081,323
Shares issued in reinvestment of distributions ........................
24,205,529 263,402,870 16,670,362 185,633,828
Shares redeemed .........................................
(108,458,282) (1,166,421,952) (99,548,215) (1,106,440,021)
10,208,232 $ 133,553,033 40,671,462 $ 459,275,130
Investor C
Shares sold .............................................
7,966,796 $ 88,232,008 13,134,921 $ 146,209,744
Shares issued in reinvestment of distributions ........................
5,220,251 56,988,246 4,671,303 51,783,623
Shares redeemed and automatic conversion of shares ...................
(42,417,048) (457,900,429) (53,644,738) (596,590,183)
(29,230,001) $ (312,680,175) (35,838,514) $ (398,596,816)
Class K
Shares sold .............................................
26,749,257 $ 294,557,574 27,432,282 $ 306,569,184
Shares issued in reinvestment of distributions ........................
5,615,627 61,056,440 3,943,055 43,954,355
Shares redeemed .........................................
(26,117,344) (280,245,468) (21,618,023) (242,444,481)
6,247,540 $ 75,368,546 9,757,314 $ 108,079,058
(59,965,153) $ (572,550,468) 28,349,347 $ 335,719,048

Report of Independent Registered Public Accounting Firm
2022
BlackRock Annual Report to Shareholders

To the Board of Trustees of BlackRock Funds II and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting BlackRock Funds II, hereafter collectively referred to as the "Funds") as of July 31, 2022, the related statements of operations for the year ended July 31,
2022, the statements of changes in net assets for each of the two years in the period ended July 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2022 and each of the financial highlights for each of the five years in the period ended July 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2022 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2022
We have served as the auditor of one or more BlackRock investment companies since 2000.
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2022:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2022:
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended July 31, 2022:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2022 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2022:
Fund Name
Qualified Dividend
Income
Dynamic High Income ................................................................................................ $ 12,646,532
Multi-Asset Income ................................................................................................. 153,287,130
Fund Name
Qualified Business
Income
Multi-Asset Income ................................................................................................. $ 5,668,434
Fund Name
20% Rate Long-Term
Capital Gain Dividends
Dynamic High Income ................................................................................................ $ 10,183,632
Fund Name
Dividends-Received
Deduction
Dynamic High Income .................................................................................................. 3.31%
Multi-Asset Income ................................................................................................... 6.34
Fund Name Interest Dividends
Dynamic High Income ................................................................................................ $ 24,462,842
Multi-Asset Income ................................................................................................. 606,919,173
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gain
Dynamic High Income ............................................................................. $ 52,026,903 $ 7,914,846
Multi-Asset Income .............................................................................. 266,001,428 —

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2022
BlackRock Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 20, 2022 (the “April
Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Dynamic High Income Portfolio (“Dynamic High Income Portfolio”) and BlackRock Multi-Asset Income Portfolio (the “Multi-Asset Income Portfolio”)
(each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval of the sub-advisory agreements between the Manager and (a) BlackRock (Singapore) Limited (“BSL”) with respect to
Dynamic High Income Portfolio (the “BSL Dynamic High Income Sub-Advisory Agreement”); (b) BlackRock Asset Management North Asia Limited (“BNA”) with respect to Dynamic High Income Portfolio (the “BNA Dynamic High Income Sub-Advisory Agreement”); (c) BlackRock International Limited (“BIL” and together with BNA and
BSL, the “Sub-Advisors”) with respect to Dynamic High Income Portfolio (the “BIL Dynamic High Income Sub-Advisory Agreement”); (d) BSL with respect to Multi-Asset
Income Portfolio (the “BSL Multi-Asset Income Sub-Advisory Agreement” and together with the BSL Dynamic High Income Sub-Advisory Agreement, the “BSL Sub-Advisory
Agreements”); (e) BNA with respect to Multi-Asset Income Portfolio (the “BNA Multi-Asset Income Sub-Advisory Agreement” and together with the BNA Dynamic High
Income Sub-Advisory Agreement, the “BNA Sub-Advisory Agreements”); and (f) BIL with respect to Multi-Asset Income Portfolio (the “BIL Multi-Asset Income Sub-Advisory
Agreement” and together with the BIL Dynamic High Income Sub-Advisory Agreement, the “BIL Sub-Advisory Agreements”). The BNA Sub-Advisory Agreements, the BSL
Sub-Advisory Agreements and the BIL Sub-Advisory Agreements are collectively referred to herein as the “Sub-Advisory Agreements.” The Manager and the Sub-Advisors
are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Trust’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, Dynamic High Income ranked in third quartile against its Performance Peers. The
Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Multi-Asset Income Portfolio ranked in the third, fourth and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The
Board also reviewed and considered the Fund’s performance relative to certain volatility metrics. The Board noted that BlackRock believes that performance relative to the volatility metrics are also appropriate performance metrics for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board was informed that, among other things, performance is impacted by the Fund’s more conservative equity positioning, given the general outperformance of stocks. The Fund’s portfolio management team seeks to deliver less volatility and less drawdown relative to peers. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Annual Report to Shareholders

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Dynamic High Income’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that Multi-Asset Income Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent
Fund increases above certain contractually specified levels. The Board noted that if the size of the pertinent Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the
Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, (ii) the BNA Sub-Advisory Agreements between the Manager and BNA with respect to the pertinent Fund, (iii) the BSL Sub-Advisory Agreements between the
Manager and BSL with respect to the pertinent Fund, and (iv) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to the pertinent Fund, each for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information
2022
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board and
Trustee
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 162 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2019)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof since 2018; Advisory Board Member, Bridges Fund
Management since 2016; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020; Investment Committee Member, Tostan since 2021.
28 RICs consisting of 162 Portfolios None
Collette Chilton
1958
Trustee
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 162 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 162 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2016)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 162 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
28 RICs consisting of 162 Portfolios Hertz Global Holdings
(car rental); GrafTech
International Ltd.
(materials manufacturing);
Montpelier Re Holdings,
Ltd. (publicly held property
and casualty reinsurance)
from 2013 to 2015;
WABCO (commercial
vehicle safety systems)
from 2015 to 2020; Sealed
Air Corp. (packaging) from
2015 to 2021.
Cynthia A. Montgomery
1952
Trustee
(Since 2019)
Professor, Harvard Business School since 1989. 28 RICs consisting of 162 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016

Trustee and Officer Information
(continued)

Trustee and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Trustee
(Since 2015)
Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the
Executive Committee and Chair of the Investment Committee,
Cornell University from 2004 to 2019; President and Trustee, the
Center for the Arts, Jackson Hole from 2011 to 2018; Member
of the Board and Investment Committee, University School from
2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate)
from 2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since
2014; Member of Affordable Housing Supply Board of Jackson,
Wyoming since 2017; Member, Investment Funds Committee,
State of Wyoming since 2017; Trustee, Phoenix Art Museum
since 2018; Trustee, Arizona Community Foundation and
Member of Investment Committee since 2020.
28 RICs consisting of 162 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
28 RICs consisting of 162 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
28 RICs consisting of 162 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
28 RICs consisting of 162 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Joseph
P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
97 RICs consisting of 261 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
99 RICs consisting of 263 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2021, Bruce R. Bond retired as a Trustee of the Trust.

Additional Information
2022
BlackRock Annual Report to Shareholders

General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)

Additional Information
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock (Singapore) Limited
079912 Singapore
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders

Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
DHIMAIP-7/22-AR

Item 2 – Code of Ethics --
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.
The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$54,300	$54,300	$0	$0	$0	$0	$0	$0
BlackRock Multi-Asset Income Portfolio	$75,700	$75,700	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

 (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$0	$0
BlackRock Multi-Asset Income Portfolio	$0	$0

.

(
h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: September 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: September 23, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: September 23, 2022